UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

 =========================================================

       SEMIANNUAL REPORT
       USAA SHORT-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2012

 =========================================================

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,      [PHOTO OF DANIEL S. McNAMARA]
SOMETIMES IN FITS AND STARTS."

--------------------------------------------------------------------------------

FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

================================================================================

deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                   17

FINANCIAL INFORMATION

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        42

    Financial Statements                                                     47

    Notes to Financial Statements                                            50

EXPENSE EXAMPLE                                                              66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SHORT-TERM BOND FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                     [PHOTO OF JULIANNE BASS]

       MATTHEW FREUND, CFA                           JULIANNE BASS, CFA
       USAA Asset                                    USAA Asset
       Management Company                            Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND SHARES) PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

    The Fund Shares provided a total return of 1.21% for the six months ended January 31, 2012. This compares to returns of 0.59% for the Barclays Capital 1-3 Year Government/Credit Index and 0.47% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund Shares provided a one-year dividend yield of 2.86%, compared to 1.96% for the average Lipper Short Investment Grade Debt Fund.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Investor risk appetite fluctuated during the reporting period in response to mixed economic data and Europe's financial problems. Despite numerous meetings and conferences to find a solution, the Greek debt crisis continued and threatened to spread to other countries, including some of the European Union's (EU) larger economies such as Italy and Spain. Of particular concern to investors was Italy, which is the EU's largest bond market and the third largest bond market in the world. Credit ratings agencies have already downgraded several countries' credit ratings and have placed others

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

2  | USAA SHORT-TERM BOND FUND

================================================================================

    on credit watch. The EU's fiscal woes also posed a danger to European financial institutions that hold European sovereign debt.

    The U.S. economy grew slowly during the reporting period. Unemployment declined slightly as job growth improved. The housing market remained weak and a large supply of unsold homes remained in the pipeline. The Federal Reserve (the Fed) said it would continue to support the economic recovery by holding short-term interest rates near zero at least through 2014. During the reporting period, short-term rates remained in a range between 0% and 0.50%.

    In this environment, investors favored the safety and quality of U.S. assets, particularly U.S. Treasury securities as well as corporate bonds, mortgage-backed securities, and asset-backed loans. The safe-haven appeal of these securities remained undiminished even in the midst of a contentious debate in the U.S. Congress over the U.S. debt ceiling and the subsequent downgrade of U.S. government debt by a major credit rating agency.

    Though "spread sectors" (that is, non-U.S. Treasury sectors such as corporate bonds) recorded positive returns, they underperformed U.S. Treasuries during the reporting period. U.S. Treasuries posted significant gains, outperforming every other sector of the fixed-income market. The rally in the U.S. Treasury market was particularly strong in the weeks following the Fed's announcement of "Operation Twist." In Operation Twist, the Fed sought to push down long-term interest rates by selling shorter-term bonds in its portfolio of securities and buying longer-term bonds. U.S. Treasury prices surged, especially in the long maturities the Fed was buying. Yields, which move in the opposite direction of prices, dropped. Both the two-year and five-year U.S. Treasury yields fell to their lowest levels in 50 years. The five-year U.S. Treasury yield, which started the reporting period at 1.36%, ended the period at 0.71%. The two-year U.S. Treasury yield dropped from 0.37% at the beginning of the reporting period to 0.26% at the end of the period.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

              o  YIELDS ON 5-YEAR TREASURY NOTE FELL TO 0.71% AT  o
                  END OF REPORTING PERIOD (JANUARY 31, 2012) --
                                LOWEST SINCE 1962

                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

                [CHART OF 5-YEAR CONSTANT MATURITY TREASURY YIELDS]

                                           YIELD IN PERCENT
  1/2/1962                                       3.88%
  1/3/1962                                       3.87
  1/4/1962                                       3.86
  1/5/1962                                       3.89
  1/8/1962                                       3.91
  1/9/1962                                       3.93
 1/10/1962                                       3.94
 1/11/1962                                       3.94
 1/12/1962                                       3.95
 1/15/1962                                       3.96
 1/16/1962                                       3.98
 1/17/1962                                       3.97
 1/18/1962                                       3.96
 1/19/1962                                       3.95
 1/22/1962                                       3.93
 1/23/1962                                       3.94
 1/24/1962                                       3.93
 1/25/1962                                       3.94
 1/26/1962                                       3.97
 1/29/1962                                       3.98
 1/30/1962                                       3.98
 1/31/1962                                       3.99
  2/1/1962                                       4.00
  2/2/1962                                       3.97
  2/5/1962                                       3.96
  2/6/1962                                       3.96
  2/7/1962                                       3.95
  2/8/1962                                       3.93
  2/9/1962                                       3.91
 2/12/1962                                       3.91
 2/13/1962                                       3.91
 2/14/1962                                       3.90
 2/15/1962                                       3.90
 2/16/1962                                       3.88
 2/19/1962                                       3.86
 2/20/1962                                       3.88
 2/21/1962                                       3.86
 2/22/1962                                       3.86
 2/23/1962                                       3.83
 2/26/1962                                       3.80
 2/27/1962                                       3.80
 2/28/1962                                       3.77
  3/1/1962                                       3.71
  3/2/1962                                       3.72
  3/5/1962                                       3.74
  3/6/1962                                       3.74
  3/7/1962                                       3.74
  3/8/1962                                       3.72
  3/9/1962                                       3.71
 3/12/1962                                       3.73
 3/13/1962                                       3.70
 3/14/1962                                       3.72
 3/15/1962                                       3.73
 3/16/1962                                       3.72
 3/19/1962                                       3.71
 3/20/1962                                       3.67
 3/21/1962                                       3.61
 3/22/1962                                       3.58
 3/23/1962                                       3.62
 3/26/1962                                       3.65
 3/27/1962                                       3.65
 3/28/1962                                       3.64
 3/29/1962                                       3.64
 3/30/1962                                       3.61
  4/2/1962                                       3.58
  4/3/1962                                       3.55
  4/4/1962                                       3.51
  4/5/1962                                       3.56
  4/6/1962                                       3.55
  4/9/1962                                       3.57
 4/10/1962                                       3.57
 4/11/1962                                       3.61
 4/12/1962                                       3.61
 4/13/1962                                       3.60
 4/16/1962                                       3.60
 4/17/1962                                       3.60
 4/18/1962                                       3.60
 4/19/1962                                       3.60
 4/20/1962                                       3.60
 4/23/1962                                       3.63
 4/24/1962                                       3.65
 4/25/1962                                       3.66
 4/26/1962                                       3.66
 4/27/1962                                       3.64
 4/30/1962                                       3.64
  5/1/1962                                       3.63
  5/2/1962                                       3.64
  5/3/1962                                       3.64
  5/4/1962                                       3.64
  5/7/1962                                       3.64
  5/8/1962                                       3.62
  5/9/1962                                       3.60
 5/10/1962                                       3.61
 5/11/1962                                       3.61
 5/14/1962                                       3.63
 5/15/1962                                       3.67
 5/16/1962                                       3.67
 5/17/1962                                       3.67
 5/18/1962                                       3.72
 5/21/1962                                       3.74
 5/22/1962                                       3.71
 5/23/1962                                       3.69
 5/24/1962                                       3.68
 5/25/1962                                       3.66
 5/28/1962                                       3.65
 5/29/1962                                       3.66
 5/30/1962                                       3.66
 5/31/1962                                       3.66
  6/1/1962                                       3.64
  6/4/1962                                       3.63
  6/5/1962                                       3.64
  6/6/1962                                       3.62
  6/7/1962                                       3.60
  6/8/1962                                       3.60
 6/11/1962                                       3.59
 6/12/1962                                       3.57
 6/13/1962                                       3.57
 6/14/1962                                       3.60
 6/15/1962                                       3.60
 6/18/1962                                       3.61
 6/19/1962                                       3.64
 6/20/1962                                       3.63
 6/21/1962                                       3.61
 6/22/1962                                       3.61
 6/25/1962                                       3.68
 6/26/1962                                       3.71
 6/27/1962                                       3.68
 6/28/1962                                       3.76
 6/29/1962                                       3.76
  7/2/1962                                       3.77
  7/3/1962                                       3.76
  7/4/1962                                       3.76
  7/5/1962                                       3.78
  7/6/1962                                       3.79
  7/9/1962                                       3.83
 7/10/1962                                       3.81
 7/11/1962                                       3.77
 7/12/1962                                       3.78
 7/13/1962                                       3.78
 7/16/1962                                       3.80
 7/17/1962                                       3.82
 7/18/1962                                       3.83
 7/19/1962                                       3.83
 7/20/1962                                       3.82
 7/23/1962                                       3.81
 7/24/1962                                       3.82
 7/25/1962                                       3.83
 7/26/1962                                       3.82
 7/27/1962                                       3.79
 7/30/1962                                       3.81
 7/31/1962                                       3.82
  8/1/1962                                       3.80
  8/2/1962                                       3.76
  8/3/1962                                       3.77
  8/6/1962                                       3.76
  8/7/1962                                       3.79
  8/8/1962                                       3.78
  8/9/1962                                       3.76
 8/10/1962                                       3.76
 8/13/1962                                       3.74
 8/14/1962                                       3.73
 8/15/1962                                       3.72
 8/16/1962                                       3.69
 8/17/1962                                       3.69
 8/20/1962                                       3.66
 8/21/1962                                       3.66
 8/22/1962                                       3.66
 8/23/1962                                       3.66
 8/24/1962                                       3.66
 8/27/1962                                       3.67
 8/28/1962                                       3.67
 8/29/1962                                       3.67
 8/30/1962                                       3.66
 8/31/1962                                       3.66
  9/3/1962                                       3.66
  9/4/1962                                       3.67
  9/5/1962                                       3.68
  9/6/1962                                       3.72
  9/7/1962                                       3.74
 9/10/1962                                       3.72
 9/11/1962                                       3.72
 9/12/1962                                       3.72
 9/13/1962                                       3.72
 9/14/1962                                       3.72
 9/17/1962                                       3.71
 9/18/1962                                       3.71
 9/19/1962                                       3.71
 9/20/1962                                       3.71
 9/21/1962                                       3.71
 9/24/1962                                       3.69
 9/25/1962                                       3.68
 9/26/1962                                       3.67
 9/27/1962                                       3.67
 9/28/1962                                       3.66
 10/1/1962                                       3.64
 10/2/1962                                       3.62
 10/3/1962                                       3.60
 10/4/1962                                       3.60
 10/5/1962                                       3.62
 10/8/1962                                       3.64
 10/9/1962                                       3.64
10/10/1962                                       3.62
10/11/1962                                       3.63
10/12/1962                                       3.63
10/15/1962                                       3.63
10/16/1962                                       3.63
10/17/1962                                       3.64
10/18/1962                                       3.63
10/19/1962                                       3.62
10/22/1962                                       3.64
10/23/1962                                       3.67
10/24/1962                                       3.67
10/25/1962                                       3.67
10/26/1962                                       3.65
10/29/1962                                       3.64
10/30/1962                                       3.63
10/31/1962                                       3.64
 11/1/1962                                       3.63
 11/2/1962                                       3.62
 11/5/1962                                       3.61
 11/6/1962                                       3.61
 11/7/1962                                       3.60
 11/8/1962                                       3.59
 11/9/1962                                       3.57
11/12/1962                                       3.57
11/13/1962                                       3.58
11/14/1962                                       3.59
11/15/1962                                       3.59
11/16/1962                                       3.63
11/19/1962                                       3.62
11/20/1962                                       3.61
11/21/1962                                       3.59
11/22/1962                                       3.59
11/23/1962                                       3.59
11/26/1962                                       3.60
11/27/1962                                       3.60
11/28/1962                                       3.59
11/29/1962                                       3.59
11/30/1962                                       3.59
 12/3/1962                                       3.60
 12/4/1962                                       3.61
 12/5/1962                                       3.61
 12/6/1962                                       3.60
 12/7/1962                                       3.59
12/10/1962                                       3.58
12/11/1962                                       3.57
12/12/1962                                       3.57
12/13/1962                                       3.57
12/14/1962                                       3.57
12/17/1962                                       3.56
12/18/1962                                       3.55
12/19/1962                                       3.55
12/20/1962                                       3.54
12/21/1962                                       3.51
12/24/1962                                       3.50
12/25/1962                                       3.50
12/26/1962                                       3.50
12/27/1962                                       3.52
12/28/1962                                       3.56
12/31/1962                                       3.56
  1/1/1963                                       3.56
  1/2/1963                                       3.53
  1/3/1963                                       3.53
  1/4/1963                                       3.56
  1/7/1963                                       3.57
  1/8/1963                                       3.56
  1/9/1963                                       3.56
 1/10/1963                                       3.55
 1/11/1963                                       3.54
 1/14/1963                                       3.54
 1/15/1963                                       3.53
 1/16/1963                                       3.53
 1/17/1963                                       3.56
 1/18/1963                                       3.57
 1/21/1963                                       3.60
 1/22/1963                                       3.62
 1/23/1963                                       3.62
 1/24/1963                                       3.62
 1/25/1963                                       3.61
 1/28/1963                                       3.62
 1/29/1963                                       3.63
 1/30/1963                                       3.63
 1/31/1963                                       3.65
  2/1/1963                                       3.66
  2/4/1963                                       3.66
  2/5/1963                                       3.66
  2/6/1963                                       3.65
  2/7/1963                                       3.65
  2/8/1963                                       3.65
 2/11/1963                                       3.65
 2/12/1963                                       3.65
 2/13/1963                                       3.65
 2/14/1963                                       3.65
 2/15/1963                                       3.64
 2/18/1963                                       3.64
 2/19/1963                                       3.66
 2/20/1963                                       3.66
 2/21/1963                                       3.68
 2/22/1963                                       3.68
 2/25/1963                                       3.68
 2/26/1963                                       3.68
 2/27/1963                                       3.68
 2/28/1963                                       3.68
  3/1/1963                                       3.67
  3/4/1963                                       3.67
  3/5/1963                                       3.67
  3/6/1963                                       3.67
  3/7/1963                                       3.67
  3/8/1963                                       3.67
 3/11/1963                                       3.68
 3/12/1963                                       3.68
 3/13/1963                                       3.68
 3/14/1963                                       3.68
 3/15/1963                                       3.68
 3/18/1963                                       3.68
 3/19/1963                                       3.68
 3/20/1963                                       3.68
 3/21/1963                                       3.68
 3/22/1963                                       3.68
 3/25/1963                                       3.69
 3/26/1963                                       3.71
 3/27/1963                                       3.72
 3/28/1963                                       3.71
 3/29/1963                                       3.71
  4/1/1963                                       3.70
  4/2/1963                                       3.70
  4/3/1963                                       3.71
  4/4/1963                                       3.70
  4/5/1963                                       3.70
  4/8/1963                                       3.72
  4/9/1963                                       3.73
 4/10/1963                                       3.76
 4/11/1963                                       3.74
 4/12/1963                                       3.74
 4/15/1963                                       3.77
 4/16/1963                                       3.76
 4/17/1963                                       3.77
 4/18/1963                                       3.76
 4/19/1963                                       3.75
 4/22/1963                                       3.76
 4/23/1963                                       3.76
 4/24/1963                                       3.76
 4/25/1963                                       3.75
 4/26/1963                                       3.73
 4/29/1963                                       3.74
 4/30/1963                                       3.73
  5/1/1963                                       3.72
  5/2/1963                                       3.72
  5/3/1963                                       3.71
  5/6/1963                                       3.69
  5/7/1963                                       3.68
  5/8/1963                                       3.70
  5/9/1963                                       3.71
 5/10/1963                                       3.71
 5/13/1963                                       3.70
 5/14/1963                                       3.70
 5/15/1963                                       3.69
 5/16/1963                                       3.68
 5/17/1963                                       3.69
 5/20/1963                                       3.71
 5/21/1963                                       3.70
 5/22/1963                                       3.70
 5/23/1963                                       3.71
 5/24/1963                                       3.75
 5/27/1963                                       3.75
 5/28/1963                                       3.77
 5/29/1963                                       3.78
 5/30/1963                                       3.78
 5/31/1963                                       3.78
  6/3/1963                                       3.81
  6/4/1963                                       3.80
  6/5/1963                                       3.80
  6/6/1963                                       3.80
  6/7/1963                                       3.81
 6/10/1963                                       3.80
 6/11/1963                                       3.79
 6/12/1963                                       3.81
 6/13/1963                                       3.81
 6/14/1963                                       3.82
 6/17/1963                                       3.83
 6/18/1963                                       3.83
 6/19/1963                                       3.83
 6/20/1963                                       3.82
 6/21/1963                                       3.82
 6/24/1963                                       3.82
 6/25/1963                                       3.82
 6/26/1963                                       3.82
 6/27/1963                                       3.82
 6/28/1963                                       3.82
  7/1/1963                                       3.82
  7/2/1963                                       3.86
  7/3/1963                                       3.86
  7/4/1963                                       3.86
  7/5/1963                                       3.89
  7/8/1963                                       3.92
  7/9/1963                                       3.91
 7/10/1963                                       3.90
 7/11/1963                                       3.91
 7/12/1963                                       3.90
 7/15/1963                                       3.90
 7/16/1963                                       3.91
 7/17/1963                                       3.92
 7/18/1963                                       3.91
 7/19/1963                                       3.90
 7/22/1963                                       3.91
 7/23/1963                                       3.91
 7/24/1963                                       3.90
 7/25/1963                                       3.89
 7/26/1963                                       3.88
 7/29/1963                                       3.87
 7/30/1963                                       3.88
 7/31/1963                                       3.88
  8/1/1963                                       3.87
  8/2/1963                                       3.86
  8/5/1963                                       3.87
  8/6/1963                                       3.87
  8/7/1963                                       3.88
  8/8/1963                                       3.88
  8/9/1963                                       3.88
 8/12/1963                                       3.90
 8/13/1963                                       3.90
 8/14/1963                                       3.90
 8/15/1963                                       3.89
 8/16/1963                                       3.89
 8/19/1963                                       3.88
 8/20/1963                                       3.88
 8/21/1963                                       3.89
 8/22/1963                                       3.89
 8/23/1963                                       3.89
 8/26/1963                                       3.89
 8/27/1963                                       3.90
 8/28/1963                                       3.90
 8/29/1963                                       3.91
 8/30/1963                                       3.93
  9/2/1963                                       3.93
  9/3/1963                                       3.94
  9/4/1963                                       3.94
  9/5/1963                                       3.97
  9/6/1963                                       3.97
  9/9/1963                                       3.97
 9/10/1963                                       3.97
 9/11/1963                                       3.96
 9/12/1963                                       3.97
 9/13/1963                                       3.97
 9/16/1963                                       3.97
 9/17/1963                                       3.97
 9/18/1963                                       3.96
 9/19/1963                                       3.95
 9/20/1963                                       3.94
 9/23/1963                                       3.94
 9/24/1963                                       3.95
 9/25/1963                                       3.95
 9/26/1963                                       3.95
 9/27/1963                                       3.94
 9/30/1963                                       3.94
 10/1/1963                                       3.93
 10/2/1963                                       3.93
 10/3/1963                                       3.93
 10/4/1963                                       3.94
 10/7/1963                                       3.95
 10/8/1963                                       3.96
 10/9/1963                                       3.97
10/10/1963                                       3.97
10/11/1963                                       3.96
10/14/1963                                       3.96
10/15/1963                                       3.97
10/16/1963                                       3.97
10/17/1963                                       3.98
10/18/1963                                       3.99
10/21/1963                                       3.99
10/22/1963                                       3.98
10/23/1963                                       3.98
10/24/1963                                       3.97
10/25/1963                                       3.98
10/28/1963                                       3.98
10/29/1963                                       4.00
10/30/1963                                       4.00
10/31/1963                                       4.01
 11/1/1963                                       4.01
 11/4/1963                                       4.02
 11/5/1963                                       4.02
 11/6/1963                                       4.04
 11/7/1963                                       4.04
 11/8/1963                                       4.05
11/11/1963                                       4.05
11/12/1963                                       4.03
11/13/1963                                       4.04
11/14/1963                                       4.02
11/15/1963                                       4.00
11/18/1963                                       4.00
11/19/1963                                       4.00
11/20/1963                                       4.00
11/21/1963                                       4.00
11/22/1963                                       4.00
11/25/1963                                       4.00
11/26/1963                                       3.98
11/27/1963                                       3.99
11/28/1963                                       3.99
11/29/1963                                       3.99
 12/2/1963                                       4.01
 12/3/1963                                       4.02
 12/4/1963                                       4.01
 12/5/1963                                       4.01
 12/6/1963                                       4.01
 12/9/1963                                       4.01
12/10/1963                                       4.02
12/11/1963                                       4.03
12/12/1963                                       4.04
12/13/1963                                       4.05
12/16/1963                                       4.07
12/17/1963                                       4.07
12/18/1963                                       4.06
12/19/1963                                       4.06
12/20/1963                                       4.07
12/23/1963                                       4.07
12/24/1963                                       4.07
12/25/1963                                       4.07
12/26/1963                                       4.06
12/27/1963                                       4.05
12/30/1963                                       4.05
12/31/1963                                       4.06
  1/1/1964                                       4.06
  1/2/1964                                       4.07
  1/3/1964                                       4.07
  1/6/1964                                       4.08
  1/7/1964                                       4.08
  1/8/1964                                       4.09
  1/9/1964                                       4.09
 1/10/1964                                       4.10
 1/13/1964                                       4.08
 1/14/1964                                       4.08
 1/15/1964                                       4.09
 1/16/1964                                       4.08
 1/17/1964                                       4.07
 1/20/1964                                       4.06
 1/21/1964                                       4.05
 1/22/1964                                       4.05
 1/23/1964                                       4.05
 1/24/1964                                       4.06
 1/27/1964                                       4.06
 1/28/1964                                       4.06
 1/29/1964                                       4.06
 1/30/1964                                       4.05
 1/31/1964                                       4.03
  2/3/1964                                       4.02
  2/4/1964                                       4.03
  2/5/1964                                       4.02
  2/6/1964                                       4.01
  2/7/1964                                       4.01
 2/10/1964                                       4.02
 2/11/1964                                       4.02
 2/12/1964                                       4.02
 2/13/1964                                       4.02
 2/14/1964                                       4.02
 2/17/1964                                       4.02
 2/18/1964                                       4.03
 2/19/1964                                       4.03
 2/20/1964                                       4.04
 2/21/1964                                       4.04
 2/24/1964                                       4.05
 2/25/1964                                       4.06
 2/26/1964                                       4.05
 2/27/1964                                       4.07
 2/28/1964                                       4.10
  3/2/1964                                       4.10
  3/3/1964                                       4.10
  3/4/1964                                       4.11
  3/5/1964                                       4.10
  3/6/1964                                       4.11
  3/9/1964                                       4.10
 3/10/1964                                       4.11
 3/11/1964                                       4.12
 3/12/1964                                       4.12
 3/13/1964                                       4.11
 3/16/1964                                       4.11
 3/17/1964                                       4.12
 3/18/1964                                       4.14
 3/19/1964                                       4.16
 3/20/1964                                       4.17
 3/23/1964                                       4.19
 3/24/1964                                       4.21
 3/25/1964                                       4.20
 3/26/1964                                       4.19
 3/27/1964                                       4.19
 3/30/1964                                       4.18
 3/31/1964                                       4.16
  4/1/1964                                       4.17
  4/2/1964                                       4.18
  4/3/1964                                       4.20
  4/6/1964                                       4.19
  4/7/1964                                       4.18
  4/8/1964                                       4.16
  4/9/1964                                       4.14
 4/10/1964                                       4.15
 4/13/1964                                       4.16
 4/14/1964                                       4.16
 4/15/1964                                       4.15
 4/16/1964                                       4.14
 4/17/1964                                       4.14
 4/20/1964                                       4.14
 4/21/1964                                       4.14
 4/22/1964                                       4.14
 4/23/1964                                       4.14
 4/24/1964                                       4.15
 4/27/1964                                       4.15
 4/28/1964                                       4.15
 4/29/1964                                       4.14
 4/30/1964                                       4.13
  5/1/1964                                       4.12
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  5/5/1964                                       4.10
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  5/8/1964                                       4.06
 5/11/1964                                       4.04
 5/12/1964                                       4.03
 5/13/1964                                       4.02
 5/14/1964                                       4.01
 5/15/1964                                       4.02
 5/18/1964                                       4.02
 5/19/1964                                       4.02
 5/20/1964                                       4.05
 5/21/1964                                       4.05
 5/22/1964                                       4.04
 5/25/1964                                       4.03
 5/26/1964                                       4.03
 5/27/1964                                       4.03
 5/28/1964                                       4.03
 5/29/1964                                       4.03
  6/1/1964                                       4.03
  6/2/1964                                       4.03
  6/3/1964                                       4.03
  6/4/1964                                       4.03
  6/5/1964                                       4.02
  6/8/1964                                       4.02
  6/9/1964                                       4.01
 6/10/1964                                       4.02
 6/11/1964                                       4.02
 6/12/1964                                       4.02
 6/15/1964                                       4.02
 6/16/1964                                       4.02
 6/17/1964                                       4.02
 6/18/1964                                       4.01
 6/19/1964                                       4.01
 6/22/1964                                       4.00
 6/23/1964                                       4.02
 6/24/1964                                       4.03
 6/25/1964                                       4.02
 6/26/1964                                       4.01
 6/29/1964                                       4.01
 6/30/1964                                       4.01
  7/1/1964                                       4.01
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  7/3/1964                                       4.01
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  7/8/1964                                       4.00
  7/9/1964                                       4.01
 7/10/1964                                       4.01
 7/13/1964                                       4.02
 7/14/1964                                       4.02
 7/15/1964                                       4.02
 7/16/1964                                       4.03
 7/17/1964                                       4.04
 7/20/1964                                       4.05
 7/21/1964                                       4.05
 7/22/1964                                       4.04
 7/23/1964                                       4.03
 7/24/1964                                       4.03
 7/27/1964                                       4.03
 7/28/1964                                       4.04
 7/29/1964                                       4.05
 7/30/1964                                       4.05
 7/31/1964                                       4.04
  8/3/1964                                       4.04
  8/4/1964                                       4.04
  8/5/1964                                       4.04
  8/6/1964                                       4.04
  8/7/1964                                       4.05
 8/10/1964                                       4.06
 8/11/1964                                       4.07
 8/12/1964                                       4.06
 8/13/1964                                       4.06
 8/14/1964                                       4.05
 8/17/1964                                       4.05
 8/18/1964                                       4.05
 8/19/1964                                       4.05
 8/20/1964                                       4.05
 8/21/1964                                       4.05
 8/24/1964                                       4.06
 8/25/1964                                       4.06
 8/26/1964                                       4.06
 8/27/1964                                       4.06
 8/28/1964                                       4.07
 8/31/1964                                       4.07
  9/1/1964                                       4.08
  9/2/1964                                       4.09
  9/3/1964                                       4.09
  9/4/1964                                       4.09
  9/7/1964                                       4.09
  9/8/1964                                       4.10
  9/9/1964                                       4.10
 9/10/1964                                       4.09
 9/11/1964                                       4.09
 9/14/1964                                       4.09
 9/15/1964                                       4.10
 9/16/1964                                       4.09
 9/17/1964                                       4.08
 9/18/1964                                       4.07
 9/21/1964                                       4.06
 9/22/1964                                       4.06
 9/23/1964                                       4.06
 9/24/1964                                       4.06
 9/25/1964                                       4.06
 9/28/1964                                       4.04
 9/29/1964                                       4.05
 9/30/1964                                       4.05
 10/1/1964                                       4.05
 10/2/1964                                       4.07
 10/5/1964                                       4.07
 10/6/1964                                       4.07
 10/7/1964                                       4.07
 10/8/1964                                       4.07
 10/9/1964                                       4.08
10/12/1964                                       4.08
10/13/1964                                       4.08
10/14/1964                                       4.08
10/15/1964                                       4.08
10/16/1964                                       4.09
10/19/1964                                       4.09
10/20/1964                                       4.08
10/21/1964                                       4.07
10/22/1964                                       4.07
10/23/1964                                       4.07
10/26/1964                                       4.07
10/27/1964                                       4.06
10/28/1964                                       4.05
10/29/1964                                       4.04
10/30/1964                                       4.05
 11/2/1964                                       4.04
 11/3/1964                                       4.04
 11/4/1964                                       4.04
 11/5/1964                                       4.04
 11/6/1964                                       4.04
 11/9/1964                                       4.03
11/10/1964                                       4.01
11/11/1964                                       4.01
11/12/1964                                       3.99
11/13/1964                                       4.00
11/16/1964                                       4.01
11/17/1964                                       4.01
11/18/1964                                       4.01
11/19/1964                                       4.01
11/20/1964                                       4.01
11/23/1964                                       4.08
11/24/1964                                       4.09
11/25/1964                                       4.10
11/26/1964                                       4.10
11/27/1964                                       4.11
11/30/1964                                       4.13
 12/1/1964                                       4.13
 12/2/1964                                       4.12
 12/3/1964                                       4.09
 12/4/1964                                       4.08
 12/7/1964                                       4.07
 12/8/1964                                       4.06
 12/9/1964                                       4.06
12/10/1964                                       4.06
12/11/1964                                       4.07
12/14/1964                                       4.08
12/15/1964                                       4.08
12/16/1964                                       4.08
12/17/1964                                       4.08
12/18/1964                                       4.09
12/21/1964                                       4.09
12/22/1964                                       4.09
12/23/1964                                       4.09
12/24/1964                                       4.09
12/25/1964                                       4.09
12/28/1964                                       4.09
12/29/1964                                       4.09
12/30/1964                                       4.09
12/31/1964                                       4.12
  1/1/1965                                       4.12
  1/4/1965                                       4.12
  1/5/1965                                       4.11
  1/6/1965                                       4.11
  1/7/1965                                       4.12
  1/8/1965                                       4.12
 1/11/1965                                       4.12
 1/12/1965                                       4.11
 1/13/1965                                       4.10
 1/14/1965                                       4.10
 1/15/1965                                       4.11
 1/18/1965                                       4.11
 1/19/1965                                       4.10
 1/20/1965                                       4.09
 1/21/1965                                       4.08
 1/22/1965                                       4.08
 1/25/1965                                       4.08
 1/26/1965                                       4.09
 1/27/1965                                       4.09
 1/28/1965                                       4.10
 1/29/1965                                       4.11
  2/1/1965                                       4.12
  2/2/1965                                       4.12
  2/3/1965                                       4.13
  2/4/1965                                       4.15
  2/5/1965                                       4.16
  2/8/1965                                       4.15
  2/9/1965                                       4.15
 2/10/1965                                       4.15
 2/11/1965                                       4.15
 2/12/1965                                       4.15
 2/15/1965                                       4.15
 2/16/1965                                       4.15
 2/17/1965                                       4.14
 2/18/1965                                       4.15
 2/19/1965                                       4.16
 2/22/1965                                       4.16
 2/23/1965                                       4.15
 2/24/1965                                       4.15
 2/25/1965                                       4.15
 2/26/1965                                       4.16
  3/1/1965                                       4.16
  3/2/1965                                       4.18
  3/3/1965                                       4.17
  3/4/1965                                       4.17
  3/5/1965                                       4.17
  3/8/1965                                       4.17
  3/9/1965                                       4.18
 3/10/1965                                       4.17
 3/11/1965                                       4.16
 3/12/1965                                       4.16
 3/15/1965                                       4.15
 3/16/1965                                       4.14
 3/17/1965                                       4.12
 3/18/1965                                       4.13
 3/19/1965                                       4.13
 3/22/1965                                       4.13
 3/23/1965                                       4.13
 3/24/1965                                       4.12
 3/25/1965                                       4.13
 3/26/1965                                       4.14
 3/29/1965                                       4.15
 3/30/1965                                       4.14
 3/31/1965                                       4.14
  4/1/1965                                       4.14
  4/2/1965                                       4.15
  4/5/1965                                       4.15
  4/6/1965                                       4.14
  4/7/1965                                       4.14
  4/8/1965                                       4.13
  4/9/1965                                       4.15
 4/12/1965                                       4.15
 4/13/1965                                       4.14
 4/14/1965                                       4.14
 4/15/1965                                       4.15
 4/16/1965                                       4.15
 4/19/1965                                       4.16
 4/20/1965                                       4.16
 4/21/1965                                       4.16
 4/22/1965                                       4.16
 4/23/1965                                       4.16
 4/26/1965                                       4.16
 4/27/1965                                       4.16
 4/28/1965                                       4.16
 4/29/1965                                       4.16
 4/30/1965                                       4.16
  5/3/1965                                       4.16
  5/4/1965                                       4.14
  5/5/1965                                       4.14
  5/6/1965                                       4.14
  5/7/1965                                       4.14
 5/10/1965                                       4.15
 5/11/1965                                       4.15
 5/12/1965                                       4.16
 5/13/1965                                       4.16
 5/14/1965                                       4.15
 5/17/1965                                       4.15
 5/18/1965                                       4.15
 5/19/1965                                       4.15
 5/20/1965                                       4.15
 5/21/1965                                       4.15
 5/24/1965                                       4.15
 5/25/1965                                       4.15
 5/26/1965                                       4.14
 5/27/1965                                       4.14
 5/28/1965                                       4.15
 5/31/1965                                       4.15
  6/1/1965                                       4.15
  6/2/1965                                       4.16
  6/3/1965                                       4.15
  6/4/1965                                       4.15
  6/7/1965                                       4.15
  6/8/1965                                       4.16
  6/9/1965                                       4.16
 6/10/1965                                       4.16
 6/11/1965                                       4.16
 6/14/1965                                       4.15
 6/15/1965                                       4.15
 6/16/1965                                       4.15
 6/17/1965                                       4.15
 6/18/1965                                       4.15
 6/21/1965                                       4.15
 6/22/1965                                       4.15
 6/23/1965                                       4.13
 6/24/1965                                       4.13
 6/25/1965                                       4.13
 6/28/1965                                       4.14
 6/29/1965                                       4.14
 6/30/1965                                       4.14
  7/1/1965                                       4.15
  7/2/1965                                       4.16
  7/5/1965                                       4.16
  7/6/1965                                       4.16
  7/7/1965                                       4.14
  7/8/1965                                       4.14
  7/9/1965                                       4.15
 7/12/1965                                       4.15
 7/13/1965                                       4.15
 7/14/1965                                       4.15
 7/15/1965                                       4.15
 7/16/1965                                       4.15
 7/19/1965                                       4.14
 7/20/1965                                       4.14
 7/21/1965                                       4.14
 7/22/1965                                       4.15
 7/23/1965                                       4.15
 7/26/1965                                       4.15
 7/27/1965                                       4.15
 7/28/1965                                       4.15
 7/29/1965                                       4.17
 7/30/1965                                       4.18
  8/2/1965                                       4.18
  8/3/1965                                       4.18
  8/4/1965                                       4.18
  8/5/1965                                       4.19
  8/6/1965                                       4.19
  8/9/1965                                       4.19
 8/10/1965                                       4.19
 8/11/1965                                       4.20
 8/12/1965                                       4.20
 8/13/1965                                       4.20
 8/16/1965                                       4.20
 8/17/1965                                       4.22
 8/18/1965                                       4.22
 8/19/1965                                       4.21
 8/20/1965                                       4.20
 8/23/1965                                       4.21
 8/24/1965                                       4.22
 8/25/1965                                       4.21
 8/26/1965                                       4.22
 8/27/1965                                       4.22
 8/30/1965                                       4.22
 8/31/1965                                       4.22
  9/1/1965                                       4.23
  9/2/1965                                       4.23
  9/3/1965                                       4.22
  9/6/1965                                       4.22
  9/7/1965                                       4.23
  9/8/1965                                       4.23
  9/9/1965                                       4.24
 9/10/1965                                       4.24
 9/13/1965                                       4.23
 9/14/1965                                       4.23
 9/15/1965                                       4.24
 9/16/1965                                       4.23
 9/17/1965                                       4.23
 9/20/1965                                       4.23
 9/21/1965                                       4.24
 9/22/1965                                       4.25
 9/23/1965                                       4.26
 9/24/1965                                       4.27
 9/27/1965                                       4.27
 9/28/1965                                       4.30
 9/29/1965                                       4.34
 9/30/1965                                       4.33
 10/1/1965                                       4.34
 10/4/1965                                       4.33
 10/5/1965                                       4.32
 10/6/1965                                       4.31
 10/7/1965                                       4.31
 10/8/1965                                       4.31
10/11/1965                                       4.31
10/12/1965                                       4.31
10/13/1965                                       4.30
10/14/1965                                       4.31
10/15/1965                                       4.33
10/18/1965                                       4.34
10/19/1965                                       4.34
10/20/1965                                       4.35
10/21/1965                                       4.35
10/22/1965                                       4.34
10/25/1965                                       4.37
10/26/1965                                       4.37
10/27/1965                                       4.37
10/28/1965                                       4.39
10/29/1965                                       4.40
 11/1/1965                                       4.43
 11/2/1965                                       4.43
 11/3/1965                                       4.44
 11/4/1965                                       4.45
 11/5/1965                                       4.48
 11/8/1965                                       4.50
 11/9/1965                                       4.50
11/10/1965                                       4.49
11/11/1965                                       4.49
11/12/1965                                       4.47
11/15/1965                                       4.47
11/16/1965                                       4.46
11/17/1965                                       4.46
11/18/1965                                       4.45
11/19/1965                                       4.46
11/22/1965                                       4.45
11/23/1965                                       4.45
11/24/1965                                       4.44
11/25/1965                                       4.44
11/26/1965                                       4.44
11/29/1965                                       4.45
11/30/1965                                       4.47
 12/1/1965                                       4.52
 12/2/1965                                       4.51
 12/3/1965                                       4.52
 12/6/1965                                       4.69
 12/7/1965                                       4.67
 12/8/1965                                       4.69
 12/9/1965                                       4.69
12/10/1965                                       4.69
12/13/1965                                       4.74
12/14/1965                                       4.77
12/15/1965                                       4.77
12/16/1965                                       4.76
12/17/1965                                       4.75
12/20/1965                                       4.71
12/21/1965                                       4.74
12/22/1965                                       4.76
12/23/1965                                       4.78
12/24/1965                                       4.78
12/27/1965                                       4.77
12/28/1965                                       4.79
12/29/1965                                       4.81
12/30/1965                                       4.84
12/31/1965                                       4.88
  1/3/1966                                       4.88
  1/4/1966                                       4.89
  1/5/1966                                       4.87
  1/6/1966                                       4.84
  1/7/1966                                       4.83
 1/10/1966                                       4.84
 1/11/1966                                       4.83
 1/12/1966                                       4.77
 1/13/1966                                       4.79
 1/14/1966                                       4.82
 1/17/1966                                       4.84
 1/18/1966                                       4.83
 1/19/1966                                       4.83
 1/20/1966                                       4.84
 1/21/1966                                       4.85
 1/24/1966                                       4.88
 1/25/1966                                       4.90
 1/26/1966                                       4.91
 1/27/1966                                       4.92
 1/28/1966                                       4.95
 1/31/1966                                       4.98
  2/1/1966                                       4.94
  2/2/1966                                       4.95
  2/3/1966                                       4.95
  2/4/1966                                       4.95
  2/7/1966                                       4.99
  2/8/1966                                       4.97
  2/9/1966                                       4.97
 2/10/1966                                       4.98
 2/11/1966                                       5.01
 2/14/1966                                       5.00
 2/15/1966                                       5.00
 2/16/1966                                       5.00
 2/17/1966                                       4.97
 2/18/1966                                       4.98
 2/21/1966                                       5.00
 2/22/1966                                       5.00
 2/23/1966                                       5.00
 2/24/1966                                       4.99
 2/25/1966                                       5.02
 2/28/1966                                       5.03
  3/1/1966                                       5.02
  3/2/1966                                       5.00
  3/3/1966                                       4.99
  3/4/1966                                       4.97
  3/7/1966                                       4.97
  3/8/1966                                       4.95
  3/9/1966                                       4.96
 3/10/1966                                       4.98
 3/11/1966                                       4.99
 3/14/1966                                       4.95
 3/15/1966                                       4.91
 3/16/1966                                       4.91
 3/17/1966                                       4.88
 3/18/1966                                       4.88
 3/21/1966                                       4.84
 3/22/1966                                       4.84
 3/23/1966                                       4.81
 3/24/1966                                       4.88
 3/25/1966                                       4.95
 3/28/1966                                       4.93
 3/29/1966                                       4.91
 3/30/1966                                       4.81
 3/31/1966                                       4.84
  4/1/1966                                       4.81
  4/4/1966                                       4.81
  4/5/1966                                       4.76
  4/6/1966                                       4.79
  4/7/1966                                       4.83
  4/8/1966                                       4.83
 4/11/1966                                       4.83
 4/12/1966                                       4.83
 4/13/1966                                       4.84
 4/14/1966                                       4.84
 4/15/1966                                       4.86
 4/18/1966                                       4.84
 4/19/1966                                       4.83
 4/20/1966                                       4.85
 4/21/1966                                       4.83
 4/22/1966                                       4.83
 4/25/1966                                       4.84
 4/26/1966                                       4.86
 4/27/1966                                       4.85
 4/28/1966                                       4.84
 4/29/1966                                       4.85
  5/2/1966                                       4.86
  5/3/1966                                       4.86
  5/4/1966                                       4.86
  5/5/1966                                       4.87
  5/6/1966                                       4.86
  5/9/1966                                       4.82
 5/10/1966                                       4.82
 5/11/1966                                       4.85
 5/12/1966                                       4.84
 5/13/1966                                       4.85
 5/16/1966                                       4.85
 5/17/1966                                       4.84
 5/18/1966                                       4.84
 5/19/1966                                       4.86
 5/20/1966                                       4.88
 5/23/1966                                       4.92
 5/24/1966                                       4.96
 5/25/1966                                       4.97
 5/26/1966                                       4.99
 5/27/1966                                       5.00
 5/30/1966                                       5.00
 5/31/1966                                       5.00
  6/1/1966                                       5.02
  6/2/1966                                       4.99
  6/3/1966                                       5.01
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  6/7/1966                                       5.01
  6/8/1966                                       5.02
  6/9/1966                                       5.02
 6/10/1966                                       5.01
 6/13/1966                                       5.00
 6/14/1966                                       5.00
 6/15/1966                                       4.93
 6/16/1966                                       4.90
 6/17/1966                                       4.90
 6/20/1966                                       4.88
 6/21/1966                                       4.88
 6/22/1966                                       4.89
 6/23/1966                                       4.88
 6/24/1966                                       4.94
 6/27/1966                                       4.98
 6/28/1966                                       5.02
 6/29/1966                                       5.01
 6/30/1966                                       5.09
  7/1/1966                                       5.11
  7/4/1966                                       5.11
  7/5/1966                                       5.09
  7/6/1966                                       5.08
  7/7/1966                                       5.10
  7/8/1966                                       5.13
 7/11/1966                                       5.19
 7/12/1966                                       5.19
 7/13/1966                                       5.20
 7/14/1966                                       5.22
 7/15/1966                                       5.21
 7/18/1966                                       5.16
 7/19/1966                                       5.15
 7/20/1966                                       5.16
 7/21/1966                                       5.18
 7/22/1966                                       5.18
 7/25/1966                                       5.17
 7/26/1966                                       5.18
 7/27/1966                                       5.19
 7/28/1966                                       5.24
 7/29/1966                                       5.26
  8/1/1966                                       5.26
  8/2/1966                                       5.25
  8/3/1966                                       5.28
  8/4/1966                                       5.28
  8/5/1966                                       5.30
  8/8/1966                                       5.30
  8/9/1966                                       5.32
 8/10/1966                                       5.33
 8/11/1966                                       5.35
 8/12/1966                                       5.37
 8/15/1966                                       5.42
 8/16/1966                                       5.49
 8/17/1966                                       5.54
 8/18/1966                                       5.60
 8/19/1966                                       5.62
 8/22/1966                                       5.58
 8/23/1966                                       5.63
 8/24/1966                                       5.68
 8/25/1966                                       5.73
 8/26/1966                                       5.83
 8/29/1966                                       5.89
 8/30/1966                                       5.85
 8/31/1966                                       5.68
  9/1/1966                                       5.63
  9/2/1966                                       5.55
  9/5/1966                                       5.55
  9/6/1966                                       5.53
  9/7/1966                                       5.54
  9/8/1966                                       5.53
  9/9/1966                                       5.51
 9/12/1966                                       5.51
 9/13/1966                                       5.48
 9/14/1966                                       5.54
 9/15/1966                                       5.56
 9/16/1966                                       5.55
 9/19/1966                                       5.64
 9/20/1966                                       5.60
 9/21/1966                                       5.53
 9/22/1966                                       5.47
 9/23/1966                                       5.47
 9/26/1966                                       5.44
 9/27/1966                                       5.39
 9/28/1966                                       5.35
 9/29/1966                                       5.25
 9/30/1966                                       5.34
 10/3/1966                                       5.37
 10/4/1966                                       5.32
 10/5/1966                                       5.27
 10/6/1966                                       5.24
 10/7/1966                                       5.26
10/10/1966                                       5.30
10/11/1966                                       5.29
10/12/1966                                       5.29
10/13/1966                                       5.29
10/14/1966                                       5.29
10/17/1966                                       5.26
10/18/1966                                       5.24
10/19/1966                                       5.25
10/20/1966                                       5.28
10/21/1966                                       5.23
10/24/1966                                       5.23
10/25/1966                                       5.24
10/26/1966                                       5.27
10/27/1966                                       5.28
10/28/1966                                       5.22
10/31/1966                                       5.22
 11/1/1966                                       5.26
 11/2/1966                                       5.32
 11/3/1966                                       5.33
 11/4/1966                                       5.37
 11/7/1966                                       5.36
 11/8/1966                                       5.36
 11/9/1966                                       5.35
11/10/1966                                       5.39
11/11/1966                                       5.39
11/14/1966                                       5.41
11/15/1966                                       5.41
11/16/1966                                       5.42
11/17/1966                                       5.42
11/18/1966                                       5.41
11/21/1966                                       5.36
11/22/1966                                       5.38
11/23/1966                                       5.39
11/24/1966                                       5.39
11/25/1966                                       5.39
11/28/1966                                       5.35
11/29/1966                                       5.31
11/30/1966                                       5.28
 12/1/1966                                       5.25
 12/2/1966                                       5.22
 12/5/1966                                       5.24
 12/6/1966                                       5.25
 12/7/1966                                       5.22
 12/8/1966                                       5.24
 12/9/1966                                       5.18
12/12/1966                                       5.10
12/13/1966                                       5.05
12/14/1966                                       5.03
12/15/1966                                       4.91
12/16/1966                                       4.92
12/19/1966                                       4.86
12/20/1966                                       4.85
12/21/1966                                       4.84
12/22/1966                                       4.85
12/23/1966                                       4.84
12/26/1966                                       4.84
12/27/1966                                       4.87
12/28/1966                                       4.76
12/29/1966                                       4.80
12/30/1966                                       4.80
  1/2/1967                                       4.80
  1/3/1967                                       4.84
  1/4/1967                                       4.80
  1/5/1967                                       4.75
  1/6/1967                                       4.76
  1/9/1967                                       4.82
 1/10/1967                                       4.81
 1/11/1967                                       4.69
 1/12/1967                                       4.70
 1/13/1967                                       4.66
 1/16/1967                                       4.60
 1/17/1967                                       4.61
 1/18/1967                                       4.64
 1/19/1967                                       4.69
 1/20/1967                                       4.70
 1/23/1967                                       4.70
 1/24/1967                                       4.75
 1/25/1967                                       4.74
 1/26/1967                                       4.63
 1/27/1967                                       4.61
 1/30/1967                                       4.61
 1/31/1967                                       4.67
  2/1/1967                                       4.68
  2/2/1967                                       4.65
  2/3/1967                                       4.66
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  2/7/1967                                       4.68
  2/8/1967                                       4.67
  2/9/1967                                       4.66
 2/10/1967                                       4.72
 2/13/1967                                       4.72
 2/14/1967                                       4.74
 2/15/1967                                       4.78
 2/16/1967                                       4.78
 2/17/1967                                       4.79
 2/20/1967                                       4.80
 2/21/1967                                       4.81
 2/22/1967                                       4.81
 2/23/1967                                       4.83
 2/24/1967                                       4.79
 2/27/1967                                       4.78
 2/28/1967                                       4.78
  3/1/1967                                       4.70
  3/2/1967                                       4.64
  3/3/1967                                       4.62
  3/6/1967                                       4.62
  3/7/1967                                       4.62
  3/8/1967                                       4.63
  3/9/1967                                       4.60
 3/10/1967                                       4.60
 3/13/1967                                       4.59
 3/14/1967                                       4.57
 3/15/1967                                       4.51
 3/16/1967                                       4.44
 3/17/1967                                       4.47
 3/20/1967                                       4.44
 3/21/1967                                       4.49
 3/22/1967                                       4.50
 3/23/1967                                       4.47
 3/24/1967                                       4.47
 3/27/1967                                       4.50
 3/28/1967                                       4.48
 3/29/1967                                       4.48
 3/30/1967                                       4.44
 3/31/1967                                       4.42
  4/3/1967                                       4.42
  4/4/1967                                       4.42
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  4/6/1967                                       4.40
  4/7/1967                                       4.38
 4/10/1967                                       4.38
 4/11/1967                                       4.41
 4/12/1967                                       4.43
 4/13/1967                                       4.48
 4/14/1967                                       4.49
 4/17/1967                                       4.54
 4/18/1967                                       4.55
 4/19/1967                                       4.52
 4/20/1967                                       4.52
 4/21/1967                                       4.54
 4/24/1967                                       4.58
 4/25/1967                                       4.61
 4/26/1967                                       4.63
 4/27/1967                                       4.67
 4/28/1967                                       4.72
  5/1/1967                                       4.70
  5/2/1967                                       4.68
  5/3/1967                                       4.68
  5/4/1967                                       4.69
  5/5/1967                                       4.72
  5/8/1967                                       4.76
  5/9/1967                                       4.77
 5/10/1967                                       4.75
 5/11/1967                                       4.71
 5/12/1967                                       4.68
 5/15/1967                                       4.72
 5/16/1967                                       4.76
 5/17/1967                                       4.76
 5/18/1967                                       4.75
 5/19/1967                                       4.78
 5/22/1967                                       4.82
 5/23/1967                                       4.85
 5/24/1967                                       4.83
 5/25/1967                                       4.81
 5/26/1967                                       4.78
 5/29/1967                                       4.74
 5/30/1967                                       4.74
 5/31/1967                                       4.72
  6/1/1967                                       4.72
  6/2/1967                                       4.73
  6/5/1967                                       4.76
  6/6/1967                                       4.77
  6/7/1967                                       4.77
  6/8/1967                                       4.80
  6/9/1967                                       4.84
 6/12/1967                                       4.89
 6/13/1967                                       4.92
 6/14/1967                                       5.02
 6/15/1967                                       5.02
 6/16/1967                                       5.10
 6/19/1967                                       5.10
 6/20/1967                                       5.17
 6/21/1967                                       5.14
 6/22/1967                                       5.12
 6/23/1967                                       5.15
 6/26/1967                                       5.18
 6/27/1967                                       5.24
 6/28/1967                                       5.23
 6/29/1967                                       5.27
 6/30/1967                                       5.35
  7/3/1967                                       5.36
  7/4/1967                                       5.36
  7/5/1967                                       5.29
  7/6/1967                                       5.25
  7/7/1967                                       5.30
 7/10/1967                                       5.29
 7/11/1967                                       5.22
 7/12/1967                                       5.16
 7/13/1967                                       5.16
 7/14/1967                                       5.16
 7/17/1967                                       5.16
 7/18/1967                                       5.20
 7/19/1967                                       5.22
 7/20/1967                                       5.25
 7/21/1967                                       5.25
 7/24/1967                                       5.31
 7/25/1967                                       5.28
 7/26/1967                                       5.22
 7/27/1967                                       5.17
 7/28/1967                                       5.13
 7/31/1967                                       5.12
  8/1/1967                                       5.18
  8/2/1967                                       5.22
  8/3/1967                                       5.19
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  8/7/1967                                       5.31
  8/8/1967                                       5.29
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 8/10/1967                                       5.30
 8/11/1967                                       5.32
 8/14/1967                                       5.32
 8/15/1967                                       5.31
 8/16/1967                                       5.31
 8/17/1967                                       5.32
 8/18/1967                                       5.34
 8/21/1967                                       5.37
 8/22/1967                                       5.38
 8/23/1967                                       5.40
 8/24/1967                                       5.37
 8/25/1967                                       5.38
 8/28/1967                                       5.34
 8/29/1967                                       5.32
 8/30/1967                                       5.34
 8/31/1967                                       5.34
  9/1/1967                                       5.32
  9/4/1967                                       5.32
  9/5/1967                                       5.29
  9/6/1967                                       5.28
  9/7/1967                                       5.30
  9/8/1967                                       5.37
 9/11/1967                                       5.38
 9/12/1967                                       5.40
 9/13/1967                                       5.37
 9/14/1967                                       5.39
 9/15/1967                                       5.40
 9/18/1967                                       5.42
 9/19/1967                                       5.47
 9/20/1967                                       5.43
 9/21/1967                                       5.45
 9/22/1967                                       5.46
 9/25/1967                                       5.48
 9/26/1967                                       5.47
 9/27/1967                                       5.47
 9/28/1967                                       5.44
 9/29/1967                                       5.38
 10/2/1967                                       5.43
 10/3/1967                                       5.44
 10/4/1967                                       5.47
 10/5/1967                                       5.47
 10/6/1967                                       5.48
 10/9/1967                                       5.49
10/10/1967                                       5.52
10/11/1967                                       5.53
10/12/1967                                       5.53
10/13/1967                                       5.56
10/16/1967                                       5.60
10/17/1967                                       5.61
10/18/1967                                       5.60
10/19/1967                                       5.59
10/20/1967                                       5.57
10/23/1967                                       5.61
10/24/1967                                       5.63
10/25/1967                                       5.63
10/26/1967                                       5.65
10/27/1967                                       5.64
10/30/1967                                       5.67
10/31/1967                                       5.72
 11/1/1967                                       5.76
 11/2/1967                                       5.76
 11/3/1967                                       5.80
 11/6/1967                                       5.83
 11/7/1967                                       5.83
 11/8/1967                                       5.81
 11/9/1967                                       5.83
11/10/1967                                       5.87
11/13/1967                                       5.91
11/14/1967                                       5.81
11/15/1967                                       5.78
11/16/1967                                       5.68
11/17/1967                                       5.72
11/20/1967                                       5.87
11/21/1967                                       5.72
11/22/1967                                       5.68
11/23/1967                                       5.68
11/24/1967                                       5.78
11/27/1967                                       5.78
11/28/1967                                       5.65
11/29/1967                                       5.69
11/30/1967                                       5.77
 12/1/1967                                       5.82
 12/4/1967                                       5.80
 12/5/1967                                       5.77
 12/6/1967                                       5.72
 12/7/1967                                       5.76
 12/8/1967                                       5.78
12/11/1967                                       5.81
12/12/1967                                       5.81
12/13/1967                                       5.74
12/14/1967                                       5.77
12/15/1967                                       5.79
12/18/1967                                       5.75
12/19/1967                                       5.70
12/20/1967                                       5.66
12/21/1967                                       5.70
12/22/1967                                       5.74
12/25/1967                                       5.74
12/26/1967                                       5.70
12/27/1967                                       5.70
12/28/1967                                       5.79
12/29/1967                                       5.78
  1/1/1968                                       5.78
  1/2/1968                                       5.68
  1/3/1968                                       5.67
  1/4/1968                                       5.54
  1/5/1968                                       5.50
  1/8/1968                                       5.53
  1/9/1968                                       5.54
 1/10/1968                                       5.45
 1/11/1968                                       5.43
 1/12/1968                                       5.42
 1/15/1968                                       5.47
 1/16/1968                                       5.51
 1/17/1968                                       5.46
 1/18/1968                                       5.55
 1/19/1968                                       5.59
 1/22/1968                                       5.61
 1/23/1968                                       5.56
 1/24/1968                                       5.58
 1/25/1968                                       5.52
 1/26/1968                                       5.55
 1/29/1968                                       5.54
 1/30/1968                                       5.55
 1/31/1968                                       5.55
  2/1/1968                                       5.60
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  2/8/1968                                       5.65
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 2/12/1968                                       5.63
 2/13/1968                                       5.58
 2/14/1968                                       5.56
 2/15/1968                                       5.53
 2/16/1968                                       5.49
 2/19/1968                                       5.54
 2/20/1968                                       5.55
 2/21/1968                                       5.55
 2/22/1968                                       5.55
 2/23/1968                                       5.58
 2/26/1968                                       5.61
 2/27/1968                                       5.60
 2/28/1968                                       5.58
 2/29/1968                                       5.57
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  3/6/1968                                       5.63
  3/7/1968                                       5.71
  3/8/1968                                       5.78
 3/11/1968                                       5.78
 3/12/1968                                       5.82
 3/13/1968                                       5.90
 3/14/1968                                       6.00
 3/15/1968                                       5.88
 3/18/1968                                       5.78
 3/19/1968                                       5.78
 3/20/1968                                       5.71
 3/21/1968                                       5.78
 3/22/1968                                       5.74
 3/25/1968                                       5.74
 3/26/1968                                       5.78
 3/27/1968                                       5.77
 3/28/1968                                       5.79
 3/29/1968                                       5.76
  4/1/1968                                       5.64
  4/2/1968                                       5.58
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  4/9/1968                                       5.49
 4/10/1968                                       5.48
 4/11/1968                                       5.53
 4/12/1968                                       5.53
 4/15/1968                                       5.62
 4/16/1968                                       5.66
 4/17/1968                                       5.67
 4/18/1968                                       5.72
 4/19/1968                                       5.90
 4/22/1968                                       5.93
 4/23/1968                                       5.84
 4/24/1968                                       5.84
 4/25/1968                                       5.85
 4/26/1968                                       5.84
 4/29/1968                                       5.96
 4/30/1968                                       5.96
  5/1/1968                                       5.92
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  5/9/1968                                       5.97
 5/10/1968                                       5.97
 5/13/1968                                       5.97
 5/14/1968                                       6.00
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 5/16/1968                                       6.07
 5/17/1968                                       6.11
 5/20/1968                                       6.15
 5/21/1968                                       6.21
 5/22/1968                                       6.20
 5/23/1968                                       6.13
 5/24/1968                                       6.08
 5/27/1968                                       6.02
 5/28/1968                                       6.06
 5/29/1968                                       6.08
 5/30/1968                                       6.08
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  6/4/1968                                       5.90
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  6/6/1968                                       5.95
  6/7/1968                                       5.93
 6/10/1968                                       5.92
 6/11/1968                                       5.91
 6/12/1968                                       5.90
 6/13/1968                                       5.88
 6/14/1968                                       5.82
 6/17/1968                                       5.81
 6/18/1968                                       5.82
 6/19/1968                                       5.78
 6/20/1968                                       5.73
 6/21/1968                                       5.74
 6/24/1968                                       5.77
 6/25/1968                                       5.81
 6/26/1968                                       5.81
 6/27/1968                                       5.81
 6/28/1968                                       5.79
  7/1/1968                                       5.77
  7/2/1968                                       5.73
  7/3/1968                                       5.71
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  7/8/1968                                       5.65
  7/9/1968                                       5.61
 7/10/1968                                       5.64
 7/11/1968                                       5.65
 7/12/1968                                       5.65
 7/15/1968                                       5.68
 7/16/1968                                       5.68
 7/17/1968                                       5.64
 7/18/1968                                       5.62
 7/19/1968                                       5.56
 7/22/1968                                       5.47
 7/23/1968                                       5.43
 7/24/1968                                       5.46
 7/25/1968                                       5.46
 7/26/1968                                       5.50
 7/29/1968                                       5.53
 7/30/1968                                       5.53
 7/31/1968                                       5.50
  8/1/1968                                       5.47
  8/2/1968                                       5.43
  8/5/1968                                       5.48
  8/6/1968                                       5.50
  8/7/1968                                       5.45
  8/8/1968                                       5.46
  8/9/1968                                       5.47
 8/12/1968                                       5.52
 8/13/1968                                       5.52
 8/14/1968                                       5.51
 8/15/1968                                       5.52
 8/16/1968                                       5.49
 8/19/1968                                       5.49
 8/20/1968                                       5.50
 8/21/1968                                       5.52
 8/22/1968                                       5.55
 8/23/1968                                       5.52
 8/26/1968                                       5.51
 8/27/1968                                       5.51
 8/28/1968                                       5.50
 8/29/1968                                       5.49
 8/30/1968                                       5.48
  9/2/1968                                       5.48
  9/3/1968                                       5.46
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  9/5/1968                                       5.49
  9/6/1968                                       5.51
  9/9/1968                                       5.52
 9/10/1968                                       5.54
 9/11/1968                                       5.52
 9/12/1968                                       5.52
 9/13/1968                                       5.49
 9/16/1968                                       5.48
 9/17/1968                                       5.47
 9/18/1968                                       5.44
 9/19/1968                                       5.43
 9/20/1968                                       5.46
 9/23/1968                                       5.46
 9/24/1968                                       5.44
 9/25/1968                                       5.44
 9/26/1968                                       5.45
 9/27/1968                                       5.46
 9/30/1968                                       5.48
 10/1/1968                                       5.48
 10/2/1968                                       5.48
 10/3/1968                                       5.49
 10/4/1968                                       5.50
 10/7/1968                                       5.54
 10/8/1968                                       5.56
 10/9/1968                                       5.57
10/10/1968                                       5.57
10/11/1968                                       5.55
10/14/1968                                       5.57
10/15/1968                                       5.60
10/16/1968                                       5.57
10/17/1968                                       5.53
10/18/1968                                       5.53
10/21/1968                                       5.56
10/22/1968                                       5.56
10/23/1968                                       5.55
10/24/1968                                       5.60
10/25/1968                                       5.58
10/28/1968                                       5.58
10/29/1968                                       5.60
10/30/1968                                       5.59
10/31/1968                                       5.57
 11/1/1968                                       5.56
 11/4/1968                                       5.60
 11/5/1968                                       5.60
 11/6/1968                                       5.59
 11/7/1968                                       5.61
 11/8/1968                                       5.64
11/11/1968                                       5.64
11/12/1968                                       5.66
11/13/1968                                       5.63
11/14/1968                                       5.63
11/15/1968                                       5.66
11/18/1968                                       5.68
11/19/1968                                       5.70
11/20/1968                                       5.69
11/21/1968                                       5.68
11/22/1968                                       5.69
11/25/1968                                       5.70
11/26/1968                                       5.71
11/27/1968                                       5.71
11/28/1968                                       5.71
11/29/1968                                       5.72
 12/2/1968                                       5.85
 12/3/1968                                       5.96
 12/4/1968                                       5.99
 12/5/1968                                       5.98
 12/6/1968                                       5.97
 12/9/1968                                       6.01
12/10/1968                                       6.04
12/11/1968                                       6.01
12/12/1968                                       6.05
12/13/1968                                       6.02
12/16/1968                                       6.05
12/17/1968                                       6.06
12/18/1968                                       6.11
12/19/1968                                       6.17
12/20/1968                                       6.24
12/23/1968                                       6.32
12/24/1968                                       6.34
12/25/1968                                       6.34
12/26/1968                                       6.28
12/27/1968                                       6.32
12/30/1968                                       6.36
12/31/1968                                       6.33
  1/1/1969                                       6.33
  1/2/1969                                       6.29
  1/3/1969                                       6.28
  1/6/1969                                       6.34
  1/7/1969                                       6.43
  1/8/1969                                       6.38
  1/9/1969                                       6.34
 1/10/1969                                       6.32
 1/13/1969                                       6.30
 1/14/1969                                       6.27
 1/15/1969                                       6.19
 1/16/1969                                       6.11
 1/17/1969                                       6.14
 1/20/1969                                       6.11
 1/21/1969                                       6.15
 1/22/1969                                       6.21
 1/23/1969                                       6.21
 1/24/1969                                       6.19
 1/27/1969                                       6.20
 1/28/1969                                       6.22
 1/29/1969                                       6.24
 1/30/1969                                       6.28
 1/31/1969                                       6.30
  2/3/1969                                       6.32
  2/4/1969                                       6.30
  2/5/1969                                       6.32
  2/6/1969                                       6.34
  2/7/1969                                       6.30
 2/10/1969                                       6.30
 2/11/1969                                       6.27
 2/12/1969                                       6.27
 2/13/1969                                       6.27
 2/14/1969                                       6.29
 2/17/1969                                       6.32
 2/18/1969                                       6.34
 2/19/1969                                       6.36
 2/20/1969                                       6.37
 2/21/1969                                       6.37
 2/24/1969                                       6.35
 2/25/1969                                       6.38
 2/26/1969                                       6.40
 2/27/1969                                       6.45
 2/28/1969                                       6.44
  3/3/1969                                       6.45
  3/4/1969                                       6.42
  3/5/1969                                       6.43
  3/6/1969                                       6.45
  3/7/1969                                       6.45
 3/10/1969                                       6.45
 3/11/1969                                       6.45
 3/12/1969                                       6.42
 3/13/1969                                       6.42
 3/14/1969                                       6.39
 3/17/1969                                       6.44
 3/18/1969                                       6.44
 3/19/1969                                       6.40
 3/20/1969                                       6.39
 3/21/1969                                       6.37
 3/24/1969                                       6.35
 3/25/1969                                       6.38
 3/26/1969                                       6.37
 3/27/1969                                       6.38
 3/28/1969                                       6.36
 3/31/1969                                       6.36
  4/1/1969                                       6.32
  4/2/1969                                       6.32
  4/3/1969                                       6.34
  4/4/1969                                       6.34
  4/7/1969                                       6.37
  4/8/1969                                       6.33
  4/9/1969                                       6.26
 4/10/1969                                       6.27
 4/11/1969                                       6.26
 4/14/1969                                       6.20
 4/15/1969                                       6.26
 4/16/1969                                       6.24
 4/17/1969                                       6.27
 4/18/1969                                       6.30
 4/21/1969                                       6.28
 4/22/1969                                       6.26
 4/23/1969                                       6.26
 4/24/1969                                       6.29
 4/25/1969                                       6.30
 4/28/1969                                       6.34
 4/29/1969                                       6.38
 4/30/1969                                       6.37
  5/1/1969                                       6.46
  5/2/1969                                       6.45
  5/5/1969                                       6.45
  5/6/1969                                       6.46
  5/7/1969                                       6.47
  5/8/1969                                       6.46
  5/9/1969                                       6.48
 5/12/1969                                       6.52
 5/13/1969                                       6.49
 5/14/1969                                       6.46
 5/15/1969                                       6.49
 5/16/1969                                       6.54
 5/19/1969                                       6.58
 5/20/1969                                       6.57
 5/21/1969                                       6.55
 5/22/1969                                       6.56
 5/23/1969                                       6.59
 5/26/1969                                       6.62
 5/27/1969                                       6.67
 5/28/1969                                       6.68
 5/29/1969                                       6.69
 5/30/1969                                       6.69
  6/2/1969                                       6.69
  6/3/1969                                       6.69
  6/4/1969                                       6.71
  6/5/1969                                       6.69
  6/6/1969                                       6.68
  6/9/1969                                       6.76
 6/10/1969                                       6.72
 6/11/1969                                       6.73
 6/12/1969                                       6.70
 6/13/1969                                       6.66
 6/16/1969                                       6.64
 6/17/1969                                       6.68
 6/18/1969                                       6.68
 6/19/1969                                       6.74
 6/20/1969                                       6.76
 6/23/1969                                       6.78
 6/24/1969                                       6.82
 6/25/1969                                       6.85
 6/26/1969                                       6.84
 6/27/1969                                       6.88
 6/30/1969                                       6.98
  7/1/1969                                       7.02
  7/2/1969                                       7.04
  7/3/1969                                       7.01
  7/4/1969                                       7.01
  7/7/1969                                       7.02
  7/8/1969                                       7.04
  7/9/1969                                       7.08
 7/10/1969                                       7.04
 7/11/1969                                       6.88
 7/14/1969                                       6.94
 7/15/1969                                       6.97
 7/16/1969                                       6.92
 7/17/1969                                       6.95
 7/18/1969                                       6.97
 7/21/1969                                       6.97
 7/22/1969                                       7.04
 7/23/1969                                       7.05
 7/24/1969                                       7.06
 7/25/1969                                       7.07
 7/28/1969                                       7.07
 7/29/1969                                       7.07
 7/30/1969                                       7.06
 7/31/1969                                       6.98
  8/1/1969                                       6.98
  8/4/1969                                       6.94
  8/5/1969                                       6.91
  8/6/1969                                       6.94
  8/7/1969                                       6.95
  8/8/1969                                       6.98
 8/11/1969                                       7.04
 8/12/1969                                       7.07
 8/13/1969                                       7.07
 8/14/1969                                       7.05
 8/15/1969                                       7.05
 8/18/1969                                       7.01
 8/19/1969                                       7.00
 8/20/1969                                       6.99
 8/21/1969                                       7.01
 8/22/1969                                       7.03
 8/25/1969                                       7.04
 8/26/1969                                       7.09
 8/27/1969                                       7.11
 8/28/1969                                       7.14
 8/29/1969                                       7.13
  9/1/1969                                       7.13
  9/2/1969                                       7.17
  9/3/1969                                       7.24
  9/4/1969                                       7.26
  9/5/1969                                       7.33
  9/8/1969                                       7.39
  9/9/1969                                       7.40
 9/10/1969                                       7.38
 9/11/1969                                       7.44
 9/12/1969                                       7.48
 9/15/1969                                       7.50
 9/16/1969                                       7.54
 9/17/1969                                       7.56
 9/18/1969                                       7.71
 9/19/1969                                       7.72
 9/22/1969                                       7.72
 9/23/1969                                       7.71
 9/24/1969                                       7.74
 9/25/1969                                       7.78
 9/26/1969                                       7.88
 9/29/1969                                       7.94
 9/30/1969                                       8.02
 10/1/1969                                       8.04
 10/2/1969                                       7.98
 10/3/1969                                       7.87
 10/6/1969                                       7.82
 10/7/1969                                       7.75
 10/8/1969                                       7.75
 10/9/1969                                       7.77
10/10/1969                                       7.67
10/13/1969                                       7.67
10/14/1969                                       7.54
10/15/1969                                       7.55
10/16/1969                                       7.44
10/17/1969                                       7.34
10/20/1969                                       7.18
10/21/1969                                       7.12
10/22/1969                                       7.17
10/23/1969                                       7.25
10/24/1969                                       7.26
10/27/1969                                       7.28
10/28/1969                                       7.33
10/29/1969                                       7.34
10/30/1969                                       7.34
10/31/1969                                       7.33
 11/3/1969                                       7.29
 11/4/1969                                       7.29
 11/5/1969                                       7.35
 11/6/1969                                       7.39
 11/7/1969                                       7.35
11/10/1969                                       7.35
11/11/1969                                       7.35
11/12/1969                                       7.43
11/13/1969                                       7.50
11/14/1969                                       7.46
11/17/1969                                       7.55
11/18/1969                                       7.63
11/19/1969                                       7.64
11/20/1969                                       7.73
11/21/1969                                       7.71
11/24/1969                                       7.66
11/25/1969                                       7.64
11/26/1969                                       7.66
11/27/1969                                       7.66
11/28/1969                                       7.61
 12/1/1969                                       7.56
 12/2/1969                                       7.63
 12/3/1969                                       7.72
 12/4/1969                                       7.70
 12/5/1969                                       7.71
 12/8/1969                                       7.75
 12/9/1969                                       7.87
12/10/1969                                       7.97
12/11/1969                                       7.99
12/12/1969                                       7.95
12/15/1969                                       7.95
12/16/1969                                       8.02
12/17/1969                                       8.07
12/18/1969                                       8.07
12/19/1969                                       8.02
12/22/1969                                       8.00
12/23/1969                                       8.08
12/24/1969                                       8.12
12/25/1969                                       8.12
12/26/1969                                       8.14
12/29/1969                                       8.33
12/30/1969                                       8.26
12/31/1969                                       8.22
  1/1/1970                                       8.22
  1/2/1970                                       8.19
  1/5/1970                                       8.19
  1/6/1970                                       8.26
  1/7/1970                                       8.30
  1/8/1970                                       8.25
  1/9/1970                                       8.18
 1/12/1970                                       8.16
 1/13/1970                                       8.13
 1/14/1970                                       8.16
 1/15/1970                                       8.19
 1/16/1970                                       8.08
 1/19/1970                                       8.03
 1/20/1970                                       8.08
 1/21/1970                                       8.06
 1/22/1970                                       8.06
 1/23/1970                                       8.10
 1/26/1970                                       8.15
 1/27/1970                                       8.16
 1/28/1970                                       8.20
 1/29/1970                                       8.28
 1/30/1970                                       8.27
  2/2/1970                                       8.18
  2/3/1970                                       8.15
  2/4/1970                                       8.17
  2/5/1970                                       8.18
  2/6/1970                                       8.13
  2/9/1970                                       8.04
 2/10/1970                                       8.07
 2/11/1970                                       8.05
 2/12/1970                                       8.05
 2/13/1970                                       7.82
 2/16/1970                                       7.80
 2/17/1970                                       7.70
 2/18/1970                                       7.63
 2/19/1970                                       7.56
 2/20/1970                                       7.58
 2/23/1970                                       7.58
 2/24/1970                                       7.61
 2/25/1970                                       7.49
 2/26/1970                                       7.37
 2/27/1970                                       7.31
  3/2/1970                                       7.43
  3/3/1970                                       7.35
  3/4/1970                                       7.27
  3/5/1970                                       7.18
  3/6/1970                                       7.06
  3/9/1970                                       7.04
 3/10/1970                                       7.00
 3/11/1970                                       7.11
 3/12/1970                                       7.16
 3/13/1970                                       7.30
 3/16/1970                                       7.30
 3/17/1970                                       7.48
 3/18/1970                                       7.41
 3/19/1970                                       7.22
 3/20/1970                                       7.22
 3/23/1970                                       7.17
 3/24/1970                                       7.08
 3/25/1970                                       7.05
 3/26/1970                                       7.12
 3/27/1970                                       7.12
 3/30/1970                                       7.22
 3/31/1970                                       7.24
  4/1/1970                                       7.18
  4/2/1970                                       7.24
  4/3/1970                                       7.31
  4/6/1970                                       7.38
  4/7/1970                                       7.35
  4/8/1970                                       7.30
  4/9/1970                                       7.29
 4/10/1970                                       7.29
 4/13/1970                                       7.36
 4/14/1970                                       7.36
 4/15/1970                                       7.42
 4/16/1970                                       7.49
 4/17/1970                                       7.49
 4/20/1970                                       7.49
 4/21/1970                                       7.57
 4/22/1970                                       7.66
 4/23/1970                                       7.66
 4/24/1970                                       7.79
 4/27/1970                                       7.80
 4/28/1970                                       7.82
 4/29/1970                                       7.83
 4/30/1970                                       7.95
  5/1/1970                                       7.98
  5/4/1970                                       8.05
  5/5/1970                                       8.02
  5/6/1970                                       8.01
  5/7/1970                                       7.94
  5/8/1970                                       7.88
 5/11/1970                                       7.97
 5/12/1970                                       7.97
 5/13/1970                                       7.98
 5/14/1970                                       8.01
 5/15/1970                                       7.96
 5/18/1970                                       7.93
 5/19/1970                                       7.92
 5/20/1970                                       7.98
 5/21/1970                                       8.00
 5/22/1970                                       8.02
 5/25/1970                                       8.08
 5/26/1970                                       8.04
 5/27/1970                                       7.92
 5/28/1970                                       7.86
 5/29/1970                                       7.83
  6/1/1970                                       7.73
  6/2/1970                                       7.74
  6/3/1970                                       7.74
  6/4/1970                                       7.76
  6/5/1970                                       7.88
  6/8/1970                                       7.87
  6/9/1970                                       7.83
 6/10/1970                                       7.82
 6/11/1970                                       7.89
 6/12/1970                                       7.98
 6/15/1970                                       7.98
 6/16/1970                                       7.90
 6/17/1970                                       7.96
 6/18/1970                                       7.96
 6/19/1970                                       7.94
 6/22/1970                                       7.88
 6/23/1970                                       7.84
 6/24/1970                                       7.84
 6/25/1970                                       7.83
 6/26/1970                                       7.84
 6/29/1970                                       7.80
 6/30/1970                                       7.77
  7/1/1970                                       7.69
  7/2/1970                                       7.62
  7/3/1970                                       7.62
  7/6/1970                                       7.62
  7/7/1970                                       7.63
  7/8/1970                                       7.65
  7/9/1970                                       7.64
 7/10/1970                                       7.64
 7/13/1970                                       7.62
 7/14/1970                                       7.59
 7/15/1970                                       7.54
 7/16/1970                                       7.48
 7/17/1970                                       7.52
 7/20/1970                                       7.59
 7/21/1970                                       7.58
 7/22/1970                                       7.56
 7/23/1970                                       7.47
 7/24/1970                                       7.54
 7/27/1970                                       7.59
 7/28/1970                                       7.62
 7/29/1970                                       7.61
 7/30/1970                                       7.59
 7/31/1970                                       7.58
  8/3/1970                                       7.60
  8/4/1970                                       7.62
  8/5/1970                                       7.62
  8/6/1970                                       7.62
  8/7/1970                                       7.63
 8/10/1970                                       7.69
 8/11/1970                                       7.67
 8/12/1970                                       7.64
 8/13/1970                                       7.62
 8/14/1970                                       7.66
 8/17/1970                                       7.68
 8/18/1970                                       7.65
 8/19/1970                                       7.59
 8/20/1970                                       7.57
 8/21/1970                                       7.53
 8/24/1970                                       7.44
 8/25/1970                                       7.42
 8/26/1970                                       7.42
 8/27/1970                                       7.45
 8/28/1970                                       7.45
 8/31/1970                                       7.45
  9/1/1970                                       7.43
  9/2/1970                                       7.43
  9/3/1970                                       7.42
  9/4/1970                                       7.37
  9/7/1970                                       7.37
  9/8/1970                                       7.40
  9/9/1970                                       7.44
 9/10/1970                                       7.43
 9/11/1970                                       7.40
 9/14/1970                                       7.38
 9/15/1970                                       7.37
 9/16/1970                                       7.31
 9/17/1970                                       7.24
 9/18/1970                                       7.24
 9/21/1970                                       7.22
 9/22/1970                                       7.19
 9/23/1970                                       7.10
 9/24/1970                                       7.13
 9/25/1970                                       7.14
 9/28/1970                                       7.19
 9/29/1970                                       7.18
 9/30/1970                                       7.18
 10/1/1970                                       7.19
 10/2/1970                                       7.17
 10/5/1970                                       7.15
 10/6/1970                                       7.09
 10/7/1970                                       7.07
 10/8/1970                                       7.10
 10/9/1970                                       7.07
10/12/1970                                       7.07
10/13/1970                                       7.07
10/14/1970                                       7.08
10/15/1970                                       7.10
10/16/1970                                       7.11
10/19/1970                                       7.16
10/20/1970                                       7.14
10/21/1970                                       7.15
10/22/1970                                       7.18
10/23/1970                                       7.17
10/26/1970                                       7.17
10/27/1970                                       7.11
10/28/1970                                       7.07
10/29/1970                                       7.03
10/30/1970                                       7.04
 11/2/1970                                       6.95
 11/3/1970                                       6.95
 11/4/1970                                       6.96
 11/5/1970                                       6.89
 11/6/1970                                       6.86
 11/9/1970                                       6.73
11/10/1970                                       6.76
11/11/1970                                       6.76
11/12/1970                                       6.75
11/13/1970                                       6.69
11/16/1970                                       6.63
11/17/1970                                       6.58
11/18/1970                                       6.43
11/19/1970                                       6.29
11/20/1970                                       6.01
11/23/1970                                       5.91
11/24/1970                                       6.06
11/25/1970                                       5.97
11/26/1970                                       5.97
11/27/1970                                       5.97
11/30/1970                                       5.99
 12/1/1970                                       6.00
 12/2/1970                                       5.95
 12/3/1970                                       5.88
 12/4/1970                                       5.85
 12/7/1970                                       5.89
 12/8/1970                                       5.92
 12/9/1970                                       5.97
12/10/1970                                       5.95
12/11/1970                                       5.89
12/14/1970                                       5.87
12/15/1970                                       5.90
12/16/1970                                       5.90
12/17/1970                                       5.90
12/18/1970                                       5.94
12/21/1970                                       6.02
12/22/1970                                       6.07
12/23/1970                                       6.05
12/24/1970                                       5.98
12/25/1970                                       5.98
12/28/1970                                       6.00
12/29/1970                                       6.03
12/30/1970                                       5.98
12/31/1970                                       5.98
  1/1/1971                                       5.98
  1/4/1971                                       5.98
  1/5/1971                                       6.04
  1/6/1971                                       6.06
  1/7/1971                                       6.06
  1/8/1971                                       6.06
 1/11/1971                                       6.01
 1/12/1971                                       5.98
 1/13/1971                                       5.91
 1/14/1971                                       5.85
 1/15/1971                                       5.84
 1/18/1971                                       5.86
 1/19/1971                                       5.86
 1/20/1971                                       5.82
 1/21/1971                                       5.75
 1/22/1971                                       5.77
 1/25/1971                                       5.76
 1/26/1971                                       5.80
 1/27/1971                                       5.79
 1/28/1971                                       5.78
 1/29/1971                                       5.78
  2/1/1971                                       5.79
  2/2/1971                                       5.77
  2/3/1971                                       5.78
  2/4/1971                                       5.74
  2/5/1971                                       5.72
  2/8/1971                                       5.69
  2/9/1971                                       5.62
 2/10/1971                                       5.64
 2/11/1971                                       5.61
 2/12/1971                                       5.61
 2/15/1971                                       5.61
 2/16/1971                                       5.59
 2/17/1971                                       5.51
 2/18/1971                                       5.42
 2/19/1971                                       5.36
 2/22/1971                                       5.39
 2/23/1971                                       5.41
 2/24/1971                                       5.38
 2/25/1971                                       5.34
 2/26/1971                                       5.36
  3/1/1971                                       5.35
  3/2/1971                                       5.35
  3/3/1971                                       5.31
  3/4/1971                                       5.25
  3/5/1971                                       5.22
  3/8/1971                                       5.16
  3/9/1971                                       5.04
 3/10/1971                                       4.99
 3/11/1971                                       4.88
 3/12/1971                                       4.97
 3/15/1971                                       4.93
 3/16/1971                                       4.90
 3/17/1971                                       4.83
 3/18/1971                                       4.78
 3/19/1971                                       4.79
 3/22/1971                                       4.74
 3/23/1971                                       4.77
 3/24/1971                                       4.82
 3/25/1971                                       4.86
 3/26/1971                                       4.98
 3/29/1971                                       5.07
 3/30/1971                                       5.04
 3/31/1971                                       5.06
  4/1/1971                                       5.16
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  4/5/1971                                       5.30
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  4/8/1971                                       5.42
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 4/12/1971                                       5.63
 4/13/1971                                       5.54
 4/14/1971                                       5.58
 4/15/1971                                       5.58
 4/16/1971                                       5.61
 4/19/1971                                       5.66
 4/20/1971                                       5.78
 4/21/1971                                       5.88
 4/22/1971                                       5.85
 4/23/1971                                       5.86
 4/26/1971                                       5.89
 4/27/1971                                       5.97
 4/28/1971                                       5.99
 4/29/1971                                       6.14
 4/30/1971                                       6.08
  5/3/1971                                       6.09
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  5/5/1971                                       6.20
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  5/7/1971                                       6.18
 5/10/1971                                       6.13
 5/11/1971                                       6.17
 5/12/1971                                       6.25
 5/13/1971                                       6.33
 5/14/1971                                       6.38
 5/17/1971                                       6.50
 5/18/1971                                       6.60
 5/19/1971                                       6.49
 5/20/1971                                       6.32
 5/21/1971                                       6.41
 5/24/1971                                       6.37
 5/25/1971                                       6.30
 5/26/1971                                       6.18
 5/27/1971                                       6.16
 5/28/1971                                       6.24
 5/31/1971                                       6.24
  6/1/1971                                       6.27
  6/2/1971                                       6.13
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  6/4/1971                                       6.22
  6/7/1971                                       6.36
  6/8/1971                                       6.37
  6/9/1971                                       6.45
 6/10/1971                                       6.48
 6/11/1971                                       6.50
 6/14/1971                                       6.66
 6/15/1971                                       6.76
 6/16/1971                                       6.66
 6/17/1971                                       6.67
 6/18/1971                                       6.61
 6/21/1971                                       6.51
 6/22/1971                                       6.61
 6/23/1971                                       6.58
 6/24/1971                                       6.61
 6/25/1971                                       6.66
 6/28/1971                                       6.73
 6/29/1971                                       6.82
 6/30/1971                                       6.86
  7/1/1971                                       6.83
  7/2/1971                                       6.81
  7/5/1971                                       6.81
  7/6/1971                                       6.80
  7/7/1971                                       6.76
  7/8/1971                                       6.77
  7/9/1971                                       6.80
 7/12/1971                                       6.68
 7/13/1971                                       6.70
 7/14/1971                                       6.71
 7/15/1971                                       6.71
 7/16/1971                                       6.79
 7/19/1971                                       6.88
 7/20/1971                                       6.85
 7/21/1971                                       6.85
 7/22/1971                                       6.93
 7/23/1971                                       6.97
 7/26/1971                                       7.00
 7/27/1971                                       7.02
 7/28/1971                                       7.03
 7/29/1971                                       7.00
 7/30/1971                                       6.96
  8/2/1971                                       6.94
  8/3/1971                                       7.02
  8/4/1971                                       7.01
  8/5/1971                                       6.98
  8/6/1971                                       6.98
  8/9/1971                                       7.01
 8/10/1971                                       7.03
 8/11/1971                                       7.00
 8/12/1971                                       6.90
 8/13/1971                                       6.78
 8/16/1971                                       6.39
 8/17/1971                                       6.17
 8/18/1971                                       6.22
 8/19/1971                                       6.15
 8/20/1971                                       6.19
 8/23/1971                                       6.33
 8/24/1971                                       6.19
 8/25/1971                                       6.22
 8/26/1971                                       6.20
 8/27/1971                                       6.16
 8/30/1971                                       6.15
 8/31/1971                                       6.07
  9/1/1971                                       6.09
  9/2/1971                                       6.05
  9/3/1971                                       6.02
  9/6/1971                                       6.02
  9/7/1971                                       6.00
  9/8/1971                                       6.05
  9/9/1971                                       6.15
 9/10/1971                                       6.17
 9/13/1971                                       6.24
 9/14/1971                                       6.21
 9/15/1971                                       6.16
 9/16/1971                                       6.13
 9/17/1971                                       6.09
 9/20/1971                                       6.16
 9/21/1971                                       6.19
 9/22/1971                                       6.22
 9/23/1971                                       6.21
 9/24/1971                                       6.19
 9/27/1971                                       6.17
 9/28/1971                                       6.18
 9/29/1971                                       6.14
 9/30/1971                                       6.06
 10/1/1971                                       6.04
 10/4/1971                                       6.04
 10/5/1971                                       6.10
 10/6/1971                                       6.06
 10/7/1971                                       6.07
 10/8/1971                                       6.03
10/11/1971                                       6.03
10/12/1971                                       5.95
10/13/1971                                       5.88
10/14/1971                                       5.87
10/15/1971                                       5.88
10/18/1971                                       5.92
10/19/1971                                       5.92
10/20/1971                                       5.84
10/21/1971                                       5.84
10/22/1971                                       5.84
10/25/1971                                       5.84
10/26/1971                                       5.84
10/27/1971                                       5.86
10/28/1971                                       5.83
10/29/1971                                       5.78
 11/1/1971                                       5.75
 11/2/1971                                       5.75
 11/3/1971                                       5.72
 11/4/1971                                       5.74
 11/5/1971                                       5.72
 11/8/1971                                       5.77
 11/9/1971                                       5.77
11/10/1971                                       5.83
11/11/1971                                       5.80
11/12/1971                                       5.73
11/15/1971                                       5.71
11/16/1971                                       5.71
11/17/1971                                       5.71
11/18/1971                                       5.71
11/19/1971                                       5.76
11/22/1971                                       5.81
11/23/1971                                       5.90
11/24/1971                                       5.93
11/25/1971                                       5.93
11/26/1971                                       5.85
11/29/1971                                       5.86
11/30/1971                                       5.84
 12/1/1971                                       5.80
 12/2/1971                                       5.76
 12/3/1971                                       5.72
 12/6/1971                                       5.74
 12/7/1971                                       5.78
 12/8/1971                                       5.75
 12/9/1971                                       5.79
12/10/1971                                       5.77
12/13/1971                                       5.71
12/14/1971                                       5.75
12/15/1971                                       5.76
12/16/1971                                       5.73
12/17/1971                                       5.70
12/20/1971                                       5.73
12/21/1971                                       5.73
12/22/1971                                       5.71
12/23/1971                                       5.64
12/24/1971                                       5.64
12/27/1971                                       5.55
12/28/1971                                       5.49
12/29/1971                                       5.54
12/30/1971                                       5.52
12/31/1971                                       5.50
  1/3/1972                                       5.55
  1/4/1972                                       5.55
  1/5/1972                                       5.56
  1/6/1972                                       5.53
  1/7/1972                                       5.51
 1/10/1972                                       5.48
 1/11/1972                                       5.50
 1/12/1972                                       5.50
 1/13/1972                                       5.47
 1/14/1972                                       5.48
 1/17/1972                                       5.52
 1/18/1972                                       5.56
 1/19/1972                                       5.64
 1/20/1972                                       5.66
 1/21/1972                                       5.68
 1/24/1972                                       5.72
 1/25/1972                                       5.68
 1/26/1972                                       5.66
 1/27/1972                                       5.72
 1/28/1972                                       5.74
 1/31/1972                                       5.75
  2/1/1972                                       5.78
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  2/8/1972                                       5.74
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 2/10/1972                                       5.69
 2/11/1972                                       5.70
 2/14/1972                                       5.68
 2/15/1972                                       5.67
 2/16/1972                                       5.63
 2/17/1972                                       5.63
 2/18/1972                                       5.64
 2/21/1972                                       5.64
 2/22/1972                                       5.64
 2/23/1972                                       5.68
 2/24/1972                                       5.66
 2/25/1972                                       5.65
 2/28/1972                                       5.66
 2/29/1972                                       5.68
  3/1/1972                                       5.66
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  3/8/1972                                       5.70
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 3/10/1972                                       5.81
 3/13/1972                                       5.90
 3/14/1972                                       5.91
 3/15/1972                                       5.98
 3/16/1972                                       5.94
 3/17/1972                                       5.98
 3/20/1972                                       5.97
 3/21/1972                                       5.92
 3/22/1972                                       5.88
 3/23/1972                                       5.95
 3/24/1972                                       6.00
 3/27/1972                                       5.99
 3/28/1972                                       6.03
 3/29/1972                                       6.09
 3/30/1972                                       6.10
 3/31/1972                                       6.10
  4/3/1972                                       6.15
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  4/5/1972                                       6.21
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 4/10/1972                                       6.18
 4/11/1972                                       6.23
 4/12/1972                                       6.28
 4/13/1972                                       6.28
 4/14/1972                                       6.23
 4/17/1972                                       6.21
 4/18/1972                                       6.20
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 4/20/1972                                       6.18
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 4/25/1972                                       6.14
 4/26/1972                                       6.10
 4/27/1972                                       5.90
 4/28/1972                                       5.89
  5/1/1972                                       5.85
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 5/10/1972                                       5.92
 5/11/1972                                       5.90
 5/12/1972                                       5.85
 5/15/1972                                       5.84
 5/16/1972                                       5.86
 5/17/1972                                       5.88
 5/18/1972                                       5.86
 5/19/1972                                       5.84
 5/22/1972                                       5.81
 5/23/1972                                       5.78
 5/24/1972                                       5.80
 5/25/1972                                       5.77
 5/26/1972                                       5.77
 5/29/1972                                       5.77
 5/30/1972                                       5.75
 5/31/1972                                       5.79
  6/1/1972                                       5.82
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  6/5/1972                                       5.86
  6/6/1972                                       5.88
  6/7/1972                                       5.86
  6/8/1972                                       5.87
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 6/12/1972                                       5.86
 6/13/1972                                       5.87
 6/14/1972                                       5.86
 6/15/1972                                       5.86
 6/16/1972                                       5.89
 6/19/1972                                       5.88
 6/20/1972                                       5.90
 6/21/1972                                       5.94
 6/22/1972                                       5.98
 6/23/1972                                       5.98
 6/26/1972                                       6.00
 6/27/1972                                       5.98
 6/28/1972                                       5.96
 6/29/1972                                       6.00
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  7/3/1972                                       6.00
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  7/5/1972                                       5.96
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  7/7/1972                                       5.98
 7/10/1972                                       5.98
 7/11/1972                                       5.98
 7/12/1972                                       5.97
 7/13/1972                                       5.96
 7/14/1972                                       5.93
 7/17/1972                                       5.94
 7/18/1972                                       5.96
 7/19/1972                                       5.94
 7/20/1972                                       5.97
 7/21/1972                                       5.99
 7/24/1972                                       5.99
 7/25/1972                                       5.98
 7/26/1972                                       5.98
 7/27/1972                                       6.02
 7/28/1972                                       6.00
 7/31/1972                                       5.98
  8/1/1972                                       5.98
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  8/3/1972                                       5.96
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  8/8/1972                                       5.97
  8/9/1972                                       5.94
 8/10/1972                                       5.95
 8/11/1972                                       5.95
 8/14/1972                                       5.96
 8/15/1972                                       5.96
 8/16/1972                                       5.96
 8/17/1972                                       5.96
 8/18/1972                                       5.98
 8/21/1972                                       5.98
 8/22/1972                                       5.99
 8/23/1972                                       6.02
 8/24/1972                                       6.04
 8/25/1972                                       6.13
 8/28/1972                                       6.17
 8/29/1972                                       6.19
 8/30/1972                                       6.22
 8/31/1972                                       6.21
  9/1/1972                                       6.20
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  9/6/1972                                       6.26
  9/7/1972                                       6.28
  9/8/1972                                       6.30
 9/11/1972                                       6.28
 9/12/1972                                       6.28
 9/13/1972                                       6.31
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 9/15/1972                                       6.27
 9/18/1972                                       6.22
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 9/20/1972                                       6.23
 9/21/1972                                       6.25
 9/22/1972                                       6.28
 9/25/1972                                       6.27
 9/26/1972                                       6.22
 9/27/1972                                       6.21
 9/28/1972                                       6.19
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 10/2/1972                                       6.17
 10/3/1972                                       6.23
 10/4/1972                                       6.20
 10/5/1972                                       6.19
 10/6/1972                                       6.18
 10/9/1972                                       6.18
10/10/1972                                       6.15
10/11/1972                                       6.16
10/12/1972                                       6.19
10/13/1972                                       6.19
10/16/1972                                       6.17
10/17/1972                                       6.17
10/18/1972                                       6.19
10/19/1972                                       6.19
10/20/1972                                       6.19
10/23/1972                                       6.19
10/24/1972                                       6.16
10/25/1972                                       6.17
10/26/1972                                       6.16
10/27/1972                                       6.18
10/30/1972                                       6.20
10/31/1972                                       6.20
 11/1/1972                                       6.20
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 11/3/1972                                       6.13
 11/6/1972                                       6.11
 11/7/1972                                       6.11
 11/8/1972                                       6.15
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11/10/1972                                       6.15
11/13/1972                                       6.11
11/14/1972                                       6.10
11/15/1972                                       6.06
11/16/1972                                       6.08
11/17/1972                                       6.10
11/20/1972                                       6.08
11/21/1972                                       6.09
11/22/1972                                       6.09
11/23/1972                                       6.09
11/24/1972                                       6.10
11/27/1972                                       6.13
11/28/1972                                       6.12
11/29/1972                                       6.10
11/30/1972                                       6.12
 12/1/1972                                       6.12
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 12/5/1972                                       6.14
 12/6/1972                                       6.13
 12/7/1972                                       6.12
 12/8/1972                                       6.14
12/11/1972                                       6.15
12/12/1972                                       6.13
12/13/1972                                       6.12
12/14/1972                                       6.11
12/15/1972                                       6.11
12/18/1972                                       6.18
12/19/1972                                       6.18
12/20/1972                                       6.18
12/21/1972                                       6.17
12/22/1972                                       6.19
12/25/1972                                       6.19
12/26/1972                                       6.19
12/27/1972                                       6.20
12/28/1972                                       6.22
12/29/1972                                       6.26
  1/1/1973                                       6.26
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  1/4/1973                                       6.23
  1/5/1973                                       6.27
  1/8/1973                                       6.30
  1/9/1973                                       6.30
 1/10/1973                                       6.31
 1/11/1973                                       6.31
 1/12/1973                                       6.33
 1/15/1973                                       6.31
 1/16/1973                                       6.32
 1/17/1973                                       6.30
 1/18/1973                                       6.32
 1/19/1973                                       6.36
 1/22/1973                                       6.38
 1/23/1973                                       6.35
 1/24/1973                                       6.39
 1/25/1973                                       6.41
 1/26/1973                                       6.44
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 1/30/1973                                       6.44
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  2/1/1973                                       6.56
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 2/12/1973                                       6.51
 2/13/1973                                       6.54
 2/14/1973                                       6.54
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 2/16/1973                                       6.55
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 2/20/1973                                       6.65
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 2/23/1973                                       6.60
 2/26/1973                                       6.72
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  3/8/1973                                       6.83
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 3/12/1973                                       6.84
 3/13/1973                                       6.81
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 3/15/1973                                       6.85
 3/16/1973                                       6.92
 3/19/1973                                       6.85
 3/20/1973                                       6.85
 3/21/1973                                       6.83
 3/22/1973                                       6.84
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 3/26/1973                                       6.76
 3/27/1973                                       6.74
 3/28/1973                                       6.69
 3/29/1973                                       6.68
 3/30/1973                                       6.81
  4/2/1973                                       6.81
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  4/6/1973                                       6.59
  4/9/1973                                       6.55
 4/10/1973                                       6.58
 4/11/1973                                       6.63
 4/12/1973                                       6.64
 4/13/1973                                       6.55
 4/16/1973                                       6.57
 4/17/1973                                       6.66
 4/18/1973                                       6.67
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 4/20/1973                                       6.71
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 4/26/1973                                       6.67
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  5/1/1973                                       6.77
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  5/8/1973                                       6.80
  5/9/1973                                       6.78
 5/10/1973                                       6.77
 5/11/1973                                       6.81
 5/14/1973                                       6.80
 5/15/1973                                       6.78
 5/16/1973                                       6.76
 5/17/1973                                       6.81
 5/18/1973                                       6.83
 5/21/1973                                       6.86
 5/22/1973                                       6.86
 5/23/1973                                       6.84
 5/24/1973                                       6.80
 5/25/1973                                       6.78
 5/28/1973                                       6.78
 5/29/1973                                       6.80
 5/30/1973                                       6.80
 5/31/1973                                       6.78
  6/1/1973                                       6.78
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  6/5/1973                                       6.70
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  6/7/1973                                       6.61
  6/8/1973                                       6.59
 6/11/1973                                       6.62
 6/12/1973                                       6.61
 6/13/1973                                       6.62
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 6/18/1973                                       6.65
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 6/22/1973                                       6.70
 6/25/1973                                       6.74
 6/26/1973                                       6.76
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 6/28/1973                                       6.82
 6/29/1973                                       6.90
  7/2/1973                                       7.00
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  7/6/1973                                       7.07
  7/9/1973                                       7.18
 7/10/1973                                       7.11
 7/11/1973                                       7.11
 7/12/1973                                       7.12
 7/13/1973                                       7.17
 7/16/1973                                       7.21
 7/17/1973                                       7.22
 7/18/1973                                       7.26
 7/19/1973                                       7.39
 7/20/1973                                       7.48
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 7/25/1973                                       7.56
 7/26/1973                                       7.70
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  8/1/1973                                       7.94
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 8/16/1973                                       7.54
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 8/20/1973                                       7.50
 8/21/1973                                       7.47
 8/22/1973                                       7.51
 8/23/1973                                       7.31
 8/24/1973                                       7.15
 8/27/1973                                       7.23
 8/28/1973                                       7.31
 8/29/1973                                       7.22
 8/30/1973                                       7.26
 8/31/1973                                       7.28
  9/3/1973                                       7.28
  9/4/1973                                       7.22
  9/5/1973                                       7.12
  9/6/1973                                       7.12
  9/7/1973                                       7.10
 9/10/1973                                       7.23
 9/11/1973                                       7.33
 9/12/1973                                       7.33
 9/13/1973                                       7.36
 9/14/1973                                       7.29
 9/17/1973                                       7.11
 9/18/1973                                       6.99
 9/19/1973                                       7.02
 9/20/1973                                       6.95
 9/21/1973                                       6.91
 9/24/1973                                       6.81
 9/25/1973                                       6.79
 9/26/1973                                       6.82
 9/27/1973                                       6.80
 9/28/1973                                       6.72
 10/1/1973                                       6.75
 10/2/1973                                       6.88
 10/3/1973                                       6.82
 10/4/1973                                       6.88
 10/5/1973                                       6.72
 10/8/1973                                       6.72
 10/9/1973                                       6.68
10/10/1973                                       6.74
10/11/1973                                       6.74
10/12/1973                                       6.68
10/15/1973                                       6.75
10/16/1973                                       6.80
10/17/1973                                       6.79
10/18/1973                                       6.77
10/19/1973                                       6.75
10/22/1973                                       6.75
10/23/1973                                       6.80
10/24/1973                                       6.81
10/25/1973                                       6.76
10/26/1973                                       6.76
10/29/1973                                       6.77
10/30/1973                                       6.75
10/31/1973                                       6.80
 11/1/1973                                       6.83
 11/2/1973                                       6.85
 11/5/1973                                       7.00
 11/6/1973                                       7.00
 11/7/1973                                       6.98
 11/8/1973                                       6.91
 11/9/1973                                       6.93
11/12/1973                                       7.03
11/13/1973                                       7.16
11/14/1973                                       7.19
11/15/1973                                       7.10
11/16/1973                                       7.05
11/19/1973                                       6.91
11/20/1973                                       6.90
11/21/1973                                       6.80
11/22/1973                                       6.80
11/23/1973                                       6.81
11/26/1973                                       6.76
11/27/1973                                       6.77
11/28/1973                                       6.80
11/29/1973                                       6.80
11/30/1973                                       6.77
 12/3/1973                                       6.84
 12/4/1973                                       6.85
 12/5/1973                                       6.90
 12/6/1973                                       6.91
 12/7/1973                                       6.88
12/10/1973                                       6.72
12/11/1973                                       6.77
12/12/1973                                       6.73
12/13/1973                                       6.76
12/14/1973                                       6.74
12/17/1973                                       6.71
12/18/1973                                       6.75
12/19/1973                                       6.75
12/20/1973                                       6.73
12/21/1973                                       6.75
12/24/1973                                       6.75
12/25/1973                                       6.75
12/26/1973                                       6.87
12/27/1973                                       6.84
12/28/1973                                       6.81
12/31/1973                                       6.83
  1/1/1974                                       6.83
  1/2/1974                                       6.86
  1/3/1974                                       6.83
  1/4/1974                                       6.83
  1/7/1974                                       6.86
  1/8/1974                                       6.87
  1/9/1974                                       6.87
 1/10/1974                                       6.91
 1/11/1974                                       6.96
 1/14/1974                                       6.98
 1/15/1974                                       6.94
 1/16/1974                                       6.96
 1/17/1974                                       6.93
 1/18/1974                                       6.94
 1/21/1974                                       6.99
 1/22/1974                                       7.05
 1/23/1974                                       7.08
 1/24/1974                                       7.06
 1/25/1974                                       7.06
 1/28/1974                                       7.01
 1/29/1974                                       7.00
 1/30/1974                                       6.97
 1/31/1974                                       6.91
  2/1/1974                                       6.85
  2/4/1974                                       6.80
  2/5/1974                                       6.80
  2/6/1974                                       6.77
  2/7/1974                                       6.82
  2/8/1974                                       6.79
 2/11/1974                                       6.78
 2/12/1974                                       6.78
 2/13/1974                                       6.76
 2/14/1974                                       6.72
 2/15/1974                                       6.74
 2/18/1974                                       6.74
 2/19/1974                                       6.76
 2/20/1974                                       6.77
 2/21/1974                                       6.81
 2/22/1974                                       6.82
 2/25/1974                                       6.83
 2/26/1974                                       6.94
 2/27/1974                                       6.96
 2/28/1974                                       6.98
  3/1/1974                                       7.06
  3/4/1974                                       7.08
  3/5/1974                                       7.08
  3/6/1974                                       7.02
  3/7/1974                                       7.01
  3/8/1974                                       7.09
 3/11/1974                                       7.12
 3/12/1974                                       7.12
 3/13/1974                                       7.16
 3/14/1974                                       7.14
 3/15/1974                                       7.22
 3/18/1974                                       7.32
 3/19/1974                                       7.33
 3/20/1974                                       7.40
 3/21/1974                                       7.56
 3/22/1974                                       7.65
 3/25/1974                                       7.68
 3/26/1974                                       7.62
 3/27/1974                                       7.59
 3/28/1974                                       7.67
 3/29/1974                                       7.65
  4/1/1974                                       7.67
  4/2/1974                                       7.71
  4/3/1974                                       7.75
  4/4/1974                                       7.88
  4/5/1974                                       7.97
  4/8/1974                                       7.92
  4/9/1974                                       7.92
 4/10/1974                                       7.84
 4/11/1974                                       7.83
 4/12/1974                                       7.83
 4/15/1974                                       7.75
 4/16/1974                                       7.88
 4/17/1974                                       7.88
 4/18/1974                                       7.97
 4/19/1974                                       7.93
 4/22/1974                                       7.95
 4/23/1974                                       7.96
 4/24/1974                                       7.95
 4/25/1974                                       8.04
 4/26/1974                                       8.11
 4/29/1974                                       8.20
 4/30/1974                                       8.21
  5/1/1974                                       8.16
  5/2/1974                                       8.20
  5/3/1974                                       8.35
  5/6/1974                                       8.42
  5/7/1974                                       8.56
  5/8/1974                                       8.46
  5/9/1974                                       8.47
 5/10/1974                                       8.19
 5/13/1974                                       8.06
 5/14/1974                                       8.13
 5/15/1974                                       8.10
 5/16/1974                                       8.12
 5/17/1974                                       8.21
 5/20/1974                                       8.21
 5/21/1974                                       8.13
 5/22/1974                                       8.07
 5/23/1974                                       7.98
 5/24/1974                                       7.94
 5/27/1974                                       7.94
 5/28/1974                                       8.05
 5/29/1974                                       8.06
 5/30/1974                                       8.02
 5/31/1974                                       8.06
  6/3/1974                                       8.11
  6/4/1974                                       8.02
  6/5/1974                                       8.04
  6/6/1974                                       8.00
  6/7/1974                                       7.93
 6/10/1974                                       7.93
 6/11/1974                                       7.95
 6/12/1974                                       8.03
 6/13/1974                                       8.10
 6/14/1974                                       8.06
 6/17/1974                                       8.01
 6/18/1974                                       8.06
 6/19/1974                                       8.06
 6/20/1974                                       8.07
 6/21/1974                                       8.10
 6/24/1974                                       8.22
 6/25/1974                                       8.29
 6/26/1974                                       8.25
 6/27/1974                                       8.36
 6/28/1974                                       8.33
  7/1/1974                                       8.38
  7/2/1974                                       8.35
  7/3/1974                                       8.43
  7/4/1974                                       8.43
  7/5/1974                                       8.51
  7/8/1974                                       8.63
  7/9/1974                                       8.63
 7/10/1974                                       8.58
 7/11/1974                                       8.54
 7/12/1974                                       8.41
 7/15/1974                                       8.42
 7/16/1974                                       8.42
 7/17/1974                                       8.38
 7/18/1974                                       8.38
 7/19/1974                                       8.29
 7/22/1974                                       8.18
 7/23/1974                                       8.15
 7/24/1974                                       8.06
 7/25/1974                                       8.04
 7/26/1974                                       8.24
 7/29/1974                                       8.32
 7/30/1974                                       8.47
 7/31/1974                                       8.46
  8/1/1974                                       8.57
  8/2/1974                                       8.68
  8/5/1974                                       8.61
  8/6/1974                                       8.53
  8/7/1974                                       8.62
  8/8/1974                                       8.59
  8/9/1974                                       8.62
 8/12/1974                                       8.58
 8/13/1974                                       8.60
 8/14/1974                                       8.58
 8/15/1974                                       8.57
 8/16/1974                                       8.53
 8/19/1974                                       8.53
 8/20/1974                                       8.56
 8/21/1974                                       8.65
 8/22/1974                                       8.74
 8/23/1974                                       8.79
 8/26/1974                                       8.77
 8/27/1974                                       8.72
 8/28/1974                                       8.71
 8/29/1974                                       8.68
 8/30/1974                                       8.63
  9/2/1974                                       8.63
  9/3/1974                                       8.65
  9/4/1974                                       8.63
  9/5/1974                                       8.59
  9/6/1974                                       8.57
  9/9/1974                                       8.49
 9/10/1974                                       8.50
 9/11/1974                                       8.49
 9/12/1974                                       8.57
 9/13/1974                                       8.53
 9/16/1974                                       8.45
 9/17/1974                                       8.41
 9/18/1974                                       8.35
 9/19/1974                                       8.30
 9/20/1974                                       8.26
 9/23/1974                                       8.15
 9/24/1974                                       8.16
 9/25/1974                                       8.16
 9/26/1974                                       8.11
 9/27/1974                                       8.07
 9/30/1974                                       8.05
 10/1/1974                                       8.11
 10/2/1974                                       8.13
 10/3/1974                                       8.14
 10/4/1974                                       8.05
 10/7/1974                                       7.98
 10/8/1974                                       7.97
 10/9/1974                                       8.02
10/10/1974                                       7.99
10/11/1974                                       7.93
10/14/1974                                       7.93
10/15/1974                                       7.92
10/16/1974                                       7.96
10/17/1974                                       7.98
10/18/1974                                       7.88
10/21/1974                                       7.85
10/22/1974                                       7.86
10/23/1974                                       7.88
10/24/1974                                       7.90
10/25/1974                                       7.92
10/28/1974                                       7.98
10/29/1974                                       7.95
10/30/1974                                       7.95
10/31/1974                                       7.94
 11/1/1974                                       7.95
 11/4/1974                                       7.91
 11/5/1974                                       7.91
 11/6/1974                                       7.87
 11/7/1974                                       7.81
 11/8/1974                                       7.79
11/11/1974                                       7.79
11/12/1974                                       7.76
11/13/1974                                       7.76
11/14/1974                                       7.70
11/15/1974                                       7.60
11/18/1974                                       7.61
11/19/1974                                       7.60
11/20/1974                                       7.55
11/21/1974                                       7.55
11/22/1974                                       7.54
11/25/1974                                       7.53
11/26/1974                                       7.56
11/27/1974                                       7.56
11/28/1974                                       7.56
11/29/1974                                       7.56
 12/2/1974                                       7.60
 12/3/1974                                       7.64
 12/4/1974                                       7.57
 12/5/1974                                       7.52
 12/6/1974                                       7.47
 12/9/1974                                       7.25
12/10/1974                                       7.27
12/11/1974                                       7.22
12/12/1974                                       7.26
12/13/1974                                       7.20
12/16/1974                                       7.21
12/17/1974                                       7.13
12/18/1974                                       7.09
12/19/1974                                       7.10
12/20/1974                                       7.10
12/23/1974                                       7.29
12/24/1974                                       7.33
12/25/1974                                       7.33
12/26/1974                                       7.27
12/27/1974                                       7.27
12/30/1974                                       7.34
12/31/1974                                       7.36
  1/1/1975                                       7.36
  1/2/1975                                       7.34
  1/3/1975                                       7.36
  1/6/1975                                       7.34
  1/7/1975                                       7.35
  1/8/1975                                       7.32
  1/9/1975                                       7.29
 1/10/1975                                       7.34
 1/13/1975                                       7.40
 1/14/1975                                       7.41
 1/15/1975                                       7.49
 1/16/1975                                       7.48
 1/17/1975                                       7.45
 1/20/1975                                       7.54
 1/21/1975                                       7.48
 1/22/1975                                       7.45
 1/23/1975                                       7.50
 1/24/1975                                       7.45
 1/27/1975                                       7.44
 1/28/1975                                       7.42
 1/29/1975                                       7.38
 1/30/1975                                       7.35
 1/31/1975                                       7.34
  2/3/1975                                       7.25
  2/4/1975                                       7.19
  2/5/1975                                       7.08
  2/6/1975                                       7.11
  2/7/1975                                       7.11
 2/10/1975                                       7.22
 2/11/1975                                       7.19
 2/12/1975                                       7.19
 2/13/1975                                       7.19
 2/14/1975                                       7.07
 2/17/1975                                       7.07
 2/18/1975                                       7.00
 2/19/1975                                       6.93
 2/20/1975                                       7.00
 2/21/1975                                       7.03
 2/24/1975                                       7.03
 2/25/1975                                       7.13
 2/26/1975                                       7.20
 2/27/1975                                       7.17
 2/28/1975                                       7.13
  3/3/1975                                       7.20
  3/4/1975                                       7.22
  3/5/1975                                       7.14
  3/6/1975                                       7.16
  3/7/1975                                       7.21
 3/10/1975                                       7.25
 3/11/1975                                       7.20
 3/12/1975                                       7.20
 3/13/1975                                       7.19
 3/14/1975                                       7.21
 3/17/1975                                       7.32
 3/18/1975                                       7.31
 3/19/1975                                       7.39
 3/20/1975                                       7.37
 3/21/1975                                       7.40
 3/24/1975                                       7.45
 3/25/1975                                       7.43
 3/26/1975                                       7.46
 3/27/1975                                       7.46
 3/28/1975                                       7.46
 3/31/1975                                       7.50
  4/1/1975                                       7.65
  4/2/1975                                       7.82
  4/3/1975                                       7.83
  4/4/1975                                       7.84
  4/7/1975                                       8.06
  4/8/1975                                       7.97
  4/9/1975                                       7.93
 4/10/1975                                       7.97
 4/11/1975                                       7.96
 4/14/1975                                       7.90
 4/15/1975                                       7.90
 4/16/1975                                       7.90
 4/17/1975                                       7.99
 4/18/1975                                       8.05
 4/21/1975                                       8.16
 4/22/1975                                       8.13
 4/23/1975                                       8.09
 4/24/1975                                       8.07
 4/25/1975                                       8.07
 4/28/1975                                       8.17
 4/29/1975                                       8.12
 4/30/1975                                       8.12
  5/1/1975                                       8.13
  5/2/1975                                       7.86
  5/5/1975                                       7.83
  5/6/1975                                       7.89
  5/7/1975                                       7.82
  5/8/1975                                       7.78
  5/9/1975                                       7.79
 5/12/1975                                       7.74
 5/13/1975                                       7.70
 5/14/1975                                       7.64
 5/15/1975                                       7.68
 5/16/1975                                       7.64
 5/19/1975                                       7.62
 5/20/1975                                       7.59
 5/21/1975                                       7.60
 5/22/1975                                       7.63
 5/23/1975                                       7.61
 5/26/1975                                       7.61
 5/27/1975                                       7.60
 5/28/1975                                       7.64
 5/29/1975                                       7.72
 5/30/1975                                       7.61
  6/2/1975                                       7.62
  6/3/1975                                       7.62
  6/4/1975                                       7.57
  6/5/1975                                       7.52
  6/6/1975                                       7.48
  6/9/1975                                       7.36
 6/10/1975                                       7.35
 6/11/1975                                       7.23
 6/12/1975                                       7.24
 6/13/1975                                       7.22
 6/16/1975                                       7.21
 6/17/1975                                       7.30
 6/18/1975                                       7.41
 6/19/1975                                       7.44
 6/20/1975                                       7.62
 6/23/1975                                       7.64
 6/24/1975                                       7.64
 6/25/1975                                       7.83
 6/26/1975                                       7.85
 6/27/1975                                       7.78
 6/30/1975                                       7.82
  7/1/1975                                       7.85
  7/2/1975                                       7.88
  7/3/1975                                       7.94
  7/4/1975                                       7.94
  7/7/1975                                       7.93
  7/8/1975                                       7.86
  7/9/1975                                       7.88
 7/10/1975                                       7.92
 7/11/1975                                       7.82
 7/14/1975                                       7.77
 7/15/1975                                       7.82
 7/16/1975                                       7.89
 7/17/1975                                       7.88
 7/18/1975                                       7.92
 7/21/1975                                       7.97
 7/22/1975                                       7.98
 7/23/1975                                       7.96
 7/24/1975                                       7.96
 7/25/1975                                       8.00
 7/28/1975                                       7.98
 7/29/1975                                       8.00
 7/30/1975                                       8.03
 7/31/1975                                       8.07
  8/1/1975                                       8.18
  8/4/1975                                       8.26
  8/5/1975                                       8.28
  8/6/1975                                       8.29
  8/7/1975                                       8.40
  8/8/1975                                       8.32
 8/11/1975                                       8.25
 8/12/1975                                       8.34
 8/13/1975                                       8.33
 8/14/1975                                       8.39
 8/15/1975                                       8.44
 8/18/1975                                       8.40
 8/19/1975                                       8.36
 8/20/1975                                       8.38
 8/21/1975                                       8.46
 8/22/1975                                       8.40
 8/25/1975                                       8.42
 8/26/1975                                       8.34
 8/27/1975                                       8.27
 8/28/1975                                       8.22
 8/29/1975                                       8.16
  9/1/1975                                       8.16
  9/2/1975                                       8.20
  9/3/1975                                       8.21
  9/4/1975                                       8.22
  9/5/1975                                       8.31
  9/8/1975                                       8.31
  9/9/1975                                       8.35
 9/10/1975                                       8.41
 9/11/1975                                       8.52
 9/12/1975                                       8.53
 9/15/1975                                       8.56
 9/16/1975                                       8.56
 9/17/1975                                       8.48
 9/18/1975                                       8.45
 9/19/1975                                       8.34
 9/22/1975                                       8.22
 9/23/1975                                       8.27
 9/24/1975                                       8.22
 9/25/1975                                       8.30
 9/26/1975                                       8.40
 9/29/1975                                       8.40
 9/30/1975                                       8.42
 10/1/1975                                       8.40
 10/2/1975                                       8.35
 10/3/1975                                       8.13
 10/6/1975                                       8.12
 10/7/1975                                       8.19
 10/8/1975                                       8.18
 10/9/1975                                       8.15
10/10/1975                                       8.04
10/13/1975                                       8.04
10/14/1975                                       8.10
10/15/1975                                       8.10
10/16/1975                                       7.91
10/17/1975                                       7.92
10/20/1975                                       7.92
10/21/1975                                       7.87
10/22/1975                                       7.87
10/23/1975                                       7.77
10/24/1975                                       7.79
10/27/1975                                       7.82
10/28/1975                                       7.80
10/29/1975                                       7.72
10/30/1975                                       7.62
10/31/1975                                       7.66
 11/3/1975                                       7.75
 11/4/1975                                       7.75
 11/5/1975                                       7.65
 11/6/1975                                       7.69
 11/7/1975                                       7.59
11/10/1975                                       7.54
11/11/1975                                       7.54
11/12/1975                                       7.62
11/13/1975                                       7.68
11/14/1975                                       7.84
11/17/1975                                       7.87
11/18/1975                                       7.91
11/19/1975                                       7.94
11/20/1975                                       7.88
11/21/1975                                       8.01
11/24/1975                                       7.90
11/25/1975                                       7.93
11/26/1975                                       7.92
11/27/1975                                       7.92
11/28/1975                                       7.90
 12/1/1975                                       7.87
 12/2/1975                                       7.86
 12/3/1975                                       7.84
 12/4/1975                                       7.89
 12/5/1975                                       7.88
 12/8/1975                                       7.97
 12/9/1975                                       8.00
12/10/1975                                       8.00
12/11/1975                                       7.94
12/12/1975                                       7.91
12/15/1975                                       7.87
12/16/1975                                       7.82
12/17/1975                                       7.70
12/18/1975                                       7.73
12/19/1975                                       7.61
12/22/1975                                       7.64
12/23/1975                                       7.62
12/24/1975                                       7.59
12/25/1975                                       7.59
12/26/1975                                       7.48
12/29/1975                                       7.51
12/30/1975                                       7.46
12/31/1975                                       7.50
  1/1/1976                                       7.50
  1/2/1976                                       7.54
  1/5/1976                                       7.50
  1/6/1976                                       7.41
  1/7/1976                                       7.43
  1/8/1976                                       7.47
  1/9/1976                                       7.37
 1/12/1976                                       7.34
 1/13/1976                                       7.34
 1/14/1976                                       7.41
 1/15/1976                                       7.47
 1/16/1976                                       7.53
 1/19/1976                                       7.46
 1/20/1976                                       7.52
 1/21/1976                                       7.48
 1/22/1976                                       7.51
 1/23/1976                                       7.45
 1/26/1976                                       7.47
 1/27/1976                                       7.48
 1/28/1976                                       7.52
 1/29/1976                                       7.46
 1/30/1976                                       7.43
  2/2/1976                                       7.44
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  2/6/1976                                       7.49
  2/9/1976                                       7.47
 2/10/1976                                       7.49
 2/11/1976                                       7.50
 2/12/1976                                       7.50
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 2/16/1976                                       7.50
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 2/18/1976                                       7.47
 2/19/1976                                       7.45
 2/20/1976                                       7.41
 2/23/1976                                       7.39
 2/24/1976                                       7.39
 2/25/1976                                       7.37
 2/26/1976                                       7.37
 2/27/1976                                       7.46
  3/1/1976                                       7.57
  3/2/1976                                       7.53
  3/3/1976                                       7.56
  3/4/1976                                       7.61
  3/5/1976                                       7.56
  3/8/1976                                       7.54
  3/9/1976                                       7.56
 3/10/1976                                       7.56
 3/11/1976                                       7.56
 3/12/1976                                       7.50
 3/15/1976                                       7.52
 3/16/1976                                       7.54
 3/17/1976                                       7.52
 3/18/1976                                       7.48
 3/19/1976                                       7.49
 3/22/1976                                       7.43
 3/23/1976                                       7.41
 3/24/1976                                       7.40
 3/25/1976                                       7.38
 3/26/1976                                       7.38
 3/29/1976                                       7.37
 3/30/1976                                       7.40
 3/31/1976                                       7.39
  4/1/1976                                       7.44
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 4/12/1976                                       7.20
 4/13/1976                                       7.16
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 4/21/1976                                       7.12
 4/22/1976                                       7.19
 4/23/1976                                       7.31
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 4/27/1976                                       7.31
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 4/29/1976                                       7.25
 4/30/1976                                       7.34
  5/3/1976                                       7.36
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  5/5/1976                                       7.34
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 5/10/1976                                       7.51
 5/11/1976                                       7.52
 5/12/1976                                       7.54
 5/13/1976                                       7.53
 5/14/1976                                       7.59
 5/17/1976                                       7.63
 5/18/1976                                       7.63
 5/19/1976                                       7.64
 5/20/1976                                       7.71
 5/21/1976                                       7.81
 5/24/1976                                       7.76
 5/25/1976                                       7.72
 5/26/1976                                       7.78
 5/27/1976                                       7.82
 5/28/1976                                       7.78
 5/31/1976                                       7.78
  6/1/1976                                       7.71
  6/2/1976                                       7.74
  6/3/1976                                       7.75
  6/4/1976                                       7.67
  6/7/1976                                       7.64
  6/8/1976                                       7.67
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 6/10/1976                                       7.61
 6/11/1976                                       7.58
 6/14/1976                                       7.56
 6/15/1976                                       7.59
 6/16/1976                                       7.62
 6/17/1976                                       7.60
 6/18/1976                                       7.54
 6/21/1976                                       7.51
 6/22/1976                                       7.53
 6/23/1976                                       7.53
 6/24/1976                                       7.53
 6/25/1976                                       7.56
 6/28/1976                                       7.58
 6/29/1976                                       7.59
 6/30/1976                                       7.58
  7/1/1976                                       7.59
  7/2/1976                                       7.57
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  7/8/1976                                       7.52
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 7/12/1976                                       7.40
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 7/14/1976                                       7.43
 7/15/1976                                       7.38
 7/16/1976                                       7.47
 7/19/1976                                       7.51
 7/20/1976                                       7.52
 7/21/1976                                       7.51
 7/22/1976                                       7.52
 7/23/1976                                       7.50
 7/26/1976                                       7.51
 7/27/1976                                       7.44
 7/28/1976                                       7.48
 7/29/1976                                       7.43
 7/30/1976                                       7.47
  8/2/1976                                       7.54
  8/3/1976                                       7.50
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  8/6/1976                                       7.37
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 8/17/1976                                       7.26
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 8/19/1976                                       7.29
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 8/25/1976                                       7.19
 8/26/1976                                       7.19
 8/27/1976                                       7.26
 8/30/1976                                       7.23
 8/31/1976                                       7.16
  9/1/1976                                       7.14
  9/2/1976                                       7.18
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 9/17/1976                                       7.04
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 9/22/1976                                       7.09
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 9/24/1976                                       7.18
 9/27/1976                                       7.14
 9/28/1976                                       7.09
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 9/30/1976                                       7.05
 10/1/1976                                       6.95
 10/4/1976                                       6.94
 10/5/1976                                       6.94
 10/6/1976                                       6.88
 10/7/1976                                       6.86
 10/8/1976                                       6.71
10/11/1976                                       6.71
10/12/1976                                       6.64
10/13/1976                                       6.66
10/14/1976                                       6.63
10/15/1976                                       6.55
10/18/1976                                       6.55
10/19/1976                                       6.60
10/20/1976                                       6.64
10/21/1976                                       6.67
10/22/1976                                       6.78
10/25/1976                                       6.87
10/26/1976                                       6.83
10/27/1976                                       6.80
10/28/1976                                       6.76
10/29/1976                                       6.78
 11/1/1976                                       6.70
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 11/3/1976                                       6.79
 11/4/1976                                       6.72
 11/5/1976                                       6.75
 11/8/1976                                       6.82
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11/10/1976                                       6.78
11/11/1976                                       6.78
11/12/1976                                       6.73
11/15/1976                                       6.70
11/16/1976                                       6.60
11/17/1976                                       6.56
11/18/1976                                       6.59
11/19/1976                                       6.44
11/22/1976                                       6.30
11/23/1976                                       6.28
11/24/1976                                       6.23
11/25/1976                                       6.23
11/26/1976                                       5.99
11/29/1976                                       6.02
11/30/1976                                       6.05
 12/1/1976                                       6.02
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 12/3/1976                                       6.03
 12/6/1976                                       6.05
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 12/8/1976                                       6.13
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12/10/1976                                       6.02
12/13/1976                                       6.16
12/14/1976                                       6.13
12/15/1976                                       6.14
12/16/1976                                       6.14
12/17/1976                                       6.11
12/20/1976                                       6.08
12/21/1976                                       6.14
12/22/1976                                       6.12
12/23/1976                                       6.11
12/24/1976                                       6.11
12/27/1976                                       6.13
12/28/1976                                       6.15
12/29/1976                                       6.16
12/30/1976                                       6.12
12/31/1976                                       6.13
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  1/7/1977                                       6.42
 1/10/1977                                       6.60
 1/11/1977                                       6.68
 1/12/1977                                       6.60
 1/13/1977                                       6.50
 1/14/1977                                       6.59
 1/17/1977                                       6.60
 1/18/1977                                       6.70
 1/19/1977                                       6.64
 1/20/1977                                       6.64
 1/21/1977                                       6.68
 1/24/1977                                       6.77
 1/25/1977                                       6.74
 1/26/1977                                       6.76
 1/27/1977                                       6.88
 1/28/1977                                       6.86
 1/31/1977                                       6.83
  2/1/1977                                       6.91
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 2/16/1977                                       6.70
 2/17/1977                                       6.67
 2/18/1977                                       6.82
 2/21/1977                                       6.82
 2/22/1977                                       6.84
 2/23/1977                                       6.95
 2/24/1977                                       7.02
 2/25/1977                                       6.99
 2/28/1977                                       6.98
  3/1/1977                                       6.99
  3/2/1977                                       6.93
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 3/15/1977                                       6.87
 3/16/1977                                       6.90
 3/17/1977                                       6.94
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 3/21/1977                                       6.88
 3/22/1977                                       6.87
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 3/24/1977                                       6.90
 3/25/1977                                       6.94
 3/28/1977                                       6.96
 3/29/1977                                       6.93
 3/30/1977                                       6.95
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  4/1/1977                                       6.92
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 4/14/1977                                       6.56
 4/15/1977                                       6.60
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 4/19/1977                                       6.66
 4/20/1977                                       6.71
 4/21/1977                                       6.72
 4/22/1977                                       6.80
 4/25/1977                                       6.82
 4/26/1977                                       6.76
 4/27/1977                                       6.75
 4/28/1977                                       6.78
 4/29/1977                                       6.90
  5/2/1977                                       6.94
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  5/5/1977                                       6.94
  5/6/1977                                       7.00
  5/9/1977                                       6.97
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 5/11/1977                                       7.03
 5/12/1977                                       6.98
 5/13/1977                                       6.94
 5/16/1977                                       6.92
 5/17/1977                                       6.91
 5/18/1977                                       6.89
 5/19/1977                                       7.00
 5/20/1977                                       7.01
 5/23/1977                                       6.99
 5/24/1977                                       6.93
 5/25/1977                                       6.88
 5/26/1977                                       6.86
 5/27/1977                                       6.88
 5/30/1977                                       6.88
 5/31/1977                                       6.87
  6/1/1977                                       6.87
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 6/14/1977                                       6.68
 6/15/1977                                       6.73
 6/16/1977                                       6.74
 6/17/1977                                       6.72
 6/20/1977                                       6.74
 6/21/1977                                       6.74
 6/22/1977                                       6.70
 6/23/1977                                       6.72
 6/24/1977                                       6.68
 6/27/1977                                       6.65
 6/28/1977                                       6.64
 6/29/1977                                       6.68
 6/30/1977                                       6.70
  7/1/1977                                       6.71
  7/4/1977                                       6.71
  7/5/1977                                       6.75
  7/6/1977                                       6.78
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 7/12/1977                                       6.81
 7/13/1977                                       6.75
 7/14/1977                                       6.75
 7/15/1977                                       6.82
 7/18/1977                                       6.84
 7/19/1977                                       6.83
 7/20/1977                                       6.85
 7/21/1977                                       6.89
 7/22/1977                                       6.88
 7/25/1977                                       6.86
 7/26/1977                                       6.86
 7/27/1977                                       6.94
 7/28/1977                                       7.01
 7/29/1977                                       7.03
  8/1/1977                                       7.02
  8/2/1977                                       7.05
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  8/9/1977                                       7.06
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 8/12/1977                                       7.10
 8/15/1977                                       7.11
 8/16/1977                                       7.12
 8/17/1977                                       7.08
 8/18/1977                                       7.06
 8/19/1977                                       7.04
 8/22/1977                                       7.05
 8/23/1977                                       7.02
 8/24/1977                                       7.01
 8/25/1977                                       6.98
 8/26/1977                                       6.93
 8/29/1977                                       6.90
 8/30/1977                                       6.93
 8/31/1977                                       6.94
  9/1/1977                                       6.97
  9/2/1977                                       6.93
  9/5/1977                                       6.93
  9/6/1977                                       6.90
  9/7/1977                                       6.95
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  9/9/1977                                       7.09
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 9/13/1977                                       7.06
 9/14/1977                                       7.05
 9/15/1977                                       7.04
 9/16/1977                                       7.02
 9/19/1977                                       7.02
 9/20/1977                                       7.04
 9/21/1977                                       7.05
 9/22/1977                                       7.08
 9/23/1977                                       7.09
 9/26/1977                                       7.14
 9/27/1977                                       7.07
 9/28/1977                                       7.08
 9/29/1977                                       7.10
 9/30/1977                                       7.11
 10/3/1977                                       7.13
 10/4/1977                                       7.15
 10/5/1977                                       7.16
 10/6/1977                                       7.23
 10/7/1977                                       7.25
10/10/1977                                       7.25
10/11/1977                                       7.30
10/12/1977                                       7.34
10/13/1977                                       7.34
10/14/1977                                       7.31
10/17/1977                                       7.33
10/18/1977                                       7.36
10/19/1977                                       7.35
10/20/1977                                       7.36
10/21/1977                                       7.39
10/24/1977                                       7.39
10/25/1977                                       7.41
10/26/1977                                       7.40
10/27/1977                                       7.38
10/28/1977                                       7.38
10/31/1977                                       7.44
 11/1/1977                                       7.47
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 11/3/1977                                       7.45
 11/4/1977                                       7.42
 11/7/1977                                       7.40
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 11/9/1977                                       7.35
11/10/1977                                       7.34
11/11/1977                                       7.34
11/14/1977                                       7.24
11/15/1977                                       7.26
11/16/1977                                       7.28
11/17/1977                                       7.28
11/18/1977                                       7.28
11/21/1977                                       7.30
11/22/1977                                       7.30
11/23/1977                                       7.30
11/24/1977                                       7.30
11/25/1977                                       7.31
11/28/1977                                       7.31
11/29/1977                                       7.32
11/30/1977                                       7.36
 12/1/1977                                       7.38
 12/2/1977                                       7.40
 12/5/1977                                       7.40
 12/6/1977                                       7.44
 12/7/1977                                       7.45
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 12/9/1977                                       7.45
12/12/1977                                       7.46
12/13/1977                                       7.46
12/14/1977                                       7.46
12/15/1977                                       7.46
12/16/1977                                       7.44
12/19/1977                                       7.48
12/20/1977                                       7.50
12/21/1977                                       7.48
12/22/1977                                       7.52
12/23/1977                                       7.55
12/26/1977                                       7.55
12/27/1977                                       7.57
12/28/1977                                       7.57
12/29/1977                                       7.58
12/30/1977                                       7.54
  1/2/1978                                       7.54
  1/3/1978                                       7.58
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  1/9/1978                                       7.86
 1/10/1978                                       7.85
 1/11/1978                                       7.87
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 1/13/1978                                       7.82
 1/16/1978                                       7.82
 1/17/1978                                       7.81
 1/18/1978                                       7.81
 1/19/1978                                       7.81
 1/20/1978                                       7.81
 1/23/1978                                       7.78
 1/24/1978                                       7.80
 1/25/1978                                       7.82
 1/26/1978                                       7.78
 1/27/1978                                       7.77
 1/30/1978                                       7.75
 1/31/1978                                       7.72
  2/1/1978                                       7.74
  2/2/1978                                       7.75
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  2/8/1978                                       7.79
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 2/10/1978                                       7.81
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 2/15/1978                                       7.87
 2/16/1978                                       7.90
 2/17/1978                                       7.88
 2/20/1978                                       7.88
 2/21/1978                                       7.89
 2/22/1978                                       7.91
 2/23/1978                                       7.90
 2/24/1978                                       7.88
 2/27/1978                                       7.86
 2/28/1978                                       7.86
  3/1/1978                                       7.87
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 3/10/1978                                       7.82
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 3/15/1978                                       7.81
 3/16/1978                                       7.82
 3/17/1978                                       7.81
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 3/22/1978                                       7.81
 3/23/1978                                       7.86
 3/24/1978                                       7.86
 3/27/1978                                       7.91
 3/28/1978                                       7.94
 3/29/1978                                       7.94
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  4/3/1978                                       7.96
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 4/10/1978                                       7.98
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 4/17/1978                                       7.88
 4/18/1978                                       7.89
 4/19/1978                                       7.99
 4/20/1978                                       8.01
 4/21/1978                                       8.02
 4/24/1978                                       8.03
 4/25/1978                                       8.02
 4/26/1978                                       8.05
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  5/1/1978                                       8.08
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 5/10/1978                                       8.16
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 5/30/1978                                       8.27
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  6/9/1978                                       8.27
 6/12/1978                                       8.28
 6/13/1978                                       8.28
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 6/16/1978                                       8.32
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 6/20/1978                                       8.42
 6/21/1978                                       8.46
 6/22/1978                                       8.45
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 7/10/1978                                       8.56
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 8/24/1978                                       8.33
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 10/6/1978                                       8.51
 10/9/1978                                       8.51
10/10/1978                                       8.50
10/11/1978                                       8.51
10/12/1978                                       8.47
10/13/1978                                       8.47
10/16/1978                                       8.57
10/17/1978                                       8.57
10/18/1978                                       8.58
10/19/1978                                       8.60
10/20/1978                                       8.62
10/23/1978                                       8.62
10/24/1978                                       8.60
10/25/1978                                       8.62
10/26/1978                                       8.69
10/27/1978                                       8.78
10/30/1978                                       8.93
10/31/1978                                       9.16
 11/1/1978                                       8.77
 11/2/1978                                       8.78
 11/3/1978                                       8.80
 11/6/1978                                       8.85
 11/7/1978                                       8.85
 11/8/1978                                       8.87
 11/9/1978                                       8.88
11/10/1978                                       8.85
11/13/1978                                       8.86
11/14/1978                                       8.84
11/15/1978                                       8.76
11/16/1978                                       8.71
11/17/1978                                       8.72
11/20/1978                                       8.74
11/21/1978                                       8.77
11/22/1978                                       8.77
11/23/1978                                       8.77
11/24/1978                                       8.94
11/27/1978                                       8.96
11/28/1978                                       8.96
11/29/1978                                       8.93
11/30/1978                                       8.94
 12/1/1978                                       8.81
 12/4/1978                                       8.85
 12/5/1978                                       8.87
 12/6/1978                                       8.88
 12/7/1978                                       8.92
 12/8/1978                                       8.93
12/11/1978                                       8.93
12/12/1978                                       8.92
12/13/1978                                       8.98
12/14/1978                                       8.98
12/15/1978                                       9.05
12/18/1978                                       9.17
12/19/1978                                       9.17
12/20/1978                                       9.26
12/21/1978                                       9.35
12/22/1978                                       9.32
12/25/1978                                       9.32
12/26/1978                                       9.32
12/27/1978                                       9.31
12/28/1978                                       9.34
12/29/1978                                       9.32
  1/1/1979                                       9.32
  1/2/1979                                       9.33
  1/3/1979                                       9.33
  1/4/1979                                       9.27
  1/5/1979                                       9.28
  1/8/1979                                       9.31
  1/9/1979                                       9.30
 1/10/1979                                       9.30
 1/11/1979                                       9.30
 1/12/1979                                       9.28
 1/15/1979                                       9.27
 1/16/1979                                       9.26
 1/17/1979                                       9.28
 1/18/1979                                       9.27
 1/19/1979                                       9.24
 1/22/1979                                       9.20
 1/23/1979                                       9.16
 1/24/1979                                       9.16
 1/25/1979                                       9.01
 1/26/1979                                       8.98
 1/29/1979                                       9.00
 1/30/1979                                       8.98
 1/31/1979                                       8.95
  2/1/1979                                       8.95
  2/2/1979                                       8.84
  2/5/1979                                       8.92
  2/6/1979                                       9.00
  2/7/1979                                       9.11
  2/8/1979                                       9.11
  2/9/1979                                       9.12
 2/12/1979                                       9.12
 2/13/1979                                       9.12
 2/14/1979                                       9.13
 2/15/1979                                       9.13
 2/16/1979                                       9.14
 2/19/1979                                       9.14
 2/20/1979                                       9.17
 2/21/1979                                       9.20
 2/22/1979                                       9.29
 2/23/1979                                       9.31
 2/26/1979                                       9.28
 2/27/1979                                       9.30
 2/28/1979                                       9.29
  3/1/1979                                       9.28
  3/2/1979                                       9.26
  3/5/1979                                       9.22
  3/6/1979                                       9.20
  3/7/1979                                       9.18
  3/8/1979                                       9.18
  3/9/1979                                       9.20
 3/12/1979                                       9.18
 3/13/1979                                       9.20
 3/14/1979                                       9.21
 3/15/1979                                       9.21
 3/16/1979                                       9.22
 3/19/1979                                       9.21
 3/20/1979                                       9.21
 3/21/1979                                       9.21
 3/22/1979                                       9.20
 3/23/1979                                       9.20
 3/26/1979                                       9.20
 3/27/1979                                       9.18
 3/28/1979                                       9.16
 3/29/1979                                       9.15
 3/30/1979                                       9.19
  4/2/1979                                       9.20
  4/3/1979                                       9.19
  4/4/1979                                       9.18
  4/5/1979                                       9.15
  4/6/1979                                       9.19
  4/9/1979                                       9.23
 4/10/1979                                       9.27
 4/11/1979                                       9.30
 4/12/1979                                       9.30
 4/13/1979                                       9.30
 4/16/1979                                       9.29
 4/17/1979                                       9.24
 4/18/1979                                       9.22
 4/19/1979                                       9.20
 4/20/1979                                       9.26
 4/23/1979                                       9.26
 4/24/1979                                       9.29
 4/25/1979                                       9.26
 4/26/1979                                       9.28
 4/27/1979                                       9.33
 4/30/1979                                       9.35
  5/1/1979                                       9.35
  5/2/1979                                       9.34
  5/3/1979                                       9.36
  5/4/1979                                       9.38
  5/7/1979                                       9.36
  5/8/1979                                       9.36
  5/9/1979                                       9.35
 5/10/1979                                       9.37
 5/11/1979                                       9.33
 5/14/1979                                       9.30
 5/15/1979                                       9.32
 5/16/1979                                       9.30
 5/17/1979                                       9.22
 5/18/1979                                       9.20
 5/21/1979                                       9.22
 5/22/1979                                       9.14
 5/23/1979                                       9.05
 5/24/1979                                       9.02
 5/25/1979                                       8.98
 5/28/1979                                       8.98
 5/29/1979                                       8.99
 5/30/1979                                       8.99
 5/31/1979                                       9.04
  6/1/1979                                       9.01
  6/4/1979                                       9.01
  6/5/1979                                       8.97
  6/6/1979                                       8.91
  6/7/1979                                       8.82
  6/8/1979                                       8.84
 6/11/1979                                       8.87
 6/12/1979                                       8.71
 6/13/1979                                       8.75
 6/14/1979                                       8.79
 6/15/1979                                       8.90
 6/18/1979                                       8.86
 6/19/1979                                       8.88
 6/20/1979                                       8.87
 6/21/1979                                       8.88
 6/22/1979                                       8.94
 6/25/1979                                       8.89
 6/26/1979                                       8.76
 6/27/1979                                       8.72
 6/28/1979                                       8.71
 6/29/1979                                       8.74
  7/2/1979                                       8.70
  7/3/1979                                       8.71
  7/4/1979                                       8.71
  7/5/1979                                       8.73
  7/6/1979                                       8.78
  7/9/1979                                       8.82
 7/10/1979                                       8.85
 7/11/1979                                       8.88
 7/12/1979                                       8.88
 7/13/1979                                       8.88
 7/16/1979                                       8.92
 7/17/1979                                       8.93
 7/18/1979                                       8.93
 7/19/1979                                       8.96
 7/20/1979                                       8.96
 7/23/1979                                       8.98
 7/24/1979                                       9.01
 7/25/1979                                       8.98
 7/26/1979                                       8.94
 7/27/1979                                       9.01
 7/30/1979                                       9.01
 7/31/1979                                       8.99
  8/1/1979                                       8.96
  8/2/1979                                       8.90
  8/3/1979                                       8.92
  8/6/1979                                       8.90
  8/7/1979                                       8.90
  8/8/1979                                       8.92
  8/9/1979                                       8.96
 8/10/1979                                       8.99
 8/13/1979                                       9.00
 8/14/1979                                       8.98
 8/15/1979                                       9.02
 8/16/1979                                       9.02
 8/17/1979                                       9.03
 8/20/1979                                       9.05
 8/21/1979                                       9.09
 8/22/1979                                       9.11
 8/23/1979                                       9.11
 8/24/1979                                       9.19
 8/27/1979                                       9.18
 8/28/1979                                       9.23
 8/29/1979                                       9.25
 8/30/1979                                       9.32
 8/31/1979                                       9.36
  9/3/1979                                       9.36
  9/4/1979                                       9.42
  9/5/1979                                       9.42
  9/6/1979                                       9.42
  9/7/1979                                       9.41
 9/10/1979                                       9.42
 9/11/1979                                       9.27
 9/12/1979                                       9.36
 9/13/1979                                       9.41
 9/14/1979                                       9.36
 9/17/1979                                       9.44
 9/18/1979                                       9.45
 9/19/1979                                       9.38
 9/20/1979                                       9.38
 9/21/1979                                       9.38
 9/24/1979                                       9.41
 9/25/1979                                       9.40
 9/26/1979                                       9.45
 9/27/1979                                       9.50
 9/28/1979                                       9.48
 10/1/1979                                       9.55
 10/2/1979                                       9.54
 10/3/1979                                       9.55
 10/4/1979                                       9.67
 10/5/1979                                       9.74
 10/8/1979                                       9.74
 10/9/1979                                      10.29
10/10/1979                                      10.48
10/11/1979                                      10.45
10/12/1979                                      10.45
10/15/1979                                      10.60
10/16/1979                                      10.56
10/17/1979                                      10.51
10/18/1979                                      10.74
10/19/1979                                      11.09
10/22/1979                                      11.40
10/23/1979                                      11.48
10/24/1979                                      11.36
10/25/1979                                      11.50
10/26/1979                                      11.11
10/29/1979                                      11.27
10/30/1979                                      11.27
10/31/1979                                      11.20
 11/1/1979                                      11.26
 11/2/1979                                      11.24
 11/5/1979                                      11.25
 11/6/1979                                      11.25
 11/7/1979                                      11.35
 11/8/1979                                      11.28
 11/9/1979                                      10.96
11/12/1979                                      10.96
11/13/1979                                      10.86
11/14/1979                                      10.98
11/15/1979                                      10.86
11/16/1979                                      11.08
11/19/1979                                      11.19
11/20/1979                                      11.22
11/21/1979                                      11.17
11/22/1979                                      11.17
11/23/1979                                      10.76
11/26/1979                                      10.52
11/27/1979                                      10.28
11/28/1979                                      10.46
11/29/1979                                      10.42
11/30/1979                                      10.44
 12/3/1979                                      10.48
 12/4/1979                                      10.40
 12/5/1979                                      10.31
 12/6/1979                                      10.20
 12/7/1979                                      10.29
12/10/1979                                      10.29
12/11/1979                                      10.47
12/12/1979                                      10.60
12/13/1979                                      10.51
12/14/1979                                      10.40
12/17/1979                                      10.39
12/18/1979                                      10.33
12/19/1979                                      10.33
12/20/1979                                      10.40
12/21/1979                                      10.48
12/24/1979                                      10.49
12/25/1979                                      10.49
12/26/1979                                      10.52
12/27/1979                                      10.54
12/28/1979                                      10.50
12/31/1979                                      10.38
  1/1/1980                                      10.38
  1/2/1980                                      10.52
  1/3/1980                                      10.54
  1/4/1980                                      10.62
  1/7/1980                                      10.56
  1/8/1980                                      10.52
  1/9/1980                                      10.53
 1/10/1980                                      10.47
 1/11/1980                                      10.61
 1/14/1980                                      10.61
 1/15/1980                                      10.61
 1/16/1980                                      10.60
 1/17/1980                                      10.62
 1/18/1980                                      10.74
 1/21/1980                                      10.86
 1/22/1980                                      10.80
 1/23/1980                                      10.76
 1/24/1980                                      10.90
 1/25/1980                                      11.04
 1/28/1980                                      11.08
 1/29/1980                                      11.14
 1/30/1980                                      11.12
 1/31/1980                                      11.11
  2/1/1980                                      11.30
  2/4/1980                                      11.38
  2/5/1980                                      11.80
  2/6/1980                                      11.86
  2/7/1980                                      11.61
  2/8/1980                                      11.76
 2/11/1980                                      11.91
 2/12/1980                                      11.91
 2/13/1980                                      11.86
 2/14/1980                                      11.93
 2/15/1980                                      12.26
 2/18/1980                                      12.26
 2/19/1980                                      12.88
 2/20/1980                                      13.10
 2/21/1980                                      13.50
 2/22/1980                                      13.38
 2/25/1980                                      13.70
 2/26/1980                                      14.12
 2/27/1980                                      14.08
 2/28/1980                                      13.42
 2/29/1980                                      13.48
  3/3/1980                                      13.53
  3/4/1980                                      13.61
  3/5/1980                                      13.68
  3/6/1980                                      13.80
  3/7/1980                                      13.64
 3/10/1980                                      13.37
 3/11/1980                                      13.03
 3/12/1980                                      13.27
 3/13/1980                                      13.20
 3/14/1980                                      13.21
 3/17/1980                                      13.22
 3/18/1980                                      13.01
 3/19/1980                                      13.00
 3/20/1980                                      13.32
 3/21/1980                                      13.51
 3/24/1980                                      14.03
 3/25/1980                                      14.00
 3/26/1980                                      13.87
 3/27/1980                                      13.75
 3/28/1980                                      13.50
 3/31/1980                                      13.31
  4/1/1980                                      13.39
  4/2/1980                                      13.27
  4/3/1980                                      13.19
  4/4/1980                                      13.19
  4/7/1980                                      12.70
  4/8/1980                                      12.64
  4/9/1980                                      12.59
 4/10/1980                                      12.61
 4/11/1980                                      12.30
 4/14/1980                                      12.15
 4/15/1980                                      12.02
 4/16/1980                                      11.43
 4/17/1980                                      11.52
 4/18/1980                                      11.24
 4/21/1980                                      11.10
 4/22/1980                                      10.97
 4/23/1980                                      11.03
 4/24/1980                                      11.15
 4/25/1980                                      11.14
 4/28/1980                                      10.73
 4/29/1980                                      10.73
 4/30/1980                                      10.82
  5/1/1980                                      10.72
  5/2/1980                                      10.17
  5/5/1980                                      10.08
  5/6/1980                                       9.71
  5/7/1980                                       9.85
  5/8/1980                                       9.97
  5/9/1980                                      10.08
 5/12/1980                                       9.99
 5/13/1980                                       9.79
 5/14/1980                                       9.84
 5/15/1980                                       9.97
 5/16/1980                                      10.09
 5/19/1980                                      10.20
 5/20/1980                                       9.89
 5/21/1980                                       9.85
 5/22/1980                                       9.89
 5/23/1980                                       9.61
 5/26/1980                                       9.61
 5/27/1980                                       9.63
 5/28/1980                                       9.78
 5/29/1980                                       9.88
 5/30/1980                                       9.87
  6/2/1980                                       9.97
  6/3/1980                                       9.66
  6/4/1980                                       9.55
  6/5/1980                                       9.46
  6/6/1980                                       9.25
  6/9/1980                                       9.17
 6/10/1980                                       9.27
 6/11/1980                                       9.17
 6/12/1980                                       8.93
 6/13/1980                                       8.86
 6/16/1980                                       8.87
 6/17/1980                                       8.86
 6/18/1980                                       8.96
 6/19/1980                                       8.96
 6/20/1980                                       8.86
 6/23/1980                                       9.02
 6/24/1980                                       9.13
 6/25/1980                                       9.23
 6/26/1980                                       9.33
 6/27/1980                                       9.45
 6/30/1980                                       9.48
  7/1/1980                                       9.55
  7/2/1980                                       9.49
  7/3/1980                                       9.36
  7/4/1980                                       9.36
  7/7/1980                                       9.49
  7/8/1980                                       9.37
  7/9/1980                                       9.41
 7/10/1980                                       9.47
 7/11/1980                                       9.56
 7/14/1980                                       9.56
 7/15/1980                                       9.45
 7/16/1980                                       9.34
 7/17/1980                                       9.43
 7/18/1980                                       9.42
 7/21/1980                                       9.38
 7/22/1980                                       9.41
 7/23/1980                                       9.40
 7/24/1980                                       9.51
 7/25/1980                                       9.59
 7/28/1980                                       9.77
 7/29/1980                                       9.77
 7/30/1980                                       9.81
 7/31/1980                                      10.09
  8/1/1980                                      10.16
  8/4/1980                                      10.04
  8/5/1980                                      10.06
  8/6/1980                                      10.19
  8/7/1980                                      10.10
  8/8/1980                                      10.22
 8/11/1980                                      10.47
 8/12/1980                                      10.48
 8/13/1980                                      10.46
 8/14/1980                                      10.48
 8/15/1980                                      10.48
 8/18/1980                                      10.99
 8/19/1980                                      11.11
 8/20/1980                                      11.29
 8/21/1980                                      11.39
 8/22/1980                                      11.26
 8/25/1980                                      11.55
 8/26/1980                                      11.55
 8/27/1980                                      11.76
 8/28/1980                                      11.92
 8/29/1980                                      11.66
  9/1/1980                                      11.66
  9/2/1980                                      11.45
  9/3/1980                                      11.13
  9/4/1980                                      11.15
  9/5/1980                                      11.19
  9/8/1980                                      11.30
  9/9/1980                                      11.27
 9/10/1980                                      11.19
 9/11/1980                                      11.37
 9/12/1980                                      11.41
 9/15/1980                                      11.75
 9/16/1980                                      11.63
 9/17/1980                                      11.73
 9/18/1980                                      11.75
 9/19/1980                                      11.53
 9/22/1980                                      11.92
 9/23/1980                                      11.97
 9/24/1980                                      11.96
 9/25/1980                                      12.04
 9/26/1980                                      12.17
 9/29/1980                                      12.19
 9/30/1980                                      11.88
 10/1/1980                                      11.77
 10/2/1980                                      11.83
 10/3/1980                                      11.35
 10/6/1980                                      11.35
 10/7/1980                                      11.40
 10/8/1980                                      11.55
 10/9/1980                                      11.45
10/10/1980                                      11.55
10/13/1980                                      11.55
10/14/1980                                      11.50
10/15/1980                                      11.44
10/16/1980                                      11.55
10/17/1980                                      11.69
10/20/1980                                      11.72
10/21/1980                                      11.81
10/22/1980                                      12.07
10/23/1980                                      11.95
10/24/1980                                      11.89
10/27/1980                                      12.32
10/28/1980                                      12.56
10/29/1980                                      12.75
10/30/1980                                      12.71
10/31/1980                                      12.74
 11/3/1980                                      12.74
 11/4/1980                                      12.74
 11/5/1980                                      12.95
 11/6/1980                                      13.19
 11/7/1980                                      12.87
11/10/1980                                      12.88
11/11/1980                                      12.88
11/12/1980                                      12.39
11/13/1980                                      12.38
11/14/1980                                      12.70
11/17/1980                                      12.95
11/18/1980                                      12.67
11/19/1980                                      12.60
11/20/1980                                      12.68
11/21/1980                                      12.97
11/24/1980                                      13.00
11/25/1980                                      13.07
11/26/1980                                      13.01
11/27/1980                                      13.01
11/28/1980                                      13.14
 12/1/1980                                      13.35
 12/2/1980                                      13.37
 12/3/1980                                      13.42
 12/4/1980                                      13.43
 12/5/1980                                      13.45
 12/8/1980                                      13.51
 12/9/1980                                      13.61
12/10/1980                                      13.63
12/11/1980                                      14.04
12/12/1980                                      13.63
12/15/1980                                      13.75
12/16/1980                                      14.04
12/17/1980                                      13.87
12/18/1980                                      13.79
12/19/1980                                      13.02
12/22/1980                                      12.34
12/23/1980                                      12.50
12/24/1980                                      12.61
12/25/1980                                      12.61
12/26/1980                                      12.53
12/29/1980                                      12.41
12/30/1980                                      12.55
12/31/1980                                      12.59
  1/1/1981                                      12.59
  1/2/1981                                      12.61
  1/5/1981                                      12.29
  1/6/1981                                      12.21
  1/7/1981                                      12.61
  1/8/1981                                      12.68
  1/9/1981                                      12.88
 1/12/1981                                      12.71
 1/13/1981                                      12.68
 1/14/1981                                      12.61
 1/15/1981                                      12.77
 1/16/1981                                      12.66
 1/19/1981                                      12.92
 1/20/1981                                      12.77
 1/21/1981                                      13.08
 1/22/1981                                      13.16
 1/23/1981                                      13.10
 1/26/1981                                      12.89
 1/27/1981                                      12.92
 1/28/1981                                      12.94
 1/29/1981                                      12.89
 1/30/1981                                      12.80
  2/2/1981                                      13.02
  2/3/1981                                      13.20
  2/4/1981                                      13.09
  2/5/1981                                      13.10
  2/6/1981                                      13.23
  2/9/1981                                      13.35
 2/10/1981                                      13.50
 2/11/1981                                      13.66
 2/12/1981                                      13.66
 2/13/1981                                      13.84
 2/16/1981                                      13.84
 2/17/1981                                      13.46
 2/18/1981                                      13.45
 2/19/1981                                      13.25
 2/20/1981                                      13.10
 2/23/1981                                      13.49
 2/24/1981                                      13.51
 2/25/1981                                      13.61
 2/26/1981                                      13.80
 2/27/1981                                      13.76
  3/2/1981                                      13.92
  3/3/1981                                      13.78
  3/4/1981                                      13.82
  3/5/1981                                      13.78
  3/6/1981                                      13.49
  3/9/1981                                      13.39
 3/10/1981                                      13.37
 3/11/1981                                      13.40
 3/12/1981                                      13.33
 3/13/1981                                      13.18
 3/16/1981                                      13.15
 3/17/1981                                      12.97
 3/18/1981                                      12.80
 3/19/1981                                      12.95
 3/20/1981                                      13.01
 3/23/1981                                      13.38
 3/24/1981                                      13.57
 3/25/1981                                      13.51
 3/26/1981                                      13.63
 3/27/1981                                      13.68
 3/30/1981                                      13.48
 3/31/1981                                      13.39
  4/1/1981                                      13.36
  4/2/1981                                      13.46
  4/3/1981                                      13.62
  4/6/1981                                      14.01
  4/7/1981                                      13.74
  4/8/1981                                      13.85
  4/9/1981                                      13.77
 4/10/1981                                      13.84
 4/13/1981                                      14.01
 4/14/1981                                      13.89
 4/15/1981                                      14.05
 4/16/1981                                      14.08
 4/17/1981                                      14.08
 4/20/1981                                      14.10
 4/21/1981                                      14.07
 4/22/1981                                      14.13
 4/23/1981                                      14.18
 4/24/1981                                      14.24
 4/27/1981                                      14.31
 4/28/1981                                      14.28
 4/29/1981                                      14.37
 4/30/1981                                      14.45
  5/1/1981                                      14.37
  5/4/1981                                      14.83
  5/5/1981                                      15.35
  5/6/1981                                      15.02
  5/7/1981                                      14.83
  5/8/1981                                      14.66
 5/11/1981                                      14.87
 5/12/1981                                      15.06
 5/13/1981                                      15.05
 5/14/1981                                      14.84
 5/15/1981                                      14.59
 5/18/1981                                      14.22
 5/19/1981                                      14.59
 5/20/1981                                      14.71
 5/21/1981                                      14.77
 5/22/1981                                      14.39
 5/25/1981                                      14.39
 5/26/1981                                      14.13
 5/27/1981                                      14.24
 5/28/1981                                      13.99
 5/29/1981                                      13.99
  6/1/1981                                      13.99
  6/2/1981                                      14.07
  6/3/1981                                      14.05
  6/4/1981                                      14.10
  6/5/1981                                      14.10
  6/8/1981                                      13.78
  6/9/1981                                      13.87
 6/10/1981                                      13.78
 6/11/1981                                      13.84
 6/12/1981                                      13.87
 6/15/1981                                      13.57
 6/16/1981                                      13.58
 6/17/1981                                      13.71
 6/18/1981                                      14.10
 6/19/1981                                      14.07
 6/22/1981                                      13.96
 6/23/1981                                      14.00
 6/24/1981                                      14.10
 6/25/1981                                      14.08
 6/26/1981                                      14.09
 6/29/1981                                      14.01
 6/30/1981                                      14.25
  7/1/1981                                      14.47
  7/2/1981                                      14.38
  7/3/1981                                      14.38
  7/6/1981                                      14.27
  7/7/1981                                      14.49
  7/8/1981                                      14.57
  7/9/1981                                      14.60
 7/10/1981                                      14.45
 7/13/1981                                      14.41
 7/14/1981                                      14.55
 7/15/1981                                      14.55
 7/16/1981                                      14.59
 7/17/1981                                      14.53
 7/20/1981                                      15.25
 7/21/1981                                      15.23
 7/22/1981                                      15.24
 7/23/1981                                      15.17
 7/24/1981                                      14.96
 7/27/1981                                      14.87
 7/28/1981                                      15.04
 7/29/1981                                      15.21
 7/30/1981                                      15.31
 7/31/1981                                      15.24
  8/3/1981                                      15.62
  8/4/1981                                      15.60
  8/5/1981                                      15.40
  8/6/1981                                      15.31
  8/7/1981                                      15.34
 8/10/1981                                      15.08
 8/11/1981                                      14.87
 8/12/1981                                      15.12
 8/13/1981                                      15.26
 8/14/1981                                      15.34
 8/17/1981                                      15.39
 8/18/1981                                      15.45
 8/19/1981                                      15.48
 8/20/1981                                      15.63
 8/21/1981                                      15.62
 8/24/1981                                      16.00
 8/25/1981                                      16.07
 8/26/1981                                      15.99
 8/27/1981                                      16.15
 8/28/1981                                      16.01
 8/31/1981                                      16.11
  9/1/1981                                      16.12
  9/2/1981                                      16.09
  9/3/1981                                      16.14
  9/4/1981                                      16.17
  9/7/1981                                      16.17
  9/8/1981                                      16.23
  9/9/1981                                      16.22
 9/10/1981                                      16.01
 9/11/1981                                      15.81
 9/14/1981                                      15.93
 9/15/1981                                      15.71
 9/16/1981                                      15.75
 9/17/1981                                      15.55
 9/18/1981                                      15.55
 9/21/1981                                      15.31
 9/22/1981                                      15.61
 9/23/1981                                      15.79
 9/24/1981                                      15.83
 9/25/1981                                      16.13
 9/28/1981                                      16.13
 9/29/1981                                      16.18
 9/30/1981                                      16.27
 10/1/1981                                      16.13
 10/2/1981                                      15.83
 10/5/1981                                      15.55
 10/6/1981                                      15.53
 10/7/1981                                      15.43
 10/8/1981                                      15.41
 10/9/1981                                      15.03
10/12/1981                                      15.03
10/13/1981                                      15.12
10/14/1981                                      15.13
10/15/1981                                      15.12
10/16/1981                                      15.20
10/19/1981                                      15.29
10/20/1981                                      15.37
10/21/1981                                      15.55
10/22/1981                                      15.57
10/23/1981                                      15.46
10/26/1981                                      15.68
10/27/1981                                      15.62
10/28/1981                                      15.54
10/29/1981                                      15.20
10/30/1981                                      14.78
 11/2/1981                                      14.61
 11/3/1981                                      14.61
 11/4/1981                                      14.32
 11/5/1981                                      14.43
 11/6/1981                                      14.07
 11/9/1981                                      13.54
11/10/1981                                      13.63
11/11/1981                                      13.63
11/12/1981                                      13.23
11/13/1981                                      13.31
11/16/1981                                      13.21
11/17/1981                                      13.21
11/18/1981                                      13.11
11/19/1981                                      13.04
11/20/1981                                      13.01
11/23/1981                                      13.31
11/24/1981                                      12.75
11/25/1981                                      12.61
11/26/1981                                      12.61
11/27/1981                                      12.58
11/30/1981                                      12.79
 12/1/1981                                      13.11
 12/2/1981                                      13.25
 12/3/1981                                      13.21
 12/4/1981                                      12.80
 12/7/1981                                      13.22
 12/8/1981                                      13.23
 12/9/1981                                      13.40
12/10/1981                                      13.77
12/11/1981                                      13.73
12/14/1981                                      13.55
12/15/1981                                      13.35
12/16/1981                                      13.36
12/17/1981                                      13.55
12/18/1981                                      13.40
12/21/1981                                      13.87
12/22/1981                                      14.03
12/23/1981                                      14.20
12/24/1981                                      14.03
12/25/1981                                      14.03
12/28/1981                                      14.01
12/29/1981                                      14.11
12/30/1981                                      14.06
12/31/1981                                      13.97
  1/1/1982                                      13.97
  1/4/1982                                      14.15
  1/5/1982                                      14.41
  1/6/1982                                      14.60
  1/7/1982                                      14.66
  1/8/1982                                      14.47
 1/11/1982                                      14.83
 1/12/1982                                      14.70
 1/13/1982                                      14.86
 1/14/1982                                      14.69
 1/15/1982                                      14.86
 1/18/1982                                      14.77
 1/19/1982                                      14.79
 1/20/1982                                      14.90
 1/21/1982                                      14.75
 1/22/1982                                      14.85
 1/25/1982                                      14.80
 1/26/1982                                      14.63
 1/27/1982                                      14.62
 1/28/1982                                      14.33
 1/29/1982                                      14.24
  2/1/1982                                      14.79
  2/2/1982                                      14.61
  2/3/1982                                      14.73
  2/4/1982                                      14.82
  2/5/1982                                      14.72
  2/8/1982                                      14.94
  2/9/1982                                      15.02
 2/10/1982                                      14.89
 2/11/1982                                      14.80
 2/12/1982                                      14.80
 2/15/1982                                       4.80
 2/16/1982                                      14.68
 2/17/1982                                      14.73
 2/18/1982                                      14.45
 2/19/1982                                      14.44
 2/22/1982                                      13.97
 2/23/1982                                      14.03
 2/24/1982                                      13.98
 2/25/1982                                      14.01
 2/26/1982                                      14.12
  3/1/1982                                      13.97
  3/2/1982                                      13.87
  3/3/1982                                      13.77
  3/4/1982                                      13.61
  3/5/1982                                      13.57
  3/8/1982                                      13.57
  3/9/1982                                      13.72
 3/10/1982                                      13.75
 3/11/1982                                      14.03
 3/12/1982                                      14.04
 3/15/1982                                      14.11
 3/16/1982                                      14.04
 3/17/1982                                      14.00
 3/18/1982                                      14.01
 3/19/1982                                      14.06
 3/22/1982                                      13.91
 3/23/1982                                      13.89
 3/24/1982                                      14.10
 3/25/1982                                      14.09
 3/26/1982                                      14.18
 3/29/1982                                      14.39
 3/30/1982                                      14.41
 3/31/1982                                      14.39
  4/1/1982                                      14.26
  4/2/1982                                      14.26
  4/5/1982                                      14.28
  4/6/1982                                      14.30
  4/7/1982                                      14.30
  4/8/1982                                      14.11
  4/9/1982                                      14.11
 4/12/1982                                      14.01
 4/13/1982                                      13.99
 4/14/1982                                      14.12
 4/15/1982                                      14.05
 4/16/1982                                      13.83
 4/19/1982                                      13.83
 4/20/1982                                      13.89
 4/21/1982                                      13.81
 4/22/1982                                      13.87
 4/23/1982                                      13.84
 4/26/1982                                      13.81
 4/27/1982                                      13.80
 4/28/1982                                      13.87
 4/29/1982                                      13.95
 4/30/1982                                      13.90
  5/3/1982                                      14.02
  5/4/1982                                      14.02
  5/5/1982                                      13.95
  5/6/1982                                      13.71
  5/7/1982                                      13.64
 5/10/1982                                      13.59
 5/11/1982                                      13.64
 5/12/1982                                      13.75
 5/13/1982                                      13.84
 5/14/1982                                      13.64
 5/17/1982                                      13.71
 5/18/1982                                      13.76
 5/19/1982                                      13.81
 5/20/1982                                      13.64
 5/21/1982                                      13.66
 5/24/1982                                      13.68
 5/25/1982                                      13.73
 5/26/1982                                      13.74
 5/27/1982                                      13.79
 5/28/1982                                      13.76
 5/31/1982                                      13.76
  6/1/1982                                      13.98
  6/2/1982                                      13.96
  6/3/1982                                      13.94
  6/4/1982                                      14.03
  6/7/1982                                      14.00
  6/8/1982                                      14.04
  6/9/1982                                      14.06
 6/10/1982                                      14.08
 6/11/1982                                      14.00
 6/14/1982                                      14.31
 6/15/1982                                      14.31
 6/16/1982                                      14.39
 6/17/1982                                      14.61
 6/18/1982                                      14.80
 6/21/1982                                      14.85
 6/22/1982                                      14.84
 6/23/1982                                      14.95
 6/24/1982                                      14.94
 6/25/1982                                      14.93
 6/28/1982                                      14.91
 6/29/1982                                      14.80
 6/30/1982                                      14.65
  7/1/1982                                      14.62
  7/2/1982                                      14.69
  7/5/1982                                      14.69
  7/6/1982                                      14.69
  7/7/1982                                      14.69
  7/8/1982                                      14.33
  7/9/1982                                      14.19
 7/12/1982                                      14.01
 7/13/1982                                      14.19
 7/14/1982                                      14.27
 7/15/1982                                      14.16
 7/16/1982                                      13.86
 7/19/1982                                      13.80
 7/20/1982                                      13.65
 7/21/1982                                      13.70
 7/22/1982                                      13.55
 7/23/1982                                      13.58
 7/26/1982                                      13.92
 7/27/1982                                      13.89
 7/28/1982                                      14.00
 7/29/1982                                      13.89
 7/30/1982                                      13.73
  8/2/1982                                      13.46
  8/3/1982                                      13.52
  8/4/1982                                      13.60
  8/5/1982                                      13.68
  8/6/1982                                      13.86
  8/9/1982                                      13.72
 8/10/1982                                      13.74
 8/11/1982                                      13.74
 8/12/1982                                      13.50
 8/13/1982                                      13.24
 8/16/1982                                      13.00
 8/17/1982                                      12.61
 8/18/1982                                      12.45
 8/19/1982                                      12.42
 8/20/1982                                      12.15
 8/23/1982                                      12.39
 8/24/1982                                      12.29
 8/25/1982                                      12.26
 8/26/1982                                      12.32
 8/27/1982                                      12.65
 8/30/1982                                      12.71
 8/31/1982                                      12.65
  9/1/1982                                      12.58
  9/2/1982                                      12.52
  9/3/1982                                      12.26
  9/6/1982                                      12.26
  9/7/1982                                      12.36
  9/8/1982                                      12.40
  9/9/1982                                      12.41
 9/10/1982                                      12.56
 9/13/1982                                      12.52
 9/14/1982                                      12.38
 9/15/1982                                      12.56
 9/16/1982                                      12.52
 9/17/1982                                      12.39
 9/20/1982                                      12.43
 9/21/1982                                      12.13
 9/22/1982                                      12.04
 9/23/1982                                      11.92
 9/24/1982                                      12.05
 9/27/1982                                      11.95
 9/28/1982                                      11.78
 9/29/1982                                      11.76
 9/30/1982                                      11.69
 10/1/1982                                      11.50
 10/4/1982                                      11.73
 10/5/1982                                      11.70
 10/6/1982                                      11.52
 10/7/1982                                      10.81
 10/8/1982                                      10.71
10/11/1982                                      10.71
10/12/1982                                      10.40
10/13/1982                                      10.28
10/14/1982                                      10.52
10/15/1982                                      10.64
10/18/1982                                      10.42
10/19/1982                                      10.38
10/20/1982                                      10.52
10/21/1982                                      10.54
10/22/1982                                      10.66
10/25/1982                                      10.97
10/26/1982                                      10.74
10/27/1982                                      10.76
10/28/1982                                      10.61
10/29/1982                                      10.58
 11/1/1982                                      10.41
 11/2/1982                                      10.41
 11/3/1982                                      10.30
 11/4/1982                                      10.28
 11/5/1982                                      10.36
 11/8/1982                                      10.46
 11/9/1982                                      10.41
11/10/1982                                      10.38
11/11/1982                                      10.38
11/12/1982                                      10.50
11/15/1982                                      10.60
11/16/1982                                      10.63
11/17/1982                                      10.55
11/18/1982                                      10.42
11/19/1982                                      10.36
11/22/1982                                      10.25
11/23/1982                                      10.19
11/24/1982                                      10.20
11/25/1982                                      10.20
11/26/1982                                      10.19
11/29/1982                                      10.39
11/30/1982                                      10.37
 12/1/1982                                      10.34
 12/2/1982                                      10.29
 12/3/1982                                      10.16
 12/6/1982                                      10.17
 12/7/1982                                      10.21
 12/8/1982                                      10.25
 12/9/1982                                      10.30
12/10/1982                                      10.37
12/13/1982                                      10.34
12/14/1982                                      10.13
12/15/1982                                      10.15
12/16/1982                                      10.24
12/17/1982                                      10.28
12/20/1982                                      10.31
12/21/1982                                      10.21
12/22/1982                                      10.22
12/23/1982                                      10.15
12/24/1982                                      10.15
12/27/1982                                      10.15
12/28/1982                                      10.15
12/29/1982                                      10.19
12/30/1982                                      10.19
12/31/1982                                      10.09
  1/3/1983                                      10.02
  1/4/1983                                      10.07
  1/5/1983                                      10.06
  1/6/1983                                      10.05
  1/7/1983                                       9.98
 1/10/1983                                       9.96
 1/11/1983                                       9.92
 1/12/1983                                       9.92
 1/13/1983                                       9.81
 1/14/1983                                       9.78
 1/17/1983                                       9.78
 1/18/1983                                       9.79
 1/19/1983                                       9.89
 1/20/1983                                       9.94
 1/21/1983                                      10.18
 1/24/1983                                      10.26
 1/25/1983                                      10.18
 1/26/1983                                      10.23
 1/27/1983                                      10.20
 1/28/1983                                      10.21
 1/31/1983                                      10.31
  2/1/1983                                      10.34
  2/2/1983                                      10.37
  2/3/1983                                      10.39
  2/4/1983                                      10.51
  2/7/1983                                      10.49
  2/8/1983                                      10.50
  2/9/1983                                      10.58
 2/10/1983                                      10.38
 2/11/1983                                      10.31
 2/14/1983                                      10.37
 2/15/1983                                      10.37
 2/16/1983                                      10.29
 2/17/1983                                      10.24
 2/18/1983                                      10.13
 2/21/1983                                      10.13
 2/22/1983                                      10.01
 2/23/1983                                      10.00
 2/24/1983                                       9.96
 2/25/1983                                       9.82
 2/28/1983                                       9.83
  3/1/1983                                       9.74
  3/2/1983                                       9.76
  3/3/1983                                       9.72
  3/4/1983                                       9.75
  3/7/1983                                       9.92
  3/8/1983                                      10.01
  3/9/1983                                      10.02
 3/10/1983                                      10.08
 3/11/1983                                      10.12
 3/14/1983                                      10.02
 3/15/1983                                       9.99
 3/16/1983                                      10.09
 3/17/1983                                      10.14
 3/18/1983                                      10.15
 3/21/1983                                      10.20
 3/22/1983                                      10.29
 3/23/1983                                      10.23
 3/24/1983                                      10.24
 3/25/1983                                      10.32
 3/28/1983                                      10.33
 3/29/1983                                      10.28
 3/30/1983                                      10.25
 3/31/1983                                      10.27
  4/1/1983                                      10.27
  4/4/1983                                      10.25
  4/5/1983                                      10.11
  4/6/1983                                      10.11
  4/7/1983                                      10.09
  4/8/1983                                      10.11
 4/11/1983                                       9.99
 4/12/1983                                      10.01
 4/13/1983                                      10.01
 4/14/1983                                       9.93
 4/15/1983                                       9.98
 4/18/1983                                       9.95
 4/19/1983                                      10.04
 4/20/1983                                      10.01
 4/21/1983                                      10.07
 4/22/1983                                      10.03
 4/25/1983                                      10.01
 4/26/1983                                      10.02
 4/27/1983                                       9.92
 4/28/1983                                       9.91
 4/29/1983                                       9.88
  5/2/1983                                       9.82
  5/3/1983                                       9.81
  5/4/1983                                       9.73
  5/5/1983                                       9.76
  5/6/1983                                       9.74
  5/9/1983                                       9.86
 5/10/1983                                       9.81
 5/11/1983                                       9.82
 5/12/1983                                       9.87
 5/13/1983                                       9.86
 5/16/1983                                      10.02
 5/17/1983                                      10.03
 5/18/1983                                      10.06
 5/19/1983                                      10.17
 5/20/1983                                      10.20
 5/23/1983                                      10.27
 5/24/1983                                      10.30
 5/25/1983                                      10.29
 5/26/1983                                      10.38
 5/27/1983                                      10.37
 5/30/1983                                      10.37
 5/31/1983                                      10.55
  6/1/1983                                      10.48
  6/2/1983                                      10.46
  6/3/1983                                      10.53
  6/6/1983                                      10.54
  6/7/1983                                      10.61
  6/8/1983                                      10.64
  6/9/1983                                      10.63
 6/10/1983                                      10.64
 6/13/1983                                      10.50
 6/14/1983                                      10.53
 6/15/1983                                      10.48
 6/16/1983                                      10.46
 6/17/1983                                      10.47
 6/20/1983                                      10.62
 6/21/1983                                      10.64
 6/22/1983                                      10.71
 6/23/1983                                      10.76
 6/24/1983                                      10.83
 6/27/1983                                      10.92
 6/28/1983                                      10.85
 6/29/1983                                      10.76
 6/30/1983                                      10.76
  7/1/1983                                      10.72
  7/4/1983                                      10.72
  7/5/1983                                      11.03
  7/6/1983                                      10.98
  7/7/1983                                      11.12
  7/8/1983                                      11.16
 7/11/1983                                      11.09
 7/12/1983                                      11.24
 7/13/1983                                      11.21
 7/14/1983                                      11.21
 7/15/1983                                      11.36
 7/18/1983                                      11.30
 7/19/1983                                      11.23
 7/20/1983                                      11.14
 7/21/1983                                      11.16
 7/22/1983                                      11.26
 7/25/1983                                      11.26
 7/26/1983                                      11.33
 7/27/1983                                      11.32
 7/28/1983                                      11.47
 7/29/1983                                      11.59
  8/1/1983                                      11.63
  8/2/1983                                      11.68
  8/3/1983                                      11.68
  8/4/1983                                      11.84
  8/5/1983                                      11.85
  8/8/1983                                      11.95
  8/9/1983                                      11.88
 8/10/1983                                      11.94
 8/11/1983                                      11.87
 8/12/1983                                      11.82
 8/15/1983                                      11.58
 8/16/1983                                      11.52
 8/17/1983                                      11.41
 8/18/1983                                      11.44
 8/19/1983                                      11.50
 8/22/1983                                      11.30
 8/23/1983                                      11.37
 8/24/1983                                      11.30
 8/25/1983                                      11.35
 8/26/1983                                      11.40
 8/29/1983                                      11.63
 8/30/1983                                      11.67
 8/31/1983                                      11.79
  9/1/1983                                      11.76
  9/2/1983                                      11.81
  9/5/1983                                      11.81
  9/6/1983                                      11.63
  9/7/1983                                      11.52
  9/8/1983                                      11.57
  9/9/1983                                      11.53
 9/12/1983                                      11.35
 9/13/1983                                      11.38
 9/14/1983                                      11.51
 9/15/1983                                      11.61
 9/16/1983                                      11.43
 9/19/1983                                      11.42
 9/20/1983                                      11.33
 9/21/1983                                      11.40
 9/22/1983                                      11.40
 9/23/1983                                      11.29
 9/26/1983                                      11.18
 9/27/1983                                      11.21
 9/28/1983                                      11.24
 9/29/1983                                      11.26
 9/30/1983                                      11.20
 10/3/1983                                      11.22
 10/4/1983                                      11.22
 10/5/1983                                      11.11
 10/6/1983                                      11.10
 10/7/1983                                      11.12
10/10/1983                                      11.12
10/11/1983                                      11.36
10/12/1983                                      11.35
10/13/1983                                      11.40
10/14/1983                                      11.31
10/17/1983                                      11.21
10/18/1983                                      11.20
10/19/1983                                      11.20
10/20/1983                                      11.22
10/21/1983                                      11.18
10/24/1983                                      11.39
10/25/1983                                      11.40
10/26/1983                                      11.40
10/27/1983                                      11.39
10/28/1983                                      11.39
10/31/1983                                      11.39
 11/1/1983                                      11.38
 11/2/1983                                      11.39
 11/3/1983                                      11.41
 11/4/1983                                      11.53
 11/7/1983                                      11.56
 11/8/1983                                      11.56
 11/9/1983                                      11.54
11/10/1983                                      11.40
11/11/1983                                      11.40
11/14/1983                                      11.38
11/15/1983                                      11.40
11/16/1983                                      11.40
11/17/1983                                      11.44
11/18/1983                                      11.46
11/21/1983                                      11.38
11/22/1983                                      11.34
11/23/1983                                      11.37
11/24/1983                                      11.37
11/25/1983                                      11.31
11/28/1983                                      11.41
11/29/1983                                      11.31
11/30/1983                                      11.36
 12/1/1983                                      11.37
 12/2/1983                                      11.47
 12/5/1983                                      11.50
 12/6/1983                                      11.46
 12/7/1983                                      11.49
 12/8/1983                                      11.57
 12/9/1983                                      11.58
12/12/1983                                      11.54
12/13/1983                                      11.65
12/14/1983                                      11.68
12/15/1983                                      11.66
12/16/1983                                      11.59
12/19/1983                                      11.59
12/20/1983                                      11.56
12/21/1983                                      11.54
12/22/1983                                      11.51
12/23/1983                                      11.53
12/26/1983                                      11.53
12/27/1983                                      11.50
12/28/1983                                      11.56
12/29/1983                                      11.52
12/30/1983                                      11.57
  1/2/1984                                      11.57
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  1/9/1984                                      11.47
 1/10/1984                                      11.44
 1/11/1984                                      11.46
 1/12/1984                                      11.48
 1/13/1984                                      11.26
 1/16/1984                                      11.25
 1/17/1984                                      11.28
 1/18/1984                                      11.30
 1/19/1984                                      11.29
 1/20/1984                                      11.32
 1/23/1984                                      11.31
 1/24/1984                                      11.31
 1/25/1984                                      11.31
 1/26/1984                                      11.31
 1/27/1984                                      11.31
 1/30/1984                                      11.31
 1/31/1984                                      11.34
  2/1/1984                                      11.31
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  2/9/1984                                      11.43
 2/10/1984                                      11.52
 2/13/1984                                      11.52
 2/14/1984                                      11.54
 2/15/1984                                      11.50
 2/16/1984                                      11.51
 2/17/1984                                      11.63
 2/20/1984                                      11.63
 2/21/1984                                      11.62
 2/22/1984                                      11.61
 2/23/1984                                      11.76
 2/24/1984                                      11.69
 2/27/1984                                      11.77
 2/28/1984                                      11.80
 2/29/1984                                      11.74
  3/1/1984                                      11.77
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  3/8/1984                                      11.90
  3/9/1984                                      11.95
 3/12/1984                                      11.94
 3/13/1984                                      11.97
 3/14/1984                                      12.00
 3/15/1984                                      11.99
 3/16/1984                                      12.01
 3/19/1984                                      12.11
 3/20/1984                                      12.13
 3/21/1984                                      12.17
 3/22/1984                                      12.22
 3/23/1984                                      12.23
 3/26/1984                                      12.20
 3/27/1984                                      12.21
 3/28/1984                                      12.15
 3/29/1984                                      12.16
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  4/9/1984                                      12.22
 4/10/1984                                      12.26
 4/11/1984                                      12.24
 4/12/1984                                      12.16
 4/13/1984                                      12.30
 4/16/1984                                      12.35
 4/17/1984                                      12.30
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  5/1/1984                                      12.57
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  5/8/1984                                      12.88
  5/9/1984                                      12.97
 5/10/1984                                      12.98
 5/11/1984                                      13.20
 5/14/1984                                      13.30
 5/15/1984                                      13.23
 5/16/1984                                      13.17
 5/17/1984                                      13.27
 5/18/1984                                      13.21
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 5/23/1984                                      13.30
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 5/25/1984                                      13.52
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 5/29/1984                                      13.70
 5/30/1984                                      13.84
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  6/1/1984                                      13.46
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  6/8/1984                                      13.35
 6/11/1984                                      13.57
 6/12/1984                                      13.45
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 6/15/1984                                      13.12
 6/18/1984                                      13.19
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 6/21/1984                                      13.67
 6/22/1984                                      13.72
 6/25/1984                                      13.70
 6/26/1984                                      13.77
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 6/28/1984                                      13.70
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  7/9/1984                                      13.40
 7/10/1984                                      13.46
 7/11/1984                                      13.45
 7/12/1984                                      13.39
 7/13/1984                                      13.24
 7/16/1984                                      13.24
 7/17/1984                                      13.29
 7/18/1984                                      13.22
 7/19/1984                                      13.17
 7/20/1984                                      13.24
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 7/25/1984                                      12.95
 7/26/1984                                      12.80
 7/27/1984                                      12.89
 7/30/1984                                      13.00
 7/31/1984                                      12.85
  8/1/1984                                      12.74
  8/2/1984                                      12.71
  8/3/1984                                      12.55
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  8/7/1984                                      12.64
  8/8/1984                                      12.62
  8/9/1984                                      12.59
 8/10/1984                                      12.63
 8/13/1984                                      12.71
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 8/15/1984                                      12.68
 8/16/1984                                      12.66
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 8/27/1984                                      12.80
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 8/29/1984                                      12.78
 8/30/1984                                      12.79
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  9/3/1984                                      12.77
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  9/5/1984                                      12.92
  9/6/1984                                      12.82
  9/7/1984                                      12.75
 9/10/1984                                      12.65
 9/11/1984                                      12.59
 9/12/1984                                      12.62
 9/13/1984                                      12.47
 9/14/1984                                      12.42
 9/17/1984                                      12.42
 9/18/1984                                      12.33
 9/19/1984                                      12.26
 9/20/1984                                      12.27
 9/21/1984                                      12.44
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 9/25/1984                                      12.53
 9/26/1984                                      12.47
 9/27/1984                                      12.31
 9/28/1984                                      12.48
 10/1/1984                                      12.51
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 10/3/1984                                      12.49
 10/4/1984                                      12.45
 10/5/1984                                      12.35
 10/8/1984                                      12.35
 10/9/1984                                      12.32
10/10/1984                                      12.32
10/11/1984                                      12.23
10/12/1984                                      12.17
10/15/1984                                      12.24
10/16/1984                                      12.25
10/17/1984                                      12.21
10/18/1984                                      11.98
10/19/1984                                      11.82
10/22/1984                                      11.82
10/23/1984                                      11.62
10/24/1984                                      11.55
10/25/1984                                      11.65
10/26/1984                                      11.83
10/29/1984                                      11.79
10/30/1984                                      11.63
10/31/1984                                      11.59
 11/1/1984                                      11.45
 11/2/1984                                      11.46
 11/5/1984                                      11.40
 11/6/1984                                      11.40
 11/7/1984                                      11.45
 11/8/1984                                      11.55
 11/9/1984                                      11.47
11/12/1984                                      11.47
11/13/1984                                      11.55
11/14/1984                                      11.59
11/15/1984                                      11.52
11/16/1984                                      11.46
11/19/1984                                      11.41
11/20/1984                                      11.29
11/21/1984                                      11.14
11/22/1984                                      11.14
11/23/1984                                      10.99
11/26/1984                                      11.05
11/27/1984                                      11.05
11/28/1984                                      11.03
11/29/1984                                      11.07
11/30/1984                                      11.25
 12/3/1984                                      11.23
 12/4/1984                                      11.16
 12/5/1984                                      11.14
 12/6/1984                                      11.23
 12/7/1984                                      11.31
12/10/1984                                      11.26
12/11/1984                                      11.18
12/12/1984                                      11.14
12/13/1984                                      11.27
12/14/1984                                      11.08
12/17/1984                                      11.01
12/18/1984                                      10.83
12/19/1984                                      10.86
12/20/1984                                      10.89
12/21/1984                                      10.89
12/24/1984                                      10.85
12/25/1984                                      10.85
12/26/1984                                      10.97
12/27/1984                                      10.98
12/28/1984                                      11.03
12/31/1984                                      11.08
  1/1/1985                                      11.08
  1/2/1985                                      11.22
  1/3/1985                                      11.13
  1/4/1985                                      11.19
  1/7/1985                                      11.09
  1/8/1985                                      11.04
  1/9/1985                                      11.03
 1/10/1985                                      11.05
 1/11/1985                                      11.14
 1/14/1985                                      11.13
 1/15/1985                                      11.01
 1/16/1985                                      11.02
 1/17/1985                                      10.99
 1/18/1985                                      10.89
 1/21/1985                                      10.89
 1/22/1985                                      10.79
 1/23/1985                                      10.74
 1/24/1985                                      10.61
 1/25/1985                                      10.66
 1/28/1985                                      10.70
 1/29/1985                                      10.70
 1/30/1985                                      10.68
 1/31/1985                                      10.77
  2/1/1985                                      10.93
  2/4/1985                                      10.99
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  2/7/1985                                      11.04
  2/8/1985                                      11.00
 2/11/1985                                      11.05
 2/12/1985                                      11.05
 2/13/1985                                      11.02
 2/14/1985                                      10.93
 2/15/1985                                      10.98
 2/18/1985                                      10.98
 2/19/1985                                      10.95
 2/20/1985                                      11.09
 2/21/1985                                      11.29
 2/22/1985                                      11.35
 2/25/1985                                      11.40
 2/26/1985                                      11.35
 2/27/1985                                      11.51
 2/28/1985                                      11.55
  3/1/1985                                      11.52
  3/4/1985                                      11.57
  3/5/1985                                      11.49
  3/6/1985                                      11.53
  3/7/1985                                      11.61
  3/8/1985                                      11.37
 3/11/1985                                      11.38
 3/12/1985                                      11.45
 3/13/1985                                      11.59
 3/14/1985                                      11.63
 3/15/1985                                      11.63
 3/18/1985                                      11.70
 3/19/1985                                      11.67
 3/20/1985                                      11.62
 3/21/1985                                      11.48
 3/22/1985                                      11.55
 3/25/1985                                      11.53
 3/26/1985                                      11.45
 3/27/1985                                      11.49
 3/28/1985                                      11.38
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  4/1/1985                                      11.28
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  4/8/1985                                      11.36
  4/9/1985                                      11.28
 4/10/1985                                      11.20
 4/11/1985                                      11.05
 4/12/1985                                      11.05
 4/15/1985                                      11.02
 4/16/1985                                      10.80
 4/17/1985                                      10.86
 4/18/1985                                      10.69
 4/19/1985                                      10.69
 4/22/1985                                      10.67
 4/23/1985                                      10.79
 4/24/1985                                      10.77
 4/25/1985                                      10.87
 4/26/1985                                      10.87
 4/29/1985                                      10.96
 4/30/1985                                      10.91
  5/1/1985                                      10.81
  5/2/1985                                      10.83
  5/3/1985                                      10.74
  5/6/1985                                      10.71
  5/7/1985                                      10.68
  5/8/1985                                      10.74
  5/9/1985                                      10.68
 5/10/1985                                      10.57
 5/13/1985                                      10.56
 5/14/1985                                      10.39
 5/15/1985                                      10.39
 5/16/1985                                      10.28
 5/17/1985                                      10.32
 5/20/1985                                      10.04
 5/21/1985                                      10.07
 5/22/1985                                      10.05
 5/23/1985                                      10.11
 5/24/1985                                      10.05
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 5/28/1985                                       9.95
 5/29/1985                                       9.90
 5/30/1985                                       9.84
 5/31/1985                                       9.68
  6/3/1985                                       9.50
  6/4/1985                                       9.47
  6/5/1985                                       9.26
  6/6/1985                                       9.33
  6/7/1985                                       9.67
 6/10/1985                                       9.68
 6/11/1985                                       9.63
 6/12/1985                                       9.65
 6/13/1985                                       9.67
 6/14/1985                                       9.39
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 6/18/1985                                       9.33
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 6/21/1985                                       9.75
 6/24/1985                                       9.83
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  7/1/1985                                       9.58
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  7/8/1985                                       9.41
  7/9/1985                                       9.41
 7/10/1985                                       9.45
 7/11/1985                                       9.61
 7/12/1985                                       9.63
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 7/16/1985                                       9.59
 7/17/1985                                       9.54
 7/18/1985                                       9.71
 7/19/1985                                       9.72
 7/22/1985                                       9.87
 7/23/1985                                       9.91
 7/24/1985                                       9.92
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  8/1/1985                                       9.95
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  8/8/1985                                       9.91
  8/9/1985                                       9.86
 8/12/1985                                       9.86
 8/13/1985                                       9.92
 8/14/1985                                       9.84
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 8/16/1985                                       9.74
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 8/20/1985                                       9.70
 8/21/1985                                       9.63
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 8/23/1985                                       9.67
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 8/27/1985                                       9.65
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  9/3/1985                                       9.71
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  9/6/1985                                       9.97
  9/9/1985                                       9.97
 9/10/1985                                       9.96
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 9/18/1985                                       9.87
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 9/25/1985                                       9.59
 9/26/1985                                       9.61
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 9/30/1985                                       9.73
 10/1/1985                                       9.69
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 10/3/1985                                       9.69
 10/4/1985                                       9.73
 10/7/1985                                       9.83
 10/8/1985                                       9.81
 10/9/1985                                       9.82
10/10/1985                                       9.82
10/11/1985                                       9.82
10/14/1985                                       9.82
10/15/1985                                       9.79
10/16/1985                                       9.73
10/17/1985                                       9.67
10/18/1985                                       9.62
10/21/1985                                       9.63
10/22/1985                                       9.60
10/23/1985                                       9.62
10/24/1985                                       9.64
10/25/1985                                       9.67
10/28/1985                                       9.75
10/29/1985                                       9.61
10/30/1985                                       9.45
10/31/1985                                       9.47
 11/1/1985                                       9.45
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 11/5/1985                                       9.39
 11/6/1985                                       9.38
 11/7/1985                                       9.38
 11/8/1985                                       9.30
11/11/1985                                       9.30
11/12/1985                                       9.20
11/13/1985                                       9.28
11/14/1985                                       9.33
11/15/1985                                       9.39
11/18/1985                                       9.22
11/19/1985                                       9.20
11/20/1985                                       9.22
11/21/1985                                       9.17
11/22/1985                                       9.22
11/25/1985                                       9.23
11/26/1985                                       9.24
11/27/1985                                       9.12
11/28/1985                                       9.12
11/29/1985                                       9.07
 12/2/1985                                       9.14
 12/3/1985                                       9.15
 12/4/1985                                       9.10
 12/5/1985                                       9.10
 12/6/1985                                       9.12
 12/9/1985                                       8.98
12/10/1985                                       8.83
12/11/1985                                       8.64
12/12/1985                                       8.72
12/13/1985                                       8.63
12/16/1985                                       8.62
12/17/1985                                       8.48
12/18/1985                                       8.57
12/19/1985                                       8.58
12/20/1985                                       8.52
12/23/1985                                       8.56
12/24/1985                                       8.56
12/25/1985                                       8.56
12/26/1985                                       8.52
12/27/1985                                       8.50
12/30/1985                                       8.49
12/31/1985                                       8.49
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  1/8/1986                                       8.58
  1/9/1986                                       8.78
 1/10/1986                                       8.89
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 1/14/1986                                       8.93
 1/15/1986                                       8.82
 1/16/1986                                       8.79
 1/17/1986                                       8.74
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 1/21/1986                                       8.74
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  2/7/1986                                       8.62
 2/10/1986                                       8.54
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 2/12/1986                                       8.46
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 2/14/1986                                       8.29
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 2/18/1986                                       8.28
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 2/20/1986                                       8.39
 2/21/1986                                       8.24
 2/24/1986                                       8.20
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 2/27/1986                                       7.91
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  3/3/1986                                       7.76
  3/4/1986                                       7.55
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  3/6/1986                                       7.68
  3/7/1986                                       7.56
 3/10/1986                                       7.41
 3/11/1986                                       7.35
 3/12/1986                                       7.37
 3/13/1986                                       7.46
 3/14/1986                                       7.40
 3/17/1986                                       7.42
 3/18/1986                                       7.48
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 3/24/1986                                       7.40
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 3/26/1986                                       7.36
 3/27/1986                                       7.28
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  4/1/1986                                       7.18
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  4/7/1986                                       7.19
  4/8/1986                                       7.07
  4/9/1986                                       6.99
 4/10/1986                                       6.95
 4/11/1986                                       7.00
 4/14/1986                                       6.89
 4/15/1986                                       6.88
 4/16/1986                                       6.68
 4/17/1986                                       6.75
 4/18/1986                                       6.78
 4/21/1986                                       6.75
 4/22/1986                                       6.93
 4/23/1986                                       7.11
 4/24/1986                                       7.31
 4/25/1986                                       7.39
 4/28/1986                                       7.27
 4/29/1986                                       7.17
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  5/1/1986                                       7.20
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  5/5/1986                                       7.17
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  5/8/1986                                       7.17
  5/9/1986                                       7.25
 5/12/1986                                       7.41
 5/13/1986                                       7.46
 5/14/1986                                       7.48
 5/15/1986                                       7.67
 5/16/1986                                       7.89
 5/19/1986                                       7.87
 5/20/1986                                       7.80
 5/21/1986                                       7.76
 5/22/1986                                       7.76
 5/23/1986                                       7.73
 5/26/1986                                       7.73
 5/27/1986                                       7.65
 5/28/1986                                       7.55
 5/29/1986                                       7.78
 5/30/1986                                       7.82
  6/2/1986                                       8.05
  6/3/1986                                       7.99
  6/4/1986                                       8.17
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  6/6/1986                                       7.78
  6/9/1986                                       7.94
 6/10/1986                                       7.92
 6/11/1986                                       7.90
 6/12/1986                                       7.83
 6/13/1986                                       7.57
 6/16/1986                                       7.47
 6/17/1986                                       7.45
 6/18/1986                                       7.41
 6/19/1986                                       7.49
 6/20/1986                                       7.45
 6/23/1986                                       7.42
 6/24/1986                                       7.35
 6/25/1986                                       7.31
 6/26/1986                                       7.29
 6/27/1986                                       7.27
 6/30/1986                                       7.23
  7/1/1986                                       7.23
  7/2/1986                                       7.23
  7/3/1986                                       7.15
  7/4/1986                                       7.15
  7/7/1986                                       7.14
  7/8/1986                                       7.26
  7/9/1986                                       7.14
 7/10/1986                                       7.12
 7/11/1986                                       7.00
 7/14/1986                                       6.97
 7/15/1986                                       6.91
 7/16/1986                                       6.90
 7/17/1986                                       6.91
 7/18/1986                                       6.88
 7/21/1986                                       6.88
 7/22/1986                                       6.93
 7/23/1986                                       7.04
 7/24/1986                                       7.12
 7/25/1986                                       7.09
 7/28/1986                                       7.23
 7/29/1986                                       7.13
 7/30/1986                                       7.10
 7/31/1986                                       7.02
  8/1/1986                                       7.02
  8/4/1986                                       7.01
  8/5/1986                                       7.07
  8/6/1986                                       7.13
  8/7/1986                                       7.10
  8/8/1986                                       6.97
 8/11/1986                                       6.90
 8/12/1986                                       6.89
 8/13/1986                                       6.83
 8/14/1986                                       6.89
 8/15/1986                                       6.83
 8/18/1986                                       6.83
 8/19/1986                                       6.70
 8/20/1986                                       6.65
 8/21/1986                                       6.62
 8/22/1986                                       6.68
 8/25/1986                                       6.65
 8/26/1986                                       6.63
 8/27/1986                                       6.53
 8/28/1986                                       6.52
 8/29/1986                                       6.40
  9/1/1986                                       6.40
  9/2/1986                                       6.45
  9/3/1986                                       6.64
  9/4/1986                                       6.63
  9/5/1986                                       6.81
  9/8/1986                                       6.89
  9/9/1986                                       6.88
 9/10/1986                                       6.85
 9/11/1986                                       7.07
 9/12/1986                                       7.09
 9/15/1986                                       7.00
 9/16/1986                                       6.99
 9/17/1986                                       6.93
 9/18/1986                                       7.02
 9/19/1986                                       7.10
 9/22/1986                                       7.06
 9/23/1986                                       7.03
 9/24/1986                                       6.94
 9/25/1986                                       6.94
 9/26/1986                                       6.96
 9/29/1986                                       7.04
 9/30/1986                                       6.98
 10/1/1986                                       6.93
 10/2/1986                                       6.95
 10/3/1986                                       6.74
 10/6/1986                                       6.71
 10/7/1986                                       6.71
 10/8/1986                                       6.71
 10/9/1986                                       6.73
10/10/1986                                       6.73
10/13/1986                                       6.73
10/14/1986                                       6.82
10/15/1986                                       6.87
10/16/1986                                       6.87
10/17/1986                                       6.94
10/20/1986                                       7.05
10/21/1986                                       6.96
10/22/1986                                       6.91
10/23/1986                                       6.82
10/24/1986                                       6.86
10/27/1986                                       6.82
10/28/1986                                       6.85
10/29/1986                                       6.82
10/30/1986                                       6.75
10/31/1986                                       6.76
 11/3/1986                                       6.71
 11/4/1986                                       6.71
 11/5/1986                                       6.72
 11/6/1986                                       6.79
 11/7/1986                                       6.86
11/10/1986                                       6.89
11/11/1986                                       6.89
11/12/1986                                       6.87
11/13/1986                                       6.83
11/14/1986                                       6.81
11/17/1986                                       6.77
11/18/1986                                       6.79
11/19/1986                                       6.73
11/20/1986                                       6.74
11/21/1986                                       6.72
11/24/1986                                       6.69
11/25/1986                                       6.66
11/26/1986                                       6.65
11/27/1986                                       6.65
11/28/1986                                       6.65
 12/1/1986                                       6.69
 12/2/1986                                       6.61
 12/3/1986                                       6.58
 12/4/1986                                       6.53
 12/5/1986                                       6.65
 12/8/1986                                       6.61
 12/9/1986                                       6.60
12/10/1986                                       6.58
12/11/1986                                       6.64
12/12/1986                                       6.66
12/15/1986                                       6.69
12/16/1986                                       6.67
12/17/1986                                       6.68
12/18/1986                                       6.69
12/19/1986                                       6.69
12/22/1986                                       6.69
12/23/1986                                       6.68
12/24/1986                                       6.68
12/25/1986                                       6.68
12/26/1986                                       6.69
12/29/1986                                       6.78
12/30/1986                                       6.82
12/31/1986                                       6.81
  1/1/1987                                       6.81
  1/2/1987                                       6.75
  1/5/1987                                       6.67
  1/6/1987                                       6.67
  1/7/1987                                       6.65
  1/8/1987                                       6.60
  1/9/1987                                       6.58
 1/12/1987                                       6.61
 1/13/1987                                       6.64
 1/14/1987                                       6.67
 1/15/1987                                       6.64
 1/16/1987                                       6.60
 1/19/1987                                       6.60
 1/20/1987                                       6.57
 1/21/1987                                       6.57
 1/22/1987                                       6.57
 1/23/1987                                       6.59
 1/26/1987                                       6.67
 1/27/1987                                       6.66
 1/28/1987                                       6.63
 1/29/1987                                       6.65
 1/30/1987                                       6.71
  2/2/1987                                       6.75
  2/3/1987                                       6.77
  2/4/1987                                       6.76
  2/5/1987                                       6.70
  2/6/1987                                       6.73
  2/9/1987                                       6.79
 2/10/1987                                       6.89
 2/11/1987                                       6.96
 2/12/1987                                       6.92
 2/13/1987                                       6.83
 2/16/1987                                       6.83
 2/17/1987                                       6.87
 2/18/1987                                       6.84
 2/19/1987                                       6.76
 2/20/1987                                       6.78
 2/23/1987                                       6.78
 2/24/1987                                       6.75
 2/25/1987                                       6.72
 2/26/1987                                       6.74
 2/27/1987                                       6.71
  3/2/1987                                       6.69
  3/3/1987                                       6.72
  3/4/1987                                       6.66
  3/5/1987                                       6.69
  3/6/1987                                       6.77
  3/9/1987                                       6.78
 3/10/1987                                       6.78
 3/11/1987                                       6.78
 3/12/1987                                       6.78
 3/13/1987                                       6.75
 3/16/1987                                       6.77
 3/17/1987                                       6.75
 3/18/1987                                       6.76
 3/19/1987                                       6.75
 3/20/1987                                       6.77
 3/23/1987                                       6.80
 3/24/1987                                       6.82
 3/25/1987                                       6.84
 3/26/1987                                       6.81
 3/27/1987                                       6.89
 3/30/1987                                       7.07
 3/31/1987                                       7.02
  4/1/1987                                       7.12
  4/2/1987                                       7.12
  4/3/1987                                       7.10
  4/6/1987                                       7.06
  4/7/1987                                       7.14
  4/8/1987                                       7.14
  4/9/1987                                       7.30
 4/10/1987                                       7.55
 4/13/1987                                       7.68
 4/14/1987                                       7.83
 4/15/1987                                       7.67
 4/16/1987                                       7.55
 4/17/1987                                       7.55
 4/20/1987                                       7.72
 4/21/1987                                       7.71
 4/22/1987                                       7.77
 4/23/1987                                       7.92
 4/24/1987                                       8.05
 4/27/1987                                       7.97
 4/28/1987                                       7.91
 4/29/1987                                       7.93
 4/30/1987                                       7.82
  5/1/1987                                       7.98
  5/4/1987                                       8.12
  5/5/1987                                       8.08
  5/6/1987                                       8.15
  5/7/1987                                       8.08
  5/8/1987                                       8.04
 5/11/1987                                       8.19
 5/12/1987                                       8.19
 5/13/1987                                       8.18
 5/14/1987                                       8.20
 5/15/1987                                       8.45
 5/18/1987                                       8.42
 5/19/1987                                       8.55
 5/20/1987                                       8.61
 5/21/1987                                       8.55
 5/22/1987                                       8.49
 5/25/1987                                       8.49
 5/26/1987                                       8.23
 5/27/1987                                       8.28
 5/28/1987                                       8.25
 5/29/1987                                       8.15
  6/1/1987                                       8.08
  6/2/1987                                       8.31
  6/3/1987                                       8.25
  6/4/1987                                       8.20
  6/5/1987                                       8.11
  6/8/1987                                       8.14
  6/9/1987                                       8.18
 6/10/1987                                       8.15
 6/11/1987                                       8.13
 6/12/1987                                       7.90
 6/15/1987                                       7.89
 6/16/1987                                       7.89
 6/17/1987                                       7.83
 6/18/1987                                       7.87
 6/19/1987                                       7.89
 6/22/1987                                       7.83
 6/23/1987                                       7.85
 6/24/1987                                       7.94
 6/25/1987                                       7.91
 6/26/1987                                       8.02
 6/29/1987                                       7.97
 6/30/1987                                       8.02
  7/1/1987                                       7.96
  7/2/1987                                       7.90
  7/3/1987                                       7.90
  7/6/1987                                       7.90
  7/7/1987                                       7.90
  7/8/1987                                       7.90
  7/9/1987                                       7.95
 7/10/1987                                       7.88
 7/13/1987                                       7.93
 7/14/1987                                       7.89
 7/15/1987                                       7.97
 7/16/1987                                       7.95
 7/17/1987                                       7.92
 7/20/1987                                       7.96
 7/21/1987                                       8.03
 7/22/1987                                       8.05
 7/23/1987                                       8.08
 7/24/1987                                       8.12
 7/27/1987                                       8.15
 7/28/1987                                       8.17
 7/29/1987                                       8.16
 7/30/1987                                       8.20
 7/31/1987                                       8.21
  8/3/1987                                       8.34
  8/4/1987                                       8.34
  8/5/1987                                       8.26
  8/6/1987                                       8.28
  8/7/1987                                       8.27
 8/10/1987                                       8.29
 8/11/1987                                       8.26
 8/12/1987                                       8.27
 8/13/1987                                       8.21
 8/14/1987                                       8.18
 8/17/1987                                       8.17
 8/18/1987                                       8.31
 8/19/1987                                       8.34
 8/20/1987                                       8.35
 8/21/1987                                       8.35
 8/24/1987                                       8.34
 8/25/1987                                       8.32
 8/26/1987                                       8.36
 8/27/1987                                       8.48
 8/28/1987                                       8.54
 8/31/1987                                       8.52
  9/1/1987                                       8.57
  9/2/1987                                       8.77
  9/3/1987                                       8.77
  9/4/1987                                       8.82
  9/7/1987                                       8.82
  9/8/1987                                       9.02
  9/9/1987                                       9.00
 9/10/1987                                       8.95
 9/11/1987                                       8.88
 9/14/1987                                       8.87
 9/15/1987                                       8.95
 9/16/1987                                       9.00
 9/17/1987                                       8.98
 9/18/1987                                       8.91
 9/21/1987                                       8.94
 9/22/1987                                       8.91
 9/23/1987                                       8.92
 9/24/1987                                       9.03
 9/25/1987                                       9.06
 9/28/1987                                       9.07
 9/29/1987                                       9.17
 9/30/1987                                       9.21
 10/1/1987                                       9.22
 10/2/1987                                       9.20
 10/5/1987                                       9.28
 10/6/1987                                       9.32
 10/7/1987                                       9.31
 10/8/1987                                       9.49
 10/9/1987                                       9.56
10/12/1987                                       9.56
10/13/1987                                       9.51
10/14/1987                                       9.75
10/15/1987                                       9.82
10/16/1987                                       9.84
10/19/1987                                       9.70
10/20/1987                                       8.93
10/21/1987                                       8.80
10/22/1987                                       8.52
10/23/1987                                       8.55
10/26/1987                                       8.33
10/27/1987                                       8.42
10/28/1987                                       8.43
10/29/1987                                       8.33
10/30/1987                                       8.37
 11/2/1987                                       8.44
 11/3/1987                                       8.38
 11/4/1987                                       8.30
 11/5/1987                                       8.18
 11/6/1987                                       8.28
 11/9/1987                                       8.30
11/10/1987                                       8.27
11/11/1987                                       8.27
11/12/1987                                       8.27
11/13/1987                                       8.34
11/16/1987                                       8.34
11/17/1987                                       8.38
11/18/1987                                       8.38
11/19/1987                                       8.34
11/20/1987                                       8.32
11/23/1987                                       8.34
11/24/1987                                       8.35
11/25/1987                                       8.41
11/26/1987                                       8.41
11/27/1987                                       8.55
11/30/1987                                       8.43
 12/1/1987                                       8.44
 12/2/1987                                       8.43
 12/3/1987                                       8.35
 12/4/1987                                       8.35
 12/7/1987                                       8.48
 12/8/1987                                       8.49
 12/9/1987                                       8.47
12/10/1987                                       8.63
12/11/1987                                       8.65
12/14/1987                                       8.63
12/15/1987                                       8.54
12/16/1987                                       8.46
12/17/1987                                       8.47
12/18/1987                                       8.39
12/21/1987                                       8.38
12/22/1987                                       8.48
12/23/1987                                       8.40
12/24/1987                                       8.37
12/25/1987                                       8.37
12/28/1987                                       8.46
12/29/1987                                       8.41
12/30/1987                                       8.32
12/31/1987                                       8.33
  1/1/1988                                       8.33
  1/4/1988                                       8.35
  1/5/1988                                       8.29
  1/6/1988                                       8.37
  1/7/1988                                       8.35
  1/8/1988                                       8.48
 1/11/1988                                       8.41
 1/12/1988                                       8.39
 1/13/1988                                       8.36
 1/14/1988                                       8.36
 1/15/1988                                       8.13
 1/18/1988                                       8.13
 1/19/1988                                       8.16
 1/20/1988                                       8.11
 1/21/1988                                       8.04
 1/22/1988                                       8.01
 1/25/1988                                       7.99
 1/26/1988                                       8.08
 1/27/1988                                       7.91
 1/28/1988                                       7.83
 1/29/1988                                       7.76
  2/1/1988                                       7.78
  2/2/1988                                       7.70
  2/3/1988                                       7.76
  2/4/1988                                       7.76
  2/5/1988                                       7.64
  2/8/1988                                       7.70
  2/9/1988                                       7.65
 2/10/1988                                       7.59
 2/11/1988                                       7.64
 2/12/1988                                       7.77
 2/15/1988                                       7.77
 2/16/1988                                       7.79
 2/17/1988                                       7.80
 2/18/1988                                       7.78
 2/19/1988                                       7.77
 2/22/1988                                       7.75
 2/23/1988                                       7.69
 2/24/1988                                       7.69
 2/25/1988                                       7.68
 2/26/1988                                       7.67
 2/29/1988                                       7.64
  3/1/1988                                       7.61
  3/2/1988                                       7.59
  3/3/1988                                       7.59
  3/4/1988                                       7.74
  3/7/1988                                       7.77
  3/8/1988                                       7.79
  3/9/1988                                       7.76
 3/10/1988                                       7.81
 3/11/1988                                       7.76
 3/14/1988                                       7.76
 3/15/1988                                       7.76
 3/16/1988                                       7.81
 3/17/1988                                       7.76
 3/18/1988                                       7.81
 3/21/1988                                       7.91
 3/22/1988                                       7.91
 3/23/1988                                       7.95
 3/24/1988                                       8.01
 3/25/1988                                       7.95
 3/28/1988                                       8.03
 3/29/1988                                       8.03
 3/30/1988                                       8.03
 3/31/1988                                       8.04
  4/1/1988                                       8.04
  4/4/1988                                       8.19
  4/5/1988                                       8.18
  4/6/1988                                       8.13
  4/7/1988                                       8.12
  4/8/1988                                       8.05
 4/11/1988                                       8.10
 4/12/1988                                       8.09
 4/13/1988                                       8.05
 4/14/1988                                       8.15
 4/15/1988                                       8.20
 4/18/1988                                       8.25
 4/19/1988                                       8.24
 4/20/1988                                       8.27
 4/21/1988                                       8.26
 4/22/1988                                       8.23
 4/25/1988                                       8.23
 4/26/1988                                       8.24
 4/27/1988                                       8.25
 4/28/1988                                       8.32
 4/29/1988                                       8.33
  5/2/1988                                       8.39
  5/3/1988                                       8.35
  5/4/1988                                       8.35
  5/5/1988                                       8.39
  5/6/1988                                       8.48
  5/9/1988                                       8.50
 5/10/1988                                       8.55
 5/11/1988                                       8.55
 5/12/1988                                       8.55
 5/13/1988                                       8.51
 5/16/1988                                       8.52
 5/17/1988                                       8.64
 5/18/1988                                       8.68
 5/19/1988                                       8.67
 5/20/1988                                       8.70
 5/23/1988                                       8.74
 5/24/1988                                       8.73
 5/25/1988                                       8.73
 5/26/1988                                       8.72
 5/27/1988                                       8.75
 5/30/1988                                       8.75
 5/31/1988                                       8.73
  6/1/1988                                       8.57
  6/2/1988                                       8.60
  6/3/1988                                       8.52
  6/6/1988                                       8.51
  6/7/1988                                       8.54
  6/8/1988                                       8.46
  6/9/1988                                       8.50
 6/10/1988                                       8.47
 6/13/1988                                       8.45
 6/14/1988                                       8.25
 6/15/1988                                       8.29
 6/16/1988                                       8.46
 6/17/1988                                       8.58
 6/20/1988                                       8.59
 6/21/1988                                       8.61
 6/22/1988                                       8.49
 6/23/1988                                       8.47
 6/24/1988                                       8.45
 6/27/1988                                       8.54
 6/28/1988                                       8.48
 6/29/1988                                       8.47
 6/30/1988                                       8.41
  7/1/1988                                       8.38
  7/4/1988                                       8.38
  7/5/1988                                       8.42
  7/6/1988                                       8.47
  7/7/1988                                       8.52
  7/8/1988                                       8.64
 7/11/1988                                       8.62
 7/12/1988                                       8.68
 7/13/1988                                       8.69
 7/14/1988                                       8.70
 7/15/1988                                       8.67
 7/18/1988                                       8.73
 7/19/1988                                       8.70
 7/20/1988                                       8.70
 7/21/1988                                       8.75
 7/22/1988                                       8.71
 7/25/1988                                       8.69
 7/26/1988                                       8.72
 7/27/1988                                       8.77
 7/28/1988                                       8.79
 7/29/1988                                       8.75
  8/1/1988                                       8.70
  8/2/1988                                       8.63
  8/3/1988                                       8.64
  8/4/1988                                       8.61
  8/5/1988                                       8.78
  8/8/1988                                       8.79
  8/9/1988                                       8.88
 8/10/1988                                       9.00
 8/11/1988                                       9.02
 8/12/1988                                       9.03
 8/15/1988                                       9.04
 8/16/1988                                       9.03
 8/17/1988                                       9.06
 8/18/1988                                       9.05
 8/19/1988                                       9.05
 8/22/1988                                       9.09
 8/23/1988                                       9.04
 8/24/1988                                       9.02
 8/25/1988                                       9.08
 8/26/1988                                       9.07
 8/29/1988                                       9.00
 8/30/1988                                       8.98
 8/31/1988                                       8.95
  9/1/1988                                       8.95
  9/2/1988                                       8.70
  9/5/1988                                       8.70
  9/6/1988                                       8.70
  9/7/1988                                       8.69
  9/8/1988                                       8.69
  9/9/1988                                       8.62
 9/12/1988                                       8.66
 9/13/1988                                       8.65
 9/14/1988                                       8.59
 9/15/1988                                       8.63
 9/16/1988                                       8.65
 9/19/1988                                       8.69
 9/20/1988                                       8.68
 9/21/1988                                       8.64
 9/22/1988                                       8.67
 9/23/1988                                       8.69
 9/26/1988                                       8.73
 9/27/1988                                       8.77
 9/28/1988                                       8.81
 9/29/1988                                       8.73
 9/30/1988                                       8.61
 10/3/1988                                       8.59
 10/4/1988                                       8.60
 10/5/1988                                       8.60
 10/6/1988                                       8.61
 10/7/1988                                       8.43
10/10/1988                                       8.43
10/11/1988                                       8.48
10/12/1988                                       8.56
10/13/1988                                       8.55
10/14/1988                                       8.52
10/17/1988                                       8.50
10/18/1988                                       8.49
10/19/1988                                       8.53
10/20/1988                                       8.52
10/21/1988                                       8.54
10/24/1988                                       8.54
10/25/1988                                       8.53
10/26/1988                                       8.48
10/27/1988                                       8.41
10/28/1988                                       8.40
10/31/1988                                       8.37
 11/1/1988                                       8.38
 11/2/1988                                       8.44
 11/3/1988                                       8.42
 11/4/1988                                       8.58
 11/7/1988                                       8.66
 11/8/1988                                       8.66
 11/9/1988                                       8.71
11/10/1988                                       8.72
11/11/1988                                       8.72
11/14/1988                                       8.76
11/15/1988                                       8.78
11/16/1988                                       8.87
11/17/1988                                       8.90
11/18/1988                                       8.91
11/21/1988                                       8.92
11/22/1988                                       8.99
11/23/1988                                       8.97
11/24/1988                                       8.97
11/25/1988                                       9.07
11/28/1988                                       9.06
11/29/1988                                       9.02
11/30/1988                                       8.91
 12/1/1988                                       8.88
 12/2/1988                                       9.11
 12/5/1988                                       9.07
 12/6/1988                                       8.88
 12/7/1988                                       8.93
 12/8/1988                                       9.01
 12/9/1988                                       9.05
12/12/1988                                       9.07
12/13/1988                                       9.15
12/14/1988                                       9.19
12/15/1988                                       9.21
12/16/1988                                       9.18
12/19/1988                                       9.16
12/20/1988                                       9.09
12/21/1988                                       9.08
12/22/1988                                       9.09
12/23/1988                                       9.08
12/26/1988                                       9.08
12/27/1988                                       9.17
12/28/1988                                       9.22
12/29/1988                                       9.19
12/30/1988                                       9.14
  1/2/1989                                       9.14
  1/3/1989                                       9.25
  1/4/1989                                       9.24
  1/5/1989                                       9.32
  1/6/1989                                       9.30
  1/9/1989                                       9.30
 1/10/1989                                       9.29
 1/11/1989                                       9.28
 1/12/1989                                       9.20
 1/13/1989                                       9.10
 1/16/1989                                       9.10
 1/17/1989                                       9.11
 1/18/1989                                       9.07
 1/19/1989                                       9.06
 1/20/1989                                       9.11
 1/23/1989                                       9.06
 1/24/1989                                       8.98
 1/25/1989                                       9.05
 1/26/1989                                       9.07
 1/27/1989                                       9.03
 1/30/1989                                       9.07
 1/31/1989                                       9.08
  2/1/1989                                       9.05
  2/2/1989                                       9.05
  2/3/1989                                       9.10
  2/6/1989                                       9.11
  2/7/1989                                       9.06
  2/8/1989                                       9.06
  2/9/1989                                       9.21
 2/10/1989                                       9.28
 2/13/1989                                       9.29
 2/14/1989                                       9.34
 2/15/1989                                       9.33
 2/16/1989                                       9.32
 2/17/1989                                       9.32
 2/20/1989                                       9.32
 2/21/1989                                       9.34
 2/22/1989                                       9.43
 2/23/1989                                       9.47
 2/24/1989                                       9.49
 2/27/1989                                       9.47
 2/28/1989                                       9.42
  3/1/1989                                       9.43
  3/2/1989                                       9.38
  3/3/1989                                       9.38
  3/6/1989                                       9.34
  3/7/1989                                       9.35
  3/8/1989                                       9.34
  3/9/1989                                       9.35
 3/10/1989                                       9.48
 3/13/1989                                       9.48
 3/14/1989                                       9.45
 3/15/1989                                       9.45
 3/16/1989                                       9.43
 3/17/1989                                       9.64
 3/20/1989                                       9.71
 3/21/1989                                       9.75
 3/22/1989                                       9.65
 3/23/1989                                       9.65
 3/24/1989                                       9.65
 3/27/1989                                       9.67
 3/28/1989                                       9.66
 3/29/1989                                       9.60
 3/30/1989                                       9.59
 3/31/1989                                       9.53
  4/3/1989                                       9.39
  4/4/1989                                       9.31
  4/5/1989                                       9.31
  4/6/1989                                       9.35
  4/7/1989                                       9.42
 4/10/1989                                       9.43
 4/11/1989                                       9.42
 4/12/1989                                       9.44
 4/13/1989                                       9.50
 4/14/1989                                       9.29
 4/17/1989                                       9.33
 4/18/1989                                       9.14
 4/19/1989                                       9.17
 4/20/1989                                       9.32
 4/21/1989                                       9.27
 4/24/1989                                       9.26
 4/25/1989                                       9.21
 4/26/1989                                       9.18
 4/27/1989                                       9.10
 4/28/1989                                       9.06
  5/1/1989                                       9.19
  5/2/1989                                       9.11
  5/3/1989                                       9.10
  5/4/1989                                       9.09
  5/5/1989                                       8.96
  5/8/1989                                       9.02
  5/9/1989                                       9.17
 5/10/1989                                       9.21
 5/11/1989                                       9.10
 5/12/1989                                       8.80
 5/15/1989                                       8.85
 5/16/1989                                       8.87
 5/17/1989                                       8.87
 5/18/1989                                       8.88
 5/19/1989                                       8.82
 5/22/1989                                       8.71
 5/23/1989                                       8.72
 5/24/1989                                       8.74
 5/25/1989                                       8.75
 5/26/1989                                       8.72
 5/29/1989                                       8.72
 5/30/1989                                       8.68
 5/31/1989                                       8.65
  6/1/1989                                       8.65
  6/2/1989                                       8.42
  6/5/1989                                       8.33
  6/6/1989                                       8.35
  6/7/1989                                       8.28
  6/8/1989                                       8.26
  6/9/1989                                       8.16
 6/12/1989                                       8.18
 6/13/1989                                       8.30
 6/14/1989                                       8.24
 6/15/1989                                       8.36
 6/16/1989                                       8.40
 6/19/1989                                       8.41
 6/20/1989                                       8.35
 6/21/1989                                       8.40
 6/22/1989                                       8.41
 6/23/1989                                       8.27
 6/26/1989                                       8.22
 6/27/1989                                       8.14
 6/28/1989                                       8.18
 6/29/1989                                       8.09
 6/30/1989                                       8.03
  7/3/1989                                       7.99
  7/4/1989                                       7.99
  7/5/1989                                       7.97
  7/6/1989                                       7.91
  7/7/1989                                       7.86
 7/10/1989                                       7.84
 7/11/1989                                       7.80
 7/12/1989                                       7.79
 7/13/1989                                       7.80
 7/14/1989                                       7.84
 7/17/1989                                       7.85
 7/18/1989                                       7.97
 7/19/1989                                       7.90
 7/20/1989                                       7.80
 7/21/1989                                       7.89
 7/24/1989                                       7.87
 7/25/1989                                       7.79
 7/26/1989                                       7.81
 7/27/1989                                       7.69
 7/28/1989                                       7.60
 7/31/1989                                       7.56
  8/1/1989                                       7.49
  8/2/1989                                       7.57
  8/3/1989                                       7.64
  8/4/1989                                       7.94
  8/7/1989                                       7.98
  8/8/1989                                       7.95
  8/9/1989                                       7.96
 8/10/1989                                       7.96
 8/11/1989                                       8.10
 8/14/1989                                       8.27
 8/15/1989                                       8.24
 8/16/1989                                       8.11
 8/17/1989                                       8.20
 8/18/1989                                       8.20
 8/21/1989                                       8.27
 8/22/1989                                       8.35
 8/23/1989                                       8.23
 8/24/1989                                       8.23
 8/25/1989                                       8.23
 8/28/1989                                       8.29
 8/29/1989                                       8.30
 8/30/1989                                       8.28
 8/31/1989                                       8.27
  9/1/1989                                       8.18
  9/4/1989                                       8.18
  9/5/1989                                       8.21
  9/6/1989                                       8.19
  9/7/1989                                       8.19
  9/8/1989                                       8.14
 9/11/1989                                       8.10
 9/12/1989                                       8.07
 9/13/1989                                       8.11
 9/14/1989                                       8.05
 9/15/1989                                       8.01
 9/18/1989                                       8.04
 9/19/1989                                       8.05
 9/20/1989                                       8.14
 9/21/1989                                       8.19
 9/22/1989                                       8.20
 9/25/1989                                       8.32
 9/26/1989                                       8.29
 9/27/1989                                       8.31
 9/28/1989                                       8.34
 9/29/1989                                       8.36
 10/2/1989                                       8.33
 10/3/1989                                       8.27
 10/4/1989                                       8.25
 10/5/1989                                       8.18
 10/6/1989                                       8.01
 10/9/1989                                       8.01
10/10/1989                                       8.00
10/11/1989                                       8.03
10/12/1989                                       7.98
10/13/1989                                       7.79
10/16/1989                                       7.91
10/17/1989                                       7.92
10/18/1989                                       7.92
10/19/1989                                       7.91
10/20/1989                                       7.93
10/23/1989                                       7.87
10/24/1989                                       7.80
10/25/1989                                       7.79
10/26/1989                                       7.81
10/27/1989                                       7.87
10/30/1989                                       7.86
10/31/1989                                       7.86
 11/1/1989                                       7.86
 11/2/1989                                       7.81
 11/3/1989                                       7.93
 11/6/1989                                       7.99
 11/7/1989                                       7.85
 11/8/1989                                       7.81
 11/9/1989                                       7.84
11/10/1989                                       7.85
11/13/1989                                       7.85
11/14/1989                                       7.80
11/15/1989                                       7.74
11/16/1989                                       7.74
11/17/1989                                       7.82
11/20/1989                                       7.80
11/21/1989                                       7.79
11/22/1989                                       7.72
11/23/1989                                       7.72
11/24/1989                                       7.70
11/27/1989                                       7.80
11/28/1989                                       7.81
11/29/1989                                       7.78
11/30/1989                                       7.74
 12/1/1989                                       7.70
 12/4/1989                                       7.70
 12/5/1989                                       7.70
 12/6/1989                                       7.76
 12/7/1989                                       7.80
 12/8/1989                                       7.73
12/11/1989                                       7.74
12/12/1989                                       7.74
12/13/1989                                       7.73
12/14/1989                                       7.68
12/15/1989                                       7.70
12/18/1989                                       7.67
12/19/1989                                       7.69
12/20/1989                                       7.67
12/21/1989                                       7.67
12/22/1989                                       7.75
12/25/1989                                       7.75
12/26/1989                                       7.90
12/27/1989                                       7.89
12/28/1989                                       7.85
12/29/1989                                       7.86
  1/1/1990                                       7.86
  1/2/1990                                       7.87
  1/3/1990                                       7.92
  1/4/1990                                       7.91
  1/5/1990                                       7.92
  1/8/1990                                       7.92
  1/9/1990                                       7.92
 1/10/1990                                       7.92
 1/11/1990                                       7.94
 1/12/1990                                       7.99
 1/15/1990                                       7.99
 1/16/1990                                       8.11
 1/17/1990                                       8.11
 1/18/1990                                       8.27
 1/19/1990                                       8.20
 1/22/1990                                       8.19
 1/23/1990                                       8.18
 1/24/1990                                       8.28
 1/25/1990                                       8.31
 1/26/1990                                       8.38
 1/29/1990                                       8.39
 1/30/1990                                       8.43
 1/31/1990                                       8.35
  2/1/1990                                       8.35
  2/2/1990                                       8.42
  2/5/1990                                       8.44
  2/6/1990                                       8.49
  2/7/1990                                       8.51
  2/8/1990                                       8.45
  2/9/1990                                       8.29
 2/12/1990                                       8.37
 2/13/1990                                       8.29
 2/14/1990                                       8.34
 2/15/1990                                       8.40
 2/16/1990                                       8.41
 2/19/1990                                       8.41
 2/20/1990                                       8.58
 2/21/1990                                       8.60
 2/22/1990                                       8.48
 2/23/1990                                       8.47
 2/26/1990                                       8.40
 2/27/1990                                       8.34
 2/28/1990                                       8.44
  3/1/1990                                       8.53
  3/2/1990                                       8.50
  3/5/1990                                       8.58
  3/6/1990                                       8.57
  3/7/1990                                       8.56
  3/8/1990                                       8.57
  3/9/1990                                       8.68
 3/12/1990                                       8.67
 3/13/1990                                       8.75
 3/14/1990                                       8.67
 3/15/1990                                       8.69
 3/16/1990                                       8.61
 3/19/1990                                       8.65
 3/20/1990                                       8.61
 3/21/1990                                       8.62
 3/22/1990                                       8.56
 3/23/1990                                       8.54
 3/26/1990                                       8.52
 3/27/1990                                       8.55
 3/28/1990                                       8.53
 3/29/1990                                       8.60
 3/30/1990                                       8.65
  4/2/1990                                       8.65
  4/3/1990                                       8.64
  4/4/1990                                       8.56
  4/5/1990                                       8.57
  4/6/1990                                       8.55
  4/9/1990                                       8.58
 4/10/1990                                       8.58
 4/11/1990                                       8.60
 4/12/1990                                       8.62
 4/13/1990                                       8.62
 4/16/1990                                       8.65
 4/17/1990                                       8.73
 4/18/1990                                       8.84
 4/19/1990                                       8.84
 4/20/1990                                       8.88
 4/23/1990                                       8.92
 4/24/1990                                       8.96
 4/25/1990                                       9.00
 4/26/1990                                       9.09
 4/27/1990                                       9.06
 4/30/1990                                       9.04
  5/1/1990                                       9.08
  5/2/1990                                       9.10
  5/3/1990                                       9.04
  5/4/1990                                       8.80
  5/7/1990                                       8.83
  5/8/1990                                       8.79
  5/9/1990                                       8.87
 5/10/1990                                       8.80
 5/11/1990                                       8.64
 5/14/1990                                       8.60
 5/15/1990                                       8.64
 5/16/1990                                       8.66
 5/17/1990                                       8.69
 5/18/1990                                       8.74
 5/21/1990                                       8.74
 5/22/1990                                       8.66
 5/23/1990                                       8.61
 5/24/1990                                       8.58
 5/25/1990                                       8.61
 5/28/1990                                       8.61
 5/29/1990                                       8.59
 5/30/1990                                       8.56
 5/31/1990                                       8.56
  6/1/1990                                       8.38
  6/4/1990                                       8.39
  6/5/1990                                       8.42
  6/6/1990                                       8.43
  6/7/1990                                       8.41
  6/8/1990                                       8.42
 6/11/1990                                       8.43
 6/12/1990                                       8.44
 6/13/1990                                       8.35
 6/14/1990                                       8.32
 6/15/1990                                       8.41
 6/18/1990                                       8.45
 6/19/1990                                       8.47
 6/20/1990                                       8.51
 6/21/1990                                       8.48
 6/22/1990                                       8.46
 6/25/1990                                       8.53
 6/26/1990                                       8.51
 6/27/1990                                       8.47
 6/28/1990                                       8.41
 6/29/1990                                       8.35
  7/2/1990                                       8.35
  7/3/1990                                       8.32
  7/4/1990                                       8.32
  7/5/1990                                       8.34
  7/6/1990                                       8.44
  7/9/1990                                       8.49
 7/10/1990                                       8.50
 7/11/1990                                       8.49
 7/12/1990                                       8.37
 7/13/1990                                       8.32
 7/16/1990                                       8.31
 7/17/1990                                       8.30
 7/18/1990                                       8.34
 7/19/1990                                       8.33
 7/20/1990                                       8.28
 7/23/1990                                       8.28
 7/24/1990                                       8.35
 7/25/1990                                       8.31
 7/26/1990                                       8.31
 7/27/1990                                       8.25
 7/30/1990                                       8.14
 7/31/1990                                       8.13
  8/1/1990                                       8.06
  8/2/1990                                       8.15
  8/3/1990                                       8.11
  8/6/1990                                       8.29
  8/7/1990                                       8.41
  8/8/1990                                       8.43
  8/9/1990                                       8.33
 8/10/1990                                       8.35
 8/13/1990                                       8.36
 8/14/1990                                       8.34
 8/15/1990                                       8.33
 8/16/1990                                       8.45
 8/17/1990                                       8.49
 8/20/1990                                       8.50
 8/21/1990                                       8.56
 8/22/1990                                       8.62
 8/23/1990                                       8.69
 8/24/1990                                       8.75
 8/27/1990                                       8.61
 8/28/1990                                       8.67
 8/29/1990                                       8.52
 8/30/1990                                       8.52
 8/31/1990                                       8.50
  9/3/1990                                       8.50
  9/4/1990                                       8.53
  9/5/1990                                       8.47
  9/6/1990                                       8.47
  9/7/1990                                       8.45
 9/10/1990                                       8.50
 9/11/1990                                       8.48
 9/12/1990                                       8.45
 9/13/1990                                       8.44
 9/14/1990                                       8.48
 9/17/1990                                       8.49
 9/18/1990                                       8.48
 9/19/1990                                       8.51
 9/20/1990                                       8.53
 9/21/1990                                       8.58
 9/24/1990                                       8.64
 9/25/1990                                       8.64
 9/26/1990                                       8.63
 9/27/1990                                       8.52
 9/28/1990                                       8.47
 10/1/1990                                       8.38
 10/2/1990                                       8.35
 10/3/1990                                       8.33
 10/4/1990                                       8.30
 10/5/1990                                       8.27
 10/8/1990                                       8.27
 10/9/1990                                       8.43
10/10/1990                                       8.49
10/11/1990                                       8.51
10/12/1990                                       8.44
10/15/1990                                       8.39
10/16/1990                                       8.39
10/17/1990                                       8.37
10/18/1990                                       8.32
10/19/1990                                       8.25
10/22/1990                                       8.25
10/23/1990                                       8.25
10/24/1990                                       8.26
10/25/1990                                       8.21
10/26/1990                                       8.23
10/29/1990                                       8.27
10/30/1990                                       8.28
10/31/1990                                       8.24
 11/1/1990                                       8.15
 11/2/1990                                       8.16
 11/5/1990                                       8.10
 11/6/1990                                       8.11
 11/7/1990                                       8.16
 11/8/1990                                       8.18
 11/9/1990                                       8.10
11/12/1990                                       8.10
11/13/1990                                       8.01
11/14/1990                                       8.01
11/15/1990                                       8.01
11/16/1990                                       7.96
11/19/1990                                       8.01
11/20/1990                                       7.98
11/21/1990                                       7.92
11/22/1990                                       7.92
11/23/1990                                       7.92
11/26/1990                                       7.92
11/27/1990                                       7.94
11/28/1990                                       7.94
11/29/1990                                       7.96
11/30/1990                                       7.91
 12/3/1990                                       7.88
 12/4/1990                                       7.83
 12/5/1990                                       7.82
 12/6/1990                                       7.82
 12/7/1990                                       7.67
12/10/1990                                       7.63
12/11/1990                                       7.60
12/12/1990                                       7.59
12/13/1990                                       7.68
12/14/1990                                       7.74
12/17/1990                                       7.71
12/18/1990                                       7.67
12/19/1990                                       7.64
12/20/1990                                       7.67
12/21/1990                                       7.75
12/24/1990                                       7.84
12/25/1990                                       7.84
12/26/1990                                       7.78
12/27/1990                                       7.75
12/28/1990                                       7.78
12/31/1990                                       7.68
  1/1/1991                                       7.68
  1/2/1991                                       7.59
  1/3/1991                                       7.56
  1/4/1991                                       7.65
  1/7/1991                                       7.75
  1/8/1991                                       7.74
  1/9/1991                                       7.81
 1/10/1991                                       7.76
 1/11/1991                                       7.79
 1/14/1991                                       7.82
 1/15/1991                                       7.79
 1/16/1991                                       7.83
 1/17/1991                                       7.71
 1/18/1991                                       7.68
 1/21/1991                                       7.68
 1/22/1991                                       7.70
 1/23/1991                                       7.67
 1/24/1991                                       7.61
 1/25/1991                                       7.67
 1/28/1991                                       7.67
 1/29/1991                                       7.64
 1/30/1991                                       7.64
 1/31/1991                                       7.62
  2/1/1991                                       7.45
  2/4/1991                                       7.43
  2/5/1991                                       7.40
  2/6/1991                                       7.40
  2/7/1991                                       7.42
  2/8/1991                                       7.40
 2/11/1991                                       7.39
 2/12/1991                                       7.39
 2/13/1991                                       7.39
 2/14/1991                                       7.38
 2/15/1991                                       7.41
 2/18/1991                                       7.41
 2/19/1991                                       7.46
 2/20/1991                                       7.49
 2/21/1991                                       7.51
 2/22/1991                                       7.57
 2/25/1991                                       7.57
 2/26/1991                                       7.62
 2/27/1991                                       7.64
 2/28/1991                                       7.66
  3/1/1991                                       7.78
  3/4/1991                                       7.77
  3/5/1991                                       7.73
  3/6/1991                                       7.77
  3/7/1991                                       7.73
  3/8/1991                                       7.77
 3/11/1991                                       7.71
 3/12/1991                                       7.74
 3/13/1991                                       7.67
 3/14/1991                                       7.64
 3/15/1991                                       7.73
 3/18/1991                                       7.79
 3/19/1991                                       7.93
 3/20/1991                                       7.88
 3/21/1991                                       7.82
 3/22/1991                                       7.82
 3/25/1991                                       7.83
 3/26/1991                                       7.84
 3/27/1991                                       7.76
 3/28/1991                                       7.73
 3/29/1991                                       7.73
  4/1/1991                                       7.74
  4/2/1991                                       7.68
  4/3/1991                                       7.71
  4/4/1991                                       7.67
  4/5/1991                                       7.65
  4/8/1991                                       7.63
  4/9/1991                                       7.68
 4/10/1991                                       7.75
 4/11/1991                                       7.74
 4/12/1991                                       7.64
 4/15/1991                                       7.64
 4/16/1991                                       7.66
 4/17/1991                                       7.64
 4/18/1991                                       7.74
 4/19/1991                                       7.80
 4/22/1991                                       7.83
 4/23/1991                                       7.78
 4/24/1991                                       7.73
 4/25/1991                                       7.70
 4/26/1991                                       7.68
 4/29/1991                                       7.70
 4/30/1991                                       7.63
  5/1/1991                                       7.63
  5/2/1991                                       7.59
  5/3/1991                                       7.67
  5/6/1991                                       7.67
  5/7/1991                                       7.67
  5/8/1991                                       7.68
  5/9/1991                                       7.68
 5/10/1991                                       7.76
 5/13/1991                                       7.72
 5/14/1991                                       7.78
 5/15/1991                                       7.77
 5/16/1991                                       7.77
 5/17/1991                                       7.77
 5/20/1991                                       7.78
 5/21/1991                                       7.74
 5/22/1991                                       7.72
 5/23/1991                                       7.71
 5/24/1991                                       7.68
 5/27/1991                                       7.68
 5/28/1991                                       7.66
 5/29/1991                                       7.66
 5/30/1991                                       7.63
 5/31/1991                                       7.69
  6/3/1991                                       7.80
  6/4/1991                                       7.80
  6/5/1991                                       7.84
  6/6/1991                                       7.89
  6/7/1991                                       7.96
 6/10/1991                                       7.95
 6/11/1991                                       7.96
 6/12/1991                                       8.02
 6/13/1991                                       8.00
 6/14/1991                                       7.94
 6/17/1991                                       7.96
 6/18/1991                                       7.97
 6/19/1991                                       7.97
 6/20/1991                                       7.91
 6/21/1991                                       7.95
 6/24/1991                                       7.98
 6/25/1991                                       7.99
 6/26/1991                                       7.98
 6/27/1991                                       7.97
 6/28/1991                                       7.90
  7/1/1991                                       7.93
  7/2/1991                                       7.95
  7/3/1991                                       7.92
  7/4/1991                                       7.92
  7/5/1991                                       8.01
  7/8/1991                                       8.00
  7/9/1991                                       8.02
 7/10/1991                                       8.00
 7/11/1991                                       7.95
 7/12/1991                                       7.90
 7/15/1991                                       7.90
 7/16/1991                                       7.91
 7/17/1991                                       7.94
 7/18/1991                                       7.95
 7/19/1991                                       7.91
 7/22/1991                                       7.92
 7/23/1991                                       7.96
 7/24/1991                                       7.86
 7/25/1991                                       7.81
 7/26/1991                                       7.82
 7/29/1991                                       7.81
 7/30/1991                                       7.81
 7/31/1991                                       7.77
  8/1/1991                                       7.78
  8/2/1991                                       7.62
  8/5/1991                                       7.62
  8/6/1991                                       7.54
  8/7/1991                                       7.51
  8/8/1991                                       7.53
  8/9/1991                                       7.51
 8/12/1991                                       7.49
 8/13/1991                                       7.46
 8/14/1991                                       7.37
 8/15/1991                                       7.37
 8/16/1991                                       7.33
 8/19/1991                                       7.31
 8/20/1991                                       7.24
 8/21/1991                                       7.27
 8/22/1991                                       7.25
 8/23/1991                                       7.39
 8/26/1991                                       7.44
 8/27/1991                                       7.42
 8/28/1991                                       7.32
 8/29/1991                                       7.24
 8/30/1991                                       7.34
  9/2/1991                                       7.34
  9/3/1991                                       7.32
  9/4/1991                                       7.31
  9/5/1991                                       7.32
  9/6/1991                                       7.24
  9/9/1991                                       7.20
 9/10/1991                                       7.20
 9/11/1991                                       7.21
 9/12/1991                                       7.15
 9/13/1991                                       7.13
 9/16/1991                                       7.11
 9/17/1991                                       7.10
 9/18/1991                                       7.10
 9/19/1991                                       7.10
 9/20/1991                                       7.09
 9/23/1991                                       7.09
 9/24/1991                                       7.09
 9/25/1991                                       7.06
 9/26/1991                                       7.03
 9/27/1991                                       6.95
 9/30/1991                                       6.92
 10/1/1991                                       6.90
 10/2/1991                                       6.90
 10/3/1991                                       6.88
 10/4/1991                                       6.81
 10/7/1991                                       6.81
 10/8/1991                                       6.82
 10/9/1991                                       6.87
10/10/1991                                       6.93
10/11/1991                                       6.84
10/14/1991                                       6.84
10/15/1991                                       6.81
10/16/1991                                       6.79
10/17/1991                                       6.90
10/18/1991                                       6.88
10/21/1991                                       6.95
10/22/1991                                       6.99
10/23/1991                                       7.00
10/24/1991                                       6.91
10/25/1991                                       6.96
10/28/1991                                       6.91
10/29/1991                                       6.80
10/30/1991                                       6.77
10/31/1991                                       6.74
 11/1/1991                                       6.71
 11/4/1991                                       6.74
 11/5/1991                                       6.79
 11/6/1991                                       6.72
 11/7/1991                                       6.65
 11/8/1991                                       6.66
11/11/1991                                       6.66
11/12/1991                                       6.65
11/13/1991                                       6.69
11/14/1991                                       6.62
11/15/1991                                       6.58
11/18/1991                                       6.57
11/19/1991                                       6.55
11/20/1991                                       6.56
11/21/1991                                       6.54
11/22/1991                                       6.56
11/25/1991                                       6.61
11/26/1991                                       6.53
11/27/1991                                       6.53
11/28/1991                                       6.53
11/29/1991                                       6.48
 12/2/1991                                       6.43
 12/3/1991                                       6.39
 12/4/1991                                       6.27
 12/5/1991                                       6.30
 12/6/1991                                       6.31
 12/9/1991                                       6.23
12/10/1991                                       6.25
12/11/1991                                       6.26
12/12/1991                                       6.23
12/13/1991                                       6.30
12/16/1991                                       6.28
12/17/1991                                       6.24
12/18/1991                                       6.30
12/19/1991                                       6.19
12/20/1991                                       6.02
12/23/1991                                       6.00
12/24/1991                                       6.01
12/25/1991                                       6.01
12/26/1991                                       6.00
12/27/1991                                       6.00
12/30/1991                                       5.97
12/31/1991                                       5.93
  1/1/1992                                       5.93
  1/2/1992                                       5.98
  1/3/1992                                       6.05
  1/6/1992                                       6.02
  1/7/1992                                       5.94
  1/8/1992                                       5.96
  1/9/1992                                       6.02
 1/10/1992                                       6.10
 1/13/1992                                       6.21
 1/14/1992                                       6.34
 1/15/1992                                       6.37
 1/16/1992                                       6.41
 1/17/1992                                       6.36
 1/20/1992                                       6.36
 1/21/1992                                       6.27
 1/22/1992                                       6.28
 1/23/1992                                       6.32
 1/24/1992                                       6.40
 1/27/1992                                       6.41
 1/28/1992                                       6.32
 1/29/1992                                       6.42
 1/30/1992                                       6.48
 1/31/1992                                       6.44
  2/3/1992                                       6.52
  2/4/1992                                       6.46
  2/5/1992                                       6.40
  2/6/1992                                       6.40
  2/7/1992                                       6.40
 2/10/1992                                       6.38
 2/11/1992                                       6.40
 2/12/1992                                       6.46
 2/13/1992                                       6.61
 2/14/1992                                       6.65
 2/17/1992                                       6.65
 2/18/1992                                       6.69
 2/19/1992                                       6.67
 2/20/1992                                       6.67
 2/21/1992                                       6.77
 2/24/1992                                       6.81
 2/25/1992                                       6.78
 2/26/1992                                       6.66
 2/27/1992                                       6.67
 2/28/1992                                       6.58
  3/2/1992                                       6.73
  3/3/1992                                       6.76
  3/4/1992                                       6.76
  3/5/1992                                       6.87
  3/6/1992                                       6.85
  3/9/1992                                       6.77
 3/10/1992                                       6.78
 3/11/1992                                       6.86
 3/12/1992                                       7.01
 3/13/1992                                       7.14
 3/16/1992                                       7.12
 3/17/1992                                       7.06
 3/18/1992                                       7.06
 3/19/1992                                       7.03
 3/20/1992                                       7.12
 3/23/1992                                       7.10
 3/24/1992                                       7.00
 3/25/1992                                       6.96
 3/26/1992                                       6.98
 3/27/1992                                       6.97
 3/30/1992                                       6.93
 3/31/1992                                       6.94
  4/1/1992                                       6.82
  4/2/1992                                       6.85
  4/3/1992                                       6.76
  4/6/1992                                       6.74
  4/7/1992                                       6.73
  4/8/1992                                       6.76
  4/9/1992                                       6.59
 4/10/1992                                       6.62
 4/13/1992                                       6.58
 4/14/1992                                       6.60
 4/15/1992                                       6.66
 4/16/1992                                       6.76
 4/17/1992                                       6.76
 4/20/1992                                       6.90
 4/21/1992                                       6.89
 4/22/1992                                       6.89
 4/23/1992                                       6.91
 4/24/1992                                       6.85
 4/27/1992                                       6.90
 4/28/1992                                       6.87
 4/29/1992                                       6.88
 4/30/1992                                       6.91
  5/1/1992                                       6.82
  5/4/1992                                       6.82
  5/5/1992                                       6.80
  5/6/1992                                       6.76
  5/7/1992                                       6.80
  5/8/1992                                       6.73
 5/11/1992                                       6.71
 5/12/1992                                       6.66
 5/13/1992                                       6.64
 5/14/1992                                       6.63
 5/15/1992                                       6.60
 5/18/1992                                       6.59
 5/19/1992                                       6.47
 5/20/1992                                       6.55
 5/21/1992                                       6.77
 5/22/1992                                       6.69
 5/25/1992                                       6.69
 5/26/1992                                       6.79
 5/27/1992                                       6.74
 5/28/1992                                       6.67
 5/29/1992                                       6.61
  6/1/1992                                       6.69
  6/2/1992                                       6.61
  6/3/1992                                       6.60
  6/4/1992                                       6.60
  6/5/1992                                       6.55
  6/8/1992                                       6.56
  6/9/1992                                       6.59
 6/10/1992                                       6.59
 6/11/1992                                       6.56
 6/12/1992                                       6.49
 6/15/1992                                       6.49
 6/16/1992                                       6.44
 6/17/1992                                       6.44
 6/18/1992                                       6.39
 6/19/1992                                       6.45
 6/22/1992                                       6.45
 6/23/1992                                       6.50
 6/24/1992                                       6.39
 6/25/1992                                       6.32
 6/26/1992                                       6.33
 6/29/1992                                       6.29
 6/30/1992                                       6.29
  7/1/1992                                       6.27
  7/2/1992                                       6.02
  7/3/1992                                       6.02
  7/6/1992                                       5.97
  7/7/1992                                       5.91
  7/8/1992                                       5.93
  7/9/1992                                       5.93
 7/10/1992                                       5.92
 7/13/1992                                       5.94
 7/14/1992                                       5.90
 7/15/1992                                       5.80
 7/16/1992                                       5.80
 7/17/1992                                       5.82
 7/20/1992                                       5.82
 7/21/1992                                       5.82
 7/22/1992                                       5.77
 7/23/1992                                       5.62
 7/24/1992                                       5.66
 7/27/1992                                       5.66
 7/28/1992                                       5.63
 7/29/1992                                       5.62
 7/30/1992                                       5.76
 7/31/1992                                       5.84
  8/3/1992                                       5.82
  8/4/1992                                       5.72
  8/5/1992                                       5.69
  8/6/1992                                       5.67
  8/7/1992                                       5.56
 8/10/1992                                       5.50
 8/11/1992                                       5.50
 8/12/1992                                       5.54
 8/13/1992                                       5.57
 8/14/1992                                       5.54
 8/17/1992                                       5.55
 8/18/1992                                       5.44
 8/19/1992                                       5.43
 8/20/1992                                       5.42
 8/21/1992                                       5.54
 8/24/1992                                       5.72
 8/25/1992                                       5.76
 8/26/1992                                       5.70
 8/27/1992                                       5.65
 8/28/1992                                       5.60
 8/31/1992                                       5.60
  9/1/1992                                       5.52
  9/2/1992                                       5.50
  9/3/1992                                       5.50
  9/4/1992                                       5.30
  9/7/1992                                       5.30
  9/8/1992                                       5.21
  9/9/1992                                       5.25
 9/10/1992                                       5.26
 9/11/1992                                       5.33
 9/14/1992                                       5.28
 9/15/1992                                       5.37
 9/16/1992                                       5.40
 9/17/1992                                       5.41
 9/18/1992                                       5.41
 9/21/1992                                       5.46
 9/22/1992                                       5.52
 9/23/1992                                       5.54
 9/24/1992                                       5.47
 9/25/1992                                       5.33
 9/28/1992                                       5.28
 9/29/1992                                       5.31
 9/30/1992                                       5.33
 10/1/1992                                       5.18
 10/2/1992                                       5.22
 10/5/1992                                       5.18
 10/6/1992                                       5.25
 10/7/1992                                       5.43
 10/8/1992                                       5.37
 10/9/1992                                       5.50
10/12/1992                                       5.50
10/13/1992                                       5.49
10/14/1992                                       5.51
10/15/1992                                       5.52
10/16/1992                                       5.57
10/19/1992                                       5.71
10/20/1992                                       5.90
10/21/1992                                       5.82
10/22/1992                                       5.79
10/23/1992                                       5.91
10/26/1992                                       5.92
10/27/1992                                       5.82
10/28/1992                                       5.83
10/29/1992                                       5.79
10/30/1992                                       5.90
 11/2/1992                                       5.96
 11/3/1992                                       5.94
 11/4/1992                                       5.94
 11/5/1992                                       5.93
 11/6/1992                                       6.02
 11/9/1992                                       6.09
11/10/1992                                       6.01
11/11/1992                                       6.01
11/12/1992                                       5.89
11/13/1992                                       5.99
11/16/1992                                       6.11
11/17/1992                                       6.08
11/18/1992                                       5.97
11/19/1992                                       6.00
11/20/1992                                       6.08
11/23/1992                                       6.10
11/24/1992                                       6.04
11/25/1992                                       6.12
11/26/1992                                       6.12
11/27/1992                                       6.22
11/30/1992                                       6.23
 12/1/1992                                       6.24
 12/2/1992                                       6.23
 12/3/1992                                       6.20
 12/4/1992                                       6.11
 12/7/1992                                       6.05
 12/8/1992                                       5.99
 12/9/1992                                       6.01
12/10/1992                                       6.04
12/11/1992                                       6.10
12/14/1992                                       6.15
12/15/1992                                       6.12
12/16/1992                                       6.06
12/17/1992                                       6.08
12/18/1992                                       6.07
12/21/1992                                       6.05
12/22/1992                                       6.02
12/23/1992                                       6.01
12/24/1992                                       6.02
12/25/1992                                       6.02
12/28/1992                                       6.06
12/29/1992                                       6.04
12/30/1992                                       5.98
12/31/1992                                       6.04
  1/1/1993                                       6.04
  1/4/1993                                       5.90
  1/5/1993                                       5.90
  1/6/1993                                       5.94
  1/7/1993                                       6.05
  1/8/1993                                       5.97
 1/11/1993                                       5.93
 1/12/1993                                       5.95
 1/13/1993                                       5.93
 1/14/1993                                       5.88
 1/15/1993                                       5.80
 1/18/1993                                       5.80
 1/19/1993                                       5.82
 1/20/1993                                       5.85
 1/21/1993                                       5.83
 1/22/1993                                       5.77
 1/25/1993                                       5.71
 1/26/1993                                       5.75
 1/27/1993                                       5.68
 1/28/1993                                       5.61
 1/29/1993                                       5.57
  2/1/1993                                       5.55
  2/2/1993                                       5.63
  2/3/1993                                       5.62
  2/4/1993                                       5.53
  2/5/1993                                       5.42
  2/8/1993                                       5.49
  2/9/1993                                       5.55
 2/10/1993                                       5.63
 2/11/1993                                       5.58
 2/12/1993                                       5.57
 2/15/1993                                       5.57
 2/16/1993                                       5.52
 2/17/1993                                       5.43
 2/18/1993                                       5.29
 2/19/1993                                       5.30
 2/22/1993                                       5.28
 2/23/1993                                       5.12
 2/24/1993                                       5.20
 2/25/1993                                       5.23
 2/26/1993                                       5.21
  3/1/1993                                       5.12
  3/2/1993                                       5.13
  3/3/1993                                       5.05
  3/4/1993                                       5.00
  3/5/1993                                       5.14
  3/8/1993                                       5.15
  3/9/1993                                       5.21
 3/10/1993                                       5.24
 3/11/1993                                       5.23
 3/12/1993                                       5.35
 3/15/1993                                       5.39
 3/16/1993                                       5.27
 3/17/1993                                       5.21
 3/18/1993                                       5.11
 3/19/1993                                       5.17
 3/22/1993                                       5.18
 3/23/1993                                       5.14
 3/24/1993                                       5.19
 3/25/1993                                       5.19
 3/26/1993                                       5.32
 3/29/1993                                       5.25
 3/30/1993                                       5.20
 3/31/1993                                       5.24
  4/1/1993                                       5.24
  4/2/1993                                       5.31
  4/5/1993                                       5.27
  4/6/1993                                       5.22
  4/7/1993                                       5.23
  4/8/1993                                       5.13
  4/9/1993                                       5.13
 4/12/1993                                       5.09
 4/13/1993                                       5.10
 4/14/1993                                       5.07
 4/15/1993                                       5.06
 4/16/1993                                       5.08
 4/19/1993                                       5.07
 4/20/1993                                       5.07
 4/21/1993                                       5.05
 4/22/1993                                       5.04
 4/23/1993                                       5.06
 4/26/1993                                       5.09
 4/27/1993                                       5.19
 4/28/1993                                       5.18
 4/29/1993                                       5.10
 4/30/1993                                       5.14
  5/3/1993                                       5.06
  5/4/1993                                       5.04
  5/5/1993                                       5.07
  5/6/1993                                       5.03
  5/7/1993                                       5.04
 5/10/1993                                       5.02
 5/11/1993                                       5.03
 5/12/1993                                       5.07
 5/13/1993                                       5.15
 5/14/1993                                       5.21
 5/17/1993                                       5.27
 5/18/1993                                       5.30
 5/19/1993                                       5.26
 5/20/1993                                       5.25
 5/21/1993                                       5.34
 5/24/1993                                       5.37
 5/25/1993                                       5.38
 5/26/1993                                       5.35
 5/27/1993                                       5.35
 5/28/1993                                       5.37
 5/31/1993                                       5.37
  6/1/1993                                       5.28
  6/2/1993                                       5.27
  6/3/1993                                       5.23
  6/4/1993                                       5.36
  6/7/1993                                       5.34
  6/8/1993                                       5.35
  6/9/1993                                       5.33
 6/10/1993                                       5.34
 6/11/1993                                       5.22
 6/14/1993                                       5.20
 6/15/1993                                       5.19
 6/16/1993                                       5.18
 6/17/1993                                       5.17
 6/18/1993                                       5.23
 6/21/1993                                       5.20
 6/22/1993                                       5.21
 6/23/1993                                       5.20
 6/24/1993                                       5.16
 6/25/1993                                       5.13
 6/28/1993                                       5.08
 6/29/1993                                       5.05
 6/30/1993                                       5.05
  7/1/1993                                       5.04
  7/2/1993                                       4.98
  7/5/1993                                       4.98
  7/6/1993                                       5.04
  7/7/1993                                       5.04
  7/8/1993                                       5.02
  7/9/1993                                       5.00
 7/12/1993                                       5.00
 7/13/1993                                       5.03
 7/14/1993                                       4.98
 7/15/1993                                       4.99
 7/16/1993                                       4.99
 7/19/1993                                       5.00
 7/20/1993                                       5.08
 7/21/1993                                       5.17
 7/22/1993                                       5.24
 7/23/1993                                       5.28
 7/26/1993                                       5.25
 7/27/1993                                       5.26
 7/28/1993                                       5.23
 7/29/1993                                       5.13
 7/30/1993                                       5.16
  8/2/1993                                       5.20
  8/3/1993                                       5.19
  8/4/1993                                       5.20
  8/5/1993                                       5.18
  8/6/1993                                       5.16
  8/9/1993                                       5.12
 8/10/1993                                       5.14
 8/11/1993                                       5.13
 8/12/1993                                       5.13
 8/13/1993                                       5.08
 8/16/1993                                       5.05
 8/17/1993                                       5.07
 8/18/1993                                       5.04
 8/19/1993                                       4.97
 8/20/1993                                       4.96
 8/23/1993                                       4.98
 8/24/1993                                       4.90
 8/25/1993                                       4.86
 8/26/1993                                       4.78
 8/27/1993                                       4.83
 8/30/1993                                       4.78
 8/31/1993                                       4.80
  9/1/1993                                       4.81
  9/2/1993                                       4.76
  9/3/1993                                       4.65
  9/6/1993                                       4.65
  9/7/1993                                       4.60
  9/8/1993                                       4.63
  9/9/1993                                       4.74
 9/10/1993                                       4.67
 9/13/1993                                       4.66
 9/14/1993                                       4.77
 9/15/1993                                       4.75
 9/16/1993                                       4.74
 9/17/1993                                       4.75
 9/20/1993                                       4.79
 9/21/1993                                       4.80
 9/22/1993                                       4.81
 9/23/1993                                       4.80
 9/24/1993                                       4.81
 9/27/1993                                       4.69
 9/28/1993                                       4.67
 9/29/1993                                       4.74
 9/30/1993                                       4.79
 10/1/1993                                       4.72
 10/4/1993                                       4.71
 10/5/1993                                       4.72
 10/6/1993                                       4.70
 10/7/1993                                       4.69
 10/8/1993                                       4.61
10/11/1993                                       4.61
10/12/1993                                       4.64
10/13/1993                                       4.64
10/14/1993                                       4.61
10/15/1993                                       4.57
10/18/1993                                       4.66
10/19/1993                                       4.66
10/20/1993                                       4.64
10/21/1993                                       4.72
10/22/1993                                       4.76
10/25/1993                                       4.82
10/26/1993                                       4.79
10/27/1993                                       4.82
10/28/1993                                       4.83
10/29/1993                                       4.83
 11/1/1993                                       4.96
 11/2/1993                                       5.02
 11/3/1993                                       5.01
 11/4/1993                                       5.03
 11/5/1993                                       5.11
 11/8/1993                                       5.04
 11/9/1993                                       5.02
11/10/1993                                       5.08
11/11/1993                                       5.08
11/12/1993                                       5.02
11/15/1993                                       5.02
11/16/1993                                       4.98
11/17/1993                                       4.99
11/18/1993                                       5.06
11/19/1993                                       5.16
11/22/1993                                       5.20
11/23/1993                                       5.14
11/24/1993                                       5.11
11/25/1993                                       5.11
11/26/1993                                       5.08
11/29/1993                                       5.08
11/30/1993                                       5.15
 12/1/1993                                       5.14
 12/2/1993                                       5.16
 12/3/1993                                       5.16
 12/6/1993                                       5.09
 12/7/1993                                       5.10
 12/8/1993                                       5.09
 12/9/1993                                       5.07
12/10/1993                                       5.13
12/13/1993                                       5.16
12/14/1993                                       5.20
12/15/1993                                       5.19
12/16/1993                                       5.20
12/17/1993                                       5.17
12/20/1993                                       5.20
12/21/1993                                       5.22
12/22/1993                                       5.13
12/23/1993                                       5.10
12/24/1993                                       5.10
12/27/1993                                       5.09
12/28/1993                                       5.10
12/29/1993                                       5.12
12/30/1993                                       5.20
12/31/1993                                       5.21
  1/3/1994                                       5.29
  1/4/1994                                       5.26
  1/5/1994                                       5.27
  1/6/1994                                       5.21
  1/7/1994                                       5.03
 1/10/1994                                       5.01
 1/11/1994                                       5.00
 1/12/1994                                       4.95
 1/13/1994                                       5.08
 1/14/1994                                       5.12
 1/17/1994                                       5.12
 1/18/1994                                       5.09
 1/19/1994                                       5.08
 1/20/1994                                       5.02
 1/21/1994                                       5.05
 1/24/1994                                       5.06
 1/25/1994                                       5.08
 1/26/1994                                       5.09
 1/27/1994                                       5.04
 1/28/1994                                       4.99
 1/31/1994                                       5.02
  2/1/1994                                       5.10
  2/2/1994                                       5.11
  2/3/1994                                       5.17
  2/4/1994                                       5.32
  2/7/1994                                       5.36
  2/8/1994                                       5.38
  2/9/1994                                       5.35
 2/10/1994                                       5.36
 2/11/1994                                       5.34
 2/14/1994                                       5.36
 2/15/1994                                       5.34
 2/16/1994                                       5.35
 2/17/1994                                       5.45
 2/18/1994                                       5.52
 2/21/1994                                       5.52
 2/22/1994                                       5.50
 2/23/1994                                       5.59
 2/24/1994                                       5.66
 2/25/1994                                       5.65
 2/28/1994                                       5.60
  3/1/1994                                       5.74
  3/2/1994                                       5.74
  3/3/1994                                       5.79
  3/4/1994                                       5.82
  3/7/1994                                       5.77
  3/8/1994                                       5.84
  3/9/1994                                       5.84
 3/10/1994                                       5.90
 3/11/1994                                       5.89
 3/14/1994                                       5.94
 3/15/1994                                       5.91
 3/16/1994                                       5.86
 3/17/1994                                       5.88
 3/18/1994                                       5.97
 3/21/1994                                       6.03
 3/22/1994                                       5.92
 3/23/1994                                       5.92
 3/24/1994                                       6.05
 3/25/1994                                       6.08
 3/28/1994                                       6.10
 3/29/1994                                       6.19
 3/30/1994                                       6.24
 3/31/1994                                       6.23
  4/1/1994                                       6.23
  4/4/1994                                       6.64
  4/5/1994                                       6.47
  4/6/1994                                       6.42
  4/7/1994                                       6.38
  4/8/1994                                       6.46
 4/11/1994                                       6.46
 4/12/1994                                       6.40
 4/13/1994                                       6.47
 4/14/1994                                       6.51
 4/15/1994                                       6.50
 4/18/1994                                       6.70
 4/19/1994                                       6.68
 4/20/1994                                       6.62
 4/21/1994                                       6.49
 4/22/1994                                       6.53
 4/25/1994                                       6.48
 4/26/1994                                       6.46
 4/27/1994                                       6.46
 4/28/1994                                       6.65
 4/29/1994                                       6.64
  5/2/1994                                       6.69
  5/3/1994                                       6.73
  5/4/1994                                       6.74
  5/5/1994                                       6.70
  5/6/1994                                       6.95
  5/9/1994                                       7.09
 5/10/1994                                       6.93
 5/11/1994                                       7.02
 5/12/1994                                       6.97
 5/13/1994                                       6.89
 5/16/1994                                       6.85
 5/17/1994                                       6.66
 5/18/1994                                       6.61
 5/19/1994                                       6.52
 5/20/1994                                       6.59
 5/23/1994                                       6.76
 5/24/1994                                       6.75
 5/25/1994                                       6.74
 5/26/1994                                       6.69
 5/27/1994                                       6.73
 5/30/1994                                       6.73
 5/31/1994                                       6.77
  6/1/1994                                       6.74
  6/2/1994                                       6.68
  6/3/1994                                       6.59
  6/6/1994                                       6.49
  6/7/1994                                       6.53
  6/8/1994                                       6.53
  6/9/1994                                       6.54
 6/10/1994                                       6.60
 6/13/1994                                       6.66
 6/14/1994                                       6.58
 6/15/1994                                       6.67
 6/16/1994                                       6.65
 6/17/1994                                       6.71
 6/20/1994                                       6.74
 6/21/1994                                       6.82
 6/22/1994                                       6.75
 6/23/1994                                       6.70
 6/24/1994                                       6.81
 6/27/1994                                       6.79
 6/28/1994                                       6.88
 6/29/1994                                       6.87
 6/30/1994                                       6.97
  7/1/1994                                       6.95
  7/4/1994                                       6.95
  7/5/1994                                       6.93
  7/6/1994                                       6.92
  7/7/1994                                       6.89
  7/8/1994                                       7.04
 7/11/1994                                       7.09
 7/12/1994                                       7.03
 7/13/1994                                       7.02
 7/14/1994                                       6.85
 7/15/1994                                       6.84
 7/18/1994                                       6.79
 7/19/1994                                       6.73
 7/20/1994                                       6.84
 7/21/1994                                       6.89
 7/22/1994                                       6.92
 7/25/1994                                       6.90
 7/26/1994                                       6.90
 7/27/1994                                       6.99
 7/28/1994                                       6.94
 7/29/1994                                       6.73
  8/1/1994                                       6.75
  8/2/1994                                       6.73
  8/3/1994                                       6.70
  8/4/1994                                       6.72
  8/5/1994                                       6.93
  8/8/1994                                       6.93
  8/9/1994                                       6.97
 8/10/1994                                       6.95
 8/11/1994                                       7.00
 8/12/1994                                       6.94
 8/15/1994                                       6.96
 8/16/1994                                       6.86
 8/17/1994                                       6.81
 8/18/1994                                       6.93
 8/19/1994                                       6.92
 8/22/1994                                       6.97
 8/23/1994                                       6.94
 8/24/1994                                       6.87
 8/25/1994                                       6.93
 8/26/1994                                       6.87
 8/29/1994                                       6.87
 8/30/1994                                       6.83
 8/31/1994                                       6.81
  9/1/1994                                       6.81
  9/2/1994                                       6.82
  9/5/1994                                       6.82
  9/6/1994                                       6.88
  9/7/1994                                       6.92
  9/8/1994                                       6.92
  9/9/1994                                       7.06
 9/12/1994                                       7.08
 9/13/1994                                       7.05
 9/14/1994                                       7.02
 9/15/1994                                       6.97
 9/16/1994                                       7.13
 9/19/1994                                       7.11
 9/20/1994                                       7.15
 9/21/1994                                       7.20
 9/22/1994                                       7.20
 9/23/1994                                       7.20
 9/26/1994                                       7.21
 9/27/1994                                       7.24
 9/28/1994                                       7.21
 9/29/1994                                       7.29
 9/30/1994                                       7.28
 10/3/1994                                       7.35
 10/4/1994                                       7.37
 10/5/1994                                       7.42
 10/6/1994                                       7.43
 10/7/1994                                       7.34
10/10/1994                                       7.34
10/11/1994                                       7.30
10/12/1994                                       7.34
10/13/1994                                       7.30
10/14/1994                                       7.26
10/17/1994                                       7.28
10/18/1994                                       7.29
10/19/1994                                       7.34
10/20/1994                                       7.46
10/21/1994                                       7.46
10/24/1994                                       7.52
10/25/1994                                       7.54
10/26/1994                                       7.55
10/27/1994                                       7.55
10/28/1994                                       7.48
10/31/1994                                       7.48
 11/1/1994                                       7.58
 11/2/1994                                       7.63
 11/3/1994                                       7.65
 11/4/1994                                       7.72
 11/7/1994                                       7.73
 11/8/1994                                       7.69
 11/9/1994                                       7.64
11/10/1994                                       7.69
11/11/1994                                       7.69
11/14/1994                                       7.66
11/15/1994                                       7.69
11/16/1994                                       7.73
11/17/1994                                       7.79
11/18/1994                                       7.79
11/21/1994                                       7.83
11/22/1994                                       7.82
11/23/1994                                       7.64
11/24/1994                                       7.64
11/25/1994                                       7.65
11/28/1994                                       7.77
11/29/1994                                       7.86
11/30/1994                                       7.79
 12/1/1994                                       7.80
 12/2/1994                                       7.71
 12/5/1994                                       7.78
 12/6/1994                                       7.65
 12/7/1994                                       7.74
 12/8/1994                                       7.77
 12/9/1994                                       7.74
12/12/1994                                       7.82
12/13/1994                                       7.84
12/14/1994                                       7.74
12/15/1994                                       7.73
12/16/1994                                       7.76
12/19/1994                                       7.77
12/20/1994                                       7.76
12/21/1994                                       7.75
12/22/1994                                       7.83
12/23/1994                                       7.86
12/26/1994                                       7.86
12/27/1994                                       7.78
12/28/1994                                       7.81
12/29/1994                                       7.83
12/30/1994                                       7.83
  1/2/1995                                       7.83
  1/3/1995                                       7.88
  1/4/1995                                       7.81
  1/5/1995                                       7.87
  1/6/1995                                       7.87
  1/9/1995                                       7.90
 1/10/1995                                       7.85
 1/11/1995                                       7.80
 1/12/1995                                       7.80
 1/13/1995                                       7.64
 1/16/1995                                       7.64
 1/17/1995                                       7.68
 1/18/1995                                       7.71
 1/19/1995                                       7.74
 1/20/1995                                       7.80
 1/23/1995                                       7.80
 1/24/1995                                       7.82
 1/25/1995                                       7.76
 1/26/1995                                       7.70
 1/27/1995                                       7.60
 1/30/1995                                       7.55
 1/31/1995                                       7.54
  2/1/1995                                       7.56
  2/2/1995                                       7.63
  2/3/1995                                       7.40
  2/6/1995                                       7.43
  2/7/1995                                       7.44
  2/8/1995                                       7.43
  2/9/1995                                       7.50
 2/10/1995                                       7.55
 2/13/1995                                       7.54
 2/14/1995                                       7.45
 2/15/1995                                       7.37
 2/16/1995                                       7.29
 2/17/1995                                       7.33
 2/20/1995                                       7.33
 2/21/1995                                       7.35
 2/22/1995                                       7.20
 2/23/1995                                       7.20
 2/24/1995                                       7.16
 2/27/1995                                       7.06
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  3/1/1995                                       7.06
  3/2/1995                                       7.15
  3/3/1995                                       7.19
  3/6/1995                                       7.24
  3/7/1995                                       7.28
  3/8/1995                                       7.20
  3/9/1995                                       7.11
 3/10/1995                                       7.07
 3/13/1995                                       7.01
 3/14/1995                                       6.93
 3/15/1995                                       6.93
 3/16/1995                                       6.89
 3/17/1995                                       6.97
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 3/21/1995                                       7.01
 3/22/1995                                       7.05
 3/23/1995                                       7.06
 3/24/1995                                       6.93
 3/27/1995                                       6.90
 3/28/1995                                       7.02
 3/29/1995                                       6.98
 3/30/1995                                       7.05
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  4/3/1995                                       7.00
  4/4/1995                                       6.96
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  4/6/1995                                       6.92
  4/7/1995                                       6.93
 4/10/1995                                       6.94
 4/11/1995                                       6.92
 4/12/1995                                       6.89
 4/13/1995                                       6.82
 4/14/1995                                       6.82
 4/17/1995                                       6.80
 4/18/1995                                       6.77
 4/19/1995                                       6.82
 4/20/1995                                       6.76
 4/21/1995                                       6.77
 4/24/1995                                       6.77
 4/25/1995                                       6.79
 4/26/1995                                       6.79
 4/27/1995                                       6.84
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  5/1/1995                                       6.90
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  5/3/1995                                       6.73
  5/4/1995                                       6.63
  5/5/1995                                       6.42
  5/8/1995                                       6.44
  5/9/1995                                       6.33
 5/10/1995                                       6.39
 5/11/1995                                       6.45
 5/12/1995                                       6.46
 5/15/1995                                       6.41
 5/16/1995                                       6.36
 5/17/1995                                       6.35
 5/18/1995                                       6.44
 5/19/1995                                       6.43
 5/22/1995                                       6.46
 5/23/1995                                       6.37
 5/24/1995                                       6.20
 5/25/1995                                       6.18
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 5/30/1995                                       6.08
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  6/1/1995                                       5.94
  6/2/1995                                       5.80
  6/5/1995                                       5.79
  6/6/1995                                       5.83
  6/7/1995                                       5.95
  6/8/1995                                       6.02
  6/9/1995                                       6.21
 6/12/1995                                       6.16
 6/13/1995                                       5.88
 6/14/1995                                       5.88
 6/15/1995                                       5.93
 6/16/1995                                       5.96
 6/19/1995                                       5.87
 6/20/1995                                       5.92
 6/21/1995                                       5.89
 6/22/1995                                       5.80
 6/23/1995                                       5.83
 6/26/1995                                       5.90
 6/27/1995                                       5.94
 6/28/1995                                       5.88
 6/29/1995                                       6.07
 6/30/1995                                       5.98
  7/3/1995                                       5.97
  7/4/1995                                       5.97
  7/5/1995                                       5.95
  7/6/1995                                       5.75
  7/7/1995                                       5.74
 7/10/1995                                       5.74
 7/11/1995                                       5.80
 7/12/1995                                       5.80
 7/13/1995                                       5.80
 7/14/1995                                       5.89
 7/17/1995                                       5.97
 7/18/1995                                       6.01
 7/19/1995                                       6.15
 7/20/1995                                       6.15
 7/21/1995                                       6.26
 7/24/1995                                       6.20
 7/25/1995                                       6.19
 7/26/1995                                       6.24
 7/27/1995                                       6.18
 7/28/1995                                       6.22
 7/31/1995                                       6.16
  8/1/1995                                       6.22
  8/2/1995                                       6.15
  8/3/1995                                       6.24
  8/4/1995                                       6.20
  8/7/1995                                       6.18
  8/8/1995                                       6.17
  8/9/1995                                       6.21
 8/10/1995                                       6.25
 8/11/1995                                       6.37
 8/14/1995                                       6.36
 8/15/1995                                       6.37
 8/16/1995                                       6.32
 8/17/1995                                       6.37
 8/18/1995                                       6.36
 8/21/1995                                       6.31
 8/22/1995                                       6.35
 8/23/1995                                       6.37
 8/24/1995                                       6.26
 8/25/1995                                       6.13
 8/28/1995                                       6.10
 8/29/1995                                       6.15
 8/30/1995                                       6.10
 8/31/1995                                       6.07
  9/1/1995                                       6.00
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  9/5/1995                                       5.96
  9/6/1995                                       5.95
  9/7/1995                                       6.00
  9/8/1995                                       6.04
 9/11/1995                                       6.05
 9/12/1995                                       5.96
 9/13/1995                                       5.99
 9/14/1995                                       5.87
 9/15/1995                                       5.91
 9/18/1995                                       5.97
 9/19/1995                                       5.94
 9/20/1995                                       5.92
 9/21/1995                                       6.03
 9/22/1995                                       6.06
 9/25/1995                                       6.08
 9/26/1995                                       6.11
 9/27/1995                                       6.08
 9/28/1995                                       6.10
 9/29/1995                                       6.01
 10/2/1995                                       5.98
 10/3/1995                                       5.96
 10/4/1995                                       5.91
 10/5/1995                                       5.88
 10/6/1995                                       5.89
 10/9/1995                                       5.89
10/10/1995                                       5.91
10/11/1995                                       5.91
10/12/1995                                       5.88
10/13/1995                                       5.80
10/16/1995                                       5.80
10/17/1995                                       5.80
10/18/1995                                       5.83
10/19/1995                                       5.83
10/20/1995                                       5.90
10/23/1995                                       5.92
10/24/1995                                       5.85
10/25/1995                                       5.80
10/26/1995                                       5.81
10/27/1995                                       5.83
10/30/1995                                       5.82
10/31/1995                                       5.81
 11/1/1995                                       5.74
 11/2/1995                                       5.68
 11/3/1995                                       5.70
 11/6/1995                                       5.73
 11/7/1995                                       5.77
 11/8/1995                                       5.69
 11/9/1995                                       5.72
11/10/1995                                       5.76
11/13/1995                                       5.72
11/14/1995                                       5.71
11/15/1995                                       5.77
11/16/1995                                       5.68
11/17/1995                                       5.66
11/20/1995                                       5.66
11/21/1995                                       5.70
11/22/1995                                       5.72
11/23/1995                                       5.72
11/24/1995                                       5.70
11/27/1995                                       5.67
11/28/1995                                       5.67
11/29/1995                                       5.60
11/30/1995                                       5.53
 12/1/1995                                       5.49
 12/4/1995                                       5.43
 12/5/1995                                       5.45
 12/6/1995                                       5.49
 12/7/1995                                       5.54
 12/8/1995                                       5.56
12/11/1995                                       5.53
12/12/1995                                       5.55
12/13/1995                                       5.56
12/14/1995                                       5.55
12/15/1995                                       5.55
12/18/1995                                       5.66
12/19/1995                                       5.58
12/20/1995                                       5.55
12/21/1995                                       5.53
12/22/1995                                       5.50
12/25/1995                                       5.50
12/26/1995                                       5.48
12/27/1995                                       5.46
12/28/1995                                       5.43
12/29/1995                                       5.38
  1/1/1996                                       5.38
  1/2/1996                                       5.39
  1/3/1996                                       5.36
  1/4/1996                                       5.39
  1/5/1996                                       5.42
  1/8/1996                                       5.41
  1/9/1996                                       5.41
 1/10/1996                                       5.50
 1/11/1996                                       5.47
 1/12/1996                                       5.40
 1/15/1996                                       5.40
 1/16/1996                                       5.37
 1/17/1996                                       5.29
 1/18/1996                                       5.25
 1/19/1996                                       5.27
 1/22/1996                                       5.34
 1/23/1996                                       5.37
 1/24/1996                                       5.30
 1/25/1996                                       5.41
 1/26/1996                                       5.34
 1/29/1996                                       5.37
 1/30/1996                                       5.30
 1/31/1996                                       5.25
  2/1/1996                                       5.24
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  2/6/1996                                       5.28
  2/7/1996                                       5.27
  2/8/1996                                       5.27
  2/9/1996                                       5.25
 2/12/1996                                       5.17
 2/13/1996                                       5.14
 2/14/1996                                       5.17
 2/15/1996                                       5.23
 2/16/1996                                       5.29
 2/19/1996                                       5.29
 2/20/1996                                       5.53
 2/21/1996                                       5.56
 2/22/1996                                       5.47
 2/23/1996                                       5.53
 2/26/1996                                       5.56
 2/27/1996                                       5.63
 2/28/1996                                       5.73
 2/29/1996                                       5.73
  3/1/1996                                       5.60
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  3/5/1996                                       5.60
  3/6/1996                                       5.68
  3/7/1996                                       5.71
  3/8/1996                                       6.05
 3/11/1996                                       6.00
 3/12/1996                                       6.04
 3/13/1996                                       6.03
 3/14/1996                                       6.03
 3/15/1996                                       6.19
 3/18/1996                                       6.16
 3/19/1996                                       6.15
 3/20/1996                                       6.05
 3/21/1996                                       6.01
 3/22/1996                                       6.05
 3/25/1996                                       6.00
 3/26/1996                                       6.00
 3/27/1996                                       6.12
 3/28/1996                                       6.20
 3/29/1996                                       6.10
  4/1/1996                                       6.09
  4/2/1996                                       6.02
  4/3/1996                                       6.06
  4/4/1996                                       6.12
  4/5/1996                                       6.40
  4/8/1996                                       6.46
  4/9/1996                                       6.37
 4/10/1996                                       6.44
 4/11/1996                                       6.50
 4/12/1996                                       6.31
 4/15/1996                                       6.27
 4/16/1996                                       6.28
 4/17/1996                                       6.33
 4/18/1996                                       6.39
 4/19/1996                                       6.32
 4/22/1996                                       6.28
 4/23/1996                                       6.31
 4/24/1996                                       6.34
 4/25/1996                                       6.31
 4/26/1996                                       6.29
 4/29/1996                                       6.33
 4/30/1996                                       6.40
  5/1/1996                                       6.39
  5/2/1996                                       6.56
  5/3/1996                                       6.61
  5/6/1996                                       6.57
  5/7/1996                                       6.60
  5/8/1996                                       6.56
  5/9/1996                                       6.57
 5/10/1996                                       6.45
 5/13/1996                                       6.45
 5/14/1996                                       6.40
 5/15/1996                                       6.39
 5/16/1996                                       6.45
 5/17/1996                                       6.41
 5/20/1996                                       6.38
 5/21/1996                                       6.41
 5/22/1996                                       6.38
 5/23/1996                                       6.44
 5/24/1996                                       6.42
 5/27/1996                                       6.42
 5/28/1996                                       6.44
 5/29/1996                                       6.56
 5/30/1996                                       6.55
 5/31/1996                                       6.64
  6/3/1996                                       6.64
  6/4/1996                                       6.62
  6/5/1996                                       6.60
  6/6/1996                                       6.52
  6/7/1996                                       6.75
 6/10/1996                                       6.77
 6/11/1996                                       6.77
 6/12/1996                                       6.81
 6/13/1996                                       6.80
 6/14/1996                                       6.72
 6/17/1996                                       6.68
 6/18/1996                                       6.71
 6/19/1996                                       6.74
 6/20/1996                                       6.77
 6/21/1996                                       6.74
 6/24/1996                                       6.72
 6/25/1996                                       6.70
 6/26/1996                                       6.67
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  7/1/1996                                       6.49
  7/2/1996                                       6.56
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  7/5/1996                                       6.82
  7/8/1996                                       6.81
  7/9/1996                                       6.78
 7/10/1996                                       6.71
 7/11/1996                                       6.67
 7/12/1996                                       6.65
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 7/16/1996                                       6.61
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 7/18/1996                                       6.50
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 7/23/1996                                       6.60
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 7/25/1996                                       6.65
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 7/30/1996                                       6.65
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  8/1/1996                                       6.41
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  8/5/1996                                       6.28
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  8/8/1996                                       6.29
  8/9/1996                                       6.25
 8/12/1996                                       6.24
 8/13/1996                                       6.32
 8/14/1996                                       6.33
 8/15/1996                                       6.37
 8/16/1996                                       6.31
 8/19/1996                                       6.34
 8/20/1996                                       6.34
 8/21/1996                                       6.35
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 8/23/1996                                       6.48
 8/26/1996                                       6.57
 8/27/1996                                       6.55
 8/28/1996                                       6.56
 8/29/1996                                       6.61
 8/30/1996                                       6.73
  9/2/1996                                       6.73
  9/3/1996                                       6.71
  9/4/1996                                       6.74
  9/5/1996                                       6.76
  9/6/1996                                       6.72
  9/9/1996                                       6.67
 9/10/1996                                       6.70
 9/11/1996                                       6.70
 9/12/1996                                       6.64
 9/13/1996                                       6.48
 9/16/1996                                       6.49
 9/17/1996                                       6.57
 9/18/1996                                       6.61
 9/19/1996                                       6.65
 9/20/1996                                       6.62
 9/23/1996                                       6.60
 9/24/1996                                       6.52
 9/25/1996                                       6.46
 9/26/1996                                       6.41
 9/27/1996                                       6.43
 9/30/1996                                       6.46
 10/1/1996                                       6.39
 10/2/1996                                       6.35
 10/3/1996                                       6.35
 10/4/1996                                       6.20
 10/7/1996                                       6.25
 10/8/1996                                       6.26
 10/9/1996                                       6.31
10/10/1996                                       6.37
10/11/1996                                       6.29
10/14/1996                                       6.29
10/15/1996                                       6.30
10/16/1996                                       6.31
10/17/1996                                       6.25
10/18/1996                                       6.25
10/21/1996                                       6.27
10/22/1996                                       6.31
10/23/1996                                       6.31
10/24/1996                                       6.29
10/25/1996                                       6.26
10/28/1996                                       6.29
10/29/1996                                       6.12
10/30/1996                                       6.12
10/31/1996                                       6.10
 11/1/1996                                       6.11
 11/4/1996                                       6.10
 11/5/1996                                       6.03
 11/6/1996                                       6.05
 11/7/1996                                       6.01
 11/8/1996                                       6.04
11/11/1996                                       6.04
11/12/1996                                       5.98
11/13/1996                                       5.99
11/14/1996                                       5.93
11/15/1996                                       5.96
11/18/1996                                       5.97
11/19/1996                                       5.94
11/20/1996                                       5.92
11/21/1996                                       5.94
11/22/1996                                       5.94
11/25/1996                                       5.92
11/26/1996                                       5.91
11/27/1996                                       5.91
11/28/1996                                       5.91
11/29/1996                                       5.84
 12/2/1996                                       5.85
 12/3/1996                                       5.84
 12/4/1996                                       5.89
 12/5/1996                                       5.99
 12/6/1996                                       6.02
 12/9/1996                                       5.97
12/10/1996                                       5.99
12/11/1996                                       6.14
12/12/1996                                       6.14
12/13/1996                                       6.06
12/16/1996                                       6.13
12/17/1996                                       6.17
12/18/1996                                       6.21
12/19/1996                                       6.13
12/20/1996                                       6.12
12/23/1996                                       6.12
12/24/1996                                       6.13
12/25/1996                                       6.13
12/26/1996                                       6.13
12/27/1996                                       6.09
12/30/1996                                       6.10
12/31/1996                                       6.21
  1/1/1997                                       6.21
  1/2/1997                                       6.30
  1/3/1997                                       6.28
  1/6/1997                                       6.30
  1/7/1997                                       6.32
  1/8/1997                                       6.34
  1/9/1997                                       6.27
 1/10/1997                                       6.40
 1/13/1997                                       6.40
 1/14/1997                                       6.30
 1/15/1997                                       6.30
 1/16/1997                                       6.33
 1/17/1997                                       6.32
 1/20/1997                                       6.32
 1/21/1997                                       6.29
 1/22/1997                                       6.32
 1/23/1997                                       6.35
 1/24/1997                                       6.39
 1/27/1997                                       6.42
 1/28/1997                                       6.38
 1/29/1997                                       6.38
 1/30/1997                                       6.35
 1/31/1997                                       6.26
  2/3/1997                                       6.21
  2/4/1997                                       6.19
  2/5/1997                                       6.21
  2/6/1997                                       6.22
  2/7/1997                                       6.17
 2/10/1997                                       6.16
 2/11/1997                                       6.18
 2/12/1997                                       6.19
 2/13/1997                                       6.12
 2/14/1997                                       6.07
 2/17/1997                                       6.07
 2/18/1997                                       6.08
 2/19/1997                                       6.10
 2/20/1997                                       6.17
 2/21/1997                                       6.16
 2/24/1997                                       6.19
 2/25/1997                                       6.20
 2/26/1997                                       6.37
 2/27/1997                                       6.40
 2/28/1997                                       6.39
  3/3/1997                                       6.41
  3/4/1997                                       6.44
  3/5/1997                                       6.43
  3/6/1997                                       6.45
  3/7/1997                                       6.39
 3/10/1997                                       6.40
 3/11/1997                                       6.40
 3/12/1997                                       6.43
 3/13/1997                                       6.55
 3/14/1997                                       6.53
 3/17/1997                                       6.55
 3/18/1997                                       6.56
 3/19/1997                                       6.58
 3/20/1997                                       6.61
 3/21/1997                                       6.61
 3/24/1997                                       6.58
 3/25/1997                                       6.63
 3/26/1997                                       6.66
 3/27/1997                                       6.76
 3/28/1997                                       6.76
 3/31/1997                                       6.77
  4/1/1997                                       6.74
  4/2/1997                                       6.73
  4/3/1997                                       6.72
  4/4/1997                                       6.78
  4/7/1997                                       6.73
  4/8/1997                                       6.76
  4/9/1997                                       6.77
 4/10/1997                                       6.78
 4/11/1997                                       6.85
 4/14/1997                                       6.86
 4/15/1997                                       6.76
 4/16/1997                                       6.79
 4/17/1997                                       6.75
 4/18/1997                                       6.73
 4/21/1997                                       6.76
 4/22/1997                                       6.73
 4/23/1997                                       6.78
 4/24/1997                                       6.83
 4/25/1997                                       6.83
 4/28/1997                                       6.81
 4/29/1997                                       6.64
 4/30/1997                                       6.57
  5/1/1997                                       6.55
  5/2/1997                                       6.54
  5/5/1997                                       6.54
  5/6/1997                                       6.56
  5/7/1997                                       6.63
  5/8/1997                                       6.59
  5/9/1997                                       6.51
 5/12/1997                                       6.50
 5/13/1997                                       6.60
 5/14/1997                                       6.54
 5/15/1997                                       6.52
 5/16/1997                                       6.55
 5/19/1997                                       6.57
 5/20/1997                                       6.54
 5/21/1997                                       6.57
 5/22/1997                                       6.61
 5/23/1997                                       6.59
 5/26/1997                                       6.59
 5/27/1997                                       6.64
 5/28/1997                                       6.65
 5/29/1997                                       6.61
 5/30/1997                                       6.51
  6/2/1997                                       6.52
  6/3/1997                                       6.49
  6/4/1997                                       6.49
  6/5/1997                                       6.49
  6/6/1997                                       6.39
  6/9/1997                                       6.44
 6/10/1997                                       6.46
 6/11/1997                                       6.45
 6/12/1997                                       6.35
 6/13/1997                                       6.30
 6/16/1997                                       6.28
 6/17/1997                                       6.31
 6/18/1997                                       6.29
 6/19/1997                                       6.29
 6/20/1997                                       6.27
 6/23/1997                                       6.30
 6/24/1997                                       6.31
 6/25/1997                                       6.34
 6/26/1997                                       6.36
 6/27/1997                                       6.35
 6/30/1997                                       6.40
  7/1/1997                                       6.33
  7/2/1997                                       6.30
  7/3/1997                                       6.20
  7/4/1997                                       6.20
  7/7/1997                                       6.17
  7/8/1997                                       6.17
  7/9/1997                                       6.15
 7/10/1997                                       6.15
 7/11/1997                                       6.13
 7/14/1997                                       6.16
 7/15/1997                                       6.16
 7/16/1997                                       6.11
 7/17/1997                                       6.11
 7/18/1997                                       6.16
 7/21/1997                                       6.18
 7/22/1997                                       6.07
 7/23/1997                                       6.06
 7/24/1997                                       6.06
 7/25/1997                                       6.08
 7/28/1997                                       6.06
 7/29/1997                                       6.00
 7/30/1997                                       5.95
 7/31/1997                                       5.90
  8/1/1997                                       6.08
  8/4/1997                                       6.12
  8/5/1997                                       6.13
  8/6/1997                                       6.11
  8/7/1997                                       6.14
  8/8/1997                                       6.23
 8/11/1997                                       6.20
 8/12/1997                                       6.22
 8/13/1997                                       6.19
 8/14/1997                                       6.13
 8/15/1997                                       6.10
 8/18/1997                                       6.06
 8/19/1997                                       6.07
 8/20/1997                                       6.10
 8/21/1997                                       6.15
 8/22/1997                                       6.21
 8/25/1997                                       6.25
 8/26/1997                                       6.24
 8/27/1997                                       6.23
 8/28/1997                                       6.18
 8/29/1997                                       6.22
  9/1/1997                                       6.22
  9/2/1997                                       6.20
  9/3/1997                                       6.21
  9/4/1997                                       6.22
  9/5/1997                                       6.24
  9/8/1997                                       6.23
  9/9/1997                                       6.24
 9/10/1997                                       6.26
 9/11/1997                                       6.27
 9/12/1997                                       6.17
 9/15/1997                                       6.17
 9/16/1997                                       6.00
 9/17/1997                                       5.99
 9/18/1997                                       6.02
 9/19/1997                                       6.01
 9/22/1997                                       5.99
 9/23/1997                                       6.02
 9/24/1997                                       5.97
 9/25/1997                                       6.04
 9/26/1997                                       5.99
 9/29/1997                                       5.99
 9/30/1997                                       6.00
 10/1/1997                                       5.93
 10/2/1997                                       5.91
 10/3/1997                                       5.89
 10/6/1997                                       5.85
 10/7/1997                                       5.82
 10/8/1997                                       5.96
 10/9/1997                                       5.98
10/10/1997                                       6.03
10/13/1997                                       6.03
10/14/1997                                       5.97
10/15/1997                                       6.00
10/16/1997                                       6.00
10/17/1997                                       6.08
10/20/1997                                       6.07
10/21/1997                                       6.07
10/22/1997                                       6.06
10/23/1997                                       5.95
10/24/1997                                       5.94
10/27/1997                                       5.79
10/28/1997                                       5.89
10/29/1997                                       5.78
10/30/1997                                       5.73
10/31/1997                                       5.72
 11/3/1997                                       5.79
 11/4/1997                                       5.83
 11/5/1997                                       5.84
 11/6/1997                                       5.79
 11/7/1997                                       5.81
11/10/1997                                       5.82
11/11/1997                                       5.82
11/12/1997                                       5.81
11/13/1997                                       5.79
11/14/1997                                       5.80
11/17/1997                                       5.79
11/18/1997                                       5.80
11/19/1997                                       5.77
11/20/1997                                       5.80
11/21/1997                                       5.77
11/24/1997                                       5.81
11/25/1997                                       5.80
11/26/1997                                       5.82
11/27/1997                                       5.82
11/28/1997                                       5.83
 12/1/1997                                       5.83
 12/2/1997                                       5.83
 12/3/1997                                       5.80
 12/4/1997                                       5.78
 12/5/1997                                       5.87
 12/8/1997                                       5.92
 12/9/1997                                       5.90
12/10/1997                                       5.85
12/11/1997                                       5.77
12/12/1997                                       5.71
12/15/1997                                       5.74
12/16/1997                                       5.74
12/17/1997                                       5.77
12/18/1997                                       5.74
12/19/1997                                       5.70
12/22/1997                                       5.71
12/23/1997                                       5.71
12/24/1997                                       5.72
12/25/1997                                       5.72
12/26/1997                                       5.72
12/29/1997                                       5.73
12/30/1997                                       5.76
12/31/1997                                       5.71
  1/1/1998                                       5.71
  1/2/1998                                       5.63
  1/5/1998                                       5.46
  1/6/1998                                       5.41
  1/7/1998                                       5.45
  1/8/1998                                       5.34
  1/9/1998                                       5.22
 1/12/1998                                       5.24
 1/13/1998                                       5.28
 1/14/1998                                       5.33
 1/15/1998                                       5.34
 1/16/1998                                       5.42
 1/19/1998                                       5.42
 1/20/1998                                       5.45
 1/21/1998                                       5.41
 1/22/1998                                       5.39
 1/23/1998                                       5.53
 1/26/1998                                       5.49
 1/27/1998                                       5.57
 1/28/1998                                       5.54
 1/29/1998                                       5.43
 1/30/1998                                       5.39
  2/2/1998                                       5.43
  2/3/1998                                       5.41
  2/4/1998                                       5.41
  2/5/1998                                       5.46
  2/6/1998                                       5.48
  2/9/1998                                       5.51
 2/10/1998                                       5.49
 2/11/1998                                       5.46
 2/12/1998                                       5.46
 2/13/1998                                       5.44
 2/16/1998                                       5.44
 2/17/1998                                       5.41
 2/18/1998                                       5.44
 2/19/1998                                       5.47
 2/20/1998                                       5.49
 2/23/1998                                       5.53
 2/24/1998                                       5.66
 2/25/1998                                       5.60
 2/26/1998                                       5.62
 2/27/1998                                       5.59
  3/2/1998                                       5.67
  3/3/1998                                       5.72
  3/4/1998                                       5.71
  3/5/1998                                       5.71
  3/6/1998                                       5.65
  3/9/1998                                       5.61
 3/10/1998                                       5.62
 3/11/1998                                       5.57
 3/12/1998                                       5.52
 3/13/1998                                       5.54
 3/16/1998                                       5.52
 3/17/1998                                       5.53
 3/18/1998                                       5.55
 3/19/1998                                       5.56
 3/20/1998                                       5.56
 3/23/1998                                       5.56
 3/24/1998                                       5.57
 3/25/1998                                       5.62
 3/26/1998                                       5.66
 3/27/1998                                       5.67
 3/30/1998                                       5.70
 3/31/1998                                       5.64
  4/1/1998                                       5.59
  4/2/1998                                       5.54
  4/3/1998                                       5.44
  4/6/1998                                       5.49
  4/7/1998                                       5.50
  4/8/1998                                       5.54
  4/9/1998                                       5.56
 4/10/1998                                       5.56
 4/13/1998                                       5.64
 4/14/1998                                       5.60
 4/15/1998                                       5.59
 4/16/1998                                       5.57
 4/17/1998                                       5.57
 4/20/1998                                       5.61
 4/21/1998                                       5.66
 4/22/1998                                       5.66
 4/23/1998                                       5.66
 4/24/1998                                       5.65
 4/27/1998                                       5.77
 4/28/1998                                       5.78
 4/29/1998                                       5.78
 4/30/1998                                       5.65
  5/1/1998                                       5.63
  5/4/1998                                       5.63
  5/5/1998                                       5.66
  5/6/1998                                       5.60
  5/7/1998                                       5.60
  5/8/1998                                       5.65
 5/11/1998                                       5.72
 5/12/1998                                       5.65
 5/13/1998                                       5.63
 5/14/1998                                       5.66
 5/15/1998                                       5.67
 5/18/1998                                       5.63
 5/19/1998                                       5.63
 5/20/1998                                       5.60
 5/21/1998                                       5.66
 5/22/1998                                       5.65
 5/25/1998                                       5.65
 5/26/1998                                       5.60
 5/27/1998                                       5.57
 5/28/1998                                       5.56
 5/29/1998                                       5.56
  6/1/1998                                       5.53
  6/2/1998                                       5.56
  6/3/1998                                       5.57
  6/4/1998                                       5.60
  6/5/1998                                       5.60
  6/8/1998                                       5.60
  6/9/1998                                       5.61
 6/10/1998                                       5.55
 6/11/1998                                       5.46
 6/12/1998                                       5.43
 6/15/1998                                       5.42
 6/16/1998                                       5.49
 6/17/1998                                       5.57
 6/18/1998                                       5.55
 6/19/1998                                       5.52
 6/22/1998                                       5.52
 6/23/1998                                       5.51
 6/24/1998                                       5.48
 6/25/1998                                       5.50
 6/26/1998                                       5.49
 6/29/1998                                       5.50
 6/30/1998                                       5.47
  7/1/1998                                       5.43
  7/2/1998                                       5.43
  7/3/1998                                       5.43
  7/6/1998                                       5.40
  7/7/1998                                       5.43
  7/8/1998                                       5.43
  7/9/1998                                       5.40
 7/10/1998                                       5.40
 7/13/1998                                       5.45
 7/14/1998                                       5.47
 7/15/1998                                       5.46
 7/16/1998                                       5.48
 7/17/1998                                       5.49
 7/20/1998                                       5.47
 7/21/1998                                       5.46
 7/22/1998                                       5.47
 7/23/1998                                       5.46
 7/24/1998                                       5.48
 7/27/1998                                       5.49
 7/28/1998                                       5.49
 7/29/1998                                       5.52
 7/30/1998                                       5.52
 7/31/1998                                       5.52
  8/3/1998                                       5.46
  8/4/1998                                       5.44
  8/5/1998                                       5.43
  8/6/1998                                       5.43
  8/7/1998                                       5.39
 8/10/1998                                       5.39
 8/11/1998                                       5.33
 8/12/1998                                       5.34
 8/13/1998                                       5.38
 8/14/1998                                       5.34
 8/17/1998                                       5.33
 8/18/1998                                       5.35
 8/19/1998                                       5.35
 8/20/1998                                       5.32
 8/21/1998                                       5.24
 8/24/1998                                       5.19
 8/25/1998                                       5.13
 8/26/1998                                       5.11
 8/27/1998                                       4.97
 8/28/1998                                       4.94
 8/31/1998                                       4.91
  9/1/1998                                       4.91
  9/2/1998                                       4.96
  9/3/1998                                       4.91
  9/4/1998                                       4.90
  9/7/1998                                       4.90
  9/8/1998                                       4.89
  9/9/1998                                       4.79
 9/10/1998                                       4.55
 9/11/1998                                       4.65
 9/14/1998                                       4.65
 9/15/1998                                       4.68
 9/16/1998                                       4.69
 9/17/1998                                       4.60
 9/18/1998                                       4.50
 9/21/1998                                       4.51
 9/22/1998                                       4.57
 9/23/1998                                       4.48
 9/24/1998                                       4.43
 9/25/1998                                       4.40
 9/28/1998                                       4.40
 9/29/1998                                       4.40
 9/30/1998                                       4.23
 10/1/1998                                       4.10
 10/2/1998                                       4.08
 10/5/1998                                       3.95
 10/6/1998                                       4.05
 10/7/1998                                       4.13
 10/8/1998                                       4.29
 10/9/1998                                       4.46
10/12/1998                                       4.46
10/13/1998                                       4.37
10/14/1998                                       4.23
10/15/1998                                       4.23
10/16/1998                                       4.04
10/19/1998                                       4.06
10/20/1998                                       4.14
10/21/1998                                       4.17
10/22/1998                                       4.19
10/23/1998                                       4.28
10/26/1998                                       4.32
10/27/1998                                       4.23
10/28/1998                                       4.18
10/29/1998                                       4.13
10/30/1998                                       4.24
 11/2/1998                                       4.39
 11/3/1998                                       4.33
 11/4/1998                                       4.48
 11/5/1998                                       4.48
 11/6/1998                                       4.58
 11/9/1998                                       4.55
11/10/1998                                       4.50
11/11/1998                                       4.50
11/12/1998                                       4.47
11/13/1998                                       4.53
11/16/1998                                       4.55
11/17/1998                                       4.57
11/18/1998                                       4.58
11/19/1998                                       4.63
11/20/1998                                       4.60
11/23/1998                                       4.60
11/24/1998                                       4.63
11/25/1998                                       4.63
11/26/1998                                       4.63
11/27/1998                                       4.60
11/30/1998                                       4.51
 12/1/1998                                       4.43
 12/2/1998                                       4.31
 12/3/1998                                       4.31
 12/4/1998                                       4.38
 12/7/1998                                       4.47
 12/8/1998                                       4.40
 12/9/1998                                       4.37
12/10/1998                                       4.33
12/11/1998                                       4.39
12/14/1998                                       4.35
12/15/1998                                       4.39
12/16/1998                                       4.34
12/17/1998                                       4.34
12/18/1998                                       4.38
12/21/1998                                       4.45
12/22/1998                                       4.50
12/23/1998                                       4.65
12/24/1998                                       4.74
12/25/1998                                       4.74
12/28/1998                                       4.66
12/29/1998                                       4.60
12/30/1998                                       4.55
12/31/1998                                       4.56
  1/1/1999                                       4.56
  1/4/1999                                       4.57
  1/5/1999                                       4.62
  1/6/1999                                       4.61
  1/7/1999                                       4.62
  1/8/1999                                       4.72
 1/11/1999                                       4.76
 1/12/1999                                       4.68
 1/13/1999                                       4.60
 1/14/1999                                       4.48
 1/15/1999                                       4.54
 1/18/1999                                       4.54
 1/19/1999                                       4.60
 1/20/1999                                       4.65
 1/21/1999                                       4.60
 1/22/1999                                       4.54
 1/25/1999                                       4.55
 1/26/1999                                       4.58
 1/27/1999                                       4.57
 1/28/1999                                       4.57
 1/29/1999                                       4.55
  2/1/1999                                       4.65
  2/2/1999                                       4.70
  2/3/1999                                       4.74
  2/4/1999                                       4.82
  2/5/1999                                       4.88
  2/8/1999                                       4.86
  2/9/1999                                       4.78
 2/10/1999                                       4.79
 2/11/1999                                       4.83
 2/12/1999                                       4.96
 2/15/1999                                       4.96
 2/16/1999                                       4.96
 2/17/1999                                       4.91
 2/18/1999                                       4.96
 2/19/1999                                       4.99
 2/22/1999                                       4.95
 2/23/1999                                       5.04
 2/24/1999                                       5.12
 2/25/1999                                       5.23
 2/26/1999                                       5.21
  3/1/1999                                       5.32
  3/2/1999                                       5.27
  3/3/1999                                       5.29
  3/4/1999                                       5.32
  3/5/1999                                       5.24
  3/8/1999                                       5.21
  3/9/1999                                       5.11
 3/10/1999                                       5.13
 3/11/1999                                       5.13
 3/12/1999                                       5.08
 3/15/1999                                       5.07
 3/16/1999                                       5.03
 3/17/1999                                       5.05
 3/18/1999                                       5.02
 3/19/1999                                       5.07
 3/22/1999                                       5.13
 3/23/1999                                       5.11
 3/24/1999                                       5.07
 3/25/1999                                       5.12
 3/26/1999                                       5.10
 3/29/1999                                       5.15
 3/30/1999                                       5.09
 3/31/1999                                       5.12
  4/1/1999                                       5.15
  4/2/1999                                       5.07
  4/5/1999                                       5.07
  4/6/1999                                       5.01
  4/7/1999                                       5.04
  4/8/1999                                       4.94
  4/9/1999                                       4.96
 4/12/1999                                       4.98
 4/13/1999                                       5.02
 4/14/1999                                       5.04
 4/15/1999                                       5.08
 4/16/1999                                       5.13
 4/19/1999                                       5.08
 4/20/1999                                       5.06
 4/21/1999                                       5.07
 4/22/1999                                       5.15
 4/23/1999                                       5.15
 4/26/1999                                       5.14
 4/27/1999                                       5.12
 4/28/1999                                       5.16
 4/29/1999                                       5.09
 4/30/1999                                       5.24
  5/3/1999                                       5.25
  5/4/1999                                       5.30
  5/5/1999                                       5.27
  5/6/1999                                       5.39
  5/7/1999                                       5.40
 5/10/1999                                       5.38
 5/11/1999                                       5.40
 5/12/1999                                       5.39
 5/13/1999                                       5.29
 5/14/1999                                       5.48
 5/17/1999                                       5.53
 5/18/1999                                       5.58
 5/19/1999                                       5.54
 5/20/1999                                       5.53
 5/21/1999                                       5.46
 5/24/1999                                       5.43
 5/25/1999                                       5.44
 5/26/1999                                       5.49
 5/27/1999                                       5.59
 5/28/1999                                       5.60
 5/31/1999                                       5.60
  6/1/1999                                       5.74
  6/2/1999                                       5.75
  6/3/1999                                       5.75
  6/4/1999                                       5.75
  6/7/1999                                       5.73
  6/8/1999                                       5.74
  6/9/1999                                       5.79
 6/10/1999                                       5.85
 6/11/1999                                       5.92
 6/14/1999                                       5.89
 6/15/1999                                       5.87
 6/16/1999                                       5.84
 6/17/1999                                       5.67
 6/18/1999                                       5.75
 6/21/1999                                       5.81
 6/22/1999                                       5.84
 6/23/1999                                       5.90
 6/24/1999                                       5.93
 6/25/1999                                       5.91
 6/28/1999                                       5.86
 6/29/1999                                       5.84
 6/30/1999                                       5.67
  7/1/1999                                       5.73
  7/2/1999                                       5.70
  7/5/1999                                       5.70
  7/6/1999                                       5.77
  7/7/1999                                       5.79
  7/8/1999                                       5.72
  7/9/1999                                       5.72
 7/12/1999                                       5.62
 7/13/1999                                       5.60
 7/14/1999                                       5.63
 7/15/1999                                       5.63
 7/16/1999                                       5.57
 7/19/1999                                       5.56
 7/20/1999                                       5.54
 7/21/1999                                       5.55
 7/22/1999                                       5.66
 7/23/1999                                       5.72
 7/26/1999                                       5.73
 7/27/1999                                       5.70
 7/28/1999                                       5.70
 7/29/1999                                       5.79
 7/30/1999                                       5.82
  8/2/1999                                       5.85
  8/3/1999                                       5.86
  8/4/1999                                       5.86
  8/5/1999                                       5.77
  8/6/1999                                       5.94
  8/9/1999                                       6.04
 8/10/1999                                       6.00
 8/11/1999                                       5.96
 8/12/1999                                       5.97
 8/13/1999                                       5.88
 8/16/1999                                       5.88
 8/17/1999                                       5.80
 8/18/1999                                       5.79
 8/19/1999                                       5.81
 8/20/1999                                       5.79
 8/23/1999                                       5.79
 8/24/1999                                       5.73
 8/25/1999                                       5.63
 8/26/1999                                       5.67
 8/27/1999                                       5.75
 8/30/1999                                       5.86
 8/31/1999                                       5.88
  9/1/1999                                       5.88
  9/2/1999                                       5.90
  9/3/1999                                       5.78
  9/6/1999                                       5.78
  9/7/1999                                       5.83
  9/8/1999                                       5.82
  9/9/1999                                       5.85
 9/10/1999                                       5.78
 9/13/1999                                       5.80
 9/14/1999                                       5.85
 9/15/1999                                       5.81
 9/16/1999                                       5.77
 9/17/1999                                       5.76
 9/20/1999                                       5.81
 9/21/1999                                       5.83
 9/22/1999                                       5.81
 9/23/1999                                       5.76
 9/24/1999                                       5.65
 9/27/1999                                       5.73
 9/28/1999                                       5.78
 9/29/1999                                       5.86
 9/30/1999                                       5.78
 10/1/1999                                       5.90
 10/4/1999                                       5.85
 10/5/1999                                       5.94
 10/6/1999                                       5.98
 10/7/1999                                       5.99
 10/8/1999                                       5.97
10/11/1999                                       5.97
10/12/1999                                       5.99
10/13/1999                                       6.04
10/14/1999                                       6.09
10/15/1999                                       5.99
10/18/1999                                       6.03
10/19/1999                                       6.09
10/20/1999                                       6.11
10/21/1999                                       6.11
10/22/1999                                       6.13
10/25/1999                                       6.14
10/26/1999                                       6.17
10/27/1999                                       6.13
10/28/1999                                       6.05
10/29/1999                                       5.97
 11/1/1999                                       6.00
 11/2/1999                                       5.98
 11/3/1999                                       5.97
 11/4/1999                                       5.91
 11/5/1999                                       5.88
 11/8/1999                                       5.90
 11/9/1999                                       5.87
11/10/1999                                       5.90
11/11/1999                                       5.90
11/12/1999                                       5.85
11/15/1999                                       5.87
11/16/1999                                       5.91
11/17/1999                                       5.98
11/18/1999                                       5.99
11/19/1999                                       6.00
11/22/1999                                       6.02
11/23/1999                                       6.02
11/24/1999                                       6.02
11/25/1999                                       6.02
11/26/1999                                       6.06
11/29/1999                                       6.14
11/30/1999                                       6.11
 12/1/1999                                       6.14
 12/2/1999                                       6.16
 12/3/1999                                       6.08
 12/6/1999                                       6.07
 12/7/1999                                       6.03
 12/8/1999                                       6.06
 12/9/1999                                       6.03
12/10/1999                                       5.98
12/13/1999                                       6.01
12/14/1999                                       6.12
12/15/1999                                       6.14
12/16/1999                                       6.20
12/17/1999                                       6.22
12/20/1999                                       6.28
12/21/1999                                       6.29
12/22/1999                                       6.31
12/23/1999                                       6.33
12/24/1999                                       6.33
12/27/1999                                       6.32
12/28/1999                                       6.35
12/29/1999                                       6.32
12/30/1999                                       6.30
12/31/1999                                       6.36
  1/3/2000                                       6.50
  1/4/2000                                       6.40
  1/5/2000                                       6.51
  1/6/2000                                       6.46
  1/7/2000                                       6.42
 1/10/2000                                       6.49
 1/11/2000                                       6.57
 1/12/2000                                       6.63
 1/13/2000                                       6.54
 1/14/2000                                       6.59
 1/17/2000                                       6.59
 1/18/2000                                       6.65
 1/19/2000                                       6.62
 1/20/2000                                       6.67
 1/21/2000                                       6.67
 1/24/2000                                       6.59
 1/25/2000                                       6.60
 1/26/2000                                       6.62
 1/27/2000                                       6.67
 1/28/2000                                       6.68
 1/31/2000                                       6.71
  2/1/2000                                       6.68
  2/2/2000                                       6.69
  2/3/2000                                       6.56
  2/4/2000                                       6.64
  2/7/2000                                       6.76
  2/8/2000                                       6.74
  2/9/2000                                       6.77
 2/10/2000                                       6.78
 2/11/2000                                       6.77
 2/14/2000                                       6.72
 2/15/2000                                       6.74
 2/16/2000                                       6.75
 2/17/2000                                       6.76
 2/18/2000                                       6.72
 2/21/2000                                       6.72
 2/22/2000                                       6.62
 2/23/2000                                       6.66
 2/24/2000                                       6.56
 2/25/2000                                       6.50
 2/28/2000                                       6.53
 2/29/2000                                       6.61
  3/1/2000                                       6.59
  3/2/2000                                       6.59
  3/3/2000                                       6.60
  3/6/2000                                       6.64
  3/7/2000                                       6.60
  3/8/2000                                       6.59
  3/9/2000                                       6.56
 3/10/2000                                       6.61
 3/13/2000                                       6.57
 3/14/2000                                       6.52
 3/15/2000                                       6.50
 3/16/2000                                       6.47
 3/17/2000                                       6.45
 3/20/2000                                       6.45
 3/21/2000                                       6.44
 3/22/2000                                       6.41
 3/23/2000                                       6.39
 3/24/2000                                       6.51
 3/27/2000                                       6.51
 3/28/2000                                       6.46
 3/29/2000                                       6.46
 3/30/2000                                       6.35
 3/31/2000                                       6.32
  4/3/2000                                       6.30
  4/4/2000                                       6.16
  4/5/2000                                       6.17
  4/6/2000                                       6.20
  4/7/2000                                       6.18
 4/10/2000                                       6.11
 4/11/2000                                       6.19
 4/12/2000                                       6.27
 4/13/2000                                       6.24
 4/14/2000                                       6.11
 4/17/2000                                       6.23
 4/18/2000                                       6.27
 4/19/2000                                       6.23
 4/20/2000                                       6.24
 4/21/2000                                       6.24
 4/24/2000                                       6.23
 4/25/2000                                       6.39
 4/26/2000                                       6.40
 4/27/2000                                       6.51
 4/28/2000                                       6.56
  5/1/2000                                       6.59
  5/2/2000                                       6.60
  5/3/2000                                       6.66
  5/4/2000                                       6.70
  5/5/2000                                       6.77
  5/8/2000                                       6.83
  5/9/2000                                       6.75
 5/10/2000                                       6.69
 5/11/2000                                       6.67
 5/12/2000                                       6.76
 5/15/2000                                       6.73
 5/16/2000                                       6.72
 5/17/2000                                       6.74
 5/18/2000                                       6.79
 5/19/2000                                       6.71
 5/22/2000                                       6.66
 5/23/2000                                       6.68
 5/24/2000                                       6.71
 5/25/2000                                       6.64
 5/26/2000                                       6.57
 5/29/2000                                       6.57
 5/30/2000                                       6.62
 5/31/2000                                       6.54
  6/1/2000                                       6.44
  6/2/2000                                       6.37
  6/5/2000                                       6.33
  6/6/2000                                       6.35
  6/7/2000                                       6.35
  6/8/2000                                       6.37
  6/9/2000                                       6.36
 6/12/2000                                       6.33
 6/13/2000                                       6.32
 6/14/2000                                       6.26
 6/15/2000                                       6.26
 6/16/2000                                       6.19
 6/19/2000                                       6.20
 6/20/2000                                       6.23
 6/21/2000                                       6.32
 6/22/2000                                       6.32
 6/23/2000                                       6.37
 6/26/2000                                       6.29
 6/27/2000                                       6.29
 6/28/2000                                       6.28
 6/29/2000                                       6.21
 6/30/2000                                       6.18
  7/3/2000                                       6.12
  7/4/2000                                       6.12
  7/5/2000                                       6.12
  7/6/2000                                       6.16
  7/7/2000                                       6.11
 7/10/2000                                       6.13
 7/11/2000                                       6.16
 7/12/2000                                       6.20
 7/13/2000                                       6.15
 7/14/2000                                       6.25
 7/17/2000                                       6.31
 7/18/2000                                       6.30
 7/19/2000                                       6.31
 7/20/2000                                       6.15
 7/21/2000                                       6.14
 7/24/2000                                       6.18
 7/25/2000                                       6.17
 7/26/2000                                       6.16
 7/27/2000                                       6.14
 7/28/2000                                       6.16
 7/31/2000                                       6.16
  8/1/2000                                       6.12
  8/2/2000                                       6.09
  8/3/2000                                       6.07
  8/4/2000                                       6.02
  8/7/2000                                       6.07
  8/8/2000                                       6.03
  8/9/2000                                       6.03
 8/10/2000                                       6.00
 8/11/2000                                       6.07
 8/14/2000                                       6.07
 8/15/2000                                       6.11
 8/16/2000                                       6.13
 8/17/2000                                       6.13
 8/18/2000                                       6.09
 8/21/2000                                       6.10
 8/22/2000                                       6.07
 8/23/2000                                       6.02
 8/24/2000                                       6.00
 8/25/2000                                       6.00
 8/28/2000                                       6.05
 8/29/2000                                       6.08
 8/30/2000                                       6.07
 8/31/2000                                       5.98
  9/1/2000                                       5.92
  9/4/2000                                       5.92
  9/5/2000                                       5.92
  9/6/2000                                       5.95
  9/7/2000                                       5.97
  9/8/2000                                       5.95
 9/11/2000                                       5.97
 9/12/2000                                       5.97
 9/13/2000                                       5.94
 9/14/2000                                       5.96
 9/15/2000                                       5.93
 9/18/2000                                       5.93
 9/19/2000                                       5.93
 9/20/2000                                       5.98
 9/21/2000                                       5.96
 9/22/2000                                       5.93
 9/25/2000                                       5.94
 9/26/2000                                       5.90
 9/27/2000                                       5.89
 9/28/2000                                       5.90
 9/29/2000                                       5.85
 10/2/2000                                       5.86
 10/3/2000                                       5.88
 10/4/2000                                       5.94
 10/5/2000                                       5.92
 10/6/2000                                       5.88
 10/9/2000                                       5.88
10/10/2000                                       5.86
10/11/2000                                       5.82
10/12/2000                                       5.74
10/13/2000                                       5.73
10/16/2000                                       5.77
10/17/2000                                       5.68
10/18/2000                                       5.68
10/19/2000                                       5.69
10/20/2000                                       5.69
10/23/2000                                       5.66
10/24/2000                                       5.70
10/25/2000                                       5.74
10/26/2000                                       5.75
10/27/2000                                       5.79
10/30/2000                                       5.83
10/31/2000                                       5.83
 11/1/2000                                       5.79
 11/2/2000                                       5.78
 11/3/2000                                       5.86
 11/6/2000                                       5.91
 11/7/2000                                       5.84
 11/8/2000                                       5.83
 11/9/2000                                       5.76
11/10/2000                                       5.76
11/13/2000                                       5.72
11/14/2000                                       5.72
11/15/2000                                       5.69
11/16/2000                                       5.66
11/17/2000                                       5.67
11/20/2000                                       5.65
11/21/2000                                       5.65
11/22/2000                                       5.60
11/23/2000                                       5.60
11/24/2000                                       5.63
11/27/2000                                       5.63
11/28/2000                                       5.57
11/29/2000                                       5.51
11/30/2000                                       5.42
 12/1/2000                                       5.46
 12/4/2000                                       5.45
 12/5/2000                                       5.36
 12/6/2000                                       5.26
 12/7/2000                                       5.26
 12/8/2000                                       5.32
12/11/2000                                       5.33
12/12/2000                                       5.33
12/13/2000                                       5.24
12/14/2000                                       5.19
12/15/2000                                       5.15
12/18/2000                                       5.10
12/19/2000                                       5.12
12/20/2000                                       5.00
12/21/2000                                       4.94
12/22/2000                                       4.93
12/25/2000                                       4.93
12/26/2000                                       4.92
12/27/2000                                       4.99
12/28/2000                                       5.02
12/29/2000                                       4.99
  1/1/2001                                       4.99
  1/2/2001                                       4.76
  1/3/2001                                       4.94
  1/4/2001                                       4.82
  1/5/2001                                       4.66
  1/8/2001                                       4.65
  1/9/2001                                       4.73
 1/10/2001                                       4.83
 1/11/2001                                       4.85
 1/12/2001                                       4.97
 1/15/2001                                       4.97
 1/16/2001                                       4.96
 1/17/2001                                       4.87
 1/18/2001                                       4.74
 1/19/2001                                       4.84
 1/22/2001                                       4.87
 1/23/2001                                       4.96
 1/24/2001                                       4.98
 1/25/2001                                       4.94
 1/26/2001                                       4.93
 1/29/2001                                       4.97
 1/30/2001                                       4.91
 1/31/2001                                       4.85
  2/1/2001                                       4.78
  2/2/2001                                       4.86
  2/5/2001                                       4.88
  2/6/2001                                       4.92
  2/7/2001                                       4.91
  2/8/2001                                       4.93
  2/9/2001                                       4.85
 2/12/2001                                       4.86
 2/13/2001                                       4.90
 2/14/2001                                       4.99
 2/15/2001                                       5.06
 2/16/2001                                       4.94
 2/19/2001                                       4.94
 2/20/2001                                       4.94
 2/21/2001                                       4.96
 2/22/2001                                       4.94
 2/23/2001                                       4.86
 2/26/2001                                       4.81
 2/27/2001                                       4.75
 2/28/2001                                       4.70
  3/1/2001                                       4.67
  3/2/2001                                       4.75
  3/5/2001                                       4.78
  3/6/2001                                       4.78
  3/7/2001                                       4.72
  3/8/2001                                       4.70
  3/9/2001                                       4.75
 3/12/2001                                       4.72
 3/13/2001                                       4.75
 3/14/2001                                       4.62
 3/15/2001                                       4.55
 3/16/2001                                       4.54
 3/19/2001                                       4.58
 3/20/2001                                       4.52
 3/21/2001                                       4.49
 3/22/2001                                       4.44
 3/23/2001                                       4.52
 3/26/2001                                       4.56
 3/27/2001                                       4.73
 3/28/2001                                       4.68
 3/29/2001                                       4.67
 3/30/2001                                       4.62
  4/2/2001                                       4.66
  4/3/2001                                       4.60
  4/4/2001                                       4.58
  4/5/2001                                       4.63
  4/6/2001                                       4.52
  4/9/2001                                       4.56
 4/10/2001                                       4.70
 4/11/2001                                       4.75
 4/12/2001                                       4.83
 4/13/2001                                       4.83
 4/16/2001                                       4.94
 4/17/2001                                       4.87
 4/18/2001                                       4.75
 4/19/2001                                       4.86
 4/20/2001                                       4.88
 4/23/2001                                       4.78
 4/24/2001                                       4.78
 4/25/2001                                       4.88
 4/26/2001                                       4.79
 4/27/2001                                       4.94
 4/30/2001                                       4.97
  5/1/2001                                       4.94
  5/2/2001                                       4.95
  5/3/2001                                       4.87
  5/4/2001                                       4.83
  5/7/2001                                       4.82
  5/8/2001                                       4.68
  5/9/2001                                       4.65
 5/10/2001                                       4.76
 5/11/2001                                       4.99
 5/14/2001                                       4.94
 5/15/2001                                       4.95
 5/16/2001                                       4.95
 5/17/2001                                       4.99
 5/18/2001                                       4.99
 5/21/2001                                       4.99
 5/22/2001                                       4.99
 5/23/2001                                       4.96
 5/24/2001                                       5.05
 5/25/2001                                       5.04
 5/28/2001                                       5.04
 5/29/2001                                       5.06
 5/30/2001                                       5.07
 5/31/2001                                       4.94
  6/1/2001                                       4.94
  6/4/2001                                       4.93
  6/5/2001                                       4.84
  6/6/2001                                       4.83
  6/7/2001                                       4.88
  6/8/2001                                       4.93
 6/11/2001                                       4.87
 6/12/2001                                       4.82
 6/13/2001                                       4.81
 6/14/2001                                       4.76
 6/15/2001                                       4.74
 6/18/2001                                       4.73
 6/19/2001                                       4.72
 6/20/2001                                       4.72
 6/21/2001                                       4.70
 6/22/2001                                       4.63
 6/25/2001                                       4.65
 6/26/2001                                       4.74
 6/27/2001                                       4.82
 6/28/2001                                       4.92
 6/29/2001                                       4.97
  7/2/2001                                       4.88
  7/3/2001                                       4.91
  7/4/2001                                       4.91
  7/5/2001                                       4.95
  7/6/2001                                       4.90
  7/9/2001                                       4.88
 7/10/2001                                       4.82
 7/11/2001                                       4.81
 7/12/2001                                       4.80
 7/13/2001                                       4.82
 7/16/2001                                       4.76
 7/17/2001                                       4.78
 7/18/2001                                       4.66
 7/19/2001                                       4.69
 7/20/2001                                       4.70
 7/23/2001                                       4.68
 7/24/2001                                       4.67
 7/25/2001                                       4.74
 7/26/2001                                       4.71
 7/27/2001                                       4.64
 7/30/2001                                       4.63
 7/31/2001                                       4.57
  8/1/2001                                       4.62
  8/2/2001                                       4.69
  8/3/2001                                       4.72
  8/6/2001                                       4.71
  8/7/2001                                       4.72
  8/8/2001                                       4.61
  8/9/2001                                       4.66
 8/10/2001                                       4.61
 8/13/2001                                       4.57
 8/14/2001                                       4.59
 8/15/2001                                       4.62
 8/16/2001                                       4.58
 8/17/2001                                       4.49
 8/20/2001                                       4.55
 8/21/2001                                       4.50
 8/22/2001                                       4.53
 8/23/2001                                       4.52
 8/24/2001                                       4.55
 8/27/2001                                       4.57
 8/28/2001                                       4.48
 8/29/2001                                       4.43
 8/30/2001                                       4.42
 8/31/2001                                       4.46
  9/3/2001                                       4.46
  9/4/2001                                       4.63
  9/5/2001                                       4.61
  9/6/2001                                       4.48
  9/7/2001                                       4.39
 9/10/2001                                       4.41
 9/11/2001                                       4.41
 9/12/2001                                       4.41
 9/13/2001                                       4.03
 9/14/2001                                       3.92
 9/17/2001                                       3.99
 9/18/2001                                       4.01
 9/19/2001                                       3.90
 9/20/2001                                       3.97
 9/21/2001                                       3.94
 9/24/2001                                       4.00
 9/25/2001                                       3.97
 9/26/2001                                       3.91
 9/27/2001                                       3.87
 9/28/2001                                       3.93
 10/1/2001                                       3.90
 10/2/2001                                       3.87
 10/3/2001                                       3.86
 10/4/2001                                       3.88
 10/5/2001                                       3.87
 10/8/2001                                       3.87
 10/9/2001                                       3.96
10/10/2001                                       3.96
10/11/2001                                       4.03
10/12/2001                                       4.01
10/15/2001                                       3.97
10/16/2001                                       3.93
10/17/2001                                       3.93
10/18/2001                                       3.93
10/19/2001                                       3.96
10/22/2001                                       3.98
10/23/2001                                       4.01
10/24/2001                                       3.96
10/25/2001                                       3.89
10/26/2001                                       3.88
10/29/2001                                       3.82
10/30/2001                                       3.76
10/31/2001                                       3.66
 11/1/2001                                       3.66
 11/2/2001                                       3.77
 11/5/2001                                       3.71
 11/6/2001                                       3.54
 11/7/2001                                       3.47
 11/8/2001                                       3.58
 11/9/2001                                       3.62
11/12/2001                                       3.62
11/13/2001                                       3.69
11/14/2001                                       3.83
11/15/2001                                       4.10
11/16/2001                                       4.24
11/19/2001                                       4.12
11/20/2001                                       4.17
11/21/2001                                       4.31
11/22/2001                                       4.31
11/23/2001                                       4.40
11/26/2001                                       4.41
11/27/2001                                       4.32
11/28/2001                                       4.33
11/29/2001                                       4.10
11/30/2001                                       4.08
 12/3/2001                                       4.04
 12/4/2001                                       3.99
 12/5/2001                                       4.24
 12/6/2001                                       4.38
 12/7/2001                                       4.50
12/10/2001                                       4.46
12/11/2001                                       4.38
12/12/2001                                       4.29
12/13/2001                                       4.40
12/14/2001                                       4.52
12/17/2001                                       4.54
12/18/2001                                       4.46
12/19/2001                                       4.38
12/20/2001                                       4.42
12/21/2001                                       4.45
12/24/2001                                       4.49
12/25/2001                                       4.49
12/26/2001                                       4.55
12/27/2001                                       4.46
12/28/2001                                       4.46
12/31/2001                                       4.38
  1/1/2002                                       4.38
  1/2/2002                                       4.52
  1/3/2002                                       4.48
  1/4/2002                                       4.50
  1/7/2002                                       4.39
  1/8/2002                                       4.39
  1/9/2002                                       4.38
 1/10/2002                                       4.27
 1/11/2002                                       4.14
 1/14/2002                                       4.15
 1/15/2002                                       4.14
 1/16/2002                                       4.16
 1/17/2002                                       4.28
 1/18/2002                                       4.23
 1/21/2002                                       4.23
 1/22/2002                                       4.27
 1/23/2002                                       4.36
 1/24/2002                                       4.40
 1/25/2002                                       4.46
 1/28/2002                                       4.48
 1/29/2002                                       4.35
 1/30/2002                                       4.37
 1/31/2002                                       4.42
  2/1/2002                                       4.37
  2/4/2002                                       4.29
  2/5/2002                                       4.29
  2/6/2002                                       4.30
  2/7/2002                                       4.33
  2/8/2002                                       4.28
 2/11/2002                                       4.29
 2/12/2002                                       4.36
 2/13/2002                                       4.40
 2/14/2002                                       4.35
 2/15/2002                                       4.27
 2/18/2002                                       4.27
 2/19/2002                                       4.28
 2/20/2002                                       4.28
 2/21/2002                                       4.27
 2/22/2002                                       4.23
 2/25/2002                                       4.26
 2/26/2002                                       4.33
 2/27/2002                                       4.22
 2/28/2002                                       4.27
  3/1/2002                                       4.43
  3/4/2002                                       4.43
  3/5/2002                                       4.44
  3/6/2002                                       4.45
  3/7/2002                                       4.65
  3/8/2002                                       4.77
 3/11/2002                                       4.77
 3/12/2002                                       4.75
 3/13/2002                                       4.69
 3/14/2002                                       4.83
 3/15/2002                                       4.80
 3/18/2002                                       4.79
 3/19/2002                                       4.78
 3/20/2002                                       4.87
 3/21/2002                                       4.88
 3/22/2002                                       4.90
 3/25/2002                                       4.92
 3/26/2002                                       4.85
 3/27/2002                                       4.85
 3/28/2002                                       4.91
 3/29/2002                                       4.91
  4/1/2002                                       4.93
  4/2/2002                                       4.84
  4/3/2002                                       4.76
  4/4/2002                                       4.76
  4/5/2002                                       4.68
  4/8/2002                                       4.70
  4/9/2002                                       4.67
 4/10/2002                                       4.68
 4/11/2002                                       4.66
 4/12/2002                                       4.60
 4/15/2002                                       4.57
 4/16/2002                                       4.62
 4/17/2002                                       4.64
 4/18/2002                                       4.64
 4/19/2002                                       4.62
 4/22/2002                                       4.62
 4/23/2002                                       4.62
 4/24/2002                                       4.53
 4/25/2002                                       4.52
 4/26/2002                                       4.49
 4/29/2002                                       4.55
 4/30/2002                                       4.53
  5/1/2002                                       4.49
  5/2/2002                                       4.54
  5/3/2002                                       4.48
  5/6/2002                                       4.50
  5/7/2002                                       4.43
  5/8/2002                                       4.58
  5/9/2002                                       4.53
 5/10/2002                                       4.46
 5/13/2002                                       4.54
 5/14/2002                                       4.64
 5/15/2002                                       4.59
 5/16/2002                                       4.52
 5/17/2002                                       4.60
 5/20/2002                                       4.53
 5/21/2002                                       4.49
 5/22/2002                                       4.43
 5/23/2002                                       4.46
 5/24/2002                                       4.47
 5/27/2002                                       4.47
 5/28/2002                                       4.46
 5/29/2002                                       4.41
 5/30/2002                                       4.36
 5/31/2002                                       4.37
  6/3/2002                                       4.36
  6/4/2002                                       4.31
  6/5/2002                                       4.35
  6/6/2002                                       4.30
  6/7/2002                                       4.36
 6/10/2002                                       4.34
 6/11/2002                                       4.29
 6/12/2002                                       4.24
 6/13/2002                                       4.20
 6/14/2002                                       4.10
 6/17/2002                                       4.14
 6/18/2002                                       4.13
 6/19/2002                                       4.01
 6/20/2002                                       4.11
 6/21/2002                                       4.06
 6/24/2002                                       4.13
 6/25/2002                                       4.13
 6/26/2002                                       3.99
 6/27/2002                                       4.08
 6/28/2002                                       4.09
  7/1/2002                                       4.08
  7/2/2002                                       3.99
  7/3/2002                                       4.00
  7/4/2002                                       4.00
  7/5/2002                                       4.13
  7/8/2002                                       4.07
  7/9/2002                                       3.98
 7/10/2002                                       3.85
 7/11/2002                                       3.86
 7/12/2002                                       3.82
 7/15/2002                                       3.85
 7/16/2002                                       3.93
 7/17/2002                                       3.89
 7/18/2002                                       3.82
 7/19/2002                                       3.76
 7/22/2002                                       3.65
 7/23/2002                                       3.59
 7/24/2002                                       3.60
 7/25/2002                                       3.51
 7/26/2002                                       3.46
 7/29/2002                                       3.68
 7/30/2002                                       3.71
 7/31/2002                                       3.53
  8/1/2002                                       3.46
  8/2/2002                                       3.27
  8/5/2002                                       3.21
  8/6/2002                                       3.36
  8/7/2002                                       3.24
  8/8/2002                                       3.35
  8/9/2002                                       3.28
 8/12/2002                                       3.24
 8/13/2002                                       3.15
 8/14/2002                                       3.19
 8/15/2002                                       3.28
 8/16/2002                                       3.41
 8/19/2002                                       3.40
 8/20/2002                                       3.25
 8/21/2002                                       3.28
 8/22/2002                                       3.37
 8/23/2002                                       3.31
 8/26/2002                                       3.29
 8/27/2002                                       3.37
 8/28/2002                                       3.31
 8/29/2002                                       3.24
 8/30/2002                                       3.22
  9/2/2002                                       3.22
  9/3/2002                                       3.04
  9/4/2002                                       3.02
  9/5/2002                                       2.95
  9/6/2002                                       3.10
  9/9/2002                                       3.11
 9/10/2002                                       3.08
 9/11/2002                                       3.15
 9/12/2002                                       3.07
 9/13/2002                                       3.00
 9/16/2002                                       3.00
 9/17/2002                                       2.97
 9/18/2002                                       2.96
 9/19/2002                                       2.87
 9/20/2002                                       2.86
 9/23/2002                                       2.76
 9/24/2002                                       2.76
 9/25/2002                                       2.83
 9/26/2002                                       2.86
 9/27/2002                                       2.74
 9/30/2002                                       2.63
 10/1/2002                                       2.75
 10/2/2002                                       2.74
 10/3/2002                                       2.74
 10/4/2002                                       2.73
 10/7/2002                                       2.67
 10/8/2002                                       2.70
 10/9/2002                                       2.65
10/10/2002                                       2.68
10/11/2002                                       2.83
10/14/2002                                       2.83
10/15/2002                                       3.11
10/16/2002                                       3.11
10/17/2002                                       3.20
10/18/2002                                       3.17
10/21/2002                                       3.28
10/22/2002                                       3.29
10/23/2002                                       3.26
10/24/2002                                       3.18
10/25/2002                                       3.10
10/28/2002                                       3.03
10/29/2002                                       2.89
10/30/2002                                       2.87
10/31/2002                                       2.81
 11/1/2002                                       2.92
 11/4/2002                                       3.00
 11/5/2002                                       3.00
 11/6/2002                                       3.01
 11/7/2002                                       2.86
 11/8/2002                                       2.87
11/11/2002                                       2.87
11/12/2002                                       2.83
11/13/2002                                       2.82
11/14/2002                                       3.01
11/15/2002                                       3.05
11/18/2002                                       3.04
11/19/2002                                       3.02
11/20/2002                                       3.13
11/21/2002                                       3.20
11/22/2002                                       3.26
11/25/2002                                       3.26
11/26/2002                                       3.14
11/27/2002                                       3.34
11/28/2002                                       3.34
11/29/2002                                       3.28
 12/2/2002                                       3.31
 12/3/2002                                       3.33
 12/4/2002                                       3.25
 12/5/2002                                       3.19
 12/6/2002                                       3.13
 12/9/2002                                       3.08
12/10/2002                                       3.07
12/11/2002                                       3.02
12/12/2002                                       3.03
12/13/2002                                       3.08
12/16/2002                                       3.14
12/17/2002                                       3.11
12/18/2002                                       3.03
12/19/2002                                       2.91
12/20/2002                                       2.93
12/23/2002                                       2.95
12/24/2002                                       2.92
12/25/2002                                       2.92
12/26/2002                                       2.89
12/27/2002                                       2.79
12/30/2002                                       2.76
12/31/2002                                       2.78
  1/1/2003                                       2.78
  1/2/2003                                       3.05
  1/3/2003                                       3.03
  1/6/2003                                       3.10
  1/7/2003                                       3.04
  1/8/2003                                       3.01
  1/9/2003                                       3.23
 1/10/2003                                       3.20
 1/13/2003                                       3.17
 1/14/2003                                       3.10
 1/15/2003                                       3.10
 1/16/2003                                       3.11
 1/17/2003                                       3.05
 1/20/2003                                       3.05
 1/21/2003                                       3.00
 1/22/2003                                       2.94
 1/23/2003                                       2.97
 1/24/2003                                       2.93
 1/27/2003                                       2.97
 1/28/2003                                       2.99
 1/29/2003                                       3.07
 1/30/2003                                       3.02
 1/31/2003                                       3.02
  2/3/2003                                       3.05
  2/4/2003                                       2.99
  2/5/2003                                       3.07
  2/6/2003                                       3.02
  2/7/2003                                       2.97
 2/10/2003                                       3.03
 2/11/2003                                       3.00
 2/12/2003                                       2.92
 2/13/2003                                       2.85
 2/14/2003                                       2.91
 2/17/2003                                       2.91
 2/18/2003                                       2.92
 2/19/2003                                       2.87
 2/20/2003                                       2.82
 2/21/2003                                       2.86
 2/24/2003                                       2.82
 2/25/2003                                       2.77
 2/26/2003                                       2.75
 2/27/2003                                       2.75
 2/28/2003                                       2.69
  3/3/2003                                       2.66
  3/4/2003                                       2.62
  3/5/2003                                       2.58
  3/6/2003                                       2.63
  3/7/2003                                       2.56
 3/10/2003                                       2.51
 3/11/2003                                       2.54
 3/12/2003                                       2.57
 3/13/2003                                       2.75
 3/14/2003                                       2.72
 3/17/2003                                       2.82
 3/18/2003                                       2.93
 3/19/2003                                       2.98
 3/20/2003                                       3.02
 3/21/2003                                       3.12
 3/24/2003                                       2.98
 3/25/2003                                       2.97
 3/26/2003                                       2.94
 3/27/2003                                       2.92
 3/28/2003                                       2.86
 3/31/2003                                       2.78
  4/1/2003                                       2.78
  4/2/2003                                       2.89
  4/3/2003                                       2.87
  4/4/2003                                       2.88
  4/7/2003                                       2.99
  4/8/2003                                       2.91
  4/9/2003                                       2.87
 4/10/2003                                       2.89
 4/11/2003                                       2.95
 4/14/2003                                       3.02
 4/15/2003                                       2.96
 4/16/2003                                       2.95
 4/17/2003                                       2.99
 4/18/2003                                       2.99
 4/21/2003                                       3.03
 4/22/2003                                       3.01
 4/23/2003                                       3.02
 4/24/2003                                       2.92
 4/25/2003                                       2.88
 4/28/2003                                       2.90
 4/29/2003                                       2.94
 4/30/2003                                       2.85
  5/1/2003                                       2.82
  5/2/2003                                       2.90
  5/5/2003                                       2.87
  5/6/2003                                       2.76
  5/7/2003                                       2.64
  5/8/2003                                       2.62
  5/9/2003                                       2.61
 5/12/2003                                       2.58
 5/13/2003                                       2.58
 5/14/2003                                       2.47
 5/15/2003                                       2.52
 5/16/2003                                       2.43
 5/19/2003                                       2.41
 5/20/2003                                       2.34
 5/21/2003                                       2.37
 5/22/2003                                       2.32
 5/23/2003                                       2.33
 5/26/2003                                       2.33
 5/27/2003                                       2.34
 5/28/2003                                       2.35
 5/29/2003                                       2.27
 5/30/2003                                       2.30
  6/2/2003                                       2.37
  6/3/2003                                       2.25
  6/4/2003                                       2.19
  6/5/2003                                       2.25
  6/6/2003                                       2.29
  6/9/2003                                       2.20
 6/10/2003                                       2.12
 6/11/2003                                       2.16
 6/12/2003                                       2.10
 6/13/2003                                       2.08
 6/16/2003                                       2.14
 6/17/2003                                       2.26
 6/18/2003                                       2.34
 6/19/2003                                       2.28
 6/20/2003                                       2.31
 6/23/2003                                       2.24
 6/24/2003                                       2.21
 6/25/2003                                       2.32
 6/26/2003                                       2.49
 6/27/2003                                       2.52
 6/30/2003                                       2.46
  7/1/2003                                       2.48
  7/2/2003                                       2.47
  7/3/2003                                       2.55
  7/4/2003                                       2.55
  7/7/2003                                       2.63
  7/8/2003                                       2.65
  7/9/2003                                       2.63
 7/10/2003                                       2.59
 7/11/2003                                       2.52
 7/14/2003                                       2.60
 7/15/2003                                       2.81
 7/16/2003                                       2.87
 7/17/2003                                       2.88
 7/18/2003                                       2.93
 7/21/2003                                       3.10
 7/22/2003                                       3.07
 7/23/2003                                       3.04
 7/24/2003                                       3.08
 7/25/2003                                       3.10
 7/28/2003                                       3.21
 7/29/2003                                       3.33
 7/30/2003                                       3.27
 7/31/2003                                       3.38
  8/1/2003                                       3.37
  8/4/2003                                       3.24
  8/5/2003                                       3.37
  8/6/2003                                       3.25
  8/7/2003                                       3.19
  8/8/2003                                       3.17
 8/11/2003                                       3.26
 8/12/2003                                       3.23
 8/13/2003                                       3.43
 8/14/2003                                       3.42
 8/15/2003                                       3.42
 8/18/2003                                       3.37
 8/19/2003                                       3.27
 8/20/2003                                       3.35
 8/21/2003                                       3.51
 8/22/2003                                       3.47
 8/25/2003                                       3.52
 8/26/2003                                       3.50
 8/27/2003                                       3.55
 8/28/2003                                       3.42
 8/29/2003                                       3.46
  9/1/2003                                       3.46
  9/2/2003                                       3.63
  9/3/2003                                       3.61
  9/4/2003                                       3.50
  9/5/2003                                       3.28
  9/8/2003                                       3.32
  9/9/2003                                       3.28
 9/10/2003                                       3.18
 9/11/2003                                       3.24
 9/12/2003                                       3.15
 9/15/2003                                       3.12
 9/16/2003                                       3.12
 9/17/2003                                       3.06
 9/18/2003                                       3.09
 9/19/2003                                       3.11
 9/22/2003                                       3.16
 9/23/2003                                       3.13
 9/24/2003                                       3.07
 9/25/2003                                       3.05
 9/26/2003                                       2.95
 9/29/2003                                       2.98
 9/30/2003                                       2.85
 10/1/2003                                       2.84
 10/2/2003                                       2.90
 10/3/2003                                       3.12
 10/6/2003                                       3.06
 10/7/2003                                       3.15
 10/8/2003                                       3.14
 10/9/2003                                       3.17
10/10/2003                                       3.15
10/13/2003                                       3.15
10/14/2003                                       3.23
10/15/2003                                       3.30
10/16/2003                                       3.40
10/17/2003                                       3.33
10/20/2003                                       3.33
10/21/2003                                       3.31
10/22/2003                                       3.21
10/23/2003                                       3.24
10/24/2003                                       3.13
10/27/2003                                       3.21
10/28/2003                                       3.11
10/29/2003                                       3.20
10/30/2003                                       3.29
10/31/2003                                       3.27
 11/3/2003                                       3.34
 11/4/2003                                       3.28
 11/5/2003                                       3.35
 11/6/2003                                       3.43
 11/7/2003                                       3.47
11/10/2003                                       3.49
11/11/2003                                       3.49
11/12/2003                                       3.45
11/13/2003                                       3.29
11/14/2003                                       3.19
11/17/2003                                       3.14
11/18/2003                                       3.14
11/19/2003                                       3.22
11/20/2003                                       3.14
11/21/2003                                       3.15
11/24/2003                                       3.24
11/25/2003                                       3.20
11/26/2003                                       3.27
11/27/2003                                       3.27
11/28/2003                                       3.38
 12/1/2003                                       3.46
 12/2/2003                                       3.43
 12/3/2003                                       3.46
 12/4/2003                                       3.42
 12/5/2003                                       3.23
 12/8/2003                                       3.28
 12/9/2003                                       3.33
12/10/2003                                       3.28
12/11/2003                                       3.21
12/12/2003                                       3.23
12/15/2003                                       3.26
12/16/2003                                       3.21
12/17/2003                                       3.18
12/18/2003                                       3.17
12/19/2003                                       3.16
12/22/2003                                       3.19
12/23/2003                                       3.30
12/24/2003                                       3.20
12/25/2003                                       3.20
12/26/2003                                       3.17
12/29/2003                                       3.23
12/30/2003                                       3.26
12/31/2003                                       3.25
  1/1/2004                                       3.25
  1/2/2004                                       3.36
  1/5/2004                                       3.39
  1/6/2004                                       3.26
  1/7/2004                                       3.25
  1/8/2004                                       3.24
  1/9/2004                                       3.05
 1/12/2004                                       3.04
 1/13/2004                                       2.98
 1/14/2004                                       2.96
 1/15/2004                                       2.97
 1/16/2004                                       3.03
 1/19/2004                                       3.03
 1/20/2004                                       3.05
 1/21/2004                                       3.02
 1/22/2004                                       2.96
 1/23/2004                                       3.06
 1/26/2004                                       3.13
 1/27/2004                                       3.07
 1/28/2004                                       3.22
 1/29/2004                                       3.22
 1/30/2004                                       3.17
  2/2/2004                                       3.18
  2/3/2004                                       3.12
  2/4/2004                                       3.15
  2/5/2004                                       3.21
  2/6/2004                                       3.12
  2/9/2004                                       3.08
 2/10/2004                                       3.13
 2/11/2004                                       3.03
 2/12/2004                                       3.07
 2/13/2004                                       3.01
 2/16/2004                                       3.01
 2/17/2004                                       3.02
 2/18/2004                                       3.03
 2/19/2004                                       3.02
 2/20/2004                                       3.08
 2/23/2004                                       3.03
 2/24/2004                                       3.01
 2/25/2004                                       2.98
 2/26/2004                                       3.01
 2/27/2004                                       3.01
  3/1/2004                                       2.98
  3/2/2004                                       3.04
  3/3/2004                                       3.06
  3/4/2004                                       3.02
  3/5/2004                                       2.81
  3/8/2004                                       2.74
  3/9/2004                                       2.68
 3/10/2004                                       2.71
 3/11/2004                                       2.72
 3/12/2004                                       2.73
 3/15/2004                                       2.74
 3/16/2004                                       2.65
 3/17/2004                                       2.66
 3/18/2004                                       2.72
 3/19/2004                                       2.75
 3/22/2004                                       2.69
 3/23/2004                                       2.69
 3/24/2004                                       2.68
 3/25/2004                                       2.70
 3/26/2004                                       2.81
 3/29/2004                                       2.86
 3/30/2004                                       2.86
 3/31/2004                                       2.80
  4/1/2004                                       2.87
  4/2/2004                                       3.15
  4/5/2004                                       3.24
  4/6/2004                                       3.19
  4/7/2004                                       3.19
  4/8/2004                                       3.22
  4/9/2004                                       3.22
 4/12/2004                                       3.26
 4/13/2004                                       3.37
 4/14/2004                                       3.44
 4/15/2004                                       3.45
 4/16/2004                                       3.39
 4/19/2004                                       3.42
 4/20/2004                                       3.45
 4/21/2004                                       3.52
 4/22/2004                                       3.46
 4/23/2004                                       3.58
 4/26/2004                                       3.57
 4/27/2004                                       3.52
 4/28/2004                                       3.60
 4/29/2004                                       3.66
 4/30/2004                                       3.63
  5/3/2004                                       3.63
  5/4/2004                                       3.66
  5/5/2004                                       3.71
  5/6/2004                                       3.72
  5/7/2004                                       3.96
 5/10/2004                                       3.95
 5/11/2004                                       3.94
 5/12/2004                                       3.96
 5/13/2004                                       4.01
 5/14/2004                                       3.92
 5/17/2004                                       3.83
 5/18/2004                                       3.87
 5/19/2004                                       3.93
 5/20/2004                                       3.86
 5/21/2004                                       3.91
 5/24/2004                                       3.90
 5/25/2004                                       3.89
 5/26/2004                                       3.81
 5/27/2004                                       3.74
 5/28/2004                                       3.81
 5/31/2004                                       3.81
  6/1/2004                                       3.86
  6/2/2004                                       3.91
  6/3/2004                                       3.89
  6/4/2004                                       3.97
  6/7/2004                                       3.95
  6/8/2004                                       3.96
  6/9/2004                                       4.01
 6/10/2004                                       4.00
 6/11/2004                                       4.00
 6/14/2004                                       4.10
 6/15/2004                                       3.90
 6/16/2004                                       3.96
 6/17/2004                                       3.93
 6/18/2004                                       3.94
 6/21/2004                                       3.91
 6/22/2004                                       3.92
 6/23/2004                                       3.90
 6/24/2004                                       3.85
 6/25/2004                                       3.85
 6/28/2004                                       3.97
 6/29/2004                                       3.92
 6/30/2004                                       3.81
  7/1/2004                                       3.74
  7/2/2004                                       3.62
  7/5/2004                                       3.62
  7/6/2004                                       3.65
  7/7/2004                                       3.67
  7/8/2004                                       3.65
  7/9/2004                                       3.64
 7/12/2004                                       3.62
 7/13/2004                                       3.66
 7/14/2004                                       3.68
 7/15/2004                                       3.69
 7/16/2004                                       3.56
 7/19/2004                                       3.57
 7/20/2004                                       3.68
 7/21/2004                                       3.72
 7/22/2004                                       3.71
 7/23/2004                                       3.69
 7/26/2004                                       3.73
 7/27/2004                                       3.85
 7/28/2004                                       3.82
 7/29/2004                                       3.80
 7/30/2004                                       3.71
  8/2/2004                                       3.68
  8/3/2004                                       3.67
  8/4/2004                                       3.66
  8/5/2004                                       3.64
  8/6/2004                                       3.40
  8/9/2004                                       3.45
 8/10/2004                                       3.52
 8/11/2004                                       3.51
 8/12/2004                                       3.47
 8/13/2004                                       3.42
 8/16/2004                                       3.45
 8/17/2004                                       3.39
 8/18/2004                                       3.41
 8/19/2004                                       3.39
 8/20/2004                                       3.42
 8/23/2004                                       3.46
 8/24/2004                                       3.46
 8/25/2004                                       3.46
 8/26/2004                                       3.42
 8/27/2004                                       3.43
 8/30/2004                                       3.40
 8/31/2004                                       3.33
  9/1/2004                                       3.32
  9/2/2004                                       3.40
  9/3/2004                                       3.52
  9/6/2004                                       3.52
  9/7/2004                                       3.48
  9/8/2004                                       3.40
  9/9/2004                                       3.41
 9/10/2004                                       3.40
 9/13/2004                                       3.38
 9/14/2004                                       3.35
 9/15/2004                                       3.39
 9/16/2004                                       3.29
 9/17/2004                                       3.35
 9/20/2004                                       3.28
 9/21/2004                                       3.28
 9/22/2004                                       3.26
 9/23/2004                                       3.30
 9/24/2004                                       3.33
 9/27/2004                                       3.29
 9/28/2004                                       3.28
 9/29/2004                                       3.37
 9/30/2004                                       3.38
 10/1/2004                                       3.44
 10/4/2004                                       3.44
 10/5/2004                                       3.44
 10/6/2004                                       3.51
 10/7/2004                                       3.53
 10/8/2004                                       3.39
10/11/2004                                       3.39
10/12/2004                                       3.35
10/13/2004                                       3.32
10/14/2004                                       3.26
10/15/2004                                       3.31
10/18/2004                                       3.31
10/19/2004                                       3.32
10/20/2004                                       3.26
10/21/2004                                       3.29
10/22/2004                                       3.26
10/25/2004                                       3.25
10/26/2004                                       3.26
10/27/2004                                       3.37
10/28/2004                                       3.34
10/29/2004                                       3.30
 11/1/2004                                       3.36
 11/2/2004                                       3.34
 11/3/2004                                       3.35
 11/4/2004                                       3.37
 11/5/2004                                       3.51
 11/8/2004                                       3.51
 11/9/2004                                       3.53
11/10/2004                                       3.56
11/11/2004                                       3.56
11/12/2004                                       3.53
11/15/2004                                       3.53
11/16/2004                                       3.56
11/17/2004                                       3.47
11/18/2004                                       3.48
11/19/2004                                       3.57
11/22/2004                                       3.56
11/23/2004                                       3.58
11/24/2004                                       3.61
11/25/2004                                       3.61
11/26/2004                                       3.64
11/29/2004                                       3.72
11/30/2004                                       3.72
 12/1/2004                                       3.72
 12/2/2004                                       3.75
 12/3/2004                                       3.61
 12/6/2004                                       3.59
 12/7/2004                                       3.60
 12/8/2004                                       3.53
 12/9/2004                                       3.54
12/10/2004                                       3.52
12/13/2004                                       3.54
12/14/2004                                       3.53
12/15/2004                                       3.48
12/16/2004                                       3.58
12/17/2004                                       3.59
12/20/2004                                       3.59
12/21/2004                                       3.57
12/22/2004                                       3.57
12/23/2004                                       3.58
12/24/2004                                       3.58
12/27/2004                                       3.65
12/28/2004                                       3.66
12/29/2004                                       3.69
12/30/2004                                       3.64
12/31/2004                                       3.63
  1/3/2005                                       3.64
  1/4/2005                                       3.72
  1/5/2005                                       3.73
  1/6/2005                                       3.71
  1/7/2005                                       3.73
 1/10/2005                                       3.75
 1/11/2005                                       3.73
 1/12/2005                                       3.72
 1/13/2005                                       3.68
 1/14/2005                                       3.71
 1/17/2005                                       3.71
 1/18/2005                                       3.72
 1/19/2005                                       3.73
 1/20/2005                                       3.68
 1/21/2005                                       3.65
 1/24/2005                                       3.65
 1/25/2005                                       3.71
 1/26/2005                                       3.73
 1/27/2005                                       3.75
 1/28/2005                                       3.69
 1/31/2005                                       3.71
  2/1/2005                                       3.71
  2/2/2005                                       3.73
  2/3/2005                                       3.76
  2/4/2005                                       3.68
  2/7/2005                                       3.67
  2/8/2005                                       3.68
  2/9/2005                                       3.58
 2/10/2005                                       3.65
 2/11/2005                                       3.70
 2/14/2005                                       3.70
 2/15/2005                                       3.71
 2/16/2005                                       3.78
 2/17/2005                                       3.78
 2/18/2005                                       3.86
 2/21/2005                                       3.86
 2/22/2005                                       3.88
 2/23/2005                                       3.87
 2/24/2005                                       3.91
 2/25/2005                                       3.91
 2/28/2005                                       4.00
  3/1/2005                                       4.02
  3/2/2005                                       4.00
  3/3/2005                                       4.02
  3/4/2005                                       3.97
  3/7/2005                                       3.99
  3/8/2005                                       4.05
  3/9/2005                                       4.16
 3/10/2005                                       4.13
 3/11/2005                                       4.22
 3/14/2005                                       4.20
 3/15/2005                                       4.22
 3/16/2005                                       4.18
 3/17/2005                                       4.14
 3/18/2005                                       4.18
 3/21/2005                                       4.18
 3/22/2005                                       4.31
 3/23/2005                                       4.30
 3/24/2005                                       4.30
 3/25/2005                                       4.30
 3/28/2005                                       4.33
 3/29/2005                                       4.30
 3/30/2005                                       4.26
 3/31/2005                                       4.18
  4/1/2005                                       4.13
  4/4/2005                                       4.13
  4/5/2005                                       4.15
  4/6/2005                                       4.09
  4/7/2005                                       4.13
  4/8/2005                                       4.17
 4/11/2005                                       4.13
 4/12/2005                                       4.05
 4/13/2005                                       4.03
 4/14/2005                                       3.99
 4/15/2005                                       3.90
 4/18/2005                                       3.90
 4/19/2005                                       3.85
 4/20/2005                                       3.86
 4/21/2005                                       3.97
 4/22/2005                                       3.92
 4/25/2005                                       3.94
 4/26/2005                                       3.96
 4/27/2005                                       3.92
 4/28/2005                                       3.85
 4/29/2005                                       3.90
  5/2/2005                                       3.88
  5/3/2005                                       3.90
  5/4/2005                                       3.87
  5/5/2005                                       3.82
  5/6/2005                                       3.95
  5/9/2005                                       3.99
 5/10/2005                                       3.93
 5/11/2005                                       3.91
 5/12/2005                                       3.87
 5/13/2005                                       3.83
 5/16/2005                                       3.83
 5/17/2005                                       3.82
 5/18/2005                                       3.77
 5/19/2005                                       3.84
 5/20/2005                                       3.88
 5/23/2005                                       3.83
 5/24/2005                                       3.78
 5/25/2005                                       3.81
 5/26/2005                                       3.82
 5/27/2005                                       3.82
 5/30/2005                                       3.82
 5/31/2005                                       3.76
  6/1/2005                                       3.63
  6/2/2005                                       3.65
  6/3/2005                                       3.73
  6/6/2005                                       3.73
  6/7/2005                                       3.70
  6/8/2005                                       3.73
  6/9/2005                                       3.76
 6/10/2005                                       3.84
 6/13/2005                                       3.87
 6/14/2005                                       3.89
 6/15/2005                                       3.90
 6/16/2005                                       3.87
 6/17/2005                                       3.88
 6/20/2005                                       3.88
 6/21/2005                                       3.84
 6/22/2005                                       3.72
 6/23/2005                                       3.74
 6/24/2005                                       3.69
 6/27/2005                                       3.69
 6/28/2005                                       3.76
 6/29/2005                                       3.77
 6/30/2005                                       3.72
  7/1/2005                                       3.84
  7/4/2005                                       3.84
  7/5/2005                                       3.90
  7/6/2005                                       3.86
  7/7/2005                                       3.83
  7/8/2005                                       3.89
 7/11/2005                                       3.91
 7/12/2005                                       3.94
 7/13/2005                                       3.96
 7/14/2005                                       3.98
 7/15/2005                                       3.98
 7/18/2005                                       4.01
 7/19/2005                                       3.99
 7/20/2005                                       3.99
 7/21/2005                                       4.09
 7/22/2005                                       4.04
 7/25/2005                                       4.06
 7/26/2005                                       4.06
 7/27/2005                                       4.09
 7/28/2005                                       4.04
 7/29/2005                                       4.12
  8/1/2005                                       4.16
  8/2/2005                                       4.17
  8/3/2005                                       4.13
  8/4/2005                                       4.15
  8/5/2005                                       4.24
  8/8/2005                                       4.28
  8/9/2005                                       4.25
 8/10/2005                                       4.24
 8/11/2005                                       4.18
 8/12/2005                                       4.11
 8/15/2005                                       4.15
 8/16/2005                                       4.10
 8/17/2005                                       4.15
 8/18/2005                                       4.08
 8/19/2005                                       4.08
 8/22/2005                                       4.08
 8/23/2005                                       4.07
 8/24/2005                                       4.06
 8/25/2005                                       4.06
 8/26/2005                                       4.09
 8/29/2005                                       4.08
 8/30/2005                                       4.03
 8/31/2005                                       3.87
  9/1/2005                                       3.85
  9/2/2005                                       3.85
  9/5/2005                                       3.85
  9/6/2005                                       3.89
  9/7/2005                                       3.93
  9/8/2005                                       3.94
  9/9/2005                                       3.94
 9/12/2005                                       3.98
 9/13/2005                                       3.93
 9/14/2005                                       3.96
 9/15/2005                                       3.99
 9/16/2005                                       4.05
 9/19/2005                                       4.02
 9/20/2005                                       4.06
 9/21/2005                                       4.01
 9/22/2005                                       3.99
 9/23/2005                                       4.07
 9/26/2005                                       4.11
 9/27/2005                                       4.13
 9/28/2005                                       4.11
 9/29/2005                                       4.14
 9/30/2005                                       4.18
 10/3/2005                                       4.25
 10/4/2005                                       4.24
 10/5/2005                                       4.23
 10/6/2005                                       4.23
 10/7/2005                                       4.23
10/10/2005                                       4.23
10/11/2005                                       4.27
10/12/2005                                       4.32
10/13/2005                                       4.32
10/14/2005                                       4.34
10/17/2005                                       4.36
10/18/2005                                       4.34
10/19/2005                                       4.32
10/20/2005                                       4.33
10/21/2005                                       4.26
10/24/2005                                       4.32
10/25/2005                                       4.41
10/26/2005                                       4.46
10/27/2005                                       4.43
10/28/2005                                       4.46
10/31/2005                                       4.45
 11/1/2005                                       4.47
 11/2/2005                                       4.50
 11/3/2005                                       4.55
 11/4/2005                                       4.56
 11/7/2005                                       4.55
 11/8/2005                                       4.49
 11/9/2005                                       4.55
11/10/2005                                       4.49
11/11/2005                                       4.49
11/14/2005                                       4.54
11/15/2005                                       4.51
11/16/2005                                       4.43
11/17/2005                                       4.39
11/18/2005                                       4.43
11/21/2005                                       4.39
11/22/2005                                       4.34
11/23/2005                                       4.38
11/24/2005                                       4.38
11/25/2005                                       4.34
11/28/2005                                       4.32
11/29/2005                                       4.40
11/30/2005                                       4.42
 12/1/2005                                       4.45
 12/2/2005                                       4.45
 12/5/2005                                       4.50
 12/6/2005                                       4.42
 12/7/2005                                       4.43
 12/8/2005                                       4.36
 12/9/2005                                       4.44
12/12/2005                                       4.46
12/13/2005                                       4.44
12/14/2005                                       4.36
12/15/2005                                       4.38
12/16/2005                                       4.36
12/19/2005                                       4.37
12/20/2005                                       4.40
12/21/2005                                       4.42
12/22/2005                                       4.38
12/23/2005                                       4.32
12/26/2005                                       4.32
12/27/2005                                       4.30
12/28/2005                                       4.32
12/29/2005                                       4.33
12/30/2005                                       4.35
  1/2/2006                                       4.35
  1/3/2006                                       4.30
  1/4/2006                                       4.28
  1/5/2006                                       4.29
  1/6/2006                                       4.32
  1/9/2006                                       4.32
 1/10/2006                                       4.36
 1/11/2006                                       4.39
 1/12/2006                                       4.35
 1/13/2006                                       4.28
 1/16/2006                                       4.28
 1/17/2006                                       4.27
 1/18/2006                                       4.28
 1/19/2006                                       4.31
 1/20/2006                                       4.31
 1/23/2006                                       4.30
 1/24/2006                                       4.32
 1/25/2006                                       4.41
 1/26/2006                                       4.44
 1/27/2006                                       4.45
 1/30/2006                                       4.46
 1/31/2006                                       4.47
  2/1/2006                                       4.51
  2/2/2006                                       4.51
  2/3/2006                                       4.50
  2/6/2006                                       4.51
  2/7/2006                                       4.52
  2/8/2006                                       4.55
  2/9/2006                                       4.55
 2/10/2006                                       4.59
 2/13/2006                                       4.58
 2/14/2006                                       4.61
 2/15/2006                                       4.60
 2/16/2006                                       4.59
 2/17/2006                                       4.55
 2/20/2006                                       4.55
 2/21/2006                                       4.59
 2/22/2006                                       4.57
 2/23/2006                                       4.63
 2/24/2006                                       4.64
 2/27/2006                                       4.66
 2/28/2006                                       4.61
  3/1/2006                                       4.63
  3/2/2006                                       4.68
  3/3/2006                                       4.71
  3/6/2006                                       4.76
  3/7/2006                                       4.76
  3/8/2006                                       4.75
  3/9/2006                                       4.75
 3/10/2006                                       4.77
 3/13/2006                                       4.78
 3/14/2006                                       4.68
 3/15/2006                                       4.69
 3/16/2006                                       4.60
 3/17/2006                                       4.62
 3/20/2006                                       4.61
 3/21/2006                                       4.68
 3/22/2006                                       4.69
 3/23/2006                                       4.73
 3/24/2006                                       4.66
 3/27/2006                                       4.69
 3/28/2006                                       4.79
 3/29/2006                                       4.79
 3/30/2006                                       4.83
 3/31/2006                                       4.82
  4/3/2006                                       4.85
  4/4/2006                                       4.82
  4/5/2006                                       4.79
  4/6/2006                                       4.84
  4/7/2006                                       4.89
 4/10/2006                                       4.89
 4/11/2006                                       4.86
 4/12/2006                                       4.91
 4/13/2006                                       4.97
 4/14/2006                                       4.97
 4/17/2006                                       4.93
 4/18/2006                                       4.87
 4/19/2006                                       4.91
 4/20/2006                                       4.92
 4/21/2006                                       4.92
 4/24/2006                                       4.90
 4/25/2006                                       4.98
 4/26/2006                                       5.02
 4/27/2006                                       4.95
 4/28/2006                                       4.92
  5/1/2006                                       4.99
  5/2/2006                                       4.98
  5/3/2006                                       5.01
  5/4/2006                                       5.03
  5/5/2006                                       4.99
  5/8/2006                                       5.01
  5/9/2006                                       5.01
 5/10/2006                                       5.03
 5/11/2006                                       5.04
 5/12/2006                                       5.08
 5/15/2006                                       5.04
 5/16/2006                                       4.99
 5/17/2006                                       5.03
 5/18/2006                                       4.96
 5/19/2006                                       4.96
 5/22/2006                                       4.94
 5/23/2006                                       4.98
 5/24/2006                                       4.93
 5/25/2006                                       4.97
 5/26/2006                                       4.95
 5/29/2006                                       4.95
 5/30/2006                                       4.99
 5/31/2006                                       5.04
  6/1/2006                                       5.03
  6/2/2006                                       4.90
  6/5/2006                                       4.95
  6/6/2006                                       4.95
  6/7/2006                                       4.97
  6/8/2006                                       4.95
  6/9/2006                                       4.95
 6/12/2006                                       4.95
 6/13/2006                                       4.93
 6/14/2006                                       5.03
 6/15/2006                                       5.08
 6/16/2006                                       5.10
 6/19/2006                                       5.12
 6/20/2006                                       5.13
 6/21/2006                                       5.14
 6/22/2006                                       5.18
 6/23/2006                                       5.21
 6/26/2006                                       5.22
 6/27/2006                                       5.19
 6/28/2006                                       5.23
 6/29/2006                                       5.17
 6/30/2006                                       5.10
  7/3/2006                                       5.11
  7/4/2006                                       5.11
  7/5/2006                                       5.19
  7/6/2006                                       5.15
  7/7/2006                                       5.10
 7/10/2006                                       5.10
 7/11/2006                                       5.07
 7/12/2006                                       5.08
 7/13/2006                                       5.04
 7/14/2006                                       5.02
 7/17/2006                                       5.04
 7/18/2006                                       5.10
 7/19/2006                                       5.02
 7/20/2006                                       4.98
 7/21/2006                                       4.99
 7/24/2006                                       4.99
 7/25/2006                                       5.02
 7/26/2006                                       4.99
 7/27/2006                                       4.98
 7/28/2006                                       4.92
 7/31/2006                                       4.91
  8/1/2006                                       4.90
  8/2/2006                                       4.88
  8/3/2006                                       4.90
  8/4/2006                                       4.84
  8/7/2006                                       4.86
  8/8/2006                                       4.85
  8/9/2006                                       4.86
 8/10/2006                                       4.86
 8/11/2006                                       4.91
 8/14/2006                                       4.95
 8/15/2006                                       4.88
 8/16/2006                                       4.81
 8/17/2006                                       4.82
 8/18/2006                                       4.78
 8/21/2006                                       4.77
 8/22/2006                                       4.77
 8/23/2006                                       4.77
 8/24/2006                                       4.78
 8/25/2006                                       4.76
 8/28/2006                                       4.77
 8/29/2006                                       4.77
 8/30/2006                                       4.72
 8/31/2006                                       4.70
  9/1/2006                                       4.68
  9/4/2006                                       4.68
  9/5/2006                                       4.73
  9/6/2006                                       4.75
  9/7/2006                                       4.74
  9/8/2006                                       4.71
 9/11/2006                                       4.74
 9/12/2006                                       4.71
 9/13/2006                                       4.70
 9/14/2006                                       4.74
 9/15/2006                                       4.76
 9/18/2006                                       4.77
 9/19/2006                                       4.69
 9/20/2006                                       4.70
 9/21/2006                                       4.60
 9/22/2006                                       4.55
 9/25/2006                                       4.51
 9/26/2006                                       4.55
 9/27/2006                                       4.56
 9/28/2006                                       4.57
 9/29/2006                                       4.59
 10/2/2006                                       4.56
 10/3/2006                                       4.56
 10/4/2006                                       4.50
 10/5/2006                                       4.55
 10/6/2006                                       4.64
 10/9/2006                                       4.64
10/10/2006                                       4.71
10/11/2006                                       4.75
10/12/2006                                       4.74
10/13/2006                                       4.77
10/16/2006                                       4.76
10/17/2006                                       4.73
10/18/2006                                       4.74
10/19/2006                                       4.75
10/20/2006                                       4.76
10/23/2006                                       4.80
10/24/2006                                       4.81
10/25/2006                                       4.75
10/26/2006                                       4.69
10/27/2006                                       4.64
10/30/2006                                       4.64
10/31/2006                                       4.57
 11/1/2006                                       4.52
 11/2/2006                                       4.55
 11/3/2006                                       4.70
 11/6/2006                                       4.69
 11/7/2006                                       4.63
 11/8/2006                                       4.61
 11/9/2006                                       4.60
11/10/2006                                       4.57
11/13/2006                                       4.60
11/14/2006                                       4.57
11/15/2006                                       4.62
11/16/2006                                       4.67
11/17/2006                                       4.60
11/20/2006                                       4.60
11/21/2006                                       4.58
11/22/2006                                       4.57
11/23/2006                                       4.57
11/24/2006                                       4.55
11/27/2006                                       4.54
11/28/2006                                       4.50
11/29/2006                                       4.51
11/30/2006                                       4.45
 12/1/2006                                       4.39
 12/4/2006                                       4.39
 12/5/2006                                       4.39
 12/6/2006                                       4.44
 12/7/2006                                       4.45
 12/8/2006                                       4.53
12/11/2006                                       4.50
12/12/2006                                       4.45
12/13/2006                                       4.54
12/14/2006                                       4.58
12/15/2006                                       4.57
12/18/2006                                       4.57
12/19/2006                                       4.57
12/20/2006                                       4.57
12/21/2006                                       4.52
12/22/2006                                       4.59
12/25/2006                                       4.59
12/26/2006                                       4.58
12/27/2006                                       4.64
12/28/2006                                       4.69
12/29/2006                                       4.70
  1/1/2007                                       4.70
  1/2/2007                                       4.68
  1/3/2007                                       4.66
  1/4/2007                                       4.61
  1/5/2007                                       4.65
  1/8/2007                                       4.66
  1/9/2007                                       4.65
 1/10/2007                                       4.68
 1/11/2007                                       4.73
 1/12/2007                                       4.76
 1/15/2007                                       4.76
 1/16/2007                                       4.74
 1/17/2007                                       4.78
 1/18/2007                                       4.75
 1/19/2007                                       4.78
 1/22/2007                                       4.77
 1/23/2007                                       4.81
 1/24/2007                                       4.81
 1/25/2007                                       4.85
 1/26/2007                                       4.87
 1/29/2007                                       4.89
 1/30/2007                                       4.86
 1/31/2007                                       4.82
  2/1/2007                                       4.84
  2/2/2007                                       4.82
  2/5/2007                                       4.80
  2/6/2007                                       4.76
  2/7/2007                                       4.74
  2/8/2007                                       4.73
  2/9/2007                                       4.78
 2/12/2007                                       4.80
 2/13/2007                                       4.81
 2/14/2007                                       4.72
 2/15/2007                                       4.68
 2/16/2007                                       4.68
 2/19/2007                                       4.68
 2/20/2007                                       4.67
 2/21/2007                                       4.68
 2/22/2007                                       4.72
 2/23/2007                                       4.67
 2/26/2007                                       4.62
 2/27/2007                                       4.46
 2/28/2007                                       4.52
  3/1/2007                                       4.50
  3/2/2007                                       4.46
  3/5/2007                                       4.45
  3/6/2007                                       4.48
  3/7/2007                                       4.45
  3/8/2007                                       4.45
  3/9/2007                                       4.55
 3/12/2007                                       4.50
 3/13/2007                                       4.41
 3/14/2007                                       4.44
 3/15/2007                                       4.46
 3/16/2007                                       4.47
 3/19/2007                                       4.50
 3/20/2007                                       4.47
 3/21/2007                                       4.43
 3/22/2007                                       4.49
 3/23/2007                                       4.52
 3/26/2007                                       4.48
 3/27/2007                                       4.50
 3/28/2007                                       4.50
 3/29/2007                                       4.53
 3/30/2007                                       4.54
  4/2/2007                                       4.54
  4/3/2007                                       4.56
  4/4/2007                                       4.55
  4/5/2007                                       4.57
  4/6/2007                                       4.67
  4/9/2007                                       4.66
 4/10/2007                                       4.63
 4/11/2007                                       4.66
 4/12/2007                                       4.66
 4/13/2007                                       4.68
 4/16/2007                                       4.67
 4/17/2007                                       4.61
 4/18/2007                                       4.56
 4/19/2007                                       4.57
 4/20/2007                                       4.57
 4/23/2007                                       4.55
 4/24/2007                                       4.51
 4/25/2007                                       4.55
 4/26/2007                                       4.59
 4/27/2007                                       4.59
 4/30/2007                                       4.51
  5/1/2007                                       4.54
  5/2/2007                                       4.55
  5/3/2007                                       4.59
  5/4/2007                                       4.55
  5/7/2007                                       4.55
  5/8/2007                                       4.54
  5/9/2007                                       4.58
 5/10/2007                                       4.56
 5/11/2007                                       4.58
 5/14/2007                                       4.61
 5/15/2007                                       4.63
 5/16/2007                                       4.62
 5/17/2007                                       4.68
 5/18/2007                                       4.74
 5/21/2007                                       4.71
 5/22/2007                                       4.76
 5/23/2007                                       4.79
 5/24/2007                                       4.79
 5/25/2007                                       4.80
 5/28/2007                                       4.80
 5/29/2007                                       4.82
 5/30/2007                                       4.83
 5/31/2007                                       4.86
  6/1/2007                                       4.92
  6/4/2007                                       4.91
  6/5/2007                                       4.96
  6/6/2007                                       4.94
  6/7/2007                                       5.05
  6/8/2007                                       5.06
 6/11/2007                                       5.07
 6/12/2007                                       5.18
 6/13/2007                                       5.13
 6/14/2007                                       5.16
 6/15/2007                                       5.10
 6/18/2007                                       5.07
 6/19/2007                                       5.00
 6/20/2007                                       5.05
 6/21/2007                                       5.06
 6/22/2007                                       5.02
 6/25/2007                                       4.97
 6/26/2007                                       4.99
 6/27/2007                                       4.97
 6/28/2007                                       5.02
 6/29/2007                                       4.92
  7/2/2007                                       4.90
  7/3/2007                                       4.95
  7/4/2007                                       4.95
  7/5/2007                                       5.05
  7/6/2007                                       5.10
  7/9/2007                                       5.07
 7/10/2007                                       4.93
 7/11/2007                                       4.98
 7/12/2007                                       5.03
 7/13/2007                                       5.01
 7/16/2007                                       4.95
 7/17/2007                                       4.98
 7/18/2007                                       4.91
 7/19/2007                                       4.94
 7/20/2007                                       4.85
 7/23/2007                                       4.86
 7/24/2007                                       4.82
 7/25/2007                                       4.80
 7/26/2007                                       4.61
 7/27/2007                                       4.60
 7/30/2007                                       4.64
 7/31/2007                                       4.60
  8/1/2007                                       4.60
  8/2/2007                                       4.62
  8/3/2007                                       4.52
  8/6/2007                                       4.52
  8/7/2007                                       4.60
  8/8/2007                                       4.69
  8/9/2007                                       4.58
 8/10/2007                                       4.59
 8/13/2007                                       4.57
 8/14/2007                                       4.51
 8/15/2007                                       4.41
 8/16/2007                                       4.26
 8/17/2007                                       4.35
 8/20/2007                                       4.32
 8/21/2007                                       4.27
 8/22/2007                                       4.34
 8/23/2007                                       4.36
 8/24/2007                                       4.42
 8/27/2007                                       4.39
 8/28/2007                                       4.25
 8/29/2007                                       4.31
 8/30/2007                                       4.21
 8/31/2007                                       4.25
  9/3/2007                                       4.25
  9/4/2007                                       4.26
  9/5/2007                                       4.16
  9/6/2007                                       4.20
  9/7/2007                                       4.03
 9/10/2007                                       4.00
 9/11/2007                                       4.07
 9/12/2007                                       4.11
 9/13/2007                                       4.22
 9/14/2007                                       4.18
 9/17/2007                                       4.21
 9/18/2007                                       4.19
 9/19/2007                                       4.20
 9/20/2007                                       4.35
 9/21/2007                                       4.31
 9/24/2007                                       4.31
 9/25/2007                                       4.26
 9/26/2007                                       4.27
 9/27/2007                                       4.22
 9/28/2007                                       4.23
 10/1/2007                                       4.24
 10/2/2007                                       4.20
 10/3/2007                                       4.24
 10/4/2007                                       4.22
 10/5/2007                                       4.33
 10/8/2007                                       4.33
 10/9/2007                                       4.38
10/10/2007                                       4.37
10/11/2007                                       4.36
10/12/2007                                       4.42
10/15/2007                                       4.40
10/16/2007                                       4.34
10/17/2007                                       4.22
10/18/2007                                       4.17
10/19/2007                                       4.03
10/22/2007                                       4.08
10/23/2007                                       4.06
10/24/2007                                       3.99
10/25/2007                                       4.01
10/26/2007                                       4.04
10/29/2007                                       4.04
10/30/2007                                       4.06
10/31/2007                                       4.16
 11/1/2007                                       4.02
 11/2/2007                                       3.93
 11/5/2007                                       3.96
 11/6/2007                                       3.99
 11/7/2007                                       3.92
 11/8/2007                                       3.81
 11/9/2007                                       3.77
11/12/2007                                       3.77
11/13/2007                                       3.84
11/14/2007                                       3.86
11/15/2007                                       3.71
11/16/2007                                       3.68
11/19/2007                                       3.57
11/20/2007                                       3.52
11/21/2007                                       3.40
11/22/2007                                       3.40
11/23/2007                                       3.42
11/26/2007                                       3.23
11/27/2007                                       3.38
11/28/2007                                       3.50
11/29/2007                                       3.42
11/30/2007                                       3.41
 12/3/2007                                       3.28
 12/4/2007                                       3.28
 12/5/2007                                       3.28
 12/6/2007                                       3.39
 12/7/2007                                       3.51
12/10/2007                                       3.54
12/11/2007                                       3.32
12/12/2007                                       3.41
12/13/2007                                       3.54
12/14/2007                                       3.63
12/17/2007                                       3.57
12/18/2007                                       3.53
12/19/2007                                       3.46
12/20/2007                                       3.45
12/21/2007                                       3.58
12/24/2007                                       3.65
12/25/2007                                       3.65
12/26/2007                                       3.72
12/27/2007                                       3.64
12/28/2007                                       3.52
12/31/2007                                       3.45
  1/1/2008                                       3.45
  1/2/2008                                       3.28
  1/3/2008                                       3.26
  1/4/2008                                       3.18
  1/7/2008                                       3.16
  1/8/2008                                       3.16
  1/9/2008                                       3.10
 1/10/2008                                       3.16
 1/11/2008                                       3.06
 1/14/2008                                       3.08
 1/15/2008                                       3.00
 1/16/2008                                       3.00
 1/17/2008                                       2.90
 1/18/2008                                       2.86
 1/21/2008                                       2.86
 1/22/2008                                       2.64
 1/23/2008                                       2.64
 1/24/2008                                       2.85
 1/25/2008                                       2.81
 1/28/2008                                       2.80
 1/29/2008                                       2.87
 1/30/2008                                       2.96
 1/31/2008                                       2.82
  2/1/2008                                       2.75
  2/4/2008                                       2.78
  2/5/2008                                       2.66
  2/6/2008                                       2.67
  2/7/2008                                       2.79
  2/8/2008                                       2.69
 2/11/2008                                       2.67
 2/12/2008                                       2.71
 2/13/2008                                       2.71
 2/14/2008                                       2.81
 2/15/2008                                       2.76
 2/18/2008                                       2.76
 2/19/2008                                       2.93
 2/20/2008                                       3.02
 2/21/2008                                       2.80
 2/22/2008                                       2.81
 2/25/2008                                       2.98
 2/26/2008                                       2.92
 2/27/2008                                       2.89
 2/28/2008                                       2.73
 2/29/2008                                       2.50
  3/3/2008                                       2.48
  3/4/2008                                       2.53
  3/5/2008                                       2.59
  3/6/2008                                       2.50
  3/7/2008                                       2.45
 3/10/2008                                       2.37
 3/11/2008                                       2.61
 3/12/2008                                       2.49
 3/13/2008                                       2.53
 3/14/2008                                       2.37
 3/17/2008                                       2.23
 3/18/2008                                       2.42
 3/19/2008                                       2.36
 3/20/2008                                       2.36
 3/21/2008                                       2.36
 3/24/2008                                       2.64
 3/25/2008                                       2.61
 3/26/2008                                       2.55
 3/27/2008                                       2.61
 3/28/2008                                       2.51
 3/31/2008                                       2.46
  4/1/2008                                       2.65
  4/2/2008                                       2.72
  4/3/2008                                       2.75
  4/4/2008                                       2.63
  4/7/2008                                       2.75
  4/8/2008                                       2.72
  4/9/2008                                       2.59
 4/10/2008                                       2.66
 4/11/2008                                       2.57
 4/14/2008                                       2.60
 4/15/2008                                       2.68
 4/16/2008                                       2.82
 4/17/2008                                       2.90
 4/18/2008                                       2.95
 4/21/2008                                       2.95
 4/22/2008                                       2.96
 4/23/2008                                       2.98
 4/24/2008                                       3.15
 4/25/2008                                       3.20
 4/28/2008                                       3.14
 4/29/2008                                       3.11
 4/30/2008                                       3.03
  5/1/2008                                       3.06
  5/2/2008                                       3.18
  5/5/2008                                       3.14
  5/6/2008                                       3.15
  5/7/2008                                       3.09
  5/8/2008                                       2.99
  5/9/2008                                       2.98
 5/12/2008                                       3.00
 5/13/2008                                       3.17
 5/14/2008                                       3.22
 5/15/2008                                       3.10
 5/16/2008                                       3.12
 5/19/2008                                       3.09
 5/20/2008                                       3.02
 5/21/2008                                       3.09
 5/22/2008                                       3.24
 5/23/2008                                       3.15
 5/26/2008                                       3.15
 5/27/2008                                       3.25
 5/28/2008                                       3.36
 5/29/2008                                       3.41
 5/30/2008                                       3.41
  6/2/2008                                       3.28
  6/3/2008                                       3.21
  6/4/2008                                       3.26
  6/5/2008                                       3.34
  6/6/2008                                       3.20
  6/9/2008                                       3.41
 6/10/2008                                       3.54
 6/11/2008                                       3.49
 6/12/2008                                       3.68
 6/13/2008                                       3.73
 6/16/2008                                       3.73
 6/17/2008                                       3.66
 6/18/2008                                       3.57
 6/19/2008                                       3.67
 6/20/2008                                       3.57
 6/23/2008                                       3.65
 6/24/2008                                       3.52
 6/25/2008                                       3.54
 6/26/2008                                       3.44
 6/27/2008                                       3.36
 6/30/2008                                       3.34
  7/1/2008                                       3.33
  7/2/2008                                       3.31
  7/3/2008                                       3.28
  7/4/2008                                       3.28
  7/7/2008                                       3.23
  7/8/2008                                       3.19
  7/9/2008                                       3.11
 7/10/2008                                       3.10
 7/11/2008                                       3.27
 7/14/2008                                       3.20
 7/15/2008                                       3.12
 7/16/2008                                       3.20
 7/17/2008                                       3.35
 7/18/2008                                       3.42
 7/21/2008                                       3.41
 7/22/2008                                       3.48
 7/23/2008                                       3.51
 7/24/2008                                       3.37
 7/25/2008                                       3.45
 7/28/2008                                       3.34
 7/29/2008                                       3.39
 7/30/2008                                       3.36
 7/31/2008                                       3.25
  8/1/2008                                       3.23
  8/4/2008                                       3.23
  8/5/2008                                       3.28
  8/6/2008                                       3.30
  8/7/2008                                       3.16
  8/8/2008                                       3.21
 8/11/2008                                       3.27
 8/12/2008                                       3.16
 8/13/2008                                       3.21
 8/14/2008                                       3.15
 8/15/2008                                       3.11
 8/18/2008                                       3.07
 8/19/2008                                       3.07
 8/20/2008                                       3.00
 8/21/2008                                       3.08
 8/22/2008                                       3.14
 8/25/2008                                       3.04
 8/26/2008                                       3.06
 8/27/2008                                       3.02
 8/28/2008                                       3.09
 8/29/2008                                       3.10
  9/1/2008                                       3.10
  9/2/2008                                       3.00
  9/3/2008                                       2.95
  9/4/2008                                       2.87
  9/5/2008                                       2.91
  9/8/2008                                       2.96
  9/9/2008                                       2.90
 9/10/2008                                       2.91
 9/11/2008                                       2.87
 9/12/2008                                       2.97
 9/15/2008                                       2.59
 9/16/2008                                       2.64
 9/17/2008                                       2.52
 9/18/2008                                       2.67
 9/19/2008                                       3.01
 9/22/2008                                       3.04
 9/23/2008                                       3.03
 9/24/2008                                       2.91
 9/25/2008                                       3.09
 9/26/2008                                       3.05
 9/29/2008                                       2.70
 9/30/2008                                       2.98
 10/1/2008                                       2.87
 10/2/2008                                       2.68
 10/3/2008                                       2.64
 10/6/2008                                       2.45
 10/7/2008                                       2.45
 10/8/2008                                       2.70
 10/9/2008                                       2.79
10/10/2008                                       2.77
10/13/2008                                       2.77
10/14/2008                                       3.01
10/15/2008                                       2.90
10/16/2008                                       2.84
10/17/2008                                       2.83
10/20/2008                                       2.82
10/21/2008                                       2.63
10/22/2008                                       2.56
10/23/2008                                       2.57
10/24/2008                                       2.64
10/27/2008                                       2.67
10/28/2008                                       2.75
10/29/2008                                       2.77
10/30/2008                                       2.84
10/31/2008                                       2.80
 11/3/2008                                       2.71
 11/4/2008                                       2.56
 11/5/2008                                       2.50
 11/6/2008                                       2.46
 11/7/2008                                       2.56
11/10/2008                                       2.51
11/11/2008                                       2.51
11/12/2008                                       2.37
11/13/2008                                       2.43
11/14/2008                                       2.33
11/17/2008                                       2.32
11/18/2008                                       2.22
11/19/2008                                       2.08
11/20/2008                                       1.94
11/21/2008                                       2.02
11/24/2008                                       2.24
11/25/2008                                       2.06
11/26/2008                                       2.01
11/27/2008                                       2.01
11/28/2008                                       1.93
 12/1/2008                                       1.71
 12/2/2008                                       1.65
 12/3/2008                                       1.60
 12/4/2008                                       1.51
 12/5/2008                                       1.67
 12/8/2008                                       1.76
 12/9/2008                                       1.61
12/10/2008                                       1.62
12/11/2008                                       1.55
12/12/2008                                       1.55
12/15/2008                                       1.50
12/16/2008                                       1.34
12/17/2008                                       1.35
12/18/2008                                       1.26
12/19/2008                                       1.35
12/22/2008                                       1.40
12/23/2008                                       1.53
12/24/2008                                       1.54
12/25/2008                                       1.54
12/26/2008                                       1.51
12/29/2008                                       1.45
12/30/2008                                       1.47
12/31/2008                                       1.55
  1/1/2009                                       1.55
  1/2/2009                                       1.72
  1/5/2009                                       1.67
  1/6/2009                                       1.68
  1/7/2009                                       1.66
  1/8/2009                                       1.60
  1/9/2009                                       1.51
 1/12/2009                                       1.45
 1/13/2009                                       1.44
 1/14/2009                                       1.36
 1/15/2009                                       1.36
 1/16/2009                                       1.47
 1/19/2009                                       1.47
 1/20/2009                                       1.48
 1/21/2009                                       1.60
 1/22/2009                                       1.61
 1/23/2009                                       1.64
 1/26/2009                                       1.67
 1/27/2009                                       1.59
 1/28/2009                                       1.70
 1/29/2009                                       1.87
 1/30/2009                                       1.85
  2/2/2009                                       1.75
  2/3/2009                                       1.88
  2/4/2009                                       1.91
  2/5/2009                                       1.89
  2/6/2009                                       1.97
  2/9/2009                                       1.99
 2/10/2009                                       1.79
 2/11/2009                                       1.76
 2/12/2009                                       1.73
 2/13/2009                                       1.88
 2/16/2009                                       1.88
 2/17/2009                                       1.65
 2/18/2009                                       1.81
 2/19/2009                                       1.89
 2/20/2009                                       1.81
 2/23/2009                                       1.84
 2/24/2009                                       1.89
 2/25/2009                                       2.06
 2/26/2009                                       2.07
 2/27/2009                                       1.99
  3/2/2009                                       1.86
  3/3/2009                                       1.87
  3/4/2009                                       1.97
  3/5/2009                                       1.82
  3/6/2009                                       1.83
  3/9/2009                                       1.90
 3/10/2009                                       1.99
 3/11/2009                                       1.96
 3/12/2009                                       1.92
 3/13/2009                                       1.87
 3/16/2009                                       1.91
 3/17/2009                                       2.00
 3/18/2009                                       1.54
 3/19/2009                                       1.64
 3/20/2009                                       1.66
 3/23/2009                                       1.69
 3/24/2009                                       1.70
 3/25/2009                                       1.84
 3/26/2009                                       1.80
 3/27/2009                                       1.79
 3/30/2009                                       1.72
 3/31/2009                                       1.67
  4/1/2009                                       1.65
  4/2/2009                                       1.74
  4/3/2009                                       1.87
  4/6/2009                                       1.90
  4/7/2009                                       1.87
  4/8/2009                                       1.83
  4/9/2009                                       1.90
 4/10/2009                                       1.90
 4/13/2009                                       1.81
 4/14/2009                                       1.71
 4/15/2009                                       1.71
 4/16/2009                                       1.79
 4/17/2009                                       1.91
 4/20/2009                                       1.82
 4/21/2009                                       1.87
 4/22/2009                                       1.92
 4/23/2009                                       1.89
 4/24/2009                                       1.96
 4/27/2009                                       1.87
 4/28/2009                                       1.97
 4/29/2009                                       2.01
 4/30/2009                                       2.02
  5/1/2009                                       2.03
  5/4/2009                                       2.03
  5/5/2009                                       2.05
  5/6/2009                                       2.06
  5/7/2009                                       2.15
  5/8/2009                                       2.15
 5/11/2009                                       2.04
 5/12/2009                                       2.02
 5/13/2009                                       1.98
 5/14/2009                                       1.98
 5/15/2009                                       2.01
 5/18/2009                                       2.09
 5/19/2009                                       2.12
 5/20/2009                                       2.05
 5/21/2009                                       2.16
 5/22/2009                                       2.23
 5/25/2009                                       2.23
 5/26/2009                                       2.30
 5/27/2009                                       2.43
 5/28/2009                                       2.46
 5/29/2009                                       2.34
  6/1/2009                                       2.55
  6/2/2009                                       2.52
  6/3/2009                                       2.43
  6/4/2009                                       2.56
  6/5/2009                                       2.85
  6/8/2009                                       2.95
  6/9/2009                                       2.86
 6/10/2009                                       2.93
 6/11/2009                                       2.87
 6/12/2009                                       2.81
 6/15/2009                                       2.75
 6/16/2009                                       2.70
 6/17/2009                                       2.69
 6/18/2009                                       2.86
 6/19/2009                                       2.82
 6/22/2009                                       2.75
 6/23/2009                                       2.71
 6/24/2009                                       2.74
 6/25/2009                                       2.58
 6/26/2009                                       2.53
 6/29/2009                                       2.53
 6/30/2009                                       2.54
  7/1/2009                                       2.51
  7/2/2009                                       2.43
  7/3/2009                                       2.43
  7/6/2009                                       2.40
  7/7/2009                                       2.36
  7/8/2009                                       2.23
  7/9/2009                                       2.33
 7/10/2009                                       2.22
 7/13/2009                                       2.27
 7/14/2009                                       2.37
 7/15/2009                                       2.52
 7/16/2009                                       2.46
 7/17/2009                                       2.52
 7/20/2009                                       2.46
 7/21/2009                                       2.36
 7/22/2009                                       2.43
 7/23/2009                                       2.60
 7/24/2009                                       2.57
 7/27/2009                                       2.63
 7/28/2009                                       2.63
 7/29/2009                                       2.69
 7/30/2009                                       2.66
 7/31/2009                                       2.53
  8/3/2009                                       2.66
  8/4/2009                                       2.68
  8/5/2009                                       2.73
  8/6/2009                                       2.73
  8/7/2009                                       2.84
 8/10/2009                                       2.75
 8/11/2009                                       2.69
 8/12/2009                                       2.70
 8/13/2009                                       2.58
 8/14/2009                                       2.51
 8/17/2009                                       2.43
 8/18/2009                                       2.48
 8/19/2009                                       2.43
 8/20/2009                                       2.43
 8/21/2009                                       2.58
 8/24/2009                                       2.50
 8/25/2009                                       2.48
 8/26/2009                                       2.46
 8/27/2009                                       2.48
 8/28/2009                                       2.46
 8/31/2009                                       2.39
  9/1/2009                                       2.33
  9/2/2009                                       2.26
  9/3/2009                                       2.29
  9/4/2009                                       2.36
  9/7/2009                                       2.36
  9/8/2009                                       2.38
  9/9/2009                                       2.38
 9/10/2009                                       2.29
 9/11/2009                                       2.29
 9/14/2009                                       2.37
 9/15/2009                                       2.41
 9/16/2009                                       2.46
 9/17/2009                                       2.41
 9/18/2009                                       2.49
 9/21/2009                                       2.47
 9/22/2009                                       2.45
 9/23/2009                                       2.40
 9/24/2009                                       2.37
 9/25/2009                                       2.36
 9/28/2009                                       2.33
 9/29/2009                                       2.34
 9/30/2009                                       2.31
 10/1/2009                                       2.20
 10/2/2009                                       2.22
 10/5/2009                                       2.21
 10/6/2009                                       2.25
 10/7/2009                                       2.16
 10/8/2009                                       2.22
 10/9/2009                                       2.36
10/12/2009                                       2.36
10/13/2009                                       2.28
10/14/2009                                       2.36
10/15/2009                                       2.41
10/16/2009                                       2.37
10/19/2009                                       2.36
10/20/2009                                       2.30
10/21/2009                                       2.38
10/22/2009                                       2.39
10/23/2009                                       2.46
10/26/2009                                       2.53
10/27/2009                                       2.41
10/28/2009                                       2.37
10/29/2009                                       2.44
10/30/2009                                       2.31
 11/2/2009                                       2.33
 11/3/2009                                       2.36
 11/4/2009                                       2.39
 11/5/2009                                       2.35
 11/6/2009                                       2.30
 11/9/2009                                       2.31
11/10/2009                                       2.31
11/11/2009                                       2.31
11/12/2009                                       2.28
11/13/2009                                       2.28
11/16/2009                                       2.19
11/17/2009                                       2.19
11/18/2009                                       2.21
11/19/2009                                       2.18
11/20/2009                                       2.20
11/23/2009                                       2.20
11/24/2009                                       2.15
11/25/2009                                       2.11
11/26/2009                                       2.11
11/27/2009                                       2.03
11/30/2009                                       2.01
 12/1/2009                                       2.03
 12/2/2009                                       2.09
 12/3/2009                                       2.14
 12/4/2009                                       2.24
 12/7/2009                                       2.19
 12/8/2009                                       2.12
 12/9/2009                                       2.15
12/10/2009                                       2.19
12/11/2009                                       2.26
12/14/2009                                       2.30
12/15/2009                                       2.35
12/16/2009                                       2.35
12/17/2009                                       2.24
12/18/2009                                       2.30
12/21/2009                                       2.43
12/22/2009                                       2.49
12/23/2009                                       2.51
12/24/2009                                       2.57
12/25/2009                                       2.57
12/28/2009                                       2.62
12/29/2009                                       2.62
12/30/2009                                       2.61
12/31/2009                                       2.69
  1/1/2010                                       2.69
  1/4/2010                                       2.65
  1/5/2010                                       2.56
  1/6/2010                                       2.60
  1/7/2010                                       2.62
  1/8/2010                                       2.57
 1/11/2010                                       2.58
 1/12/2010                                       2.49
 1/13/2010                                       2.55
 1/14/2010                                       2.51
 1/15/2010                                       2.44
 1/18/2010                                       2.44
 1/19/2010                                       2.48
 1/20/2010                                       2.45
 1/21/2010                                       2.38
 1/22/2010                                       2.37
 1/25/2010                                       2.39
 1/26/2010                                       2.38
 1/27/2010                                       2.43
 1/28/2010                                       2.41
 1/29/2010                                       2.34
  2/1/2010                                       2.38
  2/2/2010                                       2.37
  2/3/2010                                       2.40
  2/4/2010                                       2.29
  2/5/2010                                       2.23
  2/8/2010                                       2.26
  2/9/2010                                       2.32
 2/10/2010                                       2.39
 2/11/2010                                       2.39
 2/12/2010                                       2.35
 2/15/2010                                       2.35
 2/16/2010                                       2.32
 2/17/2010                                       2.40
 2/18/2010                                       2.46
 2/19/2010                                       2.48
 2/22/2010                                       2.47
 2/23/2010                                       2.37
 2/24/2010                                       2.40
 2/25/2010                                       2.33
 2/26/2010                                       2.30
  3/1/2010                                       2.28
  3/2/2010                                       2.27
  3/3/2010                                       2.27
  3/4/2010                                       2.28
  3/5/2010                                       2.35
  3/8/2010                                       2.36
  3/9/2010                                       2.34
 3/10/2010                                       2.39
 3/11/2010                                       2.43
 3/12/2010                                       2.42
 3/15/2010                                       2.42
 3/16/2010                                       2.37
 3/17/2010                                       2.38
 3/18/2010                                       2.44
 3/19/2010                                       2.48
 3/22/2010                                       2.43
 3/23/2010                                       2.44
 3/24/2010                                       2.62
 3/25/2010                                       2.65
 3/26/2010                                       2.59
 3/29/2010                                       2.60
 3/30/2010                                       2.60
 3/31/2010                                       2.55
  4/1/2010                                       2.59
  4/2/2010                                       2.67
  4/5/2010                                       2.75
  4/6/2010                                       2.71
  4/7/2010                                       2.62
  4/8/2010                                       2.64
  4/9/2010                                       2.65
 4/12/2010                                       2.60
 4/13/2010                                       2.58
 4/14/2010                                       2.61
 4/15/2010                                       2.57
 4/16/2010                                       2.49
 4/19/2010                                       2.54
 4/20/2010                                       2.56
 4/21/2010                                       2.52
 4/22/2010                                       2.57
 4/23/2010                                       2.61
 4/26/2010                                       2.60
 4/27/2010                                       2.46
 4/28/2010                                       2.53
 4/29/2010                                       2.49
 4/30/2010                                       2.43
  5/3/2010                                       2.47
  5/4/2010                                       2.38
  5/5/2010                                       2.31
  5/6/2010                                       2.13
  5/7/2010                                       2.17
 5/10/2010                                       2.27
 5/11/2010                                       2.26
 5/12/2010                                       2.29
 5/13/2010                                       2.27
 5/14/2010                                       2.16
 5/17/2010                                       2.20
 5/18/2010                                       2.11
 5/19/2010                                       2.13
 5/20/2010                                       2.04
 5/21/2010                                       2.02
 5/24/2010                                       2.04
 5/25/2010                                       2.01
 5/26/2010                                       2.06
 5/27/2010                                       2.18
 5/28/2010                                       2.10
 5/31/2010                                       2.10
  6/1/2010                                       2.09
  6/2/2010                                       2.14
  6/3/2010                                       2.17
  6/4/2010                                       1.98
  6/7/2010                                       1.95
  6/8/2010                                       1.98
  6/9/2010                                       1.99
 6/10/2010                                       2.12
 6/11/2010                                       2.03
 6/14/2010                                       2.07
 6/15/2010                                       2.10
 6/16/2010                                       2.06
 6/17/2010                                       2.01
 6/18/2010                                       2.04
 6/21/2010                                       2.05
 6/22/2010                                       1.98
 6/23/2010                                       1.93
 6/24/2010                                       1.93
 6/25/2010                                       1.90
 6/28/2010                                       1.83
 6/29/2010                                       1.78
 6/30/2010                                       1.79
  7/1/2010                                       1.80
  7/2/2010                                       1.82
  7/5/2010                                       1.82
  7/6/2010                                       1.76
  7/7/2010                                       1.79
  7/8/2010                                       1.80
  7/9/2010                                       1.85
 7/12/2010                                       1.85
 7/13/2010                                       1.90
 7/14/2010                                       1.82
 7/15/2010                                       1.76
 7/16/2010                                       1.70
 7/19/2010                                       1.73
 7/20/2010                                       1.71
 7/21/2010                                       1.66
 7/22/2010                                       1.69
 7/23/2010                                       1.75
 7/26/2010                                       1.76
 7/27/2010                                       1.82
 7/28/2010                                       1.75
 7/29/2010                                       1.70
 7/30/2010                                       1.60
  8/2/2010                                       1.64
  8/3/2010                                       1.55
  8/4/2010                                       1.62
  8/5/2010                                       1.57
  8/6/2010                                       1.51
  8/9/2010                                       1.54
 8/10/2010                                       1.46
 8/11/2010                                       1.44
 8/12/2010                                       1.48
 8/13/2010                                       1.47
 8/16/2010                                       1.40
 8/17/2010                                       1.44
 8/18/2010                                       1.46
 8/19/2010                                       1.41
 8/20/2010                                       1.47
 8/23/2010                                       1.43
 8/24/2010                                       1.36
 8/25/2010                                       1.40
 8/26/2010                                       1.38
 8/27/2010                                       1.49
 8/30/2010                                       1.39
 8/31/2010                                       1.33
  9/1/2010                                       1.41
  9/2/2010                                       1.43
  9/3/2010                                       1.49
  9/6/2010                                       1.49
  9/7/2010                                       1.41
  9/8/2010                                       1.46
  9/9/2010                                       1.57
 9/10/2010                                       1.59
 9/13/2010                                       1.51
 9/14/2010                                       1.43
 9/15/2010                                       1.46
 9/16/2010                                       1.48
 9/17/2010                                       1.46
 9/20/2010                                       1.43
 9/21/2010                                       1.34
 9/22/2010                                       1.33
 9/23/2010                                       1.34
 9/24/2010                                       1.37
 9/27/2010                                       1.31
 9/28/2010                                       1.25
 9/29/2010                                       1.28
 9/30/2010                                       1.27
 10/1/2010                                       1.26
 10/4/2010                                       1.23
 10/5/2010                                       1.21
 10/6/2010                                       1.16
 10/7/2010                                       1.14
 10/8/2010                                       1.11
10/11/2010                                       1.11
10/12/2010                                       1.14
10/13/2010                                       1.13
10/14/2010                                       1.18
10/15/2010                                       1.20
10/18/2010                                       1.14
10/19/2010                                       1.11
10/20/2010                                       1.11
10/21/2010                                       1.15
10/22/2010                                       1.17
10/25/2010                                       1.20
10/26/2010                                       1.27
10/27/2010                                       1.34
10/28/2010                                       1.23
10/29/2010                                       1.17
 11/1/2010                                       1.17
 11/2/2010                                       1.15
 11/3/2010                                       1.11
 11/4/2010                                       1.04
 11/5/2010                                       1.10
 11/8/2010                                       1.13
 11/9/2010                                       1.27
11/10/2010                                       1.23
11/11/2010                                       1.23
11/12/2010                                       1.35
11/15/2010                                       1.51
11/16/2010                                       1.49
11/17/2010                                       1.49
11/18/2010                                       1.51
11/19/2010                                       1.54
11/22/2010                                       1.44
11/23/2010                                       1.40
11/24/2010                                       1.56
11/25/2010                                       1.56
11/26/2010                                       1.53
11/29/2010                                       1.51
11/30/2010                                       1.47
 12/1/2010                                       1.64
 12/2/2010                                       1.68
 12/3/2010                                       1.64
 12/6/2010                                       1.53
 12/7/2010                                       1.74
 12/8/2010                                       1.87
 12/9/2010                                       1.90
12/10/2010                                       1.98
12/13/2010                                       1.91
12/14/2010                                       2.08
12/15/2010                                       2.11
12/16/2010                                       2.06
12/17/2010                                       1.97
12/20/2010                                       1.99
12/21/2010                                       1.99
12/22/2010                                       2.02
12/23/2010                                       2.09
12/24/2010                                       2.09
12/27/2010                                       2.08
12/28/2010                                       2.18
12/29/2010                                       2.03
12/30/2010                                       2.06
12/31/2010                                       2.01
  1/3/2011                                       2.02
  1/4/2011                                       2.01
  1/5/2011                                       2.14
  1/6/2011                                       2.09
  1/7/2011                                       1.96
 1/10/2011                                       1.93
 1/11/2011                                       1.98
 1/12/2011                                       1.99
 1/13/2011                                       1.93
 1/14/2011                                       1.95
 1/17/2011                                       1.95
 1/18/2011                                       1.97
 1/19/2011                                       1.95
 1/20/2011                                       2.06
 1/21/2011                                       2.04
 1/24/2011                                       2.03
 1/25/2011                                       1.96
 1/26/2011                                       2.03
 1/27/2011                                       1.98
 1/28/2011                                       1.92
 1/31/2011                                       1.95
  2/1/2011                                       2.02
  2/2/2011                                       2.10
  2/3/2011                                       2.18
  2/4/2011                                       2.27
  2/7/2011                                       2.29
  2/8/2011                                       2.39
  2/9/2011                                       2.33
 2/10/2011                                       2.40
 2/11/2011                                       2.38
 2/14/2011                                       2.37
 2/15/2011                                       2.35
 2/16/2011                                       2.37
 2/17/2011                                       2.30
 2/18/2011                                       2.30
 2/21/2011                                       2.30
 2/22/2011                                       2.16
 2/23/2011                                       2.21
 2/24/2011                                       2.19
 2/25/2011                                       2.16
 2/28/2011                                       2.13
  3/1/2011                                       2.11
  3/2/2011                                       2.16
  3/3/2011                                       2.30
  3/4/2011                                       2.17
  3/7/2011                                       2.19
  3/8/2011                                       2.22
  3/9/2011                                       2.16
 3/10/2011                                       2.05
 3/11/2011                                       2.06
 3/14/2011                                       2.00
 3/15/2011                                       2.00
 3/16/2011                                       1.87
 3/17/2011                                       1.91
 3/18/2011                                       1.96
 3/21/2011                                       2.04
 3/22/2011                                       2.07
 3/23/2011                                       2.07
 3/24/2011                                       2.14
 3/25/2011                                       2.20
 3/28/2011                                       2.23
 3/29/2011                                       2.25
 3/30/2011                                       2.21
 3/31/2011                                       2.24
  4/1/2011                                       2.24
  4/4/2011                                       2.20
  4/5/2011                                       2.28
  4/6/2011                                       2.32
  4/7/2011                                       2.29
  4/8/2011                                       2.31
 4/11/2011                                       2.31
 4/12/2011                                       2.22
 4/13/2011                                       2.19
 4/14/2011                                       2.23
 4/15/2011                                       2.14
 4/18/2011                                       2.09
 4/19/2011                                       2.09
 4/20/2011                                       2.15
 4/21/2011                                       2.14
 4/22/2011                                       2.14
 4/25/2011                                       2.10
 4/26/2011                                       2.05
 4/27/2011                                       2.06
 4/28/2011                                       2.00
 4/29/2011                                       1.97
  5/2/2011                                       1.96
  5/3/2011                                       1.96
  5/4/2011                                       1.95
  5/5/2011                                       1.88
  5/6/2011                                       1.87
  5/9/2011                                       1.84
 5/10/2011                                       1.91
 5/11/2011                                       1.87
 5/12/2011                                       1.89
 5/13/2011                                       1.86
 5/16/2011                                       1.83
 5/17/2011                                       1.80
 5/18/2011                                       1.87
 5/19/2011                                       1.85
 5/20/2011                                       1.82
 5/23/2011                                       1.80
 5/24/2011                                       1.81
 5/25/2011                                       1.81
 5/26/2011                                       1.72
 5/27/2011                                       1.71
 5/30/2011                                       1.71
 5/31/2011                                       1.68
  6/1/2011                                       1.60
  6/2/2011                                       1.65
  6/3/2011                                       1.60
  6/6/2011                                       1.60
  6/7/2011                                       1.59
  6/8/2011                                       1.52
  6/9/2011                                       1.60
 6/10/2011                                       1.58
 6/13/2011                                       1.59
 6/14/2011                                       1.70
 6/15/2011                                       1.55
 6/16/2011                                       1.52
 6/17/2011                                       1.53
 6/20/2011                                       1.55
 6/21/2011                                       1.57
 6/22/2011                                       1.58
 6/23/2011                                       1.48
 6/24/2011                                       1.40
 6/27/2011                                       1.47
 6/28/2011                                       1.62
 6/29/2011                                       1.70
 6/30/2011                                       1.76
  7/1/2011                                       1.80
  7/4/2011                                       1.80
  7/5/2011                                       1.70
  7/6/2011                                       1.66
  7/7/2011                                       1.74
  7/8/2011                                       1.57
 7/11/2011                                       1.49
 7/12/2011                                       1.47
 7/13/2011                                       1.45
 7/14/2011                                       1.51
 7/15/2011                                       1.46
 7/18/2011                                       1.45
 7/19/2011                                       1.45
 7/20/2011                                       1.49
 7/21/2011                                       1.56
 7/22/2011                                       1.53
 7/25/2011                                       1.55
 7/26/2011                                       1.51
 7/27/2011                                       1.56
 7/28/2011                                       1.52
 7/29/2011                                       1.35
  8/1/2011                                       1.32
  8/2/2011                                       1.23
  8/3/2011                                       1.25
  8/4/2011                                       1.12
  8/5/2011                                       1.23
  8/8/2011                                       1.11
  8/9/2011                                       0.91
 8/10/2011                                       0.93
 8/11/2011                                       1.02
 8/12/2011                                       0.96
 8/15/2011                                       0.99
 8/16/2011                                       0.95
 8/17/2011                                       0.92
 8/18/2011                                       0.90
 8/19/2011                                       0.90
 8/22/2011                                       0.94
 8/23/2011                                       0.95
 8/24/2011                                       1.05
 8/25/2011                                       0.98
 8/26/2011                                       0.94
 8/29/2011                                       0.99
 8/30/2011                                       0.94
 8/31/2011                                       0.96
  9/1/2011                                       0.90
  9/2/2011                                       0.88
  9/5/2011                                       0.88
  9/6/2011                                       0.88
  9/7/2011                                       0.92
  9/8/2011                                       0.88
  9/9/2011                                       0.81
 9/12/2011                                       0.87
 9/13/2011                                       0.89
 9/14/2011                                       0.91
 9/15/2011                                       0.95
 9/16/2011                                       0.94
 9/19/2011                                       0.85
 9/20/2011                                       0.85
 9/21/2011                                       0.88
 9/22/2011                                       0.79
 9/23/2011                                       0.89
 9/26/2011                                       0.92
 9/27/2011                                       0.97
 9/28/2011                                       0.99
 9/29/2011                                       0.98
 9/30/2011                                       0.96
 10/3/2011                                       0.87
 10/4/2011                                       0.90
 10/5/2011                                       0.96
 10/6/2011                                       1.01
 10/7/2011                                       1.08
10/10/2011                                       1.08
10/11/2011                                       1.14
10/12/2011                                       1.17
10/13/2011                                       1.11
10/14/2011                                       1.12
10/17/2011                                       1.08
10/18/2011                                       1.07
10/19/2011                                       1.05
10/20/2011                                       1.07
10/21/2011                                       1.08
10/24/2011                                       1.10
10/25/2011                                       1.01
10/26/2011                                       1.09
10/27/2011                                       1.20
10/28/2011                                       1.13
10/31/2011                                       0.99
 11/1/2011                                       0.90
 11/2/2011                                       0.89
 11/3/2011                                       0.91
 11/4/2011                                       0.88
 11/7/2011                                       0.88
 11/8/2011                                       0.92
 11/9/2011                                       0.88
11/10/2011                                       0.90
11/11/2011                                       0.90
11/14/2011                                       0.91
11/15/2011                                       0.93
11/16/2011                                       0.90
11/17/2011                                       0.88
11/18/2011                                       0.94
11/21/2011                                       0.92
11/22/2011                                       0.91
11/23/2011                                       0.88
11/24/2011                                       0.88
11/25/2011                                       0.93
11/28/2011                                       0.91
11/29/2011                                       0.93
11/30/2011                                       0.96
 12/1/2011                                       0.97
 12/2/2011                                       0.92
 12/5/2011                                       0.93
 12/6/2011                                       0.94
 12/7/2011                                       0.89
 12/8/2011                                       0.86
 12/9/2011                                       0.89
12/12/2011                                       0.87
12/13/2011                                       0.85
12/14/2011                                       0.86
12/15/2011                                       0.86
12/16/2011                                       0.81
12/19/2011                                       0.82
12/20/2011                                       0.88
12/21/2011                                       0.91
12/22/2011                                       0.91
12/23/2011                                       0.97
12/26/2011                                       0.97
12/27/2011                                       0.96
12/28/2011                                       0.91
12/29/2011                                       0.88
12/30/2011                                       0.83
  1/2/2012                                       0.83
  1/3/2012                                       0.89
  1/4/2012                                       0.89
  1/5/2012                                       0.88
  1/6/2012                                       0.86
  1/9/2012                                       0.85
 1/10/2012                                       0.86
 1/11/2012                                       0.82
 1/12/2012                                       0.84
 1/13/2012                                       0.80
 1/16/2012                                       0.80
 1/17/2012                                       0.79
 1/18/2012                                       0.82
 1/19/2012                                       0.87
 1/20/2012                                       0.91
 1/23/2012                                       0.93
 1/24/2012                                       0.92
 1/25/2012                                       0.81
 1/26/2012                                       0.77
 1/27/2012                                       0.75
 1/30/2012                                       0.73
 1/31/2012                                       0.71

                      [END CHART]

       Source: Federal Reserve Board

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund's outperformance was largely the result of its income advantage. We continued to adhere to our disciplined investment approach, which seeks long-term income generation through a high-quality portfolio diversified among multiple asset classes and across a large number of issuers.

    We continued to focus on sectors with potentially attractive returns and reasonable margins of safety -- a strategy which continued to give the Fund a yield advantage over its peers. As a number of the portfolio's holdings matured or were prepaid by issuers, we were

    As interest rates rise, existing bond prices fall.

================================================================================

4  | USAA SHORT-TERM BOND FUND

================================================================================

    forced to reinvest at lower yields. The Fund's SEC yield will decline as we continue to reinvest at lower rates.

    To help us identify attractive opportunities, we relied on the expertise of our team of credit analysts. During the reporting period, the Fund benefited from its investments in commercial mortgage-backed securities (CMBS). The portfolio was hampered from its underweight in U.S. Treasuries, which rallied during the reporting period as investors sought safety in U.S. assets and the Fed initiated Operation Twist.

    As always, our analysts continued to monitor every bond in the Fund. To minimize the portfolio's exposure to potential surprises, we limit the positions we take in any one issuer.

o   WHAT IS THE OUTLOOK?

    At the end of the reporting period, the U.S. economy was showing signs of improvement. Although we expect the slow-growth recovery to continue, economic conditions are likely to remain weak. The Fed has said it intends to keep short-term interest rates low through 2014, which has led to speculation about a third round of quantitative easing. In the months ahead, we will continue providing you with a high-quality, well-diversified bond fund that has an acceptable level of risk.

    We appreciate the opportunity to help you with your investment needs. Thank you for your continued confidence.

    Commercial mortgage-backed securities (CMBS) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in CMBSs reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities. o Diversification does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (Symbol: USSBX)

--------------------------------------------------------------------------------
                                               1/31/12              7/31/11
--------------------------------------------------------------------------------
Net Assets                                $2,064.4 Million      $1,978.2 Million
Net Asset Value Per Share                       $9.18                 $9.20
Dollar-Weighted Average
Portfolio Maturity(+)                         2.1 Years             1.9 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
    7/31/11 to 1/31/12*           1 Year          5 Years            10 Years
          1.21%                    2.79%           4.84%               3.72%

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
    1 Year                        5 Years                            10 Years
    2.46%                          4.76%                               3.67%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD AS OF 1/31/12**           EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------
                2.45%                                       0.62%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA SHORT-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2012

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN    +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years            3.72%         =          4.07%         +        (0.35)%
5 Years             4.84%         =          4.11%         +         0.73%
1 Year              2.79%         =          2.90%         +        (0.11)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2003 -- JANUARY 31, 2012

       [CHART OF TOTAL RETURNS, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2003            0.09%                5.03%                    -4.94%
1/31/2004            4.27%                3.72%                     0.55%
1/31/2005            1.55%                3.20%                    -1.65%
1/31/2006            2.54%                3.77%                    -1.23%
1/31/2007            4.68%                4.45%                     0.23%
1/31/2008            6.28%                4.81%                     1.47%
1/31/2009           -2.39%                4.51%                    -6.90%
1/31/2010           14.35%                5.14%                     9.21%
1/31/2011            3.87%                3.21%                     0.66%
1/31/2012            2.79%                2.90%                    -0.11%

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA SHORT-TERM       BARCLAYS CAPITAL 1-3 YR       LIPPER SHORT INVESTMENT
                    BOND FUND SHARES      GOVERNMENT/CREDIT INDEX       GRADE BOND FUNDS INDEX
 1/31/2002             $10,000.00                 $10,000.00                    $10,000.00
 2/28/2002               9,959.91                  10,043.45                     10,029.49
 3/31/2002               9,988.44                   9,978.10                      9,984.09
 4/30/2002              10,012.18                  10,089.53                     10,063.49
 5/31/2002              10,046.71                  10,142.55                     10,119.68
 6/30/2002               9,958.65                  10,223.70                     10,131.05
 7/31/2002               9,717.72                  10,325.44                     10,161.43
 8/31/2002               9,851.14                  10,381.22                     10,225.10
 9/30/2002               9,939.65                  10,471.11                     10,291.62
10/31/2002               9,831.69                  10,484.39                     10,297.92
11/30/2002               9,821.62                  10,483.92                     10,302.16
12/31/2002               9,974.67                  10,597.62                     10,404.84
 1/31/2003              10,008.88                  10,610.67                     10,421.20
 2/28/2003              10,074.94                  10,669.32                     10,483.92
 3/31/2003              10,094.90                  10,691.94                     10,499.94
 4/30/2003              10,185.23                  10,733.23                     10,545.29
 5/31/2003              10,310.90                  10,794.04                     10,605.61
 6/30/2003              10,331.42                  10,817.74                     10,625.17
 7/31/2003              10,217.52                  10,747.36                     10,531.53
 8/31/2003              10,225.59                  10,751.79                     10,541.48
 9/30/2003              10,367.31                  10,870.40                     10,651.28
10/31/2003              10,342.33                  10,826.35                     10,624.30
11/30/2003              10,347.02                  10,827.19                     10,626.58
12/31/2003              10,398.77                  10,895.90                     10,680.24
 1/31/2004              10,436.20                  10,925.58                     10,714.73
 2/29/2004              10,497.57                  10,986.86                     10,764.11
 3/31/2004              10,536.52                  11,025.76                     10,800.70
 4/30/2004              10,439.68                  10,912.65                     10,704.20
 5/31/2004              10,430.38                  10,897.45                     10,683.24
 6/30/2004              10,433.75                  10,900.68                     10,690.71
 7/31/2004              10,475.04                  10,946.88                     10,733.97
 8/31/2004              10,536.73                  11,032.58                     10,810.35
 9/30/2004              10,555.17                  11,026.48                     10,813.19
10/31/2004              10,581.72                  11,064.78                     10,848.91
11/30/2004              10,562.36                  11,010.92                     10,818.68
12/31/2004              10,594.60                  11,037.61                     10,851.87
 1/31/2005              10,597.68                  11,035.82                     10,853.43
 2/28/2005              10,592.85                  11,015.11                     10,843.06
 3/31/2005              10,598.54                  11,006.61                     10,828.17
 4/30/2005              10,645.21                  11,070.65                     10,884.74
 5/31/2005              10,686.51                  11,118.40                     10,927.91
 6/30/2005              10,707.41                  11,143.30                     10,960.21
 7/31/2005              10,703.94                  11,113.49                     10,935.16
 8/31/2005              10,759.55                  11,185.67                     11,002.05
 9/30/2005              10,770.28                  11,157.66                     10,979.17
10/31/2005              10,778.09                  11,153.11                     10,970.92
11/30/2005              10,801.59                  11,189.50                     11,003.02
12/31/2005              10,837.59                  11,233.31                     11,042.77
 1/31/2006              10,866.91                  11,254.97                     11,071.80
 2/28/2006              10,890.65                  11,268.26                     11,095.89
 3/31/2006              10,907.34                  11,281.90                     11,104.58
 4/30/2006              10,944.74                  11,319.96                     11,139.52
 5/31/2006              10,959.39                  11,335.64                     11,156.93
 6/30/2006              10,989.11                  11,357.79                     11,174.17
 7/31/2006              11,076.55                  11,445.52                     11,257.99
 8/31/2006              11,154.21                  11,530.98                     11,339.94
 9/30/2006              11,222.33                  11,592.62                     11,401.68
10/31/2006              11,274.12                  11,641.46                     11,452.99
11/30/2006              11,355.93                  11,705.25                     11,520.55
12/31/2006              11,347.67                  11,710.88                     11,528.48
 1/31/2007              11,375.45                  11,737.93                     11,558.06
 2/28/2007              11,493.95                  11,833.32                     11,653.10
 3/31/2007              11,523.83                  11,879.40                     11,694.98
 4/30/2007              11,567.33                  11,923.09                     11,740.56
 5/31/2007              11,546.37                  11,913.88                     11,725.02
 6/30/2007              11,579.95                  11,964.03                     11,756.58
 7/31/2007              11,637.33                  12,057.50                     11,827.07
 8/31/2007              11,700.32                  12,155.77                     11,841.55
 9/30/2007              11,781.26                  12,245.66                     11,941.38
10/31/2007              11,827.69                  12,301.08                     11,968.67
11/30/2007              11,971.59                  12,474.99                     12,078.00
12/31/2007              12,002.66                  12,511.26                     12,081.57
 1/31/2008              12,089.93                  12,729.09                     12,230.62
 2/29/2008              12,084.99                  12,842.80                     12,252.21
 3/31/2008              12,070.71                  12,852.38                     12,100.01
 4/30/2008              12,062.23                  12,778.77                     12,099.40
 5/31/2008              12,123.18                  12,747.05                     12,091.21
 6/30/2008              12,126.82                  12,770.39                     12,067.89
 7/31/2008              12,132.96                  12,807.01                     11,991.28
 8/31/2008              12,154.45                  12,866.74                     12,033.10
 9/30/2008              12,035.83                  12,790.26                     11,768.55
10/31/2008              11,725.47                  12,817.67                     11,540.07
11/30/2008              11,670.49                  12,971.11                     11,355.44
12/31/2008              11,694.94                  13,133.41                     11,524.57
 1/31/2009              11,802.99                  13,168.84                     11,639.22
 2/28/2009              11,869.76                  13,146.10                     11,668.60
 3/31/2009              12,032.08                  13,208.10                     11,659.02
 4/30/2009              12,213.56                  13,282.91                     11,806.81
 5/31/2009              12,507.57                  13,373.75                     12,011.03
 6/30/2009              12,647.85                  13,396.49                     12,103.19
 7/31/2009              12,877.33                  13,460.17                     12,262.26
 8/31/2009              13,028.37                  13,531.75                     12,407.23
 9/30/2009              13,166.79                  13,583.57                     12,516.55
10/31/2009              13,268.20                  13,626.90                     12,655.65
11/30/2009              13,378.37                  13,714.99                     12,687.74
12/31/2009              13,338.04                  13,635.76                     12,706.96
 1/31/2010              13,495.02                  13,740.61                     12,835.38
 2/28/2010              13,536.73                  13,771.84                     12,866.20
 3/31/2010              13,560.84                  13,756.88                     12,906.27
 4/30/2010              13,646.89                  13,798.30                     13,012.40
 5/31/2010              13,665.97                  13,832.41                     12,992.19
 6/30/2010              13,746.01                  13,901.59                     13,068.18
 7/31/2010              13,843.54                  13,959.04                     13,167.88
 8/31/2010              13,908.24                  13,991.24                     13,241.75
 9/30/2010              13,958.88                  14,027.03                     13,286.55
10/31/2010              14,007.77                  14,067.00                     13,343.43
11/30/2010              13,996.14                  14,036.72                     13,303.21
12/31/2010              13,971.54                  14,017.57                     13,284.89
 1/31/2011              14,017.43                  14,047.38                     13,320.14
 2/28/2011              14,036.54                  14,044.86                     13,355.19
 3/31/2011              14,040.26                  14,042.83                     13,358.79
 4/30/2011              14,136.30                  14,112.01                     13,440.44
 5/31/2011              14,182.65                  14,163.48                     13,497.09
 6/30/2011              14,186.76                  14,165.39                     13,477.61
 7/31/2011              14,236.98                  14,208.00                     13,544.93
 8/31/2011              14,224.94                  14,234.21                     13,476.34
 9/30/2011              14,215.06                  14,205.85                     13,454.36
10/31/2011              14,277.18                  14,236.97                     13,488.92
11/30/2011              14,280.34                  14,227.03                     13,442.55
12/31/2011              14,315.75                  14,240.92                     13,489.15
 1/31/2012              14,408.91                  14,291.43                     13,608.37

                                   [END CHART]

                    Data from 1/31/02 through 1/31/12.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA SHORT-TERM BOND FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital 1-3 Year Government/Credit Index, formerly known as the Lehman Brothers 1-3 Year Government/Credit Index, is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA SHORT-TERM               LIPPER SHORT INVESTMENT
                          BOND FUND SHARES             GRADE DEBT FUNDS AVERAGE
1/31/2003                       5.23%                           3.85%
1/31/2004                       3.65                            2.81
1/31/2005                       3.23                            2.58
1/31/2006                       3.77                            3.22
1/31/2007                       4.35                            4.13
1/31/2008                       4.60                            4.44
1/31/2009                       4.92                            4.56
1/31/2010                       4.45                            2.97
1/31/2011                       3.14                            2.27
1/31/2012                       2.86                            1.96

                               [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/03 to 1/31/12.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA SHORT-TERM BOND FUND

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (Symbol: UISBX)*


--------------------------------------------------------------------------------
                                               1/31/12              7/31/11
--------------------------------------------------------------------------------

Net Assets                                 $174.2 Million        $118.1 Million
Net Asset Value Per Share                      $9.18                 $9.20


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
      7/31/11 to 1/31/12**            1 Year          Since Inception 8/01/08

              1.29%                   3.00%                   5.28%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
     1 Year                                           Since Inception 8/01/08

     2.68%                                                      5.21%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------

                                          0.49%


*The USAA Short-Term Bond Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA SHORT-TERM BOND          LIPPER SHORT INVESTMENT       BARCLAYS CAPITAL 1-3 YEAR
             FUND INSTITUTIONAL SHARES       GRADE BOND FUNDS INDEX         GOVERNMENT/CREDIT INDEX
 7/31/2008           $10,000.00                    $10,000.00                      $10,000.00
 8/31/2008            10,016.15                     10,034.87                       10,046.64
 9/30/2008             9,920.78                      9,814.26                        9,986.92
10/31/2008             9,667.70                      9,623.72                       10,008.32
11/30/2008             9,624.67                      9,469.75                       10,128.13
12/31/2008             9,647.65                      9,610.79                       10,254.86
 1/31/2009             9,739.52                      9,706.41                       10,282.52
 2/28/2009             9,797.00                      9,730.91                       10,264.77
 3/31/2009             9,933.58                      9,722.92                       10,313.18
 4/30/2009            10,085.90                      9,846.16                       10,371.59
 5/31/2009            10,331.34                     10,016.47                       10,442.52
 6/30/2009            10,449.65                     10,093.33                       10,460.28
 7/31/2009            10,642.83                     10,225.98                       10,510.00
 8/31/2009            10,769.72                     10,346.88                       10,565.89
 9/30/2009            10,886.42                     10,438.05                       10,606.36
10/31/2009            10,972.54                     10,554.05                       10,640.19
11/30/2009            11,065.83                     10,580.81                       10,708.97
12/31/2009            11,033.88                     10,596.84                       10,647.10
 1/31/2010            11,165.85                     10,703.93                       10,728.97
 2/28/2010            11,202.39                     10,729.64                       10,753.37
 3/31/2010            11,224.49                     10,763.05                       10,741.68
 4/30/2010            11,297.84                     10,851.55                       10,774.02
 5/31/2010            11,315.70                     10,834.70                       10,800.66
 6/30/2010            11,384.53                     10,898.07                       10,854.67
 7/31/2010            11,468.19                     10,981.22                       10,899.53
 8/31/2010            11,523.95                     11,042.82                       10,924.67
 9/30/2010            11,568.04                     11,080.18                       10,952.62
10/31/2010            11,610.75                     11,127.61                       10,983.83
11/30/2010            11,603.20                     11,094.07                       10,960.19
12/31/2010            11,585.16                     11,078.79                       10,945.24
 1/31/2011            11,625.70                     11,108.19                       10,968.51
 2/28/2011            11,643.82                     11,137.42                       10,966.54
 3/31/2011            11,649.41                     11,140.42                       10,964.96
 4/30/2011            11,731.38                     11,208.51                       11,018.97
 5/31/2011            11,772.03                     11,255.76                       11,059.16
 6/30/2011            11,777.76                     11,239.51                       11,060.66
 7/31/2011            11,821.76                     11,295.66                       11,093.93
 8/31/2011            11,814.16                     11,238.45                       11,114.39
 9/30/2011            11,807.50                     11,220.12                       11,092.25
10/31/2011            11,860.50                     11,248.94                       11,116.54
11/30/2011            11,864.58                     11,210.28                       11,108.79
12/31/2011            11,895.71                     11,249.13                       11,119.63
 1/31/2012            11,974.68                     11,348.55                       11,159.07

                                   [END CHART]

                 Data from 7/31/08 through 1/31/12.*

                 See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

USAA SHORT-TERM BOND FUND ADVISER SHARES (Symbol: UASBX)*

--------------------------------------------------------------------------------
                                               1/31/12              7/31/11
--------------------------------------------------------------------------------
Net Assets                                $5.9 Million          $5.6 Million
Net Asset Value Per Share                    $9.18                 $9.20

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
      7/31/11 to 1/31/12**            1 Year          Since Inception 8/01/10
              1.08%                    2.41%                   2.42%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
     1 Year                                         Since Inception 8/01/10
      2.19%                                                  2.11%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11***
--------------------------------------------------------------------------------
     Before Reimbursement   1.65%               After Reimbursement   0.90%

*The USAA Short-Term Bond Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT ESTIMATED EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2011. BEFORE AND AFTER EXPENSE RATIOS MAY DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA SHORT-TERM BOND       LIPPER SHORT INVESTMENT     BARCLAYS CAPITAL 1-3 YEAR
               FUND ADVISER SHARES        GRADE BOND FUNDS INDEX       GOVERNMENT/CREDIT INDEX
07/31/10             $10,000.00                 $10,000.00                    $10,000.00
08/31/10              10,043.84                  10,056.10                     10,023.07
09/30/10              10,078.03                  10,090.12                     10,048.70
10/31/10              10,121.71                  10,133.32                     10,077.34
11/30/10              10,099.91                  10,102.77                     10,055.65
12/31/10              10,079.47                  10,088.86                     10,041.93
01/31/11              10,121.33                  10,115.63                     10,063.28
02/28/11              10,122.02                  10,142.25                     10,061.48
03/31/11              10,133.37                  10,144.98                     10,060.02
04/30/11              10,189.21                  10,206.99                     10,109.58
05/31/11              10,231.41                  10,250.01                     10,146.45
06/30/11              10,221.09                  10,235.21                     10,147.82
07/31/11              10,255.10                  10,286.34                     10,178.35
08/31/11              10,244.10                  10,234.25                     10,197.13
09/30/11              10,234.67                  10,217.56                     10,176.81
10/31/11              10,277.32                  10,243.80                     10,199.10
11/30/11              10,277.40                  10,208.59                     10,191.98
12/31/11              10,300.58                  10,243.98                     10,201.93
01/31/12              10,365.62                  10,334.52                     10,238.11

                                   [END CHART]

                    Data from 7/31/10 through 1/31/12.*

                    See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Capital 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2012 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA*                                                                       45.3%
AA                                                                          9.4%
A                                                                          15.8%
BBB                                                                        23.3%
BELOW INVESTMENT-GRADE                                                      5.0%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         0.7%
UNRATED                                                                     0.5%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), Dominion Bond Rating Service Ltd. (Dominion) and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities included in the short-term investment grade ratings category are those that are ranked in the top two short term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). The below investment-grade category includes both long-term and short-term securities. Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-41.

*As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. Government securities from AAA to AA+.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                         o PORTFOLIO MIX -- 1/31/2012 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      32.7%
COMMERCIAL MORTGAGE SECURITIES                                             23.9%
ASSET-BACKED SECURITIES                                                    19.4%
EURODOLLAR AND YANKEE OBLIGATIONS                                          10.2%
MUNICIPAL BONDS                                                             8.2%
U.S. GOVERNMENT AGENCY ISSUES                                               5.6%
MONEY MARKET INSTRUMENTS                                                    0.2%

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393                63,843,596
Daniel S. McNamara                     6,665,041,690                59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396                51,200,593
Michael F. Reimherr                    6,655,017,938                69,637,051
Paul L. McNamara                       6,652,482,258                72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137                74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  17

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (32.7%)

            CONSUMER DISCRETIONARY (1.8%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.0%)
 $    500   Tenneco, Inc.                                            8.13%       11/15/2015           $      522
                                                                                                      ----------
            AUTOMOTIVE RETAIL (0.0%)
    1,000   AutoZone, Inc.                                           5.88        10/15/2012                1,032
                                                                                                      ----------
            CABLE & SATELLITE (0.5%)
    4,000   Charter Communications, Inc.(a)                          8.00(b)      4/30/2012                4,090
    5,000   NBC Universal                                            3.65         4/30/2015                5,340
    1,000   Time Warner Cable, Inc.                                  8.25         2/14/2014                1,135
                                                                                                      ----------
                                                                                                          10,565
                                                                                                      ----------
            GENERAL MERCHANDISE STORES (0.6%)
    8,000   Dollar General Corp.(c)                                  3.13         7/07/2014                8,012
    5,000   Dollar General Corp.(c)                                  3.14         7/07/2014                5,014
                                                                                                      ----------
                                                                                                          13,026
                                                                                                      ----------
            LEISURE PRODUCTS (0.1%)
    3,000   Mattel, Inc.                                             5.63         3/15/2013                3,164
                                                                                                      ----------
            MOVIES & ENTERTAINMENT (0.2%)
    4,975   Regal Cinemas Corp.(c)                                   3.58         8/23/2017                4,961
                                                                                                      ----------
            SPECIALTY STORES (0.4%)
    7,817   Sally Holdings, LLC(c)                                   2.52        11/15/2013                7,803
                                                                                                      ----------
            Total Consumer Discretionary                                                                  41,073
                                                                                                      ----------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    3,000   Cargill, Inc.(a)                                         5.20         1/22/2013                3,130
    3,000   Corn Products International, Inc.                        3.20        11/01/2015                3,105
                                                                                                      ----------
                                                                                                           6,235
                                                                                                      ----------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                             4.88         8/01/2013                2,131
                                                                                                      ----------
            PACKAGED FOODS & MEAT (0.5%)
    2,000   ConAgra Foods, Inc.                                      5.88         4/15/2014                2,194
    3,000   Kraft Foods, Inc.                                        2.63         5/08/2013                3,059

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  1,000   Kraft Foods, Inc.                                        5.25%       10/01/2013           $    1,063
    1,000   Kraft Foods, Inc.                                        6.75         2/19/2014                1,114
    5,000   Wrigley William Jr. Co.(a)                               2.45         6/28/2012                5,035
                                                                                                      ----------
                                                                                                          12,465
                                                                                                      ----------
            SOFT DRINKS (0.3%)
    1,000   Bottling Group, LLC                                      6.95         3/15/2014                1,130
    2,000   Coca Cola Enterprises, Inc.                              3.75         3/01/2012                2,005
    1,000   Coca Cola Enterprises, Inc.                              1.80         9/01/2016                1,030
    2,000   PepsiAmericas, Inc.                                      4.38         2/15/2014                2,144
                                                                                                      ----------
                                                                                                           6,309
                                                                                                      ----------
            Total Consumer Staples                                                                        27,140
                                                                                                      ----------
            ENERGY (4.8%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
    1,000   Hess Corp.                                               7.00         2/15/2014                1,108
    1,425   Louisiana Land and Exploration Co.                       7.63         4/15/2013                1,538
    2,800   Murphy Oil Corp.                                         6.38         5/01/2012                2,834
                                                                                                      ----------
                                                                                                           5,480
                                                                                                      ----------
            OIL & GAS DRILLING (0.2%)
    5,000   Noble Holding International Ltd.                         3.45         8/01/2015                5,223
                                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    3,000   Apache Corp.                                             5.25         4/15/2013                3,172
    3,000   Apache Finance Canada Corp.                              4.38         5/15/2015                3,314
    3,000   Chesapeake Energy Corp.                                  7.63         7/15/2013                3,172
    2,000   Devon Energy Corp.                                       5.63         1/15/2014                2,189
    5,000   WPX Energy, Inc.(a)                                      5.25         1/15/2017                5,025
                                                                                                      ----------
                                                                                                          16,872
                                                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    2,000   Valero Energy Corp.                                      6.88         4/15/2012                2,023
                                                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (3.6%)
    3,000   Buckeye Partners                                         5.30        10/15/2014                3,241
    1,000   DCP Midstream, LLC(a)                                    9.70        12/01/2013                1,133
    5,000   El Paso Pipeline Partners Operating Co., LLC             4.10        11/15/2015                5,229
    2,000   Enbridge Energy Partners, LP                             9.88         3/01/2019                2,677
    1,000   Energy Transfer Partners, LP                             6.00         7/01/2013                1,063
    2,300   Energy Transfer Partners, LP                             5.95         2/01/2015                2,497
    1,000   Energy Transfer Partners, LP                             9.70         3/15/2019                1,266
    3,000   Enterprise Products Operating, LP                        4.60         8/01/2012                3,057
    1,105   Enterprise Products Operating, LP                        6.13         2/01/2013                1,156
    1,000   Enterprise Products Operating, LP                        5.90         4/15/2013                1,058
    2,000   Enterprise Products Operating, LP                        3.70         6/01/2015                2,118
    1,684   Kern River Funding Corp.(a)                              6.68         7/31/2016                1,901

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  5,895   Kern River Funding Corp.(a)                              4.89%        4/30/2018           $    6,416
    2,000   Kinder Morgan, Inc.                                      6.50         9/01/2012                2,035
   10,000   NGPL PipeCo, LLC(a)                                      6.51        12/15/2012                9,634
    1,000   ONEOK Partners, LP                                       5.90         4/01/2012                1,007
    4,000   Plains All American Pipeline, LP                         3.95         9/15/2015                4,269
    5,000   Rockies Express Pipeline, LLC(a)                         3.90         4/15/2015                4,950
    5,014   Southeast Supply Header(a)                               4.85         8/15/2014                5,344
    5,000   Spectra Energy Capital, LLC                              5.90         9/15/2013                5,328
    5,000   Spectra Energy Partners, LP                              2.95         6/15/2016                5,131
    2,000   Sunoco Logistics Partners Operations, LP                 8.75         2/15/2014                2,229
    2,000   Valero Logistics                                         6.88         7/15/2012                2,038
    4,845   Williams Partners, LP                                    3.80         2/15/2015                5,126
                                                                                                      ----------
                                                                                                          79,903
                                                                                                      ----------
            Total Energy                                                                                 109,501
                                                                                                      ----------
            FINANCIALS (12.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   State Street Corp.                                       2.15         4/30/2012                2,010
                                                                                                      ----------
            CONSUMER FINANCE (1.1%)
    2,000   American Express Credit Corp.                            5.88         5/02/2013                2,116
    5,000   American Honda Finance Corp.(a)                          0.81(b)     11/07/2012                5,009
    1,000   American Honda Finance Corp.(a)                          6.70        10/01/2013                1,076
    5,000   American Honda Finance Corp.(a)                          3.50         3/16/2015                5,283
    5,000   Capital One Financial Corp.                              2.13         7/15/2014                5,011
    1,000   Ford Motor Credit Co., LLC                               7.50         8/01/2012                1,028
    5,000   Ford Motor Credit Co., LLC                               3.88         1/15/2015                5,060
                                                                                                      ----------
                                                                                                          24,583
                                                                                                      ----------
            DIVERSIFIED BANKS (0.2%)
    5,000   Wells Fargo & Co.                                        3.63         4/15/2015                5,324
                                                                                                      ----------
            DIVERSIFIED CAPITAL MARKETS (0.0%)
    1,000   UBS AG                                                   2.25         8/12/2013                1,005
                                                                                                      ----------
            LIFE & HEALTH INSURANCE (1.9%)
    2,000   Jackson National Life Global Funding(a)                  5.38         5/08/2013                2,089
    5,000   MetLife Global Funding I(a)                              2.88         9/17/2012                5,065
    1,000   MetLife Global Funding I(a)                              5.13         4/10/2013                1,048
    1,000   MetLife Global Funding I(a)                              5.13         6/10/2014                1,087
    3,000   MetLife Global Funding I(a)                              2.00         1/09/2015                3,032
    5,000   New York Life Global Funding(a)                          1.85        12/13/2013                5,074
    5,000   New York Life Global Funding(a)                          1.30         1/12/2015                5,026
    5,000   New York Life Global Funding(a)                          3.00         5/04/2015                5,282
    3,000   Pricoa Global Funding I(a)                               5.45         6/11/2014                3,239
    1,500   Principal Life Global Funding I                          6.25         2/15/2012                1,503
    2,000   Principal Life Income Fundings Trust                     5.30        12/14/2012                2,079

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  5,000   Protective Life Corp.                                    4.30%        6/01/2013           $    5,137
    2,000   Prudential Financial, Inc.                               5.15         1/15/2013                2,070
                                                                                                      ----------
                                                                                                          41,731
                                                                                                      ----------
            MULTI-LINE INSURANCE (0.2%)
    1,000   Assurant, Inc.                                           5.63         2/15/2014                1,046
    2,000   Genworth Life Institutional Funding Trust(a)             5.88         5/03/2013                2,054
    2,000   Hartford Financial Services Group, Inc.                  4.75         3/01/2014                2,047
                                                                                                      ----------
                                                                                                           5,147
                                                                                                      ----------
            MULTI-SECTOR HOLDINGS (0.3%)
    1,000   Leucadia National Corp.                                  7.00         8/15/2013                1,048
    5,500   Leucadia National Corp.                                  8.13         9/15/2015                5,940
                                                                                                      ----------
                                                                                                           6,988
                                                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    5,000   Bank of America Corp.                                    6.10         6/15/2017                5,078
    2,000   Citigroup, Inc.                                          5.30        10/17/2012                2,055
    3,000   Citigroup, Inc.                                          2.45(b)      8/13/2013                2,999
    9,500   Farm Credit Bank of Texas, Series 1, 7.56%, perpetual    7.56        11/29/2049                9,495
    5,000   General Electric Capital Corp.                           1.88         9/16/2013                5,065
    3,000   General Electric Capital Corp.                           0.81(b)      9/15/2014                2,917
    2,000   International Lease Finance Corp.(a)                     6.50         9/01/2014                2,117
    5,000   JP Morgan Chase & Co.                                    1.16(b)      2/26/2013                5,032
    5,000   JP Morgan Chase & Co.                                    3.40         6/24/2015                5,225
                                                                                                      ----------
                                                                                                          39,983
                                                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    2,000   Allstate Life Global Funding Trust                       5.38         4/30/2013                2,113
    2,275   OneBeacon U.S. Holdings, Inc.                            5.88         5/15/2013                2,355
    1,500   RLI Corp.                                                5.95         1/15/2014                1,562
                                                                                                      ----------
                                                                                                           6,030
                                                                                                      ----------
            REGIONAL BANKS (1.3%)
    2,000   BB&T Corp.                                               3.38         9/25/2013                2,075
    5,000   BB&T Corp.                                               1.25(b)      4/28/2014                4,980
    2,000   BB&T Corp.                                               3.95         4/29/2016                2,188
    2,000   Chittenden Corp.                                         5.80         2/14/2017                2,003
    2,000   Cullen/Frost Bankers, Inc.                               5.75         2/15/2017                1,996
    5,000   First Niagara Financial Group, Inc.                      6.75         3/19/2020                5,334
    1,000   First Tennessee Bank, N.A.                               4.63         5/15/2013                1,014
    5,000   Key Bank, N.A.                                           5.80         7/01/2014                5,421
    1,480   Regions Financial Corp.                                  7.75        11/10/2014                1,561
    2,000   Regions Financial Corp.                                  5.75         6/15/2015                2,061
    2,000   Susquehanna Bancshares, Inc.                             2.25(b)      5/01/2014                1,852
                                                                                                      ----------
                                                                                                          30,485
                                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            REITs - DIVERSIFIED (0.5%)
 $  2,500   Liberty Property, LP                                     6.38%        8/15/2012           $    2,551
    3,000   Liberty Property, LP                                     5.13         3/02/2015                3,200
    2,790   Washington REIT                                          5.25         1/15/2014                2,936
    2,030   Washington REIT                                          5.35         5/01/2015                2,193
                                                                                                      ----------
                                                                                                          10,880
                                                                                                      ----------
            REITs - INDUSTRIAL (0.2%)
    2,000   AMB Property, LP                                         6.30         6/01/2013                2,083
    2,000   ProLogis, LP                                             2.25         4/01/2037                2,012
                                                                                                      ----------
                                                                                                           4,095
                                                                                                      ----------
            REITs - OFFICE (1.0%)
    2,000   BioMed Realty, LP                                        3.85         4/15/2016                1,989
    1,216   Boston Properties, LP                                    6.25         1/15/2013                1,269
    3,000   Duke Realty, LP                                          6.25         5/15/2013                3,137
    4,500   HRPT Properties Trust                                    6.50         1/15/2013                4,556
    3,000   Mack-Cali Realty, LP                                     5.13         1/15/2015                3,185
    2,000   Reckson Operating Partnership, LP                        5.88         8/15/2014                2,091
    5,055   Reckson Operating Partnership, LP                        6.00         3/31/2016                5,352
                                                                                                      ----------
                                                                                                          21,579
                                                                                                      ----------
            REITs - RESIDENTIAL (1.2%)
    3,524   AvalonBay Communities, Inc.                              5.70         3/15/2017                3,971
    5,745   BRE Properties, Inc.                                     5.50         3/15/2017                6,317
    5,000   Camden Property Trust                                    5.88        11/30/2012                5,135
    1,000   ERP Operating, LP                                        6.63         3/15/2012                1,007
    2,000   ERP Operating, LP                                        5.50        10/01/2012                2,051
    3,000   UDR, Inc.                                                5.13         1/15/2014                3,135
    3,000   UDR, Inc.                                                5.25         1/15/2015                3,192
    2,000   UDR, Inc.                                                5.25         1/15/2016                2,140
                                                                                                      ----------
                                                                                                          26,948
                                                                                                      ----------
            REITs - RETAIL (1.7%)
    2,000   Equity One, Inc.                                         6.25        12/15/2014                2,130
    2,000   Federal Realty Investment Trust                          6.00         7/15/2012                2,036
    1,765   Federal Realty Investment Trust                          5.95         8/15/2014                1,885
    1,000   Kimco Realty Corp.                                       6.00        11/30/2012                1,028
    4,000   Kimco Realty Corp.                                       5.58        11/23/2015                4,336
    2,749   National Retail Properties, Inc.                         6.15        12/15/2015                3,003
    2,000   Realty Income Corp.                                      5.38         3/15/2013                2,061
    1,625   Regency Centers, LP                                      4.95         4/15/2014                1,710
    3,055   Regency Centers, LP                                      5.25         8/01/2015                3,300
    3,000   Simon Property Group, LP                                 5.30         5/30/2013                3,137

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  5,000   WEA Finance(a)                                           7.50%        6/02/2014           $    5,539
    3,500   Weingarten Realty Investors                              5.26         5/15/2012                3,517
    3,500   Weingarten Realty Investors                              4.86         1/15/2014                3,639
                                                                                                      ----------
                                                                                                          37,321
                                                                                                      ----------
            REITs - SPECIALIZED (1.1%)
    1,000   Health Care Property Investors, Inc.                     5.63         2/28/2013                1,029
    5,000   Health Care Property Investors, Inc.                     6.00         3/01/2015                5,373
    5,000   Health Care Reit, Inc.                                   3.63         3/15/2016                5,096
    4,128   Hospitality Properties Trust                             5.13         2/15/2015                4,238
    2,950   Nationwide Health Properties, Inc.                       6.90        10/01/2037                3,347
    5,000   Ventas Realty, LP                                        3.13        11/30/2015                5,041
                                                                                                      ----------
                                                                                                          24,124
                                                                                                      ----------
            Total Financials                                                                             288,233
                                                                                                      ----------
            GOVERNMENT (1.4%)
            -----------------
            U.S. GOVERNMENT (1.4%)(d)
   15,000   Citibank, N.A.                                           1.75        12/28/2012               15,222
   10,000   GMAC, LLC (INS)                                          2.20        12/19/2012               10,183
    5,000   U.S. Central Federal Credit Union                        1.90        10/19/2012                5,063
                                                                                                      ----------
            Total Government                                                                              30,468
                                                                                                      ----------
            HEALTH CARE (0.7%)
            ------------------
            HEALTH CARE FACILITIES (0.2%)
    1,000   Community Health Systems, Inc.                           8.88         7/15/2015                1,043
    3,000   HCA, Inc.(c)                                             2.52        11/18/2013                2,984
                                                                                                      ----------
                                                                                                           4,027
                                                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,000   Agilent Technologies, Inc.                               4.45         9/14/2012                2,035
                                                                                                      ----------
            PHARMACEUTICALS (0.4%)
    2,000   Abbott Laboratories                                      5.15        11/30/2012                2,078
    3,000   Eli Lilly & Co.                                          3.55         3/06/2012                3,008
    5,000   Novartis Capital Corp.                                   2.90         4/24/2015                5,366
                                                                                                      ----------
                                                                                                          10,452
                                                                                                      ----------
            Total Health Care                                                                             16,514
                                                                                                      ----------
            INDUSTRIALS (1.8%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
    1,237   L-3 Communications Corp.                                 6.38        10/15/2015                1,271
      990   TransDigm, Inc.(c)                                       4.00         2/14/2017                  990
                                                                                                      ----------
                                                                                                           2,261
                                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            AIR FREIGHT & LOGISTICS (0.4%)
 $  1,127   Federal Express Corp.                                     7.50%       1/15/2018           $    1,127
    2,000   FedEx Corp.                                               7.38        1/15/2014                2,228
    3,000   Fedex Corp.(a),(e)                                        2.63        1/15/2018                3,041
    2,000   United Parcel Service                                     3.88        4/01/2014                2,134
                                                                                                      ----------
                                                                                                           8,530
                                                                                                      ----------
            AIRLINES (0.2%)
    2,000   Southwest Airlines Co.                                    6.50        3/01/2012                2,008
    2,505   United Air Lines, Inc.                                    9.75        1/15/2017                2,837
                                                                                                      ----------
                                                                                                           4,845
                                                                                                      ----------
            COMMERCIAL PRINTING (0.1%)
    3,000   R.R. Donnelley & Sons Co.                                 4.95        4/01/2014                2,925
                                                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    1,000   Caterpillar Financial Services Corp.                      4.85       12/07/2012                1,037
    3,250   Caterpillar Financial Services Corp.                      4.90        8/15/2013                3,456
    3,000   John Deere Capital Corp.                                  5.25       10/01/2012                3,097
    3,000   John Deere Capital Corp.                                  1.88        6/17/2013                3,054
    3,000   Paccar, Inc.                                              6.88        2/15/2014                3,372
                                                                                                      ----------
                                                                                                          14,016
                                                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,000   Casella Waste Systems, Inc.                              11.00        7/15/2014                2,190
                                                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Tyco International Finance S.A.                           8.50        1/15/2019                1,307
                                                                                                      ----------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                                       5.13        2/15/2014                2,160
                                                                                                      ----------
            SECURITY & ALARM SERVICES (0.1%)
    3,000   Corrections Corp. of America                              6.25        3/15/2013                3,011
                                                                                                      ----------
            Total Industrials                                                                             41,245
                                                                                                      ----------
            INFORMATION TECHNOLOGY (0.7%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,000   Computer Sciences Corp.                                   5.50        3/15/2013                1,027
    5,000   Fiserv, Inc.(f)                                           3.13        6/15/2016                5,142
                                                                                                      ----------
                                                                                                           6,169
                                                                                                      ----------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                            4.75       11/15/2014                2,163
                                                                                                      ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,000   FLIR Systems, Inc.                                        3.75        9/01/2016                3,008
                                                                                                      ----------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            OFFICE ELECTRONICS (0.2%)
 $  2,996   Xerox Corp.                                              5.50%        5/15/2012           $    3,035
                                                                                                      ----------
            Total Information Technology                                                                  14,375
                                                                                                      ----------
            MATERIALS (1.3%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
    3,550   Lafarge North America, Inc.                              6.88         7/15/2013                3,693
                                                                                                      ----------
            DIVERSIFIED CHEMICALS (0.3%)
    2,000   Dow Chemical Co.                                         4.85         8/15/2012                2,042
    3,000   Dow Chemical Co.                                         5.90         2/15/2015                3,383
      333   E. I. du Pont de Nemours and Co.                         5.00         1/15/2013                  347
    1,000   E. I. du Pont de Nemours and Co.                         5.00         7/15/2013                1,063
                                                                                                      ----------
                                                                                                           6,835
                                                                                                      ----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                            6.13         9/15/2013                2,164
                                                                                                      ----------
            INDUSTRIAL GASES (0.3%)
    6,000   Praxair, Inc.                                            2.13         6/14/2013                6,118
                                                                                                      ----------
            PAPER PACKAGING (0.2%)
    5,000   Sealed Air Corp.(c)                                      2.88        10/03/2016                5,042
                                                                                                      ----------
            SPECIALTY CHEMICALS (0.2%)
    4,500   RPM International, Inc.                                  6.25        12/15/2013                4,793
                                                                                                      ----------
            Total Materials                                                                               28,645
                                                                                                      ----------
            TELECOMMUNICATION SERVICES (1.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    2,000   AT&T, Inc.                                               4.85         2/15/2014                2,159
    4,400   Frontier Communications Corp.                            6.63         3/15/2015                4,422
    5,000   Qwest Communications International, Inc.                 7.50         2/15/2014                5,035
    6,000   Qwest Communications International, Inc.                 7.50         2/15/2014                6,042
    5,000   Qwest Communications International, Inc.                 8.00        10/01/2015                5,388
    1,000   Verizon Communications, Inc.                             5.25         4/15/2013                1,056
    6,000   Windstream Corp.                                         8.13         8/01/2013                6,450
                                                                                                      ----------
                                                                                                          30,552
                                                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,000   ALLTEL Corp.                                             7.00         7/01/2012                2,053
    3,000   Nextel Communications, Inc.                              6.88        10/31/2013                3,015
    1,000   Verizon Wireless Capital                                 7.38        11/15/2013                1,114
                                                                                                      ----------
                                                                                                           6,182
                                                                                                      ----------
            Total Telecommunication Services                                                              36,734
                                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            UTILITIES (4.5%)
            ----------------
            ELECTRIC UTILITIES (2.8%)
 $  3,000   Appalachian Power Co.                                    3.40%        5/24/2015           $    3,144
      530   Cedar Brakes II, LLC(a)                                  9.88         9/01/2013                  547
    2,000   Cincinnati Gas & Electric Co.                            5.70         9/15/2012                2,062
    5,000   Columbus Southern Power                                  0.96(b)      3/16/2012                4,997
    2,000   Commonwealth Edison Co.                                  6.15         3/15/2012                2,013
    2,000   Duke Energy Ohio, Inc.                                   2.10         6/15/2013                2,041
   10,000   Entergy Texas, Inc.                                      3.60         6/01/2015               10,407
    3,000   FPL Group Capital, Inc.                                  0.84(b)     11/09/2012                2,995
    2,000   FPL Group Capital, Inc.                                  2.55        11/15/2013                2,035
    5,000   Georgia Power Co.                                        0.87(b)      3/15/2013                5,006
    2,000   Great Plains Energy, Inc.                                2.75         8/15/2013                2,023
    5,000   ITC Holdings Corp.(a)                                    5.25         7/15/2013                5,224
    4,825   Nevada Power Co.                                         6.50         4/15/2012                4,877
    1,000   Northeast Utilities                                      5.65         6/01/2013                1,055
    2,000   Northern States Power Co.                                8.00         8/28/2012                2,082
    3,000   PNM Resources, Inc.                                      9.25         5/15/2015                3,330
    4,000   PPL Energy Supply, LLC                                   6.20         5/15/2016                4,479
    1,725   Tristate General & Transport Association(a)              6.04         1/31/2018                1,900
    2,000   West Penn Power Co.                                      6.63         4/15/2012                2,024
                                                                                                      ----------
                                                                                                          62,241
                                                                                                      ----------
            GAS UTILITIES (0.2%)
    5,000   Florida Gas Transmission(a)                              4.00         7/15/2015                5,244
                                                                                                      ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    1,955   AES Corp.                                                7.75         3/01/2014                2,131
    2,000   AES Corp.                                                7.75        10/15/2015                2,210
    3,970   Calpine Corp.(c)                                         4.50         4/02/2018                3,943
                                                                                                      ----------
                                                                                                           8,284
                                                                                                      ----------
            MULTI-UTILITIES (1.1%)
    4,455   Black Hills Corp.                                        6.50         5/15/2013                4,696
    2,000   CenterPoint Energy Houston Electric, LLC                 5.70         3/15/2013                2,097
    2,000   CenterPoint Energy Houston Electric, LLC                 7.00         3/01/2014                2,242
    3,150   CMS Energy Corp.                                         1.52(b)      1/15/2013                3,146
    3,000   CMS Energy Corp.                                         2.75         5/15/2014                3,001
    1,000   Consolidated Natural Gas Co.                             5.00         3/01/2014                1,074
    1,000   Dominion Resources, Inc.                                 8.88         1/15/2019                1,345
    1,000   Energy East Corp.                                        6.75         6/15/2012                1,017
    2,340   New York State Electric & Gas Corp.                      5.50        11/15/2012                2,434

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  2,000   PSEG Power, LLC                                          2.50%        4/15/2013           $    2,037
    1,000   Puget Sound Energy, Inc.                                 6.75         1/15/2016                1,197
                                                                                                      ----------
                                                                                                          24,286
                                                                                                      ----------
            Total Utilities                                                                              100,055
                                                                                                      ----------
            Total Corporate Obligations (cost: $715,590)                                                 733,983
                                                                                                      ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (10.2%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
    5,328   Royal Caribbean Cruises Ltd.                             6.88        12/01/2013                5,674
                                                                                                      ----------
            CONSUMER STAPLES (1.0%)
            -----------------------
            BREWERS (0.8%)
    2,000   Anheuser-Busch Companies, Inc.                           3.00        10/15/2012                2,033
   10,000   Miller Brewing Co.(a),(f)                                5.50         8/15/2013               10,597
    5,000   SABMiller plc(a)                                         2.45         1/15/2017                5,114
                                                                                                      ----------
                                                                                                          17,744
                                                                                                      ----------
            DISTILLERS & VINTNERS (0.2%)
    5,000   Pernod Ricard S.A.(a)                                    2.95         1/15/2017                5,096
                                                                                                      ----------
            Total Consumer Staples                                                                        22,840
                                                                                                      ----------
            ENERGY (1.5%)
            -------------
            INTEGRATED OIL & GAS (0.8%)
    5,000   BP Capital Markets plc(f)                                3.13         3/10/2012                5,014
    2,000   Husky Energy, Inc.                                       5.90         6/15/2014                2,195
    5,000   Shell International Finance                              1.88         3/25/2013                5,092
    5,000   Shell International Finance                              4.00         3/21/2014                5,368
                                                                                                      ----------
                                                                                                          17,669
                                                                                                      ----------
            OIL & GAS DRILLING (0.2%)
    5,000   Transocean, Inc.                                         5.05        12/15/2016                5,363
                                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    5,000   Petrohawk Energy Corp.                                   7.25         8/15/2018                5,725
    2,000   Woodside Finance Ltd.(a)                                 8.13         3/01/2014                2,228
    4,000   Woodside Finance Ltd.(a)                                 4.50        11/10/2014                4,212
                                                                                                      ----------
                                                                                                          12,165
                                                                                                      ----------
            Total Energy                                                                                  35,197
                                                                                                      ----------
            FINANCIALS (4.2%)
            -----------------
            DIVERSIFIED BANKS (2.9%)
    5,000   ANZ National International                               6.20         7/19/2013                5,290
    5,000   Bank of Montreal                                         2.13         6/28/2013                5,096

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  5,000   Bank of Montreal(a)                                      1.30%       10/31/2014           $    5,053
    5,000   Bank of Montreal(a)                                      2.85         6/09/2015                5,290
    5,000   Bank of Montreal(a)                                      2.63         1/25/2016                5,272
    5,000   Canadian Imperial Bank(a)                                2.00         2/04/2013                5,072
    5,000   Canadian Imperial Bank                                   1.45         9/13/2013                5,052
    4,000   Canadian Imperial Bank(a)                                2.60         7/02/2015                4,194
    2,000   Canadian Imperial Bank                                   2.35        12/11/2015                2,053
    5,000   Commonwealth Bank of Australia                           1.81(b)      1/17/2014                5,001
    5,000   Rabobank Group                                           3.38         1/19/2017                5,152
    2,000   Royal Bank of Canada                                     2.63        12/15/2015                2,085
    3,000   Standard Chartered Bank(a)                               6.40         9/26/2017                3,258
    2,000   Standard Chartered plc(a)                                3.85         4/27/2015                2,069
    3,000   Westpac Banking Corp.                                    2.10         8/02/2013                3,043
    2,000   Westpac Banking Corp.(a)                                 1.80(b)      1/30/2014                2,001
                                                                                                      ----------
                                                                                                          64,981
                                                                                                      ----------
            DIVERSIFIED CAPITAL MARKETS (0.6%)
    2,000   Credit Suisse Group, AG                                  5.50         5/01/2014                2,135
   10,000   UBS AG London(a)                                         1.88         1/23/2015                9,970
                                                                                                      ----------
                                                                                                          12,105
                                                                                                      ----------
            MULTI-LINE INSURANCE (0.0%)
      584   ZFS Finance USA Trust IV(a)                              5.88         5/09/2032                  575
                                                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    2,000   ING Capital Funding Trust III                            4.18(b)              -(g)             1,607
                                                                                                      ----------
            REGIONAL BANKS (0.2%)
    5,000   Vestjysk Bank A/S (NBGA)(a)                              1.11(b)      6/17/2013                5,024
                                                                                                      ----------
            REITs - RETAIL (0.2%)
    4,245   WEA Finance, LLC(a)                                      5.40        10/01/2012                4,353
                                                                                                      ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    5,000   Stadshypotek AB(a)                                       1.13(b)      9/30/2013                4,996
                                                                                                      ----------
            Total Financials                                                                              93,641
                                                                                                      ----------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    2,000   Covidien International Finance S.A.                      5.45        10/15/2012                2,066
    3,000   Covidien International Finance S.A.                      1.88         6/15/2013                3,044
                                                                                                      ----------
            Total Health Care                                                                              5,110
                                                                                                      ----------
            INDUSTRIALS (0.5%)
            ------------------
            DIVERSIFIED SUPPORT SERVICES (0.2%)
    4,300   Brambles USA, Inc.(a)                                    3.95         4/01/2015                4,453
                                                                                                      ----------

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (0.3%)
 $  5,000   Hutchison Whampoa Ltd.(a)                                3.50%        1/13/2017           $    5,114
    2,000   Siemens Finance(a)                                       5.50         2/16/2012                2,003
                                                                                                      ----------
                                                                                                           7,117
                                                                                                      ----------
            Total Industrials                                                                             11,570
                                                                                                      ----------
            MATERIALS (2.3%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    3,597   CRH America, Inc.                                        4.13         1/15/2016                3,635
    2,000   Lafarge S.A.(a)                                          5.50         7/09/2015                2,057
                                                                                                      ----------
                                                                                                           5,692
                                                                                                      ----------
            DIVERSIFIED CHEMICALS (0.2%)
    3,305   Engelhard Corp.                                          4.25         5/15/2013                3,369
                                                                                                      ----------
            DIVERSIFIED METALS & MINING (0.9%)
    5,000   Anglo American Capital(a),(f)                            2.15         9/27/2013                5,020
    5,000   Glencore Funding, LLC(a)                                 6.00         4/15/2014                5,236
    1,000   Teck Resources Ltd.                                      9.75         5/15/2014                1,179
    1,746   Teck Resources Ltd.                                      3.15         1/15/2017                1,815
    3,000   Xstrata Canada Corp.                                     5.38         6/01/2015                3,290
    2,000   Xstrata Finance Canada Ltd.(a)                           2.85        11/10/2014                2,040
                                                                                                      ----------
                                                                                                          18,580
                                                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    6,000   Incitec Pivot Finance Ltd.(a)                            4.00        12/07/2015                6,136
    5,130   Yara International ASA(a)                                5.25        12/15/2014                5,535
                                                                                                      ----------
                                                                                                          11,671
                                                                                                      ----------
            METAL & GLASS CONTAINERS (0.2%)
    4,280   Rexam plc(a)                                             6.75         6/01/2013                4,519
                                                                                                      ----------
            STEEL (0.2%)
    2,000   ArcelorMittal                                            5.38         6/01/2013                2,069
    3,000   ArcelorMittal USA, Inc.                                  6.50         4/15/2014                3,196
                                                                                                      ----------
                                                                                                           5,265
                                                                                                      ----------
            Total Materials                                                                               49,096
                                                                                                      ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000   Telecom Italia Capital                                   5.25        11/15/2013                5,037
                                                                                                      ----------
            Total Eurodollar and Yankee Obligations (cost: $225,418)                                     228,165
                                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (19.4%)

            FINANCIALS (19.4%)
            ------------------
            ASSET-BACKED FINANCING (19.4%)
 $  8,356   Access Group, Inc.(f)                                    0.82%(b)     4/25/2029           $    7,883
    2,000   AESOP Funding II, LLC(a)                                 9.31        10/20/2013                2,074
    4,000   AESOP Funding II, LLC                                    5.68         2/20/2014                4,139
    5,000   AESOP Funding II, LLC                                    4.64         5/20/2016                5,406
    3,250   AESOP Funding ll, LLC(a)                                 2.98         9/20/2013                3,279
    2,500   American Express Credit Account Master Trust(a)          0.55(b)      9/15/2014                2,500
      334   AmeriCredit Automobile Receivables Trust                 2.21         1/15/2014                  335
    6,953   AmeriCredit Automobile Receivables Trust                 6.96        10/14/2014                7,156
    2,000   AmeriCredit Automobile Receivables Trust                 3.72        11/17/2014                2,037
    1,726   AmeriCredit Automobile Receivables Trust                 2.90        12/15/2014                1,759
    3,500   AmeriCredit Automobile Receivables Trust                 2.19         2/08/2016                3,521
    6,000   AmeriCredit Automobile Receivables Trust                 3.34         4/08/2016                6,079
    5,725   AmeriCredit Automobile Receivables Trust                 6.24         6/08/2016                6,262
   10,000   Arkle Master Issuer plc(a)                               1.87(b)      5/17/2060                9,999
    1,830   Aviation Capital Group Trust (INS)(a)                    0.98(b)      9/20/2033                1,406
    5,000   Bank of America Auto Trust(a)                            3.52         6/15/2016                5,084
    2,500   Bank of America Auto Trust(a)                            3.03        10/15/2016                2,542
      400   Bank of America Securities Auto Trust(a)                 2.13         9/15/2013                  401
    5,000   Bank One Issuance Trust                                  4.77         2/16/2016                5,235
    5,000   Bank One Issuance Trust                                  1.08(b)      2/15/2017                4,962
    5,000   Capital One Multi-Asset Execution Trust                  2.53(b)      7/15/2016                5,048
    3,046   Carmax Auto Owner Trust                                  1.74         4/15/2014                3,062
    2,037   CenterPoint Energy Transition Bond Co. III, LLC          4.19         2/01/2020                2,199
    3,258   Centre Point Funding, LLC(a)                             5.43         7/20/2015                3,437
      717   Chase Funding Mortgage Loan                              4.11         8/25/2030                  714
    2,674   CIT Equipment Collateral(a)                              2.41         5/15/2013                2,686
    5,500   CIT Equipment Collateral(a)                              3.88         9/16/2013                5,594
    4,000   CIT Equipment Collateral(a)                              4.86         3/17/2014                4,130
    3,255   Citi Financial Auto Issuance Trust(a)                    2.59        10/15/2013                3,276
    5,000   Citi Financial Auto Issuance Trust(a)                    3.15         8/15/2016                5,103
    1,300   Citibank Credit Card Issuance Trust                      6.95         2/18/2014                1,303
    4,000   Citibank Credit Card Issuance Trust                      4.40         6/20/2014                4,081
   11,000   Citibank Credit Card Issuance Trust                      6.30(b)      6/20/2014               11,238
    3,910   College Loan Corp. Trust                                 1.06(b)      1/15/2037                3,031
    8,404   Collegiate Funding Services Education Loan Trust         0.89(b)      3/28/2035                6,785
    3,273   CPS Auto Receivables Trust (INS)                         6.48         7/15/2013                3,323
    2,000   Credit Acceptance Auto Loan Trust(a)                     3.63        10/15/2018                2,006
    5,000   Credit Acceptance Auto Loan Trust(a)                     2.61         3/15/2019                5,003
    5,000   Credit Acceptance Auto Loan Trust(a)                     3.96         9/15/2019                5,004
   10,000   Enterprise Fleet Financing, LLC(a)                       2.10         5/22/2017               10,054
      816   Ford Credit Auto Owner Trust                             2.03(b)      4/15/2013                  819

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  3,000   Ford Credit Auto Owner Trust                             2.98%        8/15/2014           $    3,068
    4,000   Ford Credit Auto Owner Trust                             1.00        11/15/2014                4,093
    3,000   Ford Credit Auto Owner Trust                             2.38         7/15/2016                3,090
    1,000   GE Capital Credit Card Master Note Trust                 0.32(b)      3/15/2015                1,000
    5,000   GE Capital Credit Card Master Note Trust                 2.21         6/15/2016                5,113
    5,000   GE Capital Credit Card Master Note Trust(a)              5.39        11/15/2017                5,495
    9,255   GE Equipment Midticket, LLC(a)                           0.94         7/14/2014                9,261
    2,000   GE Equipment Midticket, LLC                              1.47         7/14/2015                2,018
    5,000   GE Equipment Midticket, LLC                              3.13        11/16/2020                5,059
      645   GE Equipment Small Ticket, LLC(a)                        1.92         7/15/2016                  646
    5,000   GE Equipment Small Ticket, LLC(a)                        1.60         1/21/2018                5,031
   10,000   Gracechurch Mortgage Financing plc(a)                    2.03(b)     11/20/2056               10,008
    5,000   Hertz Vehicle Financing, LLC(a)                          4.26         3/25/2014                5,130
    5,000   Hertz Vehicle Financing, LLC(a)                          4.94         3/25/2016                5,108
   10,000   Holmes Master Issuer plc(a)                              1.97(b)     10/15/2054                9,992
    5,000   Holmes Master Issuer plc(a)                              2.12(b)     10/21/2054                4,999
    1,830   Home Equity Asset Trust                                  0.69(b)     11/25/2035                1,791
    7,044   Honda Auto Receivables Owner Trust                       1.34         3/18/2014                7,080
    3,000   Honda Auto Receivables Owner Trust                       4.43         7/15/2015                3,051
    2,930   Huntington Auto Trust(a)                                 5.73         1/15/2014                2,972
    1,359   Hyundai Auto Receivables Trust                           2.03         8/15/2013                1,365
    1,813   Hyundai Auto Receivables Trust                           5.48        11/17/2014                1,851
    5,000   Iowa Student Loan Liquidity Corp.                        0.92(b)      9/25/2037                3,681
    1,096   John Deere Owner Trust                                   1.57        10/15/2013                1,097
    5,000   John Deere Owner Trust                                   3.96         5/16/2016                5,046
    9,725   MBNA Master Credit Card Note Trust                       6.80         7/15/2014                9,747
    3,568   MMAF Equipment Finance, LLC(a)                           2.37        11/15/2013                3,583
    3,000   MMAF Equipment Finance, LLC(a)                           3.51         1/15/2030                3,120
    2,542   Nissan Auto Receivables Owner Trust                      5.05        11/17/2014                2,587
    5,000   Permanent Master Issuer plc(a)                           2.12(b)      7/15/2042                4,997
    2,625   Prestige Auto Receivables Trust "A"(a)                   5.67         4/15/2017                2,710
    5,000   Prestige Auto Receivables Trust "B"                      2.87         7/16/2018                5,062
   14,500   Rental Car Finance Corp.(a)                              0.42(b)      7/25/2013               14,392
    8,350   Rental Car Finance Corp.(a)                              4.38         2/25/2016                8,509
    2,000   Santander Drive Auto Receivable Trust                    3.09         5/15/2017                2,002
    5,000   Santander Drive Auto Receivable Trust                    1.84        11/17/2014                5,039
    8,773   Santander Drive Auto Receivable Trust(a)                 3.19        10/15/2015                8,773
    2,665   Santander Drive Auto Receivable Trust(a)                 1.48         5/15/2017                2,653
   12,500   Santander Drive Auto Receivable Trust                    2.43         5/15/2017               12,727
    5,000   Santander Drive Auto Receivable Trust                    3.89         7/17/2017                5,091
    7,465   SLC Student Loan Trust                                   0.69(b)      1/15/2019                7,325
    5,577   SLC Student Loan Trust                                   0.87(b)      7/15/2036                4,675
    2,500   SLM Student Loan Trust                                   0.91(b)     12/15/2023                2,266
    6,278   SLM Student Loan Trust                                   0.94(b)      1/27/2025                5,414

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  1,250   SLM Student Loan Trust                                   0.76%(b)    10/27/2025           $    1,064
    8,000   SLM Student Loan Trust                                   1.02(b)      7/15/2036                5,465
    1,595   SLM Student Loan Trust                                   1.11(b)     10/25/2038                1,316
   14,000   Toyota Auto Receivables Owner Trust                      1.86         5/16/2016               14,208
    2,629   Volkswagen Auto Loan Enhanced Trust                      6.24         7/20/2015                2,694
    2,432   Volvo Financial Equipment, LLC(a)                        1.56         6/17/2013                2,436
    5,135   Volvo Financial Equipment, LLC(a)                        2.99         5/15/2017                5,169
    2,708   Wachovia Auto Owner Trust                                5.35         3/20/2014                2,749
      921   Washington Mutual Asset-Backed Certificates              0.37(b)      5/25/2047                  909
    2,333   Westlake Automobile Receivables Trust(a)                 1.08         7/15/2013                2,333
   10,000   World Omni Auto Receivables Trust                        1.91         4/15/2016               10,228
                                                                                                      ----------
            Total Financials                                                                             436,243
                                                                                                      ----------
            Total Asset-Backed Securities (cost: $430,476)                                               436,243
                                                                                                      ----------
            COMMERCIAL MORTGAGE SECURITIES (23.9%)

            FINANCIALS (23.9%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (23.9%)
    1,996   Banc of America Commercial Mortgage, Inc.                4.65         9/11/2036                2,043
      704   Banc of America Commercial Mortgage, Inc.                4.05        11/10/2038                  705
    2,121   Banc of America Commercial Mortgage, Inc.                5.41         6/10/2039                2,277
      116   Banc of America Commercial Mortgage, Inc.                4.56        11/10/2041                  116
    1,000   Banc of America Commercial Mortgage, Inc.                4.94        11/10/2041                1,055
    5,100   Banc of America Commercial Mortgage, Inc.                4.99        11/10/2042                5,259
    1,485   Banc of America Commercial Mortgage, Inc.                4.51        12/10/2042                1,512
    1,694   Banc of America Commercial Mortgage, Inc.                4.50         7/10/2043                1,716
    1,000   Banc of America Commercial Mortgage, Inc.                4.62         7/10/2043                1,006
      694   Banc of America Commercial Mortgage, Inc.                4.78         7/10/2043                  695
    2,225   Banc of America Commercial Mortgage, Inc.                5.09         7/10/2043                2,321
       39   Banc of America Commercial Mortgage, Inc.                4.76         7/10/2045                   39
    3,300   Banc of America Commercial Mortgage, Inc.                4.93         7/10/2045                3,663
    3,000   Banc of America Commercial Mortgage, Inc.                5.33         7/10/2045                3,146
    5,000   Banc of America Commercial Mortgage, Inc.                5.12        10/10/2045                5,572
    5,000   Banc of America Commercial Mortgage, Inc.                5.36        10/10/2045                5,487
      574   Banc of America Commercial Mortgage, Inc.                5.52         7/10/2046                  574
    4,935   Banc of America Commercial Mortgage, Inc.                5.18         9/10/2047                5,523
    5,361   Banc of America Commercial Mortgage, Inc.                5.32         9/10/2047                5,458
    9,000   Banc of America Commercial Mortgage, Inc.                6.02         2/10/2051                9,206
    1,422   Bear Stearns Commercial Mortgage Securities, Inc.        5.17        12/11/2038                1,471
    1,607   Bear Stearns Commercial Mortgage Securities, Inc.        4.24         8/13/2039                1,622
      503   Bear Stearns Commercial Mortgage Securities, Inc.        4.00         3/13/2040                  507
    2,800   Bear Stearns Commercial Mortgage Securities, Inc.        5.40        12/11/2040                2,844
    1,733   Bear Stearns Commercial Mortgage Securities, Inc.        4.95         2/11/2041                1,738
    1,703   Bear Stearns Commercial Mortgage Securities, Inc.        5.53        10/12/2041                1,759

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  2,635   Citigroup Commercial Mortgage Trust                      5.25%        4/15/2040           $    2,704
      463   Citigroup Commercial Mortgage Trust                      4.38        10/15/2041                  463
    3,550   Citigroup Commercial Mortgage Trust                      5.73         3/15/2049                4,026
    1,210   Citigroup Commercial Mortgage Trust                      5.38        10/15/2049                1,237
    1,897   Citigroup Commercial Mortgage Trust                      6.07        12/10/2049                1,963
    6,026   Citigroup Commercial Mortgage Trust(a)                   4.52         9/20/2051                6,085
    2,413   Citigroup Deutsche Bank Commercial Mortgage Trust        5.27         7/15/2044                2,434
    3,574   Citigroup Deutsche Bank Commerical Mortgage Trust        5.22         7/15/2044                3,738
    4,739   Commercial Mortgage Asset Trust                          6.98         1/17/2032                4,884
    1,000   Commercial Mortgage Asset Trust                          7.64        11/17/2032                1,067
      732   Commercial Mortgage Asset Trust                          4.63         5/10/2043                  733
    5,000   Commercial Mortgage Asset Trust                          4.98         5/10/2043                5,506
      939   Commercial Mortgage Trust                                4.58        10/15/2037                  944
    3,000   Commercial Mortgage Trust                                5.12         6/10/2044                3,334
    3,000   Credit Suisse Commercial Mortgage Trust                  6.02         6/15/2038                3,381
    5,422   Credit Suisse First Boston Mortgage Securities Corp.     5.42         5/15/2036                5,744
    4,000   Credit Suisse First Boston Mortgage Securities Corp.     5.11         7/15/2036                4,300
    9,126   Credit Suisse First Boston Mortgage Securities Corp.     4.69         4/15/2037                9,494
      991   Credit Suisse First Boston Mortgage Securities Corp.     4.51         7/15/2037                  997
    8,320   Credit Suisse First Boston Mortgage Securities Corp.     5.10         8/15/2038                9,219
    7,000   Credit Suisse First Boston Mortgage Securities Corp.     5.10         8/15/2038                7,710
    3,779   Credit Suisse First Boston Mortgage Securities Corp.     5.12         8/15/2038                3,808
    1,345   Credit Suisse First Boston Mortgage Securities Corp.     5.85         3/15/2039                1,403
   10,000   DB-UBS Mortgage Trust                                    3.64         8/10/2044               10,656
    5,126   DB-UBS Mortgage Trust(a)                                 3.74        11/10/2046                5,456
      111   GE Capital Commercial Mortgage Corp.                     4.87         7/10/2039                  111
    6,585   GE Capital Commercial Mortgage Corp.                     5.33        11/10/2045                6,751
      891   GE Commercial Mortgage Corp.                             5.31        11/10/2045                  894
      256   GMAC Commercial Mortgage Securities, Inc.                7.28         9/15/2033                  255
    1,829   GMAC Commercial Mortgage Securities, Inc.                6.50         5/15/2035                1,882
      171   GMAC Commercial Mortgage Securities, Inc.                4.65         4/10/2040                  173
    8,875   GMAC Commercial Mortgage Securities, Inc.                5.02         4/10/2040                9,303
      984   GMAC Commercial Mortgage Securities, Inc.                4.55        12/10/2041                1,024
    2,000   GMAC Commercial Mortgage Securities, Inc.                4.75         5/10/2043                2,105
    3,000   Greenwich Capital Commercial Funding Corp.               5.03         1/05/2036                3,139
    6,650   Greenwich Capital Commercial Funding Corp.               5.32         6/10/2036                7,121
    2,763   Greenwich Capital Commercial Funding Corp.               5.12         4/10/2037                2,776
    4,200   Greenwich Capital Commercial Funding Corp.               5.22         4/10/2037                4,568
    1,094   Greenwich Capital Commercial Funding Corp.               4.31         8/10/2042                1,096
    2,160   Greenwich Capital Commercial Funding Corp.               4.80         8/10/2042                2,337
    7,570   GS Mortgage Securities Corp. II                          5.55         4/10/2038                8,381
    6,395   GS Mortgage Securities Corp. II                          4.96         8/10/2038                6,569
      742   GS Mortgage Securities Corp. II(a)                       4.48         7/10/2039                  743
    4,100   GS Mortgage Securities Corp. II                          4.61         7/10/2039                4,121

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                COUPON                               VALUE
(000)       SECURITY                                                   RATE         MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
 $  4,500   GS Mortgage Securities Corp. II                            4.78%        7/10/2039         $    4,206
      920   GS Mortgage Securities Corp. II                            4.30         1/10/2040                928
    5,000   GS Mortgage Securities Corp. II(e)                         2.54         1/10/2045              5,096
    3,765   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.90         1/12/2037              4,016
    6,361   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20         8/12/2037              6,741
    1,130   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20         8/12/2037              1,156
      481   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.82         9/12/2037                482
    2,400   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.40         1/12/2039              2,522
    2,379   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.92         1/15/2042              2,360
    2,468   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.68         7/15/2042              2,506
    2,714   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.70         7/15/2042              2,740
    2,615   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.87        10/15/2042              2,616
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00        10/15/2042              2,167
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.04        10/15/2042              2,764
    9,178   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.25         1/12/2043              9,238
    2,130   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.46         1/12/2043              2,332
    3,159   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.49         4/15/2043              3,305
    5,425   J.P. Morgan Chase Commercial Mortgage Securities Corp.(f)  5.79         6/12/2043              5,737
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.81         6/12/2043              2,217
    1,212   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.82         6/12/2043              1,255
    9,211   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.45        12/12/2043              9,436
      960   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20        12/15/2044                969
    4,301   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37        12/15/2044              4,511
    1,586   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.88         4/15/2045              1,679

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                                COUPON                               VALUE
(000)       SECURITY                                                   RATE         MATURITY               (000)
----------------------------------------------------------------------------------------------------------------
 $  2,740   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.52%        5/12/2045         $    2,834
    3,548   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.58         5/12/2045              3,618
    2,649   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37         5/15/2045              2,774
    2,542   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.63         3/15/2046              2,600
    1,725   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.87         3/15/2046              1,796
    1,650   J.P. Morgan Chase Commercial Mortgage Securities Corp.(a)  4.09         7/15/2046              1,755
    4,745   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.13         5/15/2047              4,996
    3,988   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.63         2/12/2051              4,060
    2,270   LB-UBS Commercial Mortgage Trust                           4.56         9/15/2027              2,276
      864   LB-UBS Commercial Mortgage Trust                           3.97         3/15/2029                883
    4,466   LB-UBS Commercial Mortgage Trust                           5.25         6/15/2029              4,604
    3,905   LB-UBS Commercial Mortgage Trust                           4.63        10/15/2029              4,041
    1,950   LB-UBS Commercial Mortgage Trust                           5.00         4/15/2030              2,001
    1,079   LB-UBS Commercial Mortgage Trust                           5.01         4/15/2030              1,120
    1,780   LB-UBS Commercial Mortgage Trust                           4.65         7/15/2030              1,796
    4,137   LB-UBS Commercial Mortgage Trust                           4.66         7/15/2030              4,204
    5,830   LB-UBS Commercial Mortgage Trust                           4.95         9/15/2030              6,411
    2,664   LB-UBS Commercial Mortgage Trust                           5.10        11/15/2030              2,678
    4,880   LB-UBS Commercial Mortgage Trust                           5.47        11/15/2030              5,004
    5,000   LB-UBS Commercial Mortgage Trust                           5.08         2/15/2031              5,046
    5,844   LB-UBS Commercial Mortgage Trust                           5.16         2/15/2031              6,511
      513   LB-UBS Commercial Mortgage Trust                           5.87         6/15/2032                514
    2,382   LB-UBS Commercial Mortgage Trust                           6.04         6/15/2032              2,493
    5,000   LB-UBS Commercial Mortgage Trust                           4.69         7/15/2032              5,184
    3,718   LB-UBS Commercial Mortgage Trust                           4.37         3/15/2036              3,905
    5,000   LB-UBS Commercial Mortgage Trust                           5.35        11/15/2038              5,550
    4,000   LB-UBS Commercial Mortgage Trust                           5.41         9/15/2039              4,247
    1,250   LB-UBS Commercial Mortgage Trust                           4.86        12/15/2039              1,324
    4,000   LB-UBS Commercial Mortgage Trust                           5.42         2/15/2040              4,450
    2,282   Merrill Lynch Mortgage Trust                               5.24        11/12/2037              2,340
    9,068   Merrill Lynch Mortgage Trust                               4.96         7/12/2038              9,302
    2,000   Merrill Lynch Mortgage Trust                               5.14         7/12/2038              1,961
    3,292   Merrill Lynch Mortgage Trust                               5.61         5/12/2039              3,365
    1,183   Merrill Lynch Mortgage Trust                               4.17         8/12/2039              1,195
    3,716   Merrill Lynch Mortgage Trust                               4.86         8/12/2039              3,925
      855   Merrill Lynch Mortgage Trust                               4.72        10/12/2041                880
      522   Merrill Lynch Mortgage Trust                               4.81         9/12/2042                525

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $  1,453   Merrill Lynch Mortgage Trust                              4.56%       6/12/2043           $    1,460
    3,121   Merrill Lynch Mortgage Trust                              4.67        6/12/2043                3,195
    4,452   Merrill Lynch Mortgage Trust                              5.71        2/12/2051                4,678
    4,476   Merrill Lynch-Countrywide Commercial Mortgage Trust       5.38        7/12/2046                4,684
    1,613   Merrill Lynch-Countrywide Commercial Mortgage Trust       5.36        8/12/2048                1,696
    3,000   Morgan Stanley Capital I, Inc.                            5.54        6/15/2038                3,217
    4,435   Morgan Stanley Capital I, Inc.                            4.90        6/15/2040                4,450
    5,000   Morgan Stanley Capital I, Inc.                            4.97       12/15/2041                5,259
    1,340   Morgan Stanley Capital I, Inc.                            5.61        6/11/2042                1,345
    1,394   Morgan Stanley Capital I, Inc.                            5.72       10/15/2042                1,460
    2,271   Morgan Stanley Capital I, Inc.                            5.62        7/12/2044                2,285
    4,222   Morgan Stanley Capital I, Inc.(a)                         2.60        9/15/2047                4,281
    8,147   Morgan Stanley Capital I, Inc.                            5.78        4/12/2049                8,390
    5,500   Morgan Stanley Capital I, Inc.                            5.62       12/12/2049                5,578
      708   Morgan Stanley Dean Witter Capital I, Inc.                7.49        2/23/2034                  721
      239   Morgan Stanley Dean Witter Capital I, Inc.                6.51        4/15/2034                  239
    2,915   Morgan Stanley Dean Witter Capital I, Inc.                5.98        1/15/2039                2,935
      247   Morgan Stanley Dean Witter Capital I, Inc.(a)             5.13        5/24/2043                  249
    5,000   Morgan Stanley Dean Witter Capital I, Inc.(a)            10.24       12/17/2043                5,128
    1,402   Morgan Stanley Dean Witter Capital I, Inc.                4.54        7/15/2056                1,430
      120   Salomon Brothers Mortgage Securities VII, Inc.            4.47        3/18/2036                  120
    1,146   Structured Asset Securities Corp.                         7.15       10/12/2034                1,152
    4,077   Wachovia Bank Commercial Mortgage Trust(a)                4.24       10/15/2035                4,096
    2,000   Wachovia Bank Commercial Mortgage Trust                   5.08       11/15/2035                2,075
      644   Wachovia Bank Commercial Mortgage Trust                   4.78        3/15/2042                  651
      700   Wachovia Bank Commercial Mortgage Trust                   4.94        4/15/2042                  768
    5,000   Wachovia Bank Commercial Mortgage Trust                   5.12        7/15/2042                5,532
      220   Wachovia Bank Commercial Mortgage Trust                   5.68        5/15/2043                  220
    1,483   Wachovia Bank Commercial Mortgage Trust                   5.16       10/15/2044                1,497
    3,120   Wachovia Bank Commercial Mortgage Trust                   5.21       10/15/2044                3,451
    7,500   Wachovia Bank Commercial Mortgage Trust                   5.46       12/15/2044                7,552
      450   Wachovia Bank Commercial Mortgage Trust                   5.94        6/15/2045                  479
    4,344   Wachovia Bank Commercial Mortgage Trust                   5.50       10/15/2048                4,411
    1,000   Wachovia Bank Commercial Mortgage Trust                   5.57       10/15/2048                1,107
    5,000   Wachovia Bank Commercial Mortgage Trust                   5.31       11/15/2048                5,600
      935   WF-RBS Commercial Mortgage Trust(a)                       3.24        3/15/2044                  960
                                                                                                      ----------
                                                                                                         537,447
                                                                                                      ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   40,385   Morgan Stanley Capital I, Inc., acquired 5/09/2008;
              cost $1,063(a),(h)                                      1.42        1/13/2041                   71
                                                                                                      ----------
            Total Financials                                                                             537,518
                                                                                                      ----------
            Total Commercial Mortgage Securities (cost: $525,035)                                        537,518
                                                                                                      ----------

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (5.6%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)
 $    705   Freddie Mac(+)                                           4.50%        1/15/2029           $      711
                                                                                                      ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.2%)
    2,222   Fannie Mae(+)                                            4.50         5/01/2023                2,379
    1,501   Fannie Mae(+)                                            4.50         2/01/2024                1,606
      993   Fannie Mae(+)                                            5.00        12/01/2021                1,074
    2,447   Fannie Mae(+)                                            5.00         6/01/2023                2,639
    1,350   Fannie Mae(+)                                            5.00         9/01/2023                1,456
    3,910   Fannie Mae(+)                                            5.00         2/01/2024                4,216
    1,582   Fannie Mae(+)                                            5.50        12/01/2020                1,726
    1,923   Fannie Mae(+)                                            5.50         2/01/2023                2,093
    4,919   Fannie Mae(+)                                            5.50         6/01/2023                5,354
    1,856   Fannie Mae(+)                                            5.50         9/01/2023                2,020
    4,237   Fannie Mae(+)                                            5.50         6/01/2024                4,611
    2,525   Fannie Mae(+)                                            6.00        10/01/2022                2,719
    3,636   Fannie Mae(+)                                            6.00         1/01/2023                3,915
    1,863   Fannie Mae(+)                                            6.00         1/01/2023                2,006
    2,543   Fannie Mae(+)                                            6.00         7/01/2023                2,734
    2,296   Freddie Mac(+)                                           2.38         4/01/2035                2,430
    1,353   Freddie Mac(+)                                           5.00         5/01/2020                1,460
    1,153   Freddie Mac(+)                                           5.00         9/01/2020                1,250
      505   Freddie Mac(+)                                           5.50        11/01/2018                  551
    1,690   Freddie Mac(+)                                           5.50         4/01/2021                1,852
                                                                                                      ----------
                                                                                                          48,091
                                                                                                      ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (3.4%)(i)
    5,000   Citigroup Funding, Inc. (INS)                            1.88        10/22/2012                5,064
   10,000   Citigroup Funding, Inc.                                  2.00         3/30/2012               10,031
    3,000   Citigroup, Inc. (INS)                                    0.47(b)      5/07/2012                3,004
   10,000   Citigroup, Inc. (INS)                                    2.13         4/30/2012               10,050
    4,000   Fannie Mae(+)                                            1.88         4/20/2012                4,016
   13,000   General Electric Capital Corp.                           2.13        12/21/2012               13,232
   10,000   GMAC, Inc. (INS)                                         1.75        10/30/2012               10,124
    1,000   MetLife, Inc. (INS)                                      0.90(b)      6/29/2012                1,002
    2,000   PNC Funding Corp. (INS)                                  0.78(b)      4/01/2012                2,001
    3,000   Private Export Funding Corp.                             1.38         2/15/2017                3,022
   15,000   Western Corp. Federal Credit Union (INS)                 1.75        11/02/2012               15,185
                                                                                                      ----------
            Total Other U.S. Government Guaranteed Securities                                             76,731
                                                                                                      ----------
            Total U.S. Government Agency Issues (cost: $121,821)                                         125,533
                                                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (8.2%)

            AIRPORT/PORT (0.9%)
 $  5,000   Chicago Midway Airport                                   3.53%        1/01/2041(j)        $    5,133
      660   Cleveland (INS)                                          5.24         1/01/2017                  680
    5,855   College Park Georgia (INS)(f)                            5.73         1/01/2014                6,189
    2,000   Dallas-Fort Worth International Airport Facilities
              Improvement Corp.                                      1.93        11/01/2014                2,020
    3,500   Greater Orlando Aviation Auth.                           4.50        10/01/2013                3,699
    3,000   Houston Airport System                                   5.00         7/01/2015                3,293
                                                                                                      ----------
                                                                                                          21,014
                                                                                                      ----------
            APPROPRIATED DEBT (0.3%)
    4,000   Miami-Dade County                                        5.00         5/01/2031(j)             4,297
    1,000   Pennsylvania Commonwealth Finance Auth.                  3.38         6/01/2013                1,023
    2,000   Pennsylvania Commonwealth Finance Auth.                  4.18         6/01/2015                2,148
      120   Reeves County (INS)                                      5.75         3/01/2012                  120
                                                                                                      ----------
                                                                                                           7,588
                                                                                                      ----------
            BUILDINGS (0.1%)
    3,000   Rhode Island EDC                                         3.78         5/15/2012                3,023
                                                                                                      ----------
            EDUCATION (0.7%)
    3,000   George Washington Univ.                                  3.29         9/15/2014                3,072
    5,000   New Jersey EDA                                           1.55(b)      6/15/2013                5,000
    5,000   New Jersey EDA                                           3.17         9/01/2014                5,132
    2,000   New York Institute of Technology                         3.68         3/01/2012                2,002
                                                                                                      ----------
                                                                                                          15,206
                                                                                                      ----------
            ELECTRIC UTILITIES (1.5%)
    2,000   Air Quality Dev. Auth.                                   4.75         8/01/2029(j)             2,030
    2,000   American Municipal Power, Inc.                           3.62         2/15/2013                2,044
    3,000   American Municipal Power, Inc.                           3.82         2/15/2014                3,124
    1,000   Appling County Dev. Auth.                                2.50         1/01/2038(j)             1,016
    5,000   Beaver County IDA                                        4.75         8/01/2033(j)             5,592
    3,000   Coconino County                                          3.63        10/01/2029(j)             3,077
    3,000   Economic Dev. Financing Auth.                            3.00        12/01/2038(j)             3,063
    4,000   Farmington Pollution Control                             2.88         9/01/2024(j)             4,078
    2,000   Maricopa County                                          5.50         5/01/2029(j)             2,020
    1,500   Missouri Environmental Improvement and Energy
              Resources Auth.                                        4.90         5/01/2038(j)             1,565
    3,000   Ohio Water Dev. Auth.                                    3.38         7/01/2033(j)             3,099
    2,000   West Virginia EDA                                        2.00         1/01/2041(j)             2,010
                                                                                                      ----------
                                                                                                          32,718
                                                                                                      ----------

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (0.2%)
 $    243   Pedernales Electric Cooperative, Inc. (INS)(a)           4.09%       11/15/2012           $      244
    3,000   Piedmont Municipal Power Agency                          4.34         1/01/2017                3,070
                                                                                                      ----------
                                                                                                           3,314
                                                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
   15,000   California Pollution Control Financing Auth.(f)          1.20(b)      8/01/2023(j)            14,999
    2,000   Gloucester County                                        3.38(b)     12/01/2029(j)             2,037
    4,000   Maricopa County IDA                                      2.63        12/01/2031(j)             4,079
    5,000   Miami-Dade County                                        1.25         9/01/2027(j)             5,067
    2,375   Miami-Dade County IDA                                    2.63         8/01/2023(j)             2,411
    6,000   South Carolina Jobs EDA                                  2.25        11/01/2016(j)             6,130
                                                                                                      ----------
                                                                                                          34,723
                                                                                                      ----------
            GENERAL OBLIGATION (0.7%)
    1,000   Andrews County                                           2.64         8/15/2013                1,008
    1,050   Andrews County                                           3.08         8/15/2014                1,068
    2,000   California                                               5.65         4/01/2039(j)             2,102
    2,430   Chippewa Valley Schools                                  3.65         5/01/2015                2,530
    4,000   Newark                                                   3.50        12/13/2012                4,031
    1,750   Port of Seattle                                          2.25        12/01/2014                1,810
    3,000   Utica School District                                    2.00         7/26/2012                3,012
                                                                                                      ----------
                                                                                                          15,561
                                                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    3,250   Long Beach                                               3.75        11/01/2015                3,252
                                                                                                      ----------
            MISCELLANEOUS (0.2%)
    5,000   Statewide Communities Dev. Auth.                         5.00         6/15/2013                5,299
                                                                                                      ----------
            MULTI-UTILITIES (0.0%)
    1,000   Louisville/Jefferson County                              1.90(b)     10/01/2033(j)             1,002
                                                                                                      ----------
            MULTIFAMILY HOUSING (0.2%)
    4,085   Michigan State Housing Dev. Auth.                        3.30         4/01/2015                4,169
                                                                                                      ----------
            MUNICIPAL FINANCE (0.1%)
    3,000   Kentucky Asset                                           3.17         4/01/2018                3,085
                                                                                                      ----------
            NURSING/CCRC (0.1%)
    1,485   Waco Health Facilities Dev. Corp. (INS)                  5.27         2/01/2016                1,545
                                                                                                      ----------
            SALES TAX (0.2%)
    5,000   Louisiana                                                3.00(b)      5/01/2043(j)             5,068
                                                                                                      ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.7%)
      555   City and County of San Francisco Redevelopment
              Financing Auth. (INS)                                  5.62         8/01/2016                  569
      500   Metropolitan Nashville Airport Auth. (INS)               2.25         7/01/2012                  500

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                 MARKET
AMOUNT                                                              COUPON                                 VALUE
(000)       SECURITY                                                 RATE         MATURITY                 (000)
----------------------------------------------------------------------------------------------------------------
 $    500   Metropolitan Nashville Airport Auth. (INS)               3.73%        7/01/2014           $      510
    5,705   New York City Transitional Finance Auth.                 3.06         5/01/2015                6,083
    5,000   Orange County                                            0.90         5/01/2013                5,008
    3,500   Regional Transitional Auth.                              2.84         7/01/2012                3,534
                                                                                                      ----------
                                                                                                          16,204
                                                                                                      ----------
            TOLL ROADS (0.5%)
   10,000   North Texas Tollway Auth.                                2.44         9/01/2013               10,263
                                                                                                      ----------
            Total Municipal Bonds (cost: $178,949)                                                       183,034
                                                                                                      ----------
            MONEY MARKET INSTRUMENTS (0.2%)

            VARIABLE-RATE DEMAND NOTES (0.0%)

            UTILITIES (0.0%)
            ----------------
            MULTI-UTILITIES (0.0%)
    1,000   Sempra Energy(a)                                         0.39        11/01/2014                1,000
                                                                                                      ----------

----------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.2%)
4,083,539   State Street Institutional Liquid Reserve Fund, 0.18%(k)                                       4,084
                                                                                                      ----------
            Total Money Market Instruments (cost: $5,084)                                                  5,084
                                                                                                      ----------

            TOTAL INVESTMENTS (COST: $2,202,373)                                                      $2,249,560
                                                                                                      ==========

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                               VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                        QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                    IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $    -          $  733,983             $-    $  733,983
  Eurodollar and Yankee Obligations                 -             228,165              -       228,165
  Asset-Backed Securities                           -             436,243              -       436,243
  Commercial Mortgage Securities                    -             537,518              -       537,518
  U.S. Government Agency Issues                     -             125,533              -       125,533
  Municipal Bonds                                   -             183,034              -       183,034
Money Market Instruments:
  Variable-Rate Demand Notes                        -               1,000              -         1,000
  Money Market Funds                            4,084                   -              -         4,084
------------------------------------------------------------------------------------------------------
Total                                          $4,084          $2,245,476             $-    $2,249,560
------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA       Economic Development Authority
    EDC       Economic Development Corp.
    IDA       Industrial Development Authority/Agency
    REIT      Real estate investment trust

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2012.

    (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

         rate disclosed represents the current rate at January 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association
         (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

    (e) At January 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $8,137,000.

    (f) At January 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

         of these securities at January 31, 2012, was $71,000, which represented less than 0.1% of the Fund's net assets.

    (i) Other U.S. government guaranteed securities -- The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

    (j) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (k) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

See accompanying notes to financial statements.

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,202,373)               $2,249,560
   Cash                                                                                 336
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                               201
         Nonaffiliated transactions                                                   3,732
      USAA Investment Management Company (Note 6C)                                       10
      Interest                                                                       15,142
      Securities sold                                                                     5
                                                                                 ----------
         Total assets                                                             2,268,986
                                                                                 ----------
LIABILITIES
   Payables:
      Securities purchased                                                           21,122
      Capital shares redeemed                                                         2,323
      Dividends on capital shares                                                       181
   Accrued management fees                                                              534
   Accrued transfer agent's fees                                                        155
   Other accrued expenses and payables                                                  130
                                                                                 ----------
         Total liabilities                                                           24,445
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,244,541
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $2,201,273
   Overdistribution of net investment income                                             (9)
   Accumulated net realized loss on investments                                      (3,910)
   Net unrealized appreciation of investments                                        47,187
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,244,541
                                                                                 ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,064,379/224,894 shares outstanding)          $     9.18
                                                                                 ==========
      Institutional Shares (net assets of $174,214/18,978 shares outstanding)    $     9.18
                                                                                 ==========
      Adviser Shares (net assets of $5,948/648 shares outstanding)               $     9.18
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $37,552
                                                                        -------
EXPENSES
   Management fees                                                        3,059
   Administration and servicing fees:
      Fund Shares                                                         1,522
      Institutional Shares                                                   60
      Adviser Shares                                                          4
   Transfer agent's fees:
      Fund Shares                                                         1,789
      Institutional Shares                                                   60
   Distribution and service fees (Note 6E):
      Adviser Shares                                                          7
   Custody and accounting fees:
      Fund Shares                                                           156
      Institutional Shares                                                    9
   Postage:
      Fund Shares                                                            46
   Shareholder reporting fees:
      Fund Shares                                                            30
   Trustees' fees                                                             7
   Registration fees:
      Fund Shares                                                            37
      Institutional Shares                                                    2
      Adviser Shares                                                         22
   Professional fees                                                         70
   Other                                                                     20
                                                                        -------
         Total expenses                                                   6,900
   Expenses reimbursed:
      Adviser Shares                                                        (16)
                                                                        -------
         Net expenses                                                     6,884
                                                                        -------
NET INVESTMENT INCOME                                                    30,668
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                      1,105
   Change in net unrealized appreciation/depreciation                    (6,087)
                                                                        -------
         Net realized and unrealized loss                                (4,982)
                                                                        -------
   Increase in net assets resulting from operations                     $25,686
                                                                        =======

See accompanying notes to financial statements.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                                 1/31/2012      7/31/2011
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $   30,668     $   59,525
   Net realized gain on investments                                  1,105          2,675
   Change in net unrealized appreciation/depreciation
      of investments                                                (6,087)        (4,668)
                                                                -------------------------
      Increase in net assets resulting from operations              25,686         57,532
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                  (28,666)       (56,388)
      Institutional Shares                                          (1,936)        (3,012)
      Adviser Shares*                                                  (75)          (125)
                                                                -------------------------
         Distributions to shareholders                             (30,677)       (59,525)
                                                                -------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                      91,091        212,897
   Institutional Shares                                             56,215         47,625
   Adviser Shares*                                                     379          5,591
                                                                -------------------------
      Total net increase in net assets from capital
         share transactions                                        147,685        266,113
                                                                -------------------------
   Net increase in net assets                                      142,694        264,120

NET ASSETS
   Beginning of period                                           2,101,847      1,837,727
                                                                -------------------------
   End of period                                                $2,244,541     $2,101,847
                                                                =========================
Overdistribution of net investment income:
   End of period                                                $       (9)    $        -
                                                                =========================

*Adviser Shares were initiated August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
         (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

         sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, which are valued based on methods discussed in Note 1A1, and a variable-rate demand note, which is valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $8,078,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of less than $6,000, which represents 4.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $5,015,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2012 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
  EXPIRES                        BALANCE
-----------                    ----------
    2012                       $1,083,000
    2014                        1,383,000
    2015                          461,000
    2017                        1,275,000
    2018                          813,000
                               ----------
                      Total    $5,015,000
                               ==========

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $519,627,000 and $340,608,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $52,047,000 and $4,860,000, respectively, resulting in net unrealized appreciation of $47,187,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED               YEAR ENDED
                                          1/31/2012                  7/31/2011
-------------------------------------------------------------------------------------
                                    SHARES        AMOUNT      SHARES          AMOUNT
                                   --------------------------------------------------
FUND SHARES:
Shares sold                         39,888      $ 365,140      99,019       $ 911,378
Shares issued from reinvested
  dividends                          3,013         27,577       5,887          54,182
Shares redeemed                    (32,957)      (301,626)    (81,805)       (752,663)
                                   --------------------------------------------------
Net increase from capital
  share transactions                 9,944      $  91,091      23,101       $ 212,897
                                   ==================================================
INSTITUTIONAL SHARES:
Shares sold                          7,840      $  71,734       5,126       $  47,146
Shares issued from reinvested
  dividends                            212          1,936         327           3,012
Shares redeemed                     (1,907)       (17,455)       (275)         (2,533)
                                   --------------------------------------------------
Net increase from capital
  share transactions                 6,145      $  56,215       5,178       $  47,625
                                   ==================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                             73      $     663         610       $   5,622
Shares issued from reinvested
  dividends                              1             11           -               1
Shares redeemed                        (33)          (295)         (3)            (32)
                                   --------------------------------------------------
Net increase from capital
  share transactions                    41      $     379         607       $   5,591
                                   ==================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Investment Grade Bond Funds Index over the performance period. The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $3,059,000,

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

    which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $441,000, $19,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.03%, and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.05% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,522,000, $60,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $32,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Adviser Shares to 0.90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2012,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    the Adviser Shares incurred reimbursable expenses of $16,000, of which $10,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,789,000, $60,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of $201,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                    OWNERSHIP %
-------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                     2.4%
USAA Target Retirement 2020 Fund                                       3.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 542,000 shares, which represent 83.7% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2012, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                         NET REALIZED
                                                         COST TO             GAIN
SELLER                         PURCHASER                PURCHASER          TO SELLER
-------------------------------------------------------------------------------------
USAA High Income Fund       USAA Short-Term
                              Bond Fund                $17,425,000         $1,006,000
USAA Intermediate-Term      USAA Short-Term
  Bond Fund                   Bond Fund                 10,241,000            260,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                       YEAR ENDED JULY 31,
                               ------------------------------------------------------------------------------
                                     2012          2011          2010         2009          2008         2007
                               ------------------------------------------------------------------------------
Net asset value at
 beginning of period           $     9.20    $     9.21    $     8.89     $   8.81      $   8.85     $   8.80
                               ------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                .13           .27           .34          .43           .41          .40
 Net realized and
  unrealized gain (loss)             (.02)         (.01)          .32          .08          (.04)         .05
                               ------------------------------------------------------------------------------
Total from investment
 operations                           .11           .26           .66          .51           .37          .45
                               ------------------------------------------------------------------------------
Less distributions from:
 Net investment income               (.13)         (.27)         (.34)        (.43)         (.41)        (.40)
                               ------------------------------------------------------------------------------
Net asset value at
 end of period                 $     9.18    $     9.20    $     9.21     $   8.89      $   8.81     $   8.85
                               ==============================================================================
Total return (%)*                    1.21          2.85          7.52(b)      6.11          4.26         5.18(a)
Net assets at
 end of period (000)           $2,064,379    $1,978,161    $1,767,213     $902,546      $651,398     $515,684
Ratios to average
 net assets:(c),**
 Expenses (%)(c)                      .64(d)        .62           .63(b)       .72           .69          .69(a)
 Net investment
  income (%)                         2.82(d)       2.92          3.64         5.04          4.63         4.50
Portfolio turnover (%)                 16            26            25           31            33           37

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $2,019,437,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) For the year ended July 31, 2010, SAS reimbursed the Fund $128,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                 PERIOD ENDED    YEAR ENDED JULY 31,      PERIOD ENDED
                                                  JANUARY 31,   ---------------------        JULY 31,
                                                     2012          2011          2010        2009***
                                                 -----------------------------------------------------
Net asset value at beginning of period           $   9.20      $   9.21       $  8.89        $  8.81
                                                 ---------------------------------------------------
Income (loss) from investment operations:
 Net investment income                                .14           .29           .36            .45
 Net realized and unrealized gain (loss)             (.02)         (.01)          .32            .08
                                                 ---------------------------------------------------
Total from investment operations                      .12           .28           .68            .53
                                                 ---------------------------------------------------
Less distributions from:
 Net investment income                               (.14)         (.29)         (.36)          (.45)
                                                 ---------------------------------------------------
Net asset value at end of period                 $   9.18      $   9.20       $  9.21        $  8.89
                                                 ===================================================
Total return (%)*                                    1.29          3.09          7.78           6.40
Net assets at end of period (000)                $174,214      $118,103       $70,514        $26,164
Ratios to average net assets:**
 Expenses (%)(a)                                      .48(b)        .39           .38            .39(b)
 Net investment income (%)                           2.98(b)       3.15          3.84           5.39(b)
Portfolio turnover (%)                                 16            26            25             31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $129,008,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     SIX-MONTH
                                                   PERIOD ENDED           PERIOD ENDED
                                                    JANUARY 31,              JULY 31,
                                                        2012                 2011***
                                                   -----------------------------------
Net asset value at beginning of period                $ 9.20               $ 9.21
                                                      ---------------------------
Income (loss) from investment operations:
 Net investment income                                   .12                  .24
 Net realized and unrealized loss                       (.02)                (.01)
                                                      ---------------------------
Total from investment operations                         .10                  .23
                                                      ---------------------------
Less distributions from:
 Net investment income                                  (.12)                (.24)
                                                      ---------------------------
Net asset value at end of period                      $ 9.18               $ 9.20
                                                      ===========================
Total return (%)*                                       1.08                 2.55
Net assets at end of period (000)                     $5,948               $5,583
Ratios to average net assets:**(a)
 Expenses (%)(b)                                         .90                  .90
 Expenses, excluding reimbursements (%)(b)              1.44                 1.65
 Net investment income (%)                              2.57                 2.64
Portfolio turnover (%)                                    16                   26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $5,779,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                    AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                    --------------------------------------------------------------
FUND SHARES
Actual                                $1,000.00              $1,012.08                 $3.24

Hypothetical
 (5% return before expenses)           1,000.00               1,021.92                  3.25

INSTITUTIONAL SHARES
Actual                                 1,000.00               1,012.90**                2.43**

Hypothetical
 (5% return before expenses)           1,000.00               1,022.72**                2.44**

ADVISER SHARES
Actual                                 1,000.00               1,010.80                  4.55

Hypothetical
 (5% return before expenses)           1,000.00               1,020.61                  4.57

* Expenses are equal to the annualized expense ratio of 0.64% for Fund Shares, 0.48% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 1.21% for Fund Shares, 1.29% for Institutional Shares, and 1.08% for Adviser Shares for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

** The Institutional Shares' annualized expense ratio of 0.48% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 0.49%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2011 -
                                    AUGUST 1, 2011        JANUARY 31, 2012        JANUARY 31, 2012
                                    --------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                $1,000.00              $1,012.90                 $2.48

Hypothetical
 (5% return before expenses)           1,000.00               1,022.67                  2.49

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                                     Daniel S. McNamara
                                             Robert L. Mason, Ph.D.
                                             Barbara B. Ostdiek, Ph.D.
                                             Michael F. Reimherr
                                             Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                            USAA Asset Management Company
INVESTMENT ADVISER                           P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                              USAA Investment Management Company
DISTRIBUTOR                                  P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                               USAA Shareholder Account Services
                                             9800 Fredericksburg Road
                                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                                State Street Bank and Trust Company
ACCOUNTING AGENT                             P.O. Box 1713
                                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                  Ernst & Young LLP
REGISTERED PUBLIC                            100 West Houston St., Suite 1800
ACCOUNTING FIRM                              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                  Under "My Accounts" on
SELF-SERVICE 24/7                            USAA.COM select "Investments,"
AT USAA.COM                                  then "Mutual Funds"

OR CALL                                      Under "Investments" view
(800) 531-USAA                               account balances, or click
        (8722)                               "I want to...," and select
                                             the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

             [LOGO OF USAA]
                 USAA(R)

   WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23426-0312                                (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.